April 29, 2005



Securities and Exchange Commission
450 5 Street, N.W.
Washington, DC 20549


 RE: Midland National Life Separate Account C File Number 333-71800

Commissioners:

Enclosed for filing is a copy, including exhibits, of Post-Effective Amendment Number 7 to the above referenced Form N-4 Registration Statement.

This amendment is being filed pursuant to paragraph (b) Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

The market timing disclosure language used in the "Transfer Limitations" section of Part A of this registration statement is identical to the language reviewed in the 485(a) submission of registration statement 333-58300, post-effective amendment #8 filed on February 14,2005.

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill and Brennan L L P at 202-383-0126.

Sincerely,


/s/


Terri Silvius
Director - Compliance
Variable Operations


cc:       Frederick R. Bellamy
          Sutherland Asbill & Brennan LLP

                             As filed with the Securities and Exchange Commission on April XX, 2005
                                                                                                        Registration Nos. 333-71800

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          811-07772
                                               SECURITIES AND EXCHANGE COMMISSION
                                                     WASHINGTON, D.C. 20549
-----------------------------------------------------------------------------------------------------------------------------------

                                                               FORM N-4

                                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                           |_|
                                                   Pre-Effective Amendment No.                                    |X|
                                                   Post-Effective Amendment No. 7
                                                                               -----
                                                                and

                                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY                             |_|
                                                               ACT OF
                                                                1940

                                                  Amendment No.  7                                                |X|
                                                                ----

                                               MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
                                                      (Exact Name of Registrant)

                                               MIDLAND NATIONAL LIFE INSURANCE COMPANY
                                                         (Name of Depositor)

                                               One Midland Plaza, Sioux Falls, SD 57193
                                         (Address of Depositor's Principal Executive Offices)

                                          Depositor's Telephone Number, including Area Code:
                                                            (605) 335-5700

Name and Address of Agent for Service:                                    Copy to:

Stephen P. Horvat, Jr.                                                    Frederick R. Bellamy, Esq.
Senior Vice President, Secretary and Chief Legal Officer                  Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company                                   1275 Pennsylvania Avenue, N.W.
Sammons Financial Group                                                   Washington, DC  20004-2415
525 W. Van Buren
Chicago, IL  60607

It  is proposed that this filing will become effective:

|_|  Immediately upon filing pursuant to paragraph (b) of Rule 485

|X|  On May 1, 2005 pursuant to paragraph (b) of Rule 485

|_|  60 days after filing pursuant to paragraph (a) of Rule 485

|_|  On pursuant to paragraph (a) of Rule 485

                                                         -------------------

                                                      Title of securities being
                                                             registered:
                                                 National Advantage Variable Annuity
                                       Individual Flexible Premium Variable Annuity Contracts.



                 National Advantage Variable Annuity Prospectus
                                   May 1, 2005

                   Flexible Premium Deferred Variable Annuity
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account C
        Phone: (877) 586-0240 (toll-free) Fax: (866) 270-9565 (toll-free)

Please read this prospectus for details on the contract being offered to You and keep it for future reference. This prospectus sets forth the information that a prospective investor should know before investing.

The National Advantage Variable Annuity (the "contract") offers You a unique menu of benefits and riders that may be particularly useful to You in meeting Your long-term savings and retirement needs. There are, however, costs and charges associated with these optional riders. We (Midland National Life Insurance Company) encourage You to carefully consider the costs and benefits of each rider You select to ensure that these riders are consistent with Your personal investment goals and needs. The minimum initial premium for a non-qualified contract is $10,000 (unless You elect an optional rider, at an additional cost). The minimum initial premium for a qualified contract is $2,000.

If You elect the Bonus Credit Rider, We will add a bonus credit to each premium payment that You make in the first contract year. Electing a bonus credit may be beneficial to You only if You own the contract for a sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional fee charged for the Bonus Credit Rider. Your expenses will be higher if You elect the Bonus Credit Rider and over time, the value of the bonus may be more than offset by the extra fee charged for the Bonus Credit Rider.


A Statement of Additional Information ("SAI") about the contract and the Midland National Life Separate Account C is available free of charge by checking the appropriate box on the application form or contacting Us at the number above, or by writing to Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. The SAI, dated May 1, 2005, has been filed with the U.S. Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus.

You may allocate Your premiums to Our Fixed Account and/or to the Separate Account investment divisions (see Definitions) that invest in a specified mutual fund portfolio. You can choose among the sixty-nine investment divisions shown on the following page. The mutual fund portfolios are part of the following series funds or trusts:

o         AIM Variable Insurance Funds1                         o         Janus Aspen Series
o         Alger American Fund                                   o         Lord Abbett Series Fund, Inc
o         American Century Variable Portfolios, Inc.            o         MFS(R)Variable Insurance TrustSM
o         Calvert Variable Series, Inc.                         o         Neuberger Berman AMT Portfolios
o         Fidelity's Variable Insurance Products Fund Initial   o         PIMCO Variable Insurance Trust
          Class, and Service Class 2
                                                                o         Premier VIT2
o         Goldman Sachs Variable Insurance Trust
o         JPMorgan Series Trust II                              o         Rydex Variable Trust
                                                                o         Van Eck Worldwide Insurance Trust
1Formerly INVESCO Variable Investment Funds, Inc.
2Formerly PIMCO Advisors VIT.


Your accumulation value in the investment divisions will increase or decrease based on investment performance. You bear this risk. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The contracts involve investment risk, including possible loss of principal. The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.

                                          SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

 ------------------------------------------------------------------------------------------------------------------------

 1.        AIM V.I. Financial Services Fund1                36.       Goldman Sachs VIT CORESM Small Cap Equity
                                                                          Fund

 ------------------------------------------------------------------------------------------------------------------------

 2.        AIM V.I. Health Sciences Fund2 (Effective July   37.       Goldman Sachs VIT Growth and Income Fund
           1, 2005, AIM V.I. Health Sciences Fund will be
           renamed AIM V.I. Global Health Care Fund)

 ------------------------------------------------------------------------------------------------------------------------

 3.        AIM V.I. Technology Fund3                        38.       Goldman Sachs VIT MidCap Value Fund

 ------------------------------------------------------------------------------------------------------------------------

 4.        AIM V.I. Utilities Fund4                         39.       JPMorgan Bond Portfolio (Series Trust II)

 ------------------------------------------------------------------------------------------------------------------------

 5.        Alger American Growth Portfolio                  40.       JPMorgan Small Company Portfolio  (Series
                                                                          Trust II)

 ------------------------------------------------------------------------------------------------------------------------

 6.        Alger American Leveraged AllCap Portfolio        41.       Janus Aspen Series Growth & Income Portfolio

 ------------------------------------------------------------------------------------------------------------------------

 7.        Alger American Mid-Cap Growth Portfolio          42.       Lord Abbett Series Fund, Inc. Growth & Income
                                                                          Portfolio

 ------------------------------------------------------------------------------------------------------------------------

 8.        Alger American Small Capitalization Portfolio    43.       Lord Abbett Series Fund, Inc. International
                                                                          Portfolio

 ------------------------------------------------------------------------------------------------------------------------

 9.        American Century VP Balanced Fund                44.       Lord Abbett Series Fund, Inc. Mid-Cap Value
                                                                          Portfolio

 ------------------------------------------------------------------------------------------------------------------------

 10.       American Century VP Capital Appreciation Fund    45.       MFS(R)VIT Emerging Growth Series

 ------------------------------------------------------------------------------------------------------------------------

 11.       American Century VP Income & Growth Fund         46.       MFS(R)VIT Investors Trust Series

 ------------------------------------------------------------------------------------------------------------------------

 12.       American Century VP Inflation Protection Fund    47.       MFS(R)VIT New Discovery Series

 ------------------------------------------------------------------------------------------------------------------------

 13.       American Century VP International Fund           48.       MFS(R)VIT Research Series

 ------------------------------------------------------------------------------------------------------------------------

 14.       American Century VP Large Company Value          49.       Neuberger Berman AMT Fasciano Portfolio
           Fund

 ------------------------------------------------------------------------------------------------------------------------

 15.       American Century VP Mid Cap Value Fund           50.       Neuberger Berman AMT MidCap Growth Portfolio

 ------------------------------------------------------------------------------------------------------------------------

 16.       American Century VP Ultra(R)Fund                 51.       Neuberger Berman AMT Regency Portfolio

 ------------------------------------------------------------------------------------------------------------------------

 17.       American Century VP Value Fund                   52.       PIMCO VIT High Yield Portfolio

 ------------------------------------------------------------------------------------------------------------------------

 18.       Calvert VS Social Equity Portfolio               53.       PIMCO VIT Low Duration Portfolio

 ------------------------------------------------------------------------------------------------------------------------

 19.       Calvert VS Social Mid Cap Growth Portfolio       54.       PIMCO VIT Real Return Portfolio

 ------------------------------------------------------------------------------------------------------------------------

 20.       Calvert VS Social Small Cap Growth Portfolio     55.       PIMCO VIT Total Return Portfolio

 ------------------------------------------------------------------------------------------------------------------------

 21.       Fidelity VIP Asset Manager: Growth Portfolio     56.       Premier VIT OpCap Small Cap Portfolio5

 ------------------------------------------------------------------------------------------------------------------------

 22.       Fidelity VIP Asset Managersm Portfolio           57.       Premier VIT OpCap Renaissance Portfolio6

 ------------------------------------------------------------------------------------------------------------------------

 23.       Fidelity VIP Balanced Portfolio                  58.       Rydex VT Arktos Fund

 ------------------------------------------------------------------------------------------------------------------------

 24.       Fidelity VIP Contrafund(R)Portfolio               59.       Rydex VT Juno Fund

 ------------------------------------------------------------------------------------------------------------------------

 25.       Fidelity VIP Equity-Income Portfolio             60.       Rydex VT Nova Fund

 ------------------------------------------------------------------------------------------------------------------------

 26.       Fidelity VIP Growth & Income Portfolio           61.       Rydex VT OTC Fund

 ------------------------------------------------------------------------------------------------------------------------

 27.       Fidelity VIP Growth Opportunities Portfolio      62.       Rydex VT Sector Rotation Fund

 ------------------------------------------------------------------------------------------------------------------------

 28.       Fidelity VIP Growth Portfolio                    63.       Rydex VT U.S. Government Bond Fund

 ------------------------------------------------------------------------------------------------------------------------

 29.       Fidelity VIP High Income Portfolio               64.       Rydex VT U.S. Government Money Market Fund

 ------------------------------------------------------------------------------------------------------------------------

 30.       Fidelity VIP Index 500 Portfolio                 65.       Rydex VT Ursa Fund

 ------------------------------------------------------------------------------------------------------------------------

 31.       Fidelity VIP Investment Grade Bond Portfolio     66.       Van Eck Worldwide Bond Fund

 ------------------------------------------------------------------------------------------------------------------------

 32.       Fidelity VIP MidCap Portfolio                    67.       Van Eck Worldwide Emerging Markets Fund

 ------------------------------------------------------------------------------------------------------------------------

 33.       Fidelity VIP Money Market Portfolio              68.       Van Eck Worldwide Hard Assets Fund

 ------------------------------------------------------------------------------------------------------------------------

 34.       Fidelity VIP Overseas Portfolio                  69.       Van Eck Worldwide Real Estate Fund

 ------------------------------------------------------------------------------------------------------------------------

 35.       Fidelity VIP Value Strategies Portfolio

 ------------------------------------------------------------------------------------------------------------------------


1Formerly INVESCO VIF-Financial Services Fund

2Formerly INVESCO VIF-Health Sciences Fund

3 Formerly INVESCO VIF-Technology Fund

4 Formerly INVESCO VIF-Utilities Fund

5 Formerly PIMCO Advisors OpCap Small Cap

6 Formerly PIMCO Advisors OpCap renaissance


This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned.

You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.

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
                                                   TABLE OF CONTENTS
                                                                                                                    PAGE


DEFINITIONS...........................................................................................................11
SUMMARY...............................................................................................................14
      Features of National Advantage Variable Annuity.................................................................14
            Your "Free Look" Right....................................................................................14
            Your Accumulation Value...................................................................................14
            Flexible Premium Payments.................................................................................14
            Bonus Credit Rider........................................................................................15
            Minimum Premium Rider.....................................................................................15
            Investment Choices........................................................................................15
            Transfers.................................................................................................15
            Surrenders................................................................................................16
            Risk of Increases in Fees and Charges.....................................................................16
            Effects of Market Timing..................................................................................16
      FEE TABLE.......................................................................................................17
            Periodic Charges Other Than Portfolio Expenses............................................................17
            Range of Annual Operating Expenses for the Portfolios1....................................................18
      EXPENSE EXAMPLES................................................................................................18
      FINANCIAL INFORMATION...........................................................................................19
      CHARGES AND FEES................................................................................................19
            Surrender Charge..........................................................................................19
            Mortality and Expense Risk Charge.........................................................................20
            Annual Maintenance Fee....................................................................................21
            Transfer Fee..............................................................................................21
            Premium Taxes.............................................................................................21
            Optional Rider Charges....................................................................................21
      OPTIONAL RIDERS.................................................................................................21
            Bonus Credit Rider........................................................................................21
            Minimum Premium Rider.....................................................................................22
            Guaranteed Minimum Death Benefit Rider....................................................................22
            Higher Education Rider....................................................................................22
            Estate Planning Rider.....................................................................................22
            Surrender Charge Rider....................................................................................22
            Loan Charge (TSA Contracts Only)..........................................................................23
ADDITIONAL INFORMATION ABOUT NATIONAL ADVANTAGE.......................................................................24
      SUITABILITY OF THE CONTRACTS....................................................................................24
      DEATH BENEFIT...................................................................................................24
      OTHER PRODUCTS..................................................................................................24
      INQUIRIES AND CORRESPONDENCE....................................................................................24
      STATE VARIATIONS................................................................................................25
SEPARATE ACCOUNT C AND THE FUNDS......................................................................................25
      OUR SEPARATE ACCOUNT AND ITS INVESTMENT DIVISIONS...............................................................25
            The Funds.................................................................................................26
            Investment Policies Of The Funds' Portfolios..............................................................26
            Availability of the Portfolios............................................................................35
      AMOUNTS IN OUR SEPARATE ACCOUNT.................................................................................35
      WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT.......................................................................36
      OUR RIGHT TO CHANGE HOW WE OPERATE OUR SEPARATE ACCOUNT.........................................................36
THE FIXED ACCOUNT.....................................................................................................37
DETAILED INFORMATION ABOUT THE CONTRACT...............................................................................38
      REQUIREMENTS FOR ISSUANCE OF A CONTRACT.........................................................................38
            Minimum Premium Rider.....................................................................................39
      FREE LOOK.......................................................................................................39
      TAX-FREE "SECTION 1035" EXCHANGES...............................................................................39
      ALLOCATION OF PREMIUM PAYMENTS..................................................................................40
            Changing Your Premium Allocation Percentages..............................................................40
            Bonus Credit Rider........................................................................................40
      YOUR ACCUMULATION VALUE.........................................................................................41
            Transfers of Accumulation Value...........................................................................41
      TRANSFER LIMITATIONS............................................................................................42
      SURRENDERS......................................................................................................44
      LOANS...........................................................................................................45
      DOLLAR COST AVERAGING...........................................................................................48
            Fixed Account Dollar Cost Averaging ("Fixed Account DCA").................................................49
      PORTFOLIO REBALANCING...........................................................................................49
      FIXED ACCOUNT EARNINGS SWEEP PROGRAM............................................................................50
      SYSTEMATIC WITHDRAWALS..........................................................................................50
      FREE SURRENDER AMOUNT...........................................................................................51
      PARTIAL WAIVER OF SURRENDER CHARGE - CHARITABLE REMAINDER TRUST ENDORSEMENT.....................................51
      DEATH BENEFIT...................................................................................................51
      GUARANTEED MINIMUM DEATH BENEFIT (GMDB) RIDER...................................................................53
      PAYMENT OF DEATH BENEFITS.......................................................................................53
      HIGHER EDUCATION RIDER..........................................................................................53
      ESTATE PLANNING RIDER...........................................................................................53
CHARGES, FEES AND DEDUCTIONS..........................................................................................54
      SURRENDER CHARGES ON SURRENDERS.................................................................................54
      MORTALITY AND EXPENSE RISK CHARGE...............................................................................55
      ANNUAL MAINTENANCE FEE..........................................................................................55
      RIDER CHARGES...................................................................................................55
      TRANSFER CHARGE.................................................................................................56
      LOAN CHARGE (TSA CONTRACTS ONLY)................................................................................57
      CHARGES IN THE FUNDS............................................................................................57
      PREMIUM TAXES...................................................................................................57
      OTHER TAXES.....................................................................................................57
FEDERAL TAX STATUS....................................................................................................58
      INTRODUCTION....................................................................................................58
      ANNUITY CONTRACTS IN GENERAL....................................................................................58
            Qualified and Nonqualified Contracts......................................................................58
            Loans.....................................................................................................59
            Diversification and Distribution Requirements.............................................................60
            Surrenders - Nonqualified Contracts.......................................................................60
            Multiple Contracts........................................................................................61
            Withholding...............................................................................................61
            Annuity Payments..........................................................................................61
            Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations................................62
            Taxation of Death Benefit Proceeds........................................................................62
            Transfers, Assignments or Exchange of Contracts...........................................................62
            Possible Tax Law Changes..................................................................................62
            Economic Growth and Tax Relief Reconciliation Act of 2001.................................................62
            Separate Account Charges..................................................................................63
      MATURITY DATE...................................................................................................63
            Electing An Annuity Option................................................................................63
            Fixed Payment Options.....................................................................................64
            Variable Payment Options..................................................................................64
            Payment Options...........................................................................................65
            Transfers after the Maturity Date.........................................................................65
ADDITIONAL INFORMATION................................................................................................66
      MIDLAND NATIONAL LIFE INSURANCE COMPANY.........................................................................66
      FUND VOTING RIGHTS..............................................................................................66
            How We Determine Your Voting Shares.......................................................................67
            Voting Privileges of Participants In Other Companies......................................................67
      OUR REPORTS TO OWNERS...........................................................................................67
      CONTRACT PERIODS, ANNIVERSARIES.................................................................................67
      DIVIDENDS.......................................................................................................68
      PERFORMANCE.....................................................................................................68
            CHANGE OF ADDRESS NOTIFICATION............................................................................68
            MODIFICATION TO YOUR CONTRACT.............................................................................68
      YOUR BENEFICIARY................................................................................................69
      ASSIGNING YOUR CONTRACT.........................................................................................69
      WHEN WE PAY PROCEEDS FROM THIS CONTRACT.........................................................................69
      DISTRIBUTION OF THE CONTRACTS...................................................................................70
      REGULATION......................................................................................................71
      DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC..............................................................71
      LEGAL PROCEEDINGS...............................................................................................71
      LEGAL MATTERS...................................................................................................72
      FINANCIAL STATEMENTS............................................................................................72
STATEMENT OF ADDITIONAL INFORMATION...................................................................................72
CONDENSED FINANCIAL INFORMATION.......................................................................................75


                                   DEFINITIONS


For Your convenience, below is a glossary of the special terms We use in this prospectus. In this prospectus, these words and phrases are generally in bold face type.


Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Accumulation value means the sum of the amounts You have in Our Fixed Account and in the investment divisions of Our Separate Account under Your inforce contract.


Annuitant means the person(s), designated by the owner, to whom periodic income will be paid (payee). This is the person whose life is used to determine the amount and duration of any periodic income involving life contingencies. After the maturity date, the annuitant will be considered the owner unless otherwise stated.


Annuity Unit means the units in the Separate Account, after the maturity date, that are used to determine the amount of the annuity payment.


Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from Your contract under one of the annuity payment options. An election to annuitize Your contract may be irrevocable. If You elect to annuitize Your contract, You will no longer be able to exercise any liquidity provision that may have previously been available.


Attained Age means the issue age plus the number of complete contract years since the issue date.

Beneficiary means the person or persons to whom the contract's death benefit will be paid in the event of the death of the owner or annuitant.

Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading generally 3:00 p.m. Central Time.

Contract Anniversary means the same date in each contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month.

Contract Year means a year that starts on the issue date or on each anniversary thereafter.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the owner or annuitant if the contract is still inforce. The death benefit will be paid when We receive due proof of the death of the owner or annuitant, an election of how the death benefit is to be paid, and any other required documents or forms.

Executive Office means Our office located at One Midland Plaza, Sioux Falls, SD 57193. Please use Our Principal Office address and telephone number for all correspondence, payments, and inquiries.

Funds mean the investment companies, more commonly called mutual funds, available for investment by Our Separate Account on the issue date or as later changed by Us.

Gain means the difference, if any, between Your accumulation value and the net premiums paid into this contract.

Investment Division means a division of Our Separate Account which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant on the last birthday before the issue date.

Issue Date means the date the contract goes into effect and from which contract anniversaries and contract years are determined.

Maturity Date means the date, specified in Your contract, on which income payments will begin. The earliest possible maturity date is the 8th contract anniversary at which time You may annuitize Your full accumulation value. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday.

Net Premium means Your premium payment(s) minus any partial surrenders and any surrender charges.


Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the Contract.


Payee means the person who is entitled to receive annuity payments after an annuity is effected. On or after the maturity date, the annuitant will be the payee. If the annuitant or the owner dies prior to the maturity date, then the beneficiary is the payee.

Principal Office means where You contact Us to pay premiums or take other action, such as transfers between investment divisions. The address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to the Company.

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the contract.

Surrender Value means the Fixed Account accumulation value plus the Separate Account accumulation value on the date of surrender minus any surrender charge, premium tax and annual maintenance fee.

Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed by the owner and received by Us at the address shown on the Specification Page of Your contract.

                                     SUMMARY

In this prospectus "We", "Our", "Us", "Midland National", and "Company" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the contract. We refer to the person who is covered by the contract as the "annuitant", because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the contract. The detailed information appearing later in this prospectus further explains the following summary. This summary must be read along with that detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is inforce.

Features of National Advantage Variable Annuity

The National Advantage Variable Annuity contract provides You with a basic contract to which You can add optional riders. For each optional rider You choose, a corresponding charge will be deducted. The flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the accumulation value and payment of annuity payments on a fixed or variable basis. The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.


The contracts are available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (non-qualified contract) and for retirement plans which do qualify for those tax advantages (qualified contract). This contract does not offer any additional tax benefits when purchased under a qualified plan. See "Suitability of the Contracts" on page 24 for more detailed information


This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned.

Your "Free Look" Right

You have a right to examine the contract and return it to Us for any reason. Your request generally must be postmarked no later than 10 days (or as required by state law) after You receive Your contract. By current company practice, Your request must be postmarked no later than 30 days after You receive Your contract (see "Free Look" on page 39 for more details).



Your Accumulation Value Your accumulation value depends on:

      o     the amount and frequency of premium payments,

      o     the selected portfolio's investment experience,

      o     interest earned on amounts allocated to the Fixed Account,

      o     partial surrenders, and

      o     charges and deductions.




You bear the investment risk under the contract (except for amounts in the Fixed Account). There is no minimum guaranteed accumulation value with respect to any amounts allocated to the Separate Account. (See "Your Accumulation Value" on page 41).



Flexible Premium Payments

You may pay premiums whenever You want and in whatever amount You want, within certain limits. We generally require an initial minimum premium of at least $10,000. However, if You elect the minimum premium rider (at an additional cost) or purchase a qualified contract, We may accept an initial premium of only $2,000. Additional premium payments must be at least $50. By current company practice, We will waive the initial premium for group list bill contracts if each premium payment is at least $50.


You may choose a planned periodic premium. You need not pay premiums according to the planned schedule.


Unless You receive approval from Us, the maximum amount of premium You can pay into this contract is $2,000,000. If you select any or all of the optional riders available under this contract, the maximum amount of premium is limited to $1,000,000.


Bonus Credit Rider

If You select the bonus credit rider, then We will apply a credit of 4.0% to each premium payment that You make in the first contract year. In exchange for this credit, We will charge an additional fee against Your Separate Account accumulation value during the first seven contract years. Over time, the amount of the fees may exceed the amount of the bonus credits. In general, in order to receive a benefit from this rider, the Separate Account must experience a certain level of positive performance over a number of years. Generally, the higher the first year premium and the higher the rate of return, the more advantageous the bonus credit rider becomes and vice versa.

Because the 0.60% charge associated with the Bonus Credit Rider will be assessed against the entire Separate Account value for the first seven contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the bonus credit rider and consult their financial adviser regarding its desirability. Note carefully that the charge will be assessed against the Separate Account accumulated value attributable to premium payments made in years two through seven, but no bonus will be credited with respect to premium payments made anytime after the first contract year.


If You exercise Your free look right and cancel the contract, We will retain that proportion of the accumulation value provided by any bonus credits above Your premium payments.

Minimum Premium Rider
If You elect this rider, Your minimum initial premium requirement under a non-qualified contract will be only $2,000. You will incur an additional charge against Your Separate Account accumulation value until Your net premium (premiums less partial surrenders) is equal to or greater than the regular premium requirement of $10,000. Once Your net premium exceeds $10,000 the additional charge against Your Separate Account accumulation value will end, even if in the future Your Separate Account accumulation value falls below $10,000 due to negative investment performance. If , however, Your net premium never becomes greater than $10,000, then You will continue to incur the additional charge against Your Separate Account accumulation value until the maturity date.

Investment Choices

You may allocate Your accumulation value to the investment divisions of Our Separate Account or to Our Fixed account, which pays interest at a declared rate, or to a combination of these options. For limitations on premium allocations to the Fixed Account, see "THE FIXED ACCOUNT" on page 37.

For a full description of the portfolios, see the funds' prospectuses, which accompany this prospectus. (See "The Funds" on page 26).

 Each portfolio pays a different investment management or advisory fee and different operating expenses. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company. See "Investment Policies Of The Funds' Portfolios" on page 26.


Transfers
You may transfer Your accumulation value among the investment divisions and between the Fixed Account and the investment divisions before the maturity date (although We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.). After the maturity date, You may make two transfers each year among the Separate Account investment divisions.

We require a minimum amount, usually $200 (or 100% of an investment division if less than $200), for each transfer.

Currently, We do not charge for making transfers. However, We reserve the right to assess a $15 administrative charge for each transfer after the 12th transfer in a contract year.


Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. See definition of "Business Day" on page 11 . For limitations on transfers to and from the Fixed Account, see "THE FIXED ACCOUNT" on page 37. For restrictions on transfers due to market timing, see "Transfer Limitations" on page 42.


Surrenders

You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin. You may also elect a systematic withdrawal option (See "Systematic Withdrawals" on page 50). (Your retirement plan may restrict surrenders.) You may withdraw up to 10% of Your net premiums (premiums less prior partial surrenders, as determined on the date of the surrender request), once each contract year without incurring a surrender charge. (See "Free Surrender Amount" on page 51). However, by current Company practice, We will allow the free surrender amount to be taken in multiple withdrawals each contract year. This is not guaranteed. We may impose a surrender charge on any surrender in excess of the free surrender amount (including surrenders to begin annuity payments), and upon full surrender. We may also deduct an annual maintenance fee. The amount You request plus any surrender charge will be deducted from Your accumulation value. You may take a surrender in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select. A surrender may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 1/2. Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income. (See "Surrender Charges on Surrenders" on page 54, "FEDERAL TAX STATUS" on page 58, and "Electing An Annuity Option" on page 63.) Surrenders from contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.


Partial Waiver of Surrender Charge - Charitable Remainder Trust.
This benefit provides for a potential increase in the free surrender amount allowed once each contract year. Under this benefit, the free surrender amount is the greater of : a) Your accumulation value less Your net premiums at the close of the prior business day or b) 10% of Your net premiums at the time of the partial surrender. There is no charge for this benefit and it is only available if the owner is a Charitable Remainder Trust.

Risk of Increases in Fees and Charges
Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum levels.

Effects of Market Timing
Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the General Account ("Harmful Trading) can cause risks with adverse effects for other contract owners (and beneficiaries and portfolios). These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some "market timers" attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage."); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

FEE TABLE

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract. The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer accumulation value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses                Charge

Sales Load Imposed on Purchase                     None
Maximum Surrender Charge (as a percentage          7.00%
of premiums withdrawn)

Transfer Fee                                       $0-$151
Maximum TSA Net Loan Interest Annual Rate*         2.0%

(of amount in loan account)

* The net loan interest rate is the maximum interest rate We charge (5.0%) less the amount We credit to the Fixed Account balance (3.0%).

Periodic Charges Other Than Portfolio Expenses

The next table lists the fees and expenses that You may pay periodically during the time that You own the contract, not including portfolio company fees and expenses.

                                                                               Guaranteed        Current Charge
                                                                                 Maximum
Annual Maintenance Fee2                                                            $60                 $30

Separate Account Annual Expenses  (as a percentage of average accumulation value)
Mortality and Expense Risk Charge                                                 0.95%               0.95%

Optional Rider Charges:
                  Bonus Credit Rider Charge                                       0.70%               0.60%
                  Minimum Premium Rider Charge                                    0.50%               0.25%
                  Guaranteed Minimum Death Benefit Rider Charge                   0.75%               0.50%
                  Charitable Remainder Trust Rider Charge                         None                None
                  Higher Education Rider Charge                                   4.00%               0.95%
                  Estate Planning Rider Charge                                    0.75%               0.35%
                  Five-Year Surrender Charge Rider Charge                         0.45%               0.25%
                  Three-Year Surrender Charge Rider Charge                        0.55%               0.35%
                  Zero Year Surrender Charge Rider Charge                         0.70%               0.50%
Total Separate Account Expenses with the Highest Optional Charges3                7.65%               3.60%


      1 We reserve the right to impose a $15 charge for each transfer after the twelfth (12th) transfer in a contract year.

      2 The annual maintenance fee is deducted proportionally from the accumulation value at the time of the charge. We reserve the right to change this fee, however, it will not exceed $60 per contract year. The annual maintenance fee is deducted only when the net premiums are less than $50,000 in the Separate Account. The annual maintenance fee is reflected in the examples below by a method intended to show the "average" impact of the annual maintenance fee on an investment of less than $50,000. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans. In the examples, the annual maintenance fee is approximated as an annual asset charge of 0.33% (guaranteed) or 0.17% (current) based on the average accumulation value of $17,985 as of 12/31/04.

      3 The highest possible combination of Rider Charges is for all Riders except for the Surrender Charge Duration Rider, since that Rider cannot be elected in combination with the Bonus Credit or Higher Education Riders.

Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2004 (before any fee waiver or expense reimbursement). Expenses may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses                           Lowest           Highest
(expenses that are deducted from portfolio company assets, including management fees, distribution, and/or service (12b-1) fees and other
expenses)                                                                    0.29%            3.45%

1The portfolio expenses used to prepare this table were provided to Us by the fund(s). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31, 2004. Current or future expenses may be higher or lower than those shown.

For information concerning compensation paid for the sale of contracts, see "distribution of the contracts" on page 70.


EXPENSE EXAMPLES


The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and portfolio company operating expenses (for the year ended December 31, 2004).


Both examples assume that You invest $10,000 in the contract for the time periods indicated. The Examples also assume that Your investment has a 5% return each year. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1: All optional riders are elected (except the surrender charge rider); guaranteed charges; highest portfolio expenses (without voluntary waivers of fees or expenses).

      (1) If You surrender or annuitize Your contract at the end of the applicable time period:

                           ------------ ------------ ------------ ------------
                           1 Year       3 Years      5 Years      10
                                                                  Years
                           ------------ ------------ ------------ ------------

                           $1,781       $3,775       $5,419       $8,584

                           ------------ ------------ ------------ ------------

      (2)   If You do NOT surrender Your contract:

                           ------------ ------------ ------------ ------------
                           1 Year       3 Years      5 Years      10
                                                                  Years
                           ------------ ------------ ------------ ------------

                           $1,151       $3,235       $5,059       $8,584

                           ------------ ------------ ------------ ------------

Example 2: No optional riders are elected; current charge levels; lowest portfolio expenses (without voluntary waivers of fees or expenses).

      (1) If You surrender or annuitize Your contract at the end of the applicable time period:

                           ------------ ------------ ------------ ------------
                           1 Year       3 Years      5 Years      10
                                                                  Years
                           ------------ ------------ ------------ ------------

                           $774         $987         $1,132       $1,691

                           ------------ ------------ ------------ ------------

      (2)   If You do NOT surrender Your contract:

                           ------------ ------------ ------------ ------------
                           1 Year       3 Years      5 Years      10
                                                                  Years
                           ------------ ------------ ------------ ------------

                           $144         $447         $772         $1,691

                           ------------ ------------ ------------ ------------

The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lower than those shown. The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.


FINANCIAL INFORMATION


Our financial statements, and financial statements for the Separate Account, are in the Statement of Additional Information. You may obtain a free copy of the Statement of Additional Information by checking the appropriate box on the application form, calling Us toll-free at (877) 586-0240, faxing Us at (866) 270-9565, or writing Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. Condensed financial information for the Separate Account begins at page 75.



CHARGES AND FEES

Surrender Charge

Sales expenses are not deducted from premium payments. However, a surrender charge may be assessed against premium payments when they are withdrawn, including full and partial surrenders to effect an annuity and systematic withdrawals. (See "Surrender Charges on Surrenders" on page 54.)


The length of time between the receipt of each premium payment and the surrender determines the surrender charge. For this purpose, premium payments will be deemed to be withdrawn in the order in which they are received and all partial surrenders will be made first from premium payments and then from other accumulation values. The charge is a percentage of the premium withdrawn and is as follows:

        Length of Time               Surrender
     From Premium Payment
       (Number of Years)              Charge
               1                        7%
               2                        7%
               3                        6%
               4                        5%
               5                        4%
               6                        3%
               7                        2%
              8+                        0%


No Surrender charge will be assessed upon:

(a)       payment of death benefits;
(b)       exercise of the free look right, or
(c)       surrender of the free surrender amount


At the time of a withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount. For example, if at the beginning of Your second contract year Your net premium was $10,000 and Your accumulation value was $8,000, then in the event of a withdrawal or surrender, the second year surrender charge percentage of 7% would be charged on $9,000 (the $10,000 net premium amount less the free surrender amount) and not the $8,000 accumulation value amount.


The surrender charge may be partially waived pursuant to the Charitable Remainder Trust rider. Certain conditions may apply to this waiver. Please refer to Your contract for details.

Under Midland National's current Company practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules are not subject to surrender charges. We reserve the right to change this practice in the future.


Surrenders may have tax consequences. (See " Federal  Tax Status" on page 58.)


Mortality and Expense Risk Charge

We deduct a 0.95% per annum charge against all accumulation values held in the Separate Account for assuming the mortality and expense risks and other risks under the contract. (See "Mortality and Expense Risk Charge" on page 55.)


Annual Maintenance Fee

We currently deduct an annual maintenance fee of $30 from each contract. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans and for contracts with net premiums of $50,000 or more on the contract anniversary. (See "CHARGES, FEES AND DEDUCTIONS" on page 54.)


Transfer Fee
There may be a $15 charge for each transfer in excess of 12 in any one contract year.

Premium Taxes

We will deduct the amount of any premium taxes levied by a state or any government entity from Your accumulation value at surrender, death or annuitization. (See "Premium Taxes" on page 57).


Loan Charge (TSA Contracts Only)
Loan interest is charged in arrears on any outstanding loan. Loan interest that is unpaid when due will be added to the outstanding loan at the end of each contract quarter (or, if earlier, on the date of loan repayment, surrender, contract termination, or the death of the owner or annuitant) and will bear interest at the same rate of the loan. We charge an annual interest rate of 5.0% on loans.

After offsetting the 3.0% annual interest rate that We guarantee We will credit to the portion of Our Fixed Account securing the loan against the maximum loan interest rate of 5.0%, the maximum guaranteed net cost of the loans is 2.0% annually.

Optional Rider Charges

We deduct an additional fee for each optional rider You select. For a list of these charges, see "FEE TABLE" on page 17.



OPTIONAL RIDERS


You may add various riders to the basic contract. You must elect these riders on Your contract application. We deduct a daily charge for each optional rider, at the annual rates specified in the "FEE TABLE" on page 17, against Your Separate Account accumulation value. The investment divisions' accumulation unit values reflect these charges. Charges for these optional riders are in addition to the charges for the basic contract (stated in the Fee Table). If You elect the highest possible combination of all of these riders, the total Separate Account expenses currently would be 3.60% per year. We reserve the right to change the charge for each optional rider. Once elected, these optional riders may not be terminated.


The following brief descriptions of the riders are only summaries. Each rider is subject to particular terms and conditions that are specified in the rider itself, so You should read each rider carefully if You are interested in it.

Bonus Credit Rider

If You elect this rider on Your application, then We will credit a 4.0% bonus credit to Your premium payments received during the first contract year. This rider may not be elected in combination with the Surrender Charge Rider. We will deduct an additional daily charge assessed against Your Separate Account accumulation value during the first seven contract years at the annual rate noted in the Fee Table.


Minimum Premium Rider

If You elect this rider on Your application, then We will lower the amount of the minimum initial premium required for non-qualified contracts from $10,000 to $2,000. We will deduct an additional daily charge against Your Separate Account accumulation value until Your net premium is greater than the regular minimum premium requirement of $10,000. If the net premium is never greater than $10,000, then the additional daily charge will continue until the maturity date. The charge for this rider is at the annual rate noted in the Fee Table.


Guaranteed Minimum Death Benefit Rider

If You elect this rider on Your application, then We will guarantee that the death benefit will be the greater of total premiums minus partial surrenders accumulated at 6% per year credited daily and compounded annually, (limited to an additional 100% of premiums minus adjustments for partial surrenders) or the accumulation value. Adjustments for any partial surrenders will reduce the Death Benefit by the same proportion the accumulation value was reduced by the partial surrender. The maximum issue age for this rider is age 75. We will deduct an additional daily charge against Your Separate Account accumulation value (until the maturity date) at the annual rate noted in the Fee Table.


Higher Education Rider

If You elect this rider on Your application, then We will provide an extra benefit equal to 10% of the gain, under this contract, of the partial or full surrender amount. This rider is only available for non-qualified contracts. This rider may not be elected in combination with the Surrender Charge Rider. Under this rider, You may request a partial or full surrender, made directly payable to a United States accredited institution of higher education, at any time after the seventh contract anniversary and prior to the maturity date. If the amount of the withdrawal exceeds the 10% penalty-free withdrawal amount, surrender charges may apply. We will deduct an additional daily charge against Your Separate Account accumulation value (until the maturity date) at the annual rate noted in the Fee Table. We continue to deduct this charge even during periods when there is no gain on the accumulation value and, therefore, no benefits available.


Estate Planning Rider
If You elect this rider on Your application, then We will provide an extra death benefit of 40% of the gain in this contract upon the death of the owner or annuitant prior to the maturity date. This rider is only available for non-qualified contracts. The maximum extra death benefit is limited to 50% of the net premiums. If You have no gain when the death benefit is calculated, then You will receive no benefit. The maximum issue age for this rider is age 75. We will deduct an additional daily charge against Your Separate Account accumulation value (until the maturity date) at the annual rate listed in the Fee Table. We continue to deduct this charge even during periods when there is no gain on the accumulation value and, therefore, no benefits available.

Surrender Charge Rider


If You elect this rider on Your application, You have several choices regarding the duration of the surrender charge period (the number of years the surrender charge remains in effect). You have the option of shortening the regular surrender charge period of seven years to one of three different shorter periods: five years, three years, or none (no surrender charge). There is an extra charge for this rider as noted in the "FEE TABLE" on page 17. The amount of the charge depends on which shorter period You choose, as indicated below. The charge is a percentage (specified below) of the average daily accumulation value, and the charge remains in effect until the Contract is terminated. If You choose the zero year surrender charge period, access to the Fixed Account is restricted. You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option.

You can elect this rider only when You purchase the Contract, (on Your application). This rider cannot be elected in combination with the Bonus Credit Rider or the Higher Education Rider.


          Five-Year Surrender Charge Period:

          The schedule for the five-year surrender charge period is as follows:

              Length of Time From                  Surrender Charge
               Premium Payment                Percentage (as a percentage of
              Number of Years)                premium payment withdrawn)

                  Less than 1                               7%
                     1 - 2                                  7%
                     2 - 3                                  6%
                     3 - 4                                  5%
                     4 - 5                                  4%
                     More than 5                            0%

          Three-Year Surrender Charge Period

          The schedule for the three-year surrender charge period is as follows:


                  Length of Time From                  Surrender Charge
                   Premium Payment              Percentage (as a percentage of
                  (Number of Years)               premium payment withdrawn)

                      Less than 1                             7%
                      1 - 2                                   7%
                      2 - 3                                   6%
                      More than 3                             0%

          Zero Year Surrender Charge Period

          The "zero year" surrender charge period means there is no surrender charge, even in the first Contract Year. You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option.


                 ADDITIONAL INFORMATION ABOUT NATIONAL ADVANTAGE

SUITABILITY OF THE CONTRACTS

Because of the surrender charge and other expenses, the contracts are not appropriate for short-term investment. In addition, the contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as 401(k) plans. The tax-deferred feature of the contracts is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit, lifetime annuity payments, and optional riders make the contract appropriate for their purposes. The issue age limitation is age 75 on the Guaranteed Minimum Death Benefit Rider and the Estate Planning Rider. Before purchasing a contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the contract and the suitability of the investment.

DEATH BENEFIT

The National Advantage Variable Annuity contract pays a death benefit when the annuitant or owner dies before the maturity date if the contract is still inforce. The death benefit is equal to the greater of (a) the accumulation value at the time We receive due Proof of Death, an election of how the Death Benefit is to be paid, and any other documents or forms required, (b) net premiums, less any outstanding loan and loan interest, at the time We receive proof of death, an election of how the death benefit is to be paid, and any other documents or forms required, or (c) if elected, the guaranteed minimum death benefit. Premium taxes may be deducted from the death benefit proceeds.

If the annuitant or owner dies on or after the maturity date, then any remaining guaranteed amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the death. Other rules relating to distributions at death apply to qualified contracts.

OTHER PRODUCTS

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios. These contracts may have different charges and may offer different benefits. We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs. To obtain more information about these contracts, contact Your agent, or call Us at 1-877-586-0240.

INQUIRIES AND CORRESPONDENCE

If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                       Phone : (877) 586-0240 (toll-free)
                        Fax : (866) 270-9565 (toll-free)

You currently may send correspondence and transaction requests to Us by facsimile or telephone at the numbers listed above. Any requests for partial withdrawals, transfers, and surrenders sent to another number may not be considered received at Our Principal Office. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. We may revoke facsimile and telephone transaction privileges at any time for some or all contract owners.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the owner or the annuitant, or other identifying information. We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile (possible falsification of faxed documents by others) or telephone (possible falsification of contract owner identity) when the original signed request is not sent to Our Principal Office. You bear those risks.

Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should mail Your correspondence and transaction request to Our Principal Office.

STATE VARIATIONS

Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in Your state. See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract. See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.

                        SEPARATE ACCOUNT C AND THE FUNDS

OUR SEPARATE ACCOUNT AND ITS INVESTMENT DIVISIONS

The "Separate Account" is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment contracts. The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the funds. You may allocate part or all of Your premiums to any of the investment divisions of Our Separate Account.

The Funds

Each of the 69 portfolios available under the contract is commonly called a mutual fund. Each one is a "series" of one of the following open-end diversified investment companies:

(a)       A I M Variable Insurance Funds1
(b)       Alger American Fund,
(c)       American Century Variable Portfolios, Inc.,
(d)       Calvert Variable Series, Inc.,
(e)       Fidelity Variable Insurance Products Fund,
(f)       Goldman Sachs Variable Insurance Trust
(g)       JPMorgan Series Trust II,
(h)       Janus Aspen Series
(i)       Lord Abbett Series Fund, Inc.,
(j)       MFS(R)Variable Insurance TrustSM,
(k)       Neuberger Berman AMT Portfolios
(l)       PIMCO Variable Insurance Trust
(m)       Premier VIT2,
(n)       Rydex Variable Trust, and

(o)       Van Eck Global Worldwide Insurance Trust.


1Formerly INVESCO Variable Investment Funds Inc.
2 Formerly PIMCO Advisors VIT.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge). More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus and in the fund's Statements of Additional Information. You should read the funds' prospectuses carefully before allocating or transferring money to any portfolio.


We may from time to time receive revenue from the funds and/or from their managers. The amounts of the revenue, if any, may be substantial,may vary from portfolio to portfolio and may be based on the amount of Our investment in the funds. Currently these revenues range from 0.05% to 0.50% of Midland's investment in the funds.


Investment Policies Of The Funds' Portfolios
Each portfolio tries to achieve a specified investment objective by following certain investment policies. No one can promise that any portfolio will meet its investment objective. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. You bear the risk that the portfolios You have allocated amounts to will not meet their investment objectives. The objectives of the portfolios are as follows:

-------------------------------------- --------------------------------------------------------------------------------------
Portfolio                              Objective
-----------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds1

-----------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund2 -    Seeks capital growth.  The Fund normally invests 80% of its net assets in the equity
Series I Shares                        securities and equity-related instruments of companies involved in the financial services sector.

-------------------------------------- --------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund3         Seeks capital growth.  The Fund normally invests at least 80% of its net assets in
(Effective July 1, 2005, AIM V.I.      the equity securities and equity-related instruments of related to health care.
Health Sciences Fund will be
renamed AIM V.I. Global Health
Care Fund)

-------------------------------------- --------------------------------------------------------------------------------------

AIM V.I. Technology Fund4              Seeks capital growth to make an investment grow by aggressive management.
- Series I Shares                      The Fund normally invests primarily at least 80% of its net assets in the equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care.

-------------------------------------- --------------------------------------------------------------------------------------

AIM V.I. Utilities Fund5 - Series I    Seeks capital growth and current income.  The Fund normally invests 80% of its net
Shares                                 assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries.

-----------------------------------------------------------------------------------------------------------------------------
Alger American Fund
-----------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio        Seeks long-term capital appreciation.  It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management.  Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.  The portfolio considers a large company to have a market capitalization of $1 billion or greater.
-------------------------------------- --------------------------------------------------------------------------------------
Alger American Leveraged AllCap        Seeks long-term capital appreciation.  Under normal circumstances, the portfolio
Portfolio                              invests, in the equity securities of companies of any size which demonstrate promising growth potential.  The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.  By borrowing money, the portfolio has the potential to increase its returns if the increase in value of the securities purchased exceeds the cost of borrowing including interest paid on the money borrowed.
-------------------------------------- --------------------------------------------------------------------------------------
Alger American MidCap Growth           Seeks long-term capital appreciation.  It focuses on midsize companies with
Portfolio                              promising growth potential.  Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index(R)
-------------------------------------- --------------------------------------------------------------------------------------
Alger American Small Capitalization    Seeks long-term capital appreciation.  It focuses on small, fast growing companies
Portfolio                              that offer innovative products, services or technologies to a rapidly expanding marketplace.  Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies.  A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth
                                       Index(R) or the S&P SmallCap 600(R) Index.
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced           Seeks capital growth and current income.  Invests approximately 60 percent of its
Fund                                   assets in common stocks that management considers to have better than average potential for appreciation and the rest in fixed income securities.

-------------------------------------- --------------------------------------------------------------------------------------

American Century VP Capital            Seeks capital growth by investing primarily in common stocks that management
Appreciation Fund                      considers to have better-than-average prospects for appreciation.

-------------------------------------- --------------------------------------------------------------------------------------

American Century VP Inflation          Seeks a long-term total return using a strategy that seeks to protect against U.S.
Protection Fund                        inflation.

-------------------------------------- --------------------------------------------------------------------------------------

American Century VP Income &           Seeks capital growth by investing in common stocks. Income is a secondary
Growth Fund                            objective. The Portfolio will seek to achieve its investment objective by investing in common stocks.

-------------------------------------- --------------------------------------------------------------------------------------

American Century VP International      Seeks capital growth by investing primarily in securities of foreign companies that
Fund                                   management believes to have potential for appreciation.

-------------------------------------- --------------------------------------------------------------------------------------

American Century VP Large              Seeks long-term capital growth.  Income is a secondary objective. Invests primarily
Company Value Fund                     in equity securities of companies that management believes to be undervalued.

-------------------------------------- --------------------------------------------------------------------------------------
American Century VP Mid Cap            Seeks long-term capital growth.  Income is a secondary objective.
Value Fund
-------------------------------------- --------------------------------------------------------------------------------------

American Century VP Value Fund         Seeks long-term capital growth with income as a secondary objective.  Invests primarily in equity securities of well-established companies that management believes to be under-valued.

-------------------------------------- --------------------------------------------------------------------------------------

American Century VP                    Seeks long-term capital growth by investing in common stocks considered by
Ultra(R) Fund                          management to have better-than-average prospects for appreciation.

-------------------------------------- --------------------------------------------------------------------------------------
Calvert Variable Series, Inc.,
-----------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series Social         Seeks growth of capital through investment in stocks of issuers in industries
Equity Portfolio                       believed to offer opportunities for potential capital appreciation and which meet the Portfolio's investment and social criteria.
-------------------------------------- --------------------------------------------------------------------------------------
Calvert Variable Series Social Mid     Seeks to provide long-term capital appreciation by investing primarily in a
Cap Growth Portfolio                   nondiversified portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.
-------------------------------------- --------------------------------------------------------------------------------------
Calvert Variable Series Social Small   Seeks to provide long-term capital appreciation by investing primarily in equity
Cap Growth Portfolio                   securities of companies that have small market capitalization's.
-----------------------------------------------------------------------------------------------------------------------------
Fidelity's Variable Insurance Products Funds
-----------------------------------------------------------------------------------------------------------------------------

VIP Asset ManagerSM                    Seeks to obtain high total return with reduced risk over the long term by allocating
Portfolio                              its assets among stocks, bonds, and short-term instruments.

-------------------------------------- --------------------------------------------------------------------------------------
VIP Asset Manager:                     Seeks to maximize total return by allocating its assets among stocks, bonds,
Growth Portfolio                       short-term instruments, and other investments.
-------------------------------------- --------------------------------------------------------------------------------------

VIP Balanced Portfolio                 Seeks income and capital growth consistent with reasonable risk.

-------------------------------------- --------------------------------------------------------------------------------------

VIP Contrafund(R)                      Seeks long-term capital appreciation.

Portfolio
-------------------------------------- --------------------------------------------------------------------------------------
VIP Equity-Income                      Seeks reasonable income by investing primarily in income-producing equity
Portfolio                              securities.  In choosing these securities, the Investment Manager will consider the potential for capital appreciation.  The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard &
                                       Poor's Composite Index of 500 Stocks.
-------------------------------------- --------------------------------------------------------------------------------------

VIP Growth & Income Portfolio          Seeks high total return through a combination of current income and capital appreciation.

-------------------------------------- --------------------------------------------------------------------------------------

VIP Growth Opportunities Portfolio     Seeks to provide capital growth.

-------------------------------------- --------------------------------------------------------------------------------------

VIP Growth                             Seeks to achieve capital appreciation.

Portfolio
-------------------------------------- --------------------------------------------------------------------------------------

VIP High Income                        Seeks a high level of current income, while also considering growth of capital.

Portfolio
-------------------------------------- --------------------------------------------------------------------------------------

VIP Index 500                          Seeks investment results that correspond to the total return of common stocks
Portfolio                              publicly traded in the United States, as represented by the S&P 500.

-------------------------------------- --------------------------------------------------------------------------------------

VIP Investment                         Seeks as high a level of current income as is consistent with the preservation of
Grade Bond                             capital.
Portfolio

-------------------------------------- --------------------------------------------------------------------------------------
VIP MidCap                             Seeks long term growth of capital.
Portfolio
-------------------------------------- --------------------------------------------------------------------------------------

VIP Money Market                       Seeks as high a level of current income as is consistent with preservation of
Portfolio*                             capital and liquidity by investing in money market instruments.

-------------------------------------- --------------------------------------------------------------------------------------

VIP Overseas                           Seeks long-term growth of capital.

Portfolio
-------------------------------------- --------------------------------------------------------------------------------------
VIP Value Strategies Portfolio         Seeks capital appreciation
-----------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust

-----------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT CORESM               Seeks long-term growth of capital.
Small Cap Equity Fund

-------------------------------------- --------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and           Seeks long-term growth of capital and growth of income.
Income Fund

-------------------------------------- --------------------------------------------------------------------------------------

Goldman Sachs VIT MidCap Value         Seeks long-term capital appreciation.
Fund

-----------------------------------------------------------------------------------------------------------------------------

JPMorgan Series Trust II

-----------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series        Seeks to provide high total return consistent with moderate risk of capital and
Trust II)                              maintenance of liquidity.
-------------------------------------- --------------------------------------------------------------------------------------
JPMorgan Small Company Portfolio       Seeks to provide high total return from a portfolio of small company stocks.
(Series Trust II)
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and          Seeks long-term capital growth and current income.
Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income            Seeks long-term growth of capital and income without excessive fluctuations in
Portfolio                              market value.

-------------------------------------- --------------------------------------------------------------------------------------
Lord Abbett International Portfolio    Seeks long-term capital appreciation, invests primarily in equity securities of
                                       non-U.S. Issuers.
-------------------------------------- --------------------------------------------------------------------------------------
Lord Abbett MidCap Portfolio           Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Emerging Growth Series        Seeks to provide long-term growth of capital and future income.
-------------------------------------- --------------------------------------------------------------------------------------
MFS(R) VIT Investors Trust Series        Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.
-------------------------------------- --------------------------------------------------------------------------------------
MFS(R) VIT New Discovery Series          Seeks capital appreciation.

-------------------------------------- --------------------------------------------------------------------------------------
MFS(R) VIT Research Series               Seeks to provide long-term growth of capital and future income.
-----------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Portfolios

-----------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Fasciano          Seeks long-term capital growth.  The portfolio manager also may consider a
Portfolio                              company's potential for current income prior to selecting it for the fund.

-------------------------------------- --------------------------------------------------------------------------------------

Neuberger Berman AMT MidCap            Seeks growth of capital.
Growth Portfolio

-------------------------------------- --------------------------------------------------------------------------------------

Neuberger Berman AMT Regency           Seeks growth of capital.
Portfolio

-----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio         Seeks maximum total return, consistent with preservation of capital and prudent investment management.  Invests at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.  Effective June 1, 2004, the High Yield Portfolio's quality guideline changed, permitting the Portfolio to invest in securities with lower-quality credit ratings.  Under the new guidelines, the Portfolio will invest at least 80% of its assets in a diversified portfolio of high yield securities rated below investment grade but rated at least Caa (subject to a maximum of 5% of total assets in securities rated Caa) by Moody's or S&P, or, if unrated, determined by
                                       PIMCO to be of comparable quality.

-------------------------------------- --------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio       Seeks maximum total return consistent with preservation of capital and prudent investment management.
-------------------------------------- --------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio        Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
-------------------------------------- --------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio       Seeks maximum total return, consistent with preservation of capital and prudent investment management.
-----------------------------------------------------------------------------------------------------------------------------

Premier VIT6

-----------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small Cap            The Portfolio invests at least 80% of its net assets, plus the amount of any
Portfolio7                             borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion at the time of purchase that the investment adviser believes are undervalued in the marketplace.

-------------------------------------- --------------------------------------------------------------------------------------

Premier VIT OpCap Renaissance          The Portfolio invests generally in equity securities of companies with market
Portfolio8                             capitalizations of $1 billion to $10 billion that the investment adviser or the sub-adviser believes are undervalued relative to their industry group and whose business fundamentals are expected to improve, although it may invest in companies in any capitalization range.

-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                   The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The current benchmark is the inverse of the performance of the NASDAQ 100 Index(TM)(the "underlying index").  If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing.  When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount.  (e.g. if then underlying index goes up by 5%, the value of the Fund's shares should go down by
                                       5% on the day).

-------------------------------------- --------------------------------------------------------------------------------------

Rydex VT Juno Fund                     The Fund pursues its investment objective through what is sometimes referred to as "master-feeder arrangement." The Fund invests all of its assets in the Juno
                                       Master Fund, a separate series of the Trust with an identical investment objective.
                                       Unlike a traditional index fund, the Juno Master Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Juno Master Fund enters into short sales and engages in futures and options transactions and may enter into swap agreements. On a day-to-day basis, the Juno Master Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

-------------------------------------- --------------------------------------------------------------------------------------

Rydex VT Nova Fund                     The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R)Index (the "underlying index").
                                       If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

-------------------------------------- --------------------------------------------------------------------------------------

Rydex VT OTC Fund                      The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100
                                       Index(R) (the "underlying index").
                                       If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index.
                                       However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

-------------------------------------- --------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund          The fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.  Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on several measures of price momentum.  The Fund then invests in the top ranked industries.  Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector.  The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions.  The Fund may also enter into short sales.

-------------------------------------- --------------------------------------------------------------------------------------

Rydex VT U.S. Government Bond          The U.S. Government Bond Fund seeks to provide investment results that
Fund                                   correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond
                                       (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

-------------------------------------- --------------------------------------------------------------------------------------

Rydex VT U.S. Government Money         The U.S. Government Money Market Fund (the "Money Market Fund") seeks to
Market Fund9                           provide security of principal, high current income, and liquidity.

-------------------------------------- --------------------------------------------------------------------------------------

Rydex VT Ursa Fund                     The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R)Index (the "underlying index").
                                       If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing.  When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

-----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
-------------------------------------- --------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund            Seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.
-------------------------------------- --------------------------------------------------------------------------------------
Van Eck Worldwide Emerging             Seeks long-term capital appreciation by investing in primarily equity securities in
Markets Fund                           emerging markets around the world.  The Fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth.
-------------------------------------- --------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets          Seeks long-term capital appreciation by investing primarily in "hard asset
Fund                                   securities."  Income is a secondary consideration.  Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of precious metals, natural resources, real estate, and commodities.
-------------------------------------- --------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate          Seeks to maximize return by investing in equity securities of domestic and foreign
Fund                                   companies that own significant real estate assets or assets that principally are engaged in the real estate industry.
-------------------------------------- --------------------------------------------------------------------------------------

*During extended periods of low interest rates, the yields of the money market investment division may become extremely low and possibly negative.


1Formerly INVESCO Variable Investment Funds Inc.

2Formerly INVESCO VIF-Financial Services Fund

3Formerly INVESCO VIF-Health Sciences Fund

4Formerly INVESCO VIF-Technology Fund

5Formerly INVESCO VIF-Utilities Fund

6Formerly PIMCO Advisor VIT

7Formerly PIMCO Advisors OpCap Small Cap

8Formerly PIMCO Advisors OpCap Renaissance

9During extended periods of low interest rates, the yields of the money market investment divisions may become extremely low and possibly negative.


A I M Advisors, Inc. manages the AIM Variable Insurance Funds1, Fred Alger Management, Inc. manages the Alger American Fund. American Century Investment Management, Inc. manages the American Century VP Portfolios. Calvert Asset Management Company, Inc. manages the Calvert Variable Series, Inc. Fidelity Management & Research Company manages the VIP Portfolios. Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust Funds. JPMorgan Investment Management, Inc. manages the JPMorgan Series Trust II. Janus Capital Management LLC, manages the Janus Aspen Series. Lord Abbett & Co. LLC manages the Lord Abbett Series Fund, Inc. MFS(R)Investment Management manages the MFS(R)Variable Insurance TrustSM. Neuberger Berman Management, Inc. manages the AMT Portfolios. OpCap Advisors LLC serves as the advisor to Premier VIT. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. Rydex Global Advisors manages the Rydex Variable Trust. Van Eck Associates Corporation manages the Van Eck Worldwide Insurance Trust.

1Formerly managed by INVESCO Funds Group, Inc. manages the INVESCO Variable Investment Funds, Inc.

The funds may make a material change in their investment policies. In that case, We will send You notice of the change. Within 60 days after You receive the notice, or within 60 days after the effective date of the change, if later, You may transfer any amount that You have in that investment division to another investment division. Such a transfer will not count as a transfer allowed after maturity, nor will it be counted for the purpose of determining whether a $15 administration fee will be assessed (see "Transfers of Accumulation Value" on page 41).


The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans. We currently do not foresee any disadvantages to Our contract owners arising from this use of the funds for mixed and shared funding. The funds will monitor for possible conflicts arising out of this practice. If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.

The Fund portfolios available under the contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of any of the funds' portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.


The fund portfolios offered through the contract are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment advisor) will compensate Us for providing administrative, marketing, and support services that would otherwise be provided by the fund, the fund's investment advisor, or its distributor. (See "distribution of the contracts" on page 70). You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and by Your investment goals, financial situation, and risk tolerance. Since investment risk is borne by You decisions regarding investment allocations should be carefully considered.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each fund's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio. You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the risk of any decline in the accumulation value of Your contract resulting from the performance of the portfolios You have chosen. We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.


Availability of the Portfolios
We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

AMOUNTS IN OUR SEPARATE ACCOUNT

The amount You have in each investment division is represented by the value of the accumulation units credited to Your accumulation value for that investment division. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division. Accumulation units are sold or redeemed when You make a full or partial surrender or transfer amounts from an investment division, and to pay the death benefit when the annuitant or owner dies. We also redeem units to pay for certain charges.


We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division's accumulation unit value at the end of that day, if it is a business day. If it is not a business day, We will use the unit value on the next business day The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values. We determine accumulation unit values for the investment divisions at the end of each business day. The accumulation unit value for each investment division is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolios' realized and unrealized capital gains and losses, and the funds' expenses. The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account currently at an effective annual rate of between 0.95% (for the basic contract only) and up to 3.60% (if You elect all of the optional riders). Additional information on the accumulation unit values is contained in the SAI.


WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our Fixed Account. The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business. The obligations under the contracts are Our obligations. The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

OUR RIGHT TO CHANGE HOW WE OPERATE OUR SEPARATE ACCOUNT

We have the right to modify how We operate the Separate Account. In making any changes, We may not seek approval of contract owners (unless approval is required by law). We have the right to:

      o add investment divisions to, or remove investment divisions from Our Separate Account;

      o     combine two or more divisions within Our Separate Account;

      o withdraw assets relating to Our variable annuities from one investment division and put them into another;

      o eliminate a portfolio's shares and substitute shares of another portfolio of the funds or another open-end, registered investment company. This may happen if the portfolio's shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account's purposes. However, if required, We would first seek approval from the Securities and Exchange Commission and the insurance regulator where the contract is delivered;

      o end the registration of Our Separate Account under the Investment Company Act of 1940;

      o operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of "interested persons" of Midland under the Investment Company Act of 1940);

      o disregard instructions from contract owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory contract. (We would do so only if required by state insurance regulatory authorities, or otherwise pursuant to insurance law or regulation); and

      o operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

You may want to transfer the amount in that investment division as a result of changes We have made. If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our Fixed Account, then You may do so, without charge, by writing to Our Principal Office. At the same time, You may also change how Your net premiums are allocated.

                                THE FIXED ACCOUNT

You may allocate some or all of Your accumulation value to the Fixed Account, subject to certain limitations described below. The Fixed Account pays interest at a declared rate. Your surrender value from the Fixed Account is guaranteed to be equal to or higher than 100% of the premium accumulated at a guaranteed interest rate of at least 3% per year minus any surrender charges, partial surrenders, transfers, or fees and expenses.

The Fixed Account supports Our insurance and annuity obligations. Certain states do not permit allocations to and transfers from the Fixed Account. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus which relate to the Fixed Account.

If You choose the zero year surrender charge period, access to the Fixed Account is restricted. You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option.

You may accumulate amounts in the Fixed Account by:

o         allocating net premiums,
o         transferring amounts from the investment divisions, or
o         earning interest on amounts You already have in the Fixed Account

Transfers, partial surrenders and allocated deductions reduce this amount. We reserve the right to limit the amount that, over the contract's life, You can allocate to the Fixed Account through allocating premiums and net transfers (amounts transferred in minus amounts transferred out).

We pay interest on all Your amounts in the Fixed Account. Currently, We intend to declare interest rates in advance and guarantee these rates for one-year periods. You bear the risk that We will not credit interest above the 3% minimum. We have complete discretion regarding the rate of interest, if any, that We will credit above the minimum guaranteed rate on the Fixed Account, regardless of the investment performance of any part or all of Our Fixed Account assets.


You may transfer amounts among the investment divisions and between the Fixed Account and any investment divisions (subject to "Transfer Limitations" below). Generally, the total amount transferred out of the Fixed Account in any contract year is limited to 20% of the accumulation value in the Fixed Account at the beginning of the contract year. However, by current Company practice, We will allow you to transfer the greater of $5,000 or 20% of the accumulation value in the Fixed Account at the beginning of the contract year. This is not guaranteed.This limit does not apply to transfers made in a Dollar Cost Averaging program.


The Fixed Account may not be available in all states. Your state of issue will determine if the Fixed Account is available on Your contract. Please check Your contract form to see if the Fixed Account is available on Your contract.



                     DETAILED INFORMATION ABOUT THE CONTRACT

REQUIREMENTS FOR ISSUANCE OF A CONTRACT


To buy a contract, You must send Us an application form and an initial premium payment of at least $10,000 (unless You elect the minimum premium rider; see below), or $2,000 for a qualified contract. By current company practice, we will waive the initial premium for group list bill contracts if each premium payment is at least $50. This sale must take place through a representative who is licensed and registered to sell the contract. Once We accept Your application, You will be issued a contract that sets forth precisely Your rights and Our obligations. Additional premium payments, of at least $50 may then be made payable to Midland National Life and mailed to the Principal Office. If Your application is complete, then We will accept or reject it within two business days of receipt. If the application is incomplete, then We will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete. Your initial premium is held in a non-interest bearing suspense account (which is part of our general account) until Your contract is issued or Your premium is refunded.


We will allocate Your initial premium payment according to Your instructions if We receive it or accept Your application (whichever is later) at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time). We will then price the accumulation units purchased with Your premium payment at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your initial premium payment or accept Your application (whichever is later) after the close of regular trading on the New York Stock Exchange, We will credit accumulation units at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You. Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among Our Fixed Account and/or investment divisions of Our Separate Account.

We offer other variable annuity contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect Your investment performance and accumulation value. To obtain more information about these other contracts, contact Our Principal Office.

Minimum Premium Rider
At the time of application, You may select this rider which allows for a lower initial premium payment for non-qualified contracts. Under the minimum premium rider, You may make an initial premium payment of $2,000 (or more). We currently deduct a daily charge of 0.25% per annum against Your Separate Account accumulation value for this rider (the maximum charge is 0.50%). We will continue to assess a fee for this benefit until Your net premium exceeds the regular minimum premium requirement of $10,000. Once Your net premium exceeds $10,000, We will cease imposing the additional charge even if Your accumulation value falls below $10,000 in the future because of negative investment performance. This charge will continue indefinitely if Your net premium is never greater than $10,000. This rider is only available for non-qualified contracts. We reserve the right to waive the charge for this rider.

FREE LOOK


You generally have a 10-day Free Look period after You receive Your contract. By current company practice, Your request must be postmarked no later than 30 days after You receive Your contract. You may review it and decide whether to keep or cancel it. If You cancel the contract, then You must return it to the agent who sold it to You or to Our Principal Office. If You cancel Your contract, then We will return:


1.        the accumulation value less any premium bonus credit, or
2.        if greater and if required by law, the full premium payment.

The length of the Free Look period may vary in certain states in compliance with specific regulations and legal requirements. The accumulation value will reflect both the positive and negative investment performance of the investment divisions of Our Separate Account chosen by You in the contract application.

TAX-FREE "SECTION 1035" EXCHANGES

You can generally exchange one annuity contract for another in a "tax-free exchange" under the Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both annuities carefully. Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise).

ALLOCATION OF PREMIUM PAYMENTS

You will specify Your desired premium allocation on the contract's application form. Your instructions in Your application will dictate how to allocate Your premiums. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions. We reserve the right to limit the number of investment divisions in which You can have funds invested. In certain states, allocations to and transfers from the Fixed Account are not permitted. You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make. These changes will effect transactions as of the date We receive Your request at Our Principal Office. Changing Your allocation instructions will not change the way Your existing contract fund is apportioned among the investment divisions or the Fixed Account. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise. (See "Dollar Cost Averaging" on page 46).


Bonus Credit Rider

At the time of Your application, You may choose the bonus credit rider that will add a credit of 4% to Your premium payments received during the first contract year. Currently, We will deduct an additional daily Separate Account charge at an annual rate of 0.60% for this rider. We reserve the right to increase this charge but it will never exceed the maximum guaranteed charge of 0.70%. We deduct the daily charge against Your Separate Account accumulation value only during the first seven contract years. We expect to profit from this charge. Electing a bonus credit rider may be beneficial to You only if You own the contract for sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional charge associated with the bonus credit rider. In general, in order to receive a benefit from this rider, the Separate Account must experience a certain level of positive performance over a number of years and the contract must not be surrendered during the first seven years. Generally, the higher the first year premium and the higher the rate of return, the more advantageous the Bonus Credit Rider becomes and vice versa.

Because the 0.60% charge associated with the bonus credit rider will be assessed against the entire Separate Account value for the first seven contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Bonus Credit Rider and consult their financial adviser regarding its desirability. Note carefully that the charge will be assessed against the Separate Account accumulated value attributable to premium payments made in years two through seven, but no bonus will be credited with respect to premium payments made anytime after the first contract year.


If You exercise Your free look right and cancel the contract, We will retain that proportion of the accumulation value provided by any bonus credits above Your premium payments.s

YOUR ACCUMULATION VALUE

Your accumulation value is the sum of Your amounts in the various investment divisions and in the Fixed Account. Your accumulation value reflects the investment performance of the portfolios in the investment divisions, any premium payments made, any surrenders, any transfers, and any charges assessed in connection with the contract. There is no guaranteed minimum accumulation value. Transaction and surrender charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

We guarantee amounts allocated to the Fixed Account. Accumulation value in the Fixed Account will be reduced by the contract fees and charges We deduct and the effects of any contract transactions (loans, surrenders, and transfers) on Your accumulation value in the Fixed Account. There is no guaranteed minimum accumulation value for amounts allocated to the investment divisions of Our Separate Account. You bear the investment risk. An investment division's performance will cause Your accumulation value to go up or down.

Transfers of Accumulation Value
You generally may transfer amounts among the investment divisions and between the Fixed Account and any investment division prior to maturity date. Currently, You may make an unlimited number of transfers of accumulation value in each contract year prior to the maturity date. However, We reserve the right to assess a $15 charge for each transfer after the 12th transfer in a contract year.


The minimum transfer amount is $200 or 100% of an investment division if less than $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum. Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 P.M. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the new York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.. For information regarding telephone or facsimile requests, see "Inquiries" on page 24. For limitations on transfers to and from the Fixed Account, see "THE FIXED ACCOUNT" on page 37.


After the maturity date, You can make only two transfers per contract year and only among the investment divisions of the Separate Account.

We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.

TRANSFER LIMITATIONS


Frequent, large, programmed or short-term transfers among investment divisions, such as those associated with "market timing" transactions, can adversely affect the portfolios and the returns achieved by contract owners. In particular, such transfers may dilute the value of the portfolios' shares, interfere with the efficient management of the portfolios' investments, and increase brokerage and administrative costs of the portfolios. In order to try to protect Our contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other contract owners or portfolio shareholders.

More specifically, currently Our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from MFS VIT New Discovery Series to Fidelity VIP Money Market Portfolio, followed by a transfer from Money Market back to New Discovery within five business days).


We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters. When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful. We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract's transfer privileges and We will not accept another transfer request for 14 business days. We will attempt to inform the contract owner (or Registered Representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days. If We do not succeed in reaching the contract owner or Registered Representative by phone, We will send a letter by first class mail to the contract owner's address of record.

In addition, Our own Market Timing Procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and if so We will take appropriate action to protect others. In particular, We may, and We reserve the right to, reverse a potentially harmful transfer. If so, We will inform the contract owner and/or Registered Representative. You will bear the risk of any investment loss involved in a reversal.


To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers. If this occurs, We will attempt to contact You by telephone for further instructions. If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In Our sole discretion, We may revise Our Market Timing Procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors such as the size of transfers made by contract owners within given periods of time, as well as the number of "round trip" transfers into and out of particular investment divisions for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more contracts that We believe are connected (for example, two contracts with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program, and portfolio rebalancing program in these limitations. We may vary Our Market Timing Procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others. We may not always apply these detection methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.


We reserve the right to place restrictions on the methods of implementing transfers for all contract owners that We believe might otherwise engage in trading activity that is harmful to others. For example, We might only accept transfers by original `wet' contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.


Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers. Furthermore, the identification of contract owners determined to be engaged in transfer activity that may adversely affect other contract owners or portfolios shareholders involves judgments that are inherently subjective. Accordingly, despite Our best efforts, We cannot guarantee that Our Market Timing Procedures will detect every potential market timerSome market timers may get through Our controls undetected and may cause dilution in unit value to others. We apply Our Market Timing Procedures consistently to all contract owners without special arrangement, waiver, or exception. We may vary Our Market Timing Procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment divisions of variable policies issued by other insurance companies or among investment options available to retirement plan participants.




SURRENDERS

You may withdraw all or part of Your surrender value by sending Us a written request at Our Principal Office. The surrender value is the Separate Account accumulation value plus Fixed Account accumulation value minus any applicable surrender charges and annual maintenance fee. In some states a premium tax charge may also be deducted. (Surrenders may be restricted by a retirement plan under which You are covered.) Partial surrenders from an investment division or the Fixed Account must be made in amounts of $500 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500. If a partial surrender results in less than $500 remaining, then the entire accumulation value must be withdrawn. For a full surrender, You must send in Your contract with Your surrender request.

Any applicable surrender charge and any required tax withholding will be deducted from the amount paid. In addition, upon full surrender an annual maintenance fee (and possibly a premium tax charge) may also be subtracted.

Completed surrender requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

We will generally pay the surrender amount from the Separate Account within seven days after We receive a properly completed surrender request in good order. We may defer payment for a longer period only when:

      o trading on the New York Stock Exchange is restricted as defined by the SEC;

      o the New York Stock Exchange is closed (other than customary weekend and holiday closing);

      o an emergency exists as defined by the SEC as a result of which disposal of the Separate Account's securities or determination of the net asset value of each investment division is not reasonably practicable; or

      o for such other periods as the SEC may by order permit for the protection of owners.


See "When We Pay Proceeds From This Contract" on page 69.


If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

We expect to pay the surrender amount from the Fixed Account promptly, but We have the right to delay payment for up to six months.

Unless You specify otherwise, Your partial surrender will be allocated among all investment divisions and the Fixed Account in the same proportion as Your accumulation value bears to each investment division and the Fixed Account. This allocation is subject to minimum amount requirements.


The surrender charge will be determined without reference to the source of the partial surrender. The charge will be based on the length of time between premium payments and surrenders. (See "CHARGES, FEES AND DEDUCTIONS" on page 54.)

A surrender will generally have Federal income tax consequences that can include income tax penalties and tax withholding. You should consult Your tax advisor before making a surrender. (See "FEDERAL TAX STATUS" on page 58.)

Surrenders may be restored under certain types of qualified contracts. If allowed, the restoration will be effective as of the date that surrender proceeds are returned to Midland National. Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a surrender request must include the consent of the participant's spouse. This consent must contain the participant's signature and the notarized or properly witnessed signature of the participant's spouse. These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA). You should check the terms of Your retirement plan and consult with a tax advisor before making a surrender. (See "FEDERAL TAX STATUS" on page 58.)


LOANS

Loans are only available if You purchase this contract in connection with a qualified plan under Section 403(b). After the first contract anniversary and prior to the maturity date, owners of contracts issued in connection with
Section 403(b) qualified plans may request a loan using the contract as security for the loan. Only one loan may be outstanding at any time. Loans are subject to provisions of the Internal Revenue Code and the terms of the retirement program. You should consult a tax advisor before requesting a loan.

Only one loan can be made within a 12-month period. The loan amount must be at least $2,000 and must not exceed:

1.        The accumulation value, minus
2.        Any applicable surrender charges, minus
3.        Any outstanding prior loans, minus
4.        Loan interest to the end of the next contract year.

The portion of the accumulation value that is equal to the loan amount will be held in the Fixed Account and will earn interest at the fixed account minimum interest rate of 3% per year. You should tell Us how much of the loan You want taken from Your unloaned amount in the Fixed Account or from the Separate Account investment divisions. If You do not tell Us how to allocate Your loan, the loan will be allocated among all investment divisions and the Fixed Account in the same proportion as the value of Your interest in each division bears to Your total contract value. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division and transfer that amount to the Fixed Account.

We charge interest on loans at the rate of 5% per year. Loan interest is due on each contract anniversary. Unpaid interest will be added to the loan and accrue interest. If the total loan plus loan interest equals or exceeds the accumulation value minus any applicable surrender charges, then the contract will terminate with no further value. In such case, We will give You at least 31 days written notice. Termination under these circumstances may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).

The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the contract.

The loan agreement will describe the amount, duration, and restrictions on the loan. In general, loans must be repaid in monthly or quarterly installments within 5 years. If a quarterly installment is not received by the end of the calendar quarter following the calendar quarter in which the payment was due, then a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under the contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Internal Revenue Code and may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs. A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant's vested ownership in the 403(b) plan. The maximum loan amount may be lower if You currently have or have had a plan loan in the last 12 months.

In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor's regulations contain requirements for plan loans relating to their availability, amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under a enforceable agreement, bear a reasonable rate of interest, be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans.

A loan has a permanent effect on the accumulation value because the investment experience of the investment divisions will apply only to the unborrowed portion of the accumulation value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the net investment results are greater than 3% per year while the loan is outstanding, then the accumulation value will not increase as rapidly as it would have if no debt were outstanding. If net investment results are below 3% per year, then the accumulation value will be higher than it would have been had no loan been outstanding. In addition, a loan costs You a net interest charge of 2% per year.


DOLLAR COST AVERAGING

The Dollar Cost Averaging (DCA) program enables You to make monthly or quarterly transfers of a predetermined dollar amount from the DCA source account (any investment division or the Fixed Account) into one or more of the investment divisions. This program may reduce the impact of market fluctuations by allocating monthly or quarterly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly or quarterly amount to be transferred using DCA is $200.


You can elect the DCA program at any time. Only one active DCA account is allowed at a time. You must complete the proper request form and send it to Our Principal Office, and there must be a sufficient amount in the DCA source account. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. Copies of the DCA request form can be obtained by contacting Us at Our Principal Office. The DCA election will specify:


      o     the DCA source account from which transfers will be made,

      o that any money received with the form is to be placed into the DCA source account,

      o the total monthly or quarterly amount to be transferred to the other investment divisions, and

      o how that monthly or quarterly amount is to be allocated among the investment divisions.



The DCA request form must be received with any premium payment You intend to apply to DCA.

Once You elect DCA, additional net premiums can be deposited into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.


If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month. If it is requested after issue, then DCA will start at the beginning of the next contract month after the request is received.

If a DCA program is elected after issue and the source account is the Fixed Account, the minimum number of months for the program is 12 months.


We will process DCA transfers for a maximum of 24 months. You may continue to participate in the DCA program beyond the 24-month period by providing Us with written authorization at the end of each 24-month time period. DCA automatically terminates on the maturity date.


You may stop the DCA program at any time by sending Us written notice. We reserve the right to end the DCA program by sending You one month's notice.

We do not charge any specific fees for You to participate in a DCA program. While We currently do not charge for transfers, We do reserve the right to charge $15 for each transfer after the 12th in any contract year.

Fixed Account Dollar Cost Averaging ("Fixed Account DCA")
At the time of Your application, You may elect one of two Fixed Account DCA programs. These programs allow You to have a specified amount of Your initial premium transferred each month to the investment divisions of Your choice. These programs may only be elected at issue. While in the Fixed Account DCA accounts, Your premiums may earn a higher rate of interest than is currently credited to the Fixed Account. The interest rate will vary depending upon the Fixed Account DCA program You choose at the time You purchase the contract. You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option. You may choose one of the following two Fixed Account DCA programs:

The 6-Month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 6-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 6-Month DCA account for a six-month period beginning on the issue date. Transfers will occur each month over the six-month period with the final transfer including all amounts remaining in the 6-Month DCA account.

The 12-Month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 12-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 12-Month DCA account for a twelve-month period beginning on the issue date. Transfers will occur each month over the twelve-month period with the final transfer including all amounts remaining in the 12-Month DCA account.

Fixed Account Dollar Cost Averaging may not be available in all states. Your state of issue will determine if Fixed Account Dollar Cost Averaging is available on Your contract. Please check Your contract form to see if Fixed Account Dollar Cost Averaging is available on Your contract.

PORTFOLIO REBALANCING


The Portfolio Rebalancing option allows contract owners, who are not Dollar Cost Averaging, to have Us automatically reset the percentage of accumulation value allocated to each investment division to a pre-set percentage level on a quarterly, semi-annual, or annual basis. The Portfolio Rebalancing option is subject to the Fixed Account premium and transfer limitations.If You elect this option, then on the contract anniversary day, We will transfer the amounts needed to "rebalance" the accumulation value to Your specified percentages. Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.


Portfolio Rebalancing will remain in effect until We receive Your written termination request. We reserve the right to end the Portfolio Rebalancing option by sending You one month's notice. Contact Us at Our Principal Office to elect the Portfolio Rebalancing option.

There is no charge for Portfolio Rebalancing and a Portfolio Rebalancing transfer is not considered a transfer for purposes of possibly assessing a transfer charge.

FIXED ACCOUNT EARNINGS SWEEP PROGRAM

You may elect to have any Fixed Account interest earnings transferred on a monthly or quarterly basis to one or more of the Separate Account investment divisions. Transfers will be made on the contract anniversary day each month or quarter to the investment divisions You select or according to the DCA program. While this program is active, You may not allocate future premium payments to the Fixed Account. Amounts transferred out of the Fixed Account due to an earnings sweep transfer are counted toward the 20% of Fixed Account accumulation value that may be transferred out of the Fixed Account during any contract year.

The Fixed Account Earnings Sweep Program may not be available in all states. Your state of issue will determine if The Fixed Account Earnings Sweep Program is available on Your contract.

There is no charge for Fixed Account Earnings Sweeps Program and a Fixed Account Earnings Sweep transfer is not considered a transfer for purposes of possibly assessing a transfer charge.

SYSTEMATIC WITHDRAWALS

The Systematic Withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the annuitant is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed Preauthorized Systematic Withdrawal Request Form to Our Principal Office. You may designate the systematic withdrawal amount or the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See Your contract for details on systematic withdrawal options and when each begins.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment divisions and the Fixed Account.

You can stop or modify the systematic withdrawals by sending Us a written request. A proper written request must include the consent of any effective assignee or irrevocable beneficiary, if applicable.


Each systematic withdrawal must be at least $200. Each request for withdrawal amounts less than $200 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $200. Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds plus any applicable surrender charge. (See "Surrender Charges on Surrenders" on page 54). The surrender charge applies to systematic withdrawals in excess of the free surrender amount in the same manner as it applies to other partial surrenders with the exception that a portion of the free surrender amount can be received more than once per year, as long as the full 10% of Your net premiums has not been withdrawn.


Systematic withdrawals taken to satisfy IRS required minimum surrenders and paid under a life expectancy option will not be subject to a surrender charge. Any systematic withdrawal that would equal or exceed the surrender value will be treated as a complete surrender. In no event will the payment of a systematic withdrawal exceed the surrender value. The contract will automatically terminate if a systematic withdrawal causes the contract's surrender value to equal zero.

To the extent, if any, that there is gain in the contract, systematic withdrawals generally are included in the contract owner's gross income for tax purposes in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1/2. Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

FREE SURRENDER AMOUNT


You may withdraw up to 10% of Your net premiums (premiums less partial surrenders) once each contract year without incurring a surrender charge in each contract year. If this option is not exercised or if less than 10% is withdrawn, any unused amount will not be carried over to a subsequent contract year and, generally, will not be carried over to a subsequent withdrawal in the same contract year. However, by current Company practice, We will allow the free surrender amount to be taken in multiple withdrawals each contract year. This is not guaranteed. The value of 10% of the net premiums is determined on the date of the first withdrawal. The free surrender amount is not subject to the $500 minimum surrender amount. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding. (See "FEDERAL TAX STATUS" on page 58.)


PARTIAL WAIVER OF SURRENDER CHARGE - CHARITABLE REMAINDER TRUST ENDORSEMENT

This benefit provides for a potential increase in the free surrender amount allowed each contract year. Under this benefit, the free surrender amount is the greater of : a) Your accumulation value less Your net premiums at the close of the prior business day or b) 10% of Your net premiums at the time of the partial surrender. There is no charge for this benefit and it is only available if the owner is a Charitable Remainder Trust.

DEATH BENEFIT


If the annuitant or the owner dies before the maturity date and while the contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Principal Office) satisfactory proof of the annuitant's or owner's death, an election of how the death benefit is to be paid, and any other documents or forms required.


If the annuitant, who is not the owner, dies prior to the maturity date, the death benefit must be paid within one year of the annuitant's death. For joint annuitants the death benefit is paid upon the second death.

If an owner dies prior to the maturity date, the death benefit must be paid within 5 years of the owner's death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death. The value of the death benefit, as described below, will be determined based on the accumulation value on the business day that Our Principal Office receives proof of death, an election of how the death benefit is to be paid and any other documents or forms required.

Unless a payment option is selected and all other required forms and documentation are received within 90 days after We receive proof of death, the death benefit will be paid as a lump sum calculated as of that date.

When a death benefit is paid on the death of the annuitant and a payment option is selected within 60 days after the annuitant's death, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.

If the annuitant or owner dies on or after the maturity date, then any remaining amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner's death. Other rules relating to distributions at death apply to qualified contracts.

If joint owners or joint annuitants die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first. In the event of simultaneous death of the owner and the annuitant, the owner is presumed to have died first, and the owner's beneficiary would be paid the death benefit.

The death benefit paid to the beneficiary will be the greatest of:

      (a) the accumulation value less any outstanding loan and loan interest when We receive due proof of death, an election of how the death benefit is to be paid and any other documentation or forms required; or

      (b) 100% of the total net premium payments made to Your contract less any outstanding loan and loan interest; or

      (c)   the guaranteed minimum death benefit, if elected, as defined below.

If the annuitant or owner dies on or after the maturity date, We will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected.


Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants and beneficiaries, and consult Your registered representative if You have questions.


Premium taxes may be deducted from the death benefit proceeds.

GUARANTEED MINIMUM DEATH BENEFIT (GMDB)

If You elect the guaranteed minimum death benefit rider, then the death benefit will be the greater of total premiums paid minus adjustments for any partial surrenders accumulated at 6% annual interest (limited to an additional 100% of premiums minus adjustments for any partial surrenders) or the accumulation value when We receive due proof of death, an election of how the death benefit is to be paid and any other documents or forms required. The maximum issue age for this rider is age 75. There currently is a charge of 0.50% per year against Your Separate Account accumulation value for this rider (the maximum charge is 0.75% per year). You will incur this charge even during periods when the rider would pay no benefit.

Any adjustments for partial surrenders will reduce the death benefit by the same proportion the accumulation value was reduced by the partial surrender.

PAYMENT OF DEATH BENEFITS

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account" for the beneficiary, in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our Fixed Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our Fixed Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Account.

HIGHER EDUCATION RIDER


At the time of application, You may select the higher education rider which provides an extra benefit equal to 10% of the gain (accumulation value less premiums) in the contract (if any). This rider is only available for non-qualified contracts. Under this rider, You may request a partial or full surrender, made directly to a United States accredited institution of higher education, at any time after the seventh contract anniversary. If the amount of the withdrawal exceeds the 10% penalty-free withdrawal amount, surrender charges may apply. There is currently a charge of 0.95% per year against Your Separate Account accumulation value for this optional rider. (the maximum charge is 4.00% per year). If You select this rider, the charge is deducted for the life of the contract, even if You never request a withdrawal for higher education. You may pay this charge even during periods when the rider would not pay a benefit (because there is no gain). Subject to state availability, You can terminate this rider at any time by sending a written request to Our Principal Office.


ESTATE PLANNING RIDER


At the time of the application, You may select the Estate Planning rider which provides an extra death benefit of 40% of the gain (accumulation value less premiums) in the contract (if any) that is included in the death benefit. The maximum extra death benefit is limited to 50% of the net premiums. The maximum issue age for this rider is age 75. We will deduct an additional daily charge against Your Separate Account accumulation value currently at the annual rate of 0.35% (the maximum charge is 0.75% per year). You would pay this charge even during periods when the rider would not pay any benefit (because there is no gain). This rider only pays a benefit on gain. If You do not have any gain in Your contract when the death benefit is calculated, then You will not receive a benefit from this rider.


                          CHARGES, FEES AND DEDUCTIONS

SURRENDER CHARGES ON SURRENDERS

We may deduct a surrender charge from any full or partial surrender of premiums (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free surrender amount. This charge partially reimburses Us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risks charges (described below). For the purpose of determining the surrender charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any (and without regard to allocations of premiums or surrenders among investment divisions). There is no surrender charge on the investment income (if any) withdrawn.

The length of time between each premium payment and surrender determines the amount of the surrender charge. Premium payments are considered withdrawn in the order that they were received.

The charge is a percentage of the premiums withdrawn and equals:

      Length of Time from               Surrender
      Premium Payment (number            Charge
          of years)
               1                          7%
               2                          7%
               3                          6%
               4                          5%
               5                          4%
               6                          3%
               7                          2%
               8+                         0%

At the time of withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount. The surrender charge may be partially waived pursuant to the Charitable Remainder Trust Endorsement. This waiver is subject to certain conditions as detailed in the contract and to approval of state insurance authorities.

Amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.

MORTALITY AND EXPENSE RISK CHARGE


We deduct a daily charge for mortality and expense risks at an effective annual rate to 0.95% of the accumulation values in the Separate Account. If You have selected a variable annuity option, We will continue to assess this charge after the maturity date. The investment division's accumulation unit values reflect this charge. We expect to profit from this charge. We may use the profit for any purpose including paying distribution expenses. However, the level of this charge is guaranteed for the life of the contract and may not be increased.

The mortality risk We bear arises, in part, from our obligation to make monthly annuity payments regardless of how long all annuitants or any individual may live. These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your contract. This assures You that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the contract. Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement. The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value. We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur.

ANNUAL MAINTENANCE FEE

We deduct an annual maintenance fee of $30 on each contract anniversary on or before the maturity date. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. We waive this charge if Your net premium is $50,000 or more on the contract anniversary. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans. This charge is for Our record keeping and other expenses incurred in maintaining the contracts. At the end of each contract year We deduct this charge proportionally from each investment division and the Fixed Account. If the contract is surrendered during a contract year and the net premium is less than $50,000, then We will deduct the full annual maintenance fee for the current contract year at that time. We will not deduct the annual maintenance fee in the event of annuitization or death.

We may reduce the annual maintenance fee for contracts issued in a manner that results in a savings of administrative expenses. The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

RIDER CHARGES

We deduct an extra charge on a daily basis for each optional rider that You select, as a percentage of the accumulation value in the Separate Account.

      o Bonus Credit Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.60% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.70% against Your Separate Account accumulation value.

      o Minimum Premium Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.25% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.50% against Your Separate Account accumulation value.

      o Guaranteed Minimum Death Benefit Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.50% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.75% against Your Separate Account accumulation value.

      o Charitable Remainder Trust Rider Charge: We do not assess a charge for this rider.

      o Higher Education Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.95% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 4.00% against Your Separate Account accumulation value.

      o Estate Planning Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.35% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.75% against Your Separate Account accumulation value.

      o Five-Year Surrender Charge Rider: We currently deduct a daily charge assessed at an annual rate of 0.25% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.45% against Your Separate Account accumulation value.

      o Three-Year Surrender Charge Rider: We currently deduct a daily charge assessed at an annual rate of 0.35% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.55% against Your Separate Account accumulation value.

      o Zero Year Surrender Charge Rider: We currently deduct a daily charge assessed at an annual rate of 0.50% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.70% against Your Separate Account accumulation value.

TRANSFER CHARGE

Currently, We do not charge You for making transfers of accumulation value among investment divisions. We reserve the right to assess a $15 charge for each transfer after the 12th transfer in a contract year.

If We charge You for making a transfer, then We will allocate the charge proportionally to the investment divisions and Fixed Account from which the transfer is being made. All transfers included in one transfer request count as only one transfer for purposes of any fee. For example, if the transfer is made from two investment divisions and a charge applies, then a $7.50 transfer charge will be deducted from each of the two investment divisions.


LOAN CHARGE (TSA CONTRACTS ONLY)

Loan interest is charged in arrears on any outstanding loan. Loan interest that is unpaid when due will be added to the outstanding loan at the end of each contract quarter (or, if earlier, on the date of loan repayment, surrender, contract termination, or the death of the owner or annuitant) and will bear interest at the same rate of the loan. We charge an annual interest rate of 5.0% on loans.

After offsetting the 3.0% annual interest rate that We guarantee We will credit to the portion of Our Fixed Account securing the loan against the maximum loan interest rate of 5.0%, the maximum guaranteed net cost of the loans is 2.0% annually.


CHARGES IN THE FUNDS

The funds charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio's charges and expenses vary. See the funds' prospectuses for more information.

PREMIUM TAXES

Midland will deduct from Your accumulation value at surrender, death or annuitization a charge for any premium taxes levied by a state or any other government entity. Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%. This range is subject to change. The Company currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, West Virginia and the territory of Puerto Rico. These states and jurisdictions are subject to change.

OTHER TAXES

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts. We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

                               FEDERAL TAX STATUS

INTRODUCTION

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult Your own tax advisor about Your own circumstances. We have included an additional discussion regarding taxes in the SAI.

ANNUITY CONTRACTS IN GENERAL

Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out. This is referred to as tax deferral. There are different rules as to how You will be taxed depending on how You take the money out and the type of contract - qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of Your contract until a distribution occurs - either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

Qualified and Nonqualified Contracts

If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your contract is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.


Qualified contracts are issued in connection with the plans listed below. There is additional information about qualified contracts in the Statement of Additional Information.

      o Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.

      o A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

      o Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A Qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

            1. elective contributions made in years beginning after December 31, 1988;

            2.    earning on those contributions; and

            3. earnings in such years on amounts held as of the last year beginning before January 1, 1989.

            Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, disability, severance from employment, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

      o Under Code Section 401(a), corporate employers and self-employed individuals can establish various types of retirement plans.

      o Under Code section 457, governmental and tax-exempt organizations can establish deferred compensation plans.

The contract contains death benefit features that in some cases may exceed the greater of the net premium payments or the accumulation value. These death benefit features could be characterized as an incidental benefit, the amount of which is limited in any pension, profit-sharing plan, or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax advisor. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.


Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. Distributions before age 59 1/2 may be subject to a 10% penalty tax. Also, distributions from qualified contracts are generally subject to withholding. "Eligible rollover distributions" from corporate pension, profit-sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to certain nontaxable distributions or if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA, or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.


Loans

 Loans are available only if the contract if used in a Section 403(b) qualified plan. However, if You have elected the optional Guaranteed Minimum Withdrawal Benefit rider, the rider will terminate if You request a loan under this contract. If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs. A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant's vested ownership in the 403(b) plan. The maximum loan amount may be lower if You currently have or have had a plan loan in the last 12 months. In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor's regulations contain requirements for plan loans relating to their availability, amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under a enforceable agreement, bear a reasonable rate of interest be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans. You should consult a tax advisor before taking a loan.


Diversification and Distribution Requirements
The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI. Midland may modify the contract to attempt to maintain favorable tax treatment.

Surrenders - Nonqualified Contracts
If You purchase the contract as an individual and not under an individual retirement annuity or other qualified retirement plan, Your contract is referred to as a nonqualified contract.

If You make a surrender from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments. When You make a surrender You are taxed on the amount of the surrender that is gain. If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the "investment in the contract," which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of the premiums). The bonus credit will be considered gain. Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. This includes any amount:

      o     paid on or after the taxpayer reaches age 59 1/2;

      o     paid after an owner dies;

      o paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

      o paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

      o     paid under an immediate maturity; or

      o     which come from premium payments made prior to August 14, 1982.

Multiple Contracts
All nonqualified deferred contracts that are issued by Midland (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Withholding

Distributions from qualified and nonqualified contracts are generally subject to withholding for Your federal income tax liability. The withholding rate varies according to the type of distribution and Your tax status. You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.


Annuity Payments
Although the tax consequences may vary depending on the annuity payment option You select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined as follows:

      o Fixed payments - by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

      o Variable payments - by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent tax advisor as to the potential tax effects of allocation amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant has died, the excess (if any) of the "investment in the contract" as of the annuity maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations
The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds
Amounts may be distributed from the contract because of the death of an owner or an annuitant. Generally, such amounts should be includable in the income of the recipient:

      o if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

      o if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts
A transfer of ownership or absolute assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the contract.


Economic Growth and Tax Relief Reconciliation Act of 2001
The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repeals the federal estate tax and replaces it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repeals the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation-skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption. For 2005, the maximum estate tax rate is 47% and the estate tax exemption is $1,500,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


Separate Account Charges
It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to You. Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.

MATURITY DATE


The maturity date is the date on which income payments will begin under the annuity option You have selected. The earliest possible maturity date under the contract is the 7th contract anniversary at which time You may annuitize Your full accumulation value (less any premium taxes). However, by current Company practice, We allow annuitization for the full accumulation value (less any premium taxes) after one contract year if a life option is chosen, and after five contract years if at least a five-year certain option is elected. This is not guaranteed. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday. You may change the maturity date by sending written notice to Our Principal Office. We must receive Your written notice at least 30 days prior to the original maturity date.


If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

      1.    take the accumulation value in one lump sum, or

      2. convert the accumulation value into an annuity payable to the annuitant under one of the payment options described below.


Electing An Annuity Option
You may apply the proceeds of a surrender to affect an annuity payment option. Unless You choose otherwise, on the maturity date Your surrender value from the Fixed Account will be applied to a 10 year certain and life fixed payout and the surrender value from the Separate Account will be applied to a 10 year certain and life variable payout. The first monthly annuity payment will be made within one month after the maturity date. Variable payment options are not available in certain states.


Currently, the payment options are only available if the proceeds applied are $2,500 or more and the first periodic payment will be at least $50. We reserve the right to change the payment frequency so that payments are at least $50.


The payee's actual age will affect each payment amount for annuity payment options involving life income. The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number. For annuity payment options that do not involve life payment, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.


The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the beneficiary at any time.


Annuity payment options will be subject to Our rules at the time of selection. We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. This includes:


      o     rules on the minimum amount We will pay under an option;

      o minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

      o the naming of people who are entitled to receive payment and their beneficiaries; and

      o     the ways of proving age, gender, and survival.


You choose an annuity payment option when You apply for a contract and may change it by writing to Our Principal Office. You must elect the payment option at least 30 days before the maturity date.

Fixed Payment Options
Payments under the fixed options are not affected by the investment experience of any investment division. The surrender value as of the maturity date will be applied to the fixed option selected. We guarantee interest under the fixed options at a rate of 3.00% a year. We may also credit interest under the fixed payment options at a rate that is above the 3.00% guaranteed rate (this is at Our complete discretion). Thereafter, interest or payments are fixed according to the annuity option chosen.

Variable Payment Options

Payments under the variable options will vary in amount depending on the investment experience of the investment divisions after the maturity date. Variable payment options are not available in certain states.


The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate. This is a fulcrum rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, then the payment will increase. Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.


We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the payout options selected using the payee's age and sex (where permissible). The amount of the first payment will then be used to determine the number of annuity units for each investment division. The number of annuity units is used to determine the amount of subsequent variable payments.


The annuity unit value for each investment division will be initially set at $10. Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the mortality and expense risk charge We make at an effective annual rate of 0.95% (charges for optional riders discontinue after the maturity date). The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate. The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.


The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the SAI that can be obtained for free by contacting Us at Our Principal Office.


Payment Options
The following three payout options are available:


      1. Income for Specified Period: We pay installments for a specified period. We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion), for a specified time, up to 20 years.

      2. Payment of Life Income: We will pay monthly income for life. You may choose from 1 of 2 ways to receive the income:

            (a) Life Annuity: We will pay monthly income for life. With a life annuity payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.

            (b) With Certain Period: We will pay equal monthly payments for a selected number of guaranteed payments, and then for as long as the payee is living thereafter.

      3. Joint and Survivor Income: We will make monthly payments until the last surviving payee's death. Therefore, if both payees die after the first payment, then only one payment will be made. The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old, at the time of the first monthly payment.

Transfers after the Maturity Date
After the maturity date, only two transfers per contract year may be made among the investment divisions. Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. Transfers after the annuity payments have started will be based on the annuity unit values. There will be no transfer charge for this transfer. No transfers are allowed to or from the Fixed Account.

                             ADDITIONAL INFORMATION

MIDLAND NATIONAL LIFE INSURANCE COMPANY

We are Midland National Life Insurance Company, a stock life insurance company. We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company." We were reincorporated as a stock life insurance company, in 1909. Our name "Midland" was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands. Our Principal Office address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

FUND VOTING RIGHTS

We invest the assets of Our Separate Account investment divisions in shares of the funds' portfolios. Midland National is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

      o     to elect the funds' Board of Directors,

      o     to ratify the selection of independent auditors for the funds,

      o on any other matters described in the funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

      o     in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.

The funds will determine if and how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We currently intend to vote any Fund shares that We alone are entitled to vote in the same proportions that contract owners vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares
You may participate in voting only on matters concerning the Fund portfolios in which Your accumulation value has been invested. We determine Your voting shares in each division by dividing the amount of Your accumulation value allocated to that division by the net asset value of one share of the corresponding Fund portfolio. This is determined as of the record date set by the Fund's Board for the shareholders meeting.

If You have a voting interest, then We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the Fund's adviser or the investment contracts of its portfolios.

Voting Privileges of Participants In Other Companies
Other insurance companies own shares in the Funds to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, each Fund's Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any Fund action, then We will see that appropriate action is taken to protect Our contract owners. If We ever believe that any of the Funds' portfolios are so large as to materially impair its investment performance, then We will examine other investment options.

OUR REPORTS TO OWNERS

Shortly after the end of each calendar year, We will send a report that shows

      o     Your accumulation value, and

      o Any transactions involving Your accumulation value that occurred during the year. Transactions include Your premium allocations, transfers and partial surrenders made in that year.



Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.

We also currently intend to send You semi-annual reports with financial information on the funds.

CONTRACT PERIODS, ANNIVERSARIES

We measure contract years, contract months and contract anniversaries from the issue date shown on Your contract's information page. Each contract month begins on the same day in each month. The calendar days of 29, 30, and 31 are not used for the purpose of contract anniversaries. If Your initial premium is received on one of these dates, Your contract anniversary day will be the first day of the next month.

DIVIDENDS

We do not pay any dividends on the contract described in this prospectus.

PERFORMANCE

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any surrender charges that would apply if You surrendered the contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contract charges such as the surrender charge and the rider charges. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return. Because average annual total returns tend to smooth out variations in an investment division's returns, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield. These measures reflect the income generated by an investment in the investment divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do to not take into account capital gains or losses or the surrender charge or rider charges. The standard quotations of yield reflect the annual maintenance fee.


The money market investment divisions may advertise its current and effective yield. Current yield reflects the income generated by an investment in the investment division over a 7-day period. Effective yield is calculated in similar manner except that income earned is assumed to be reinvested. Other investment divisions may advertise a 30-day yield which reflects the income generated by an investment in the investment division over a 30-day period.


We may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate Account commenced operations.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change to both Your old and new addresses. We may also call You to verify the change of address.

MODIFICATION TO YOUR CONTRACT

Upon notice to You, We may modify Your contract to:

      (a) permit the contract or the Separate Account to comply with any applicable law or regulation issued by a government agency;

      (b) assure continued qualification of the contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

      (c)   reflect a change in the operation of the Separate Account; or

      (d)   provide additional investment options.

In the event of such modifications, We will make an appropriate endorsement to the contract.

YOUR BENEFICIARY

You name Your beneficiary in Your contract application. The beneficiary is entitled to the death benefit of the contract. A beneficiary is revocable unless otherwise stated in the beneficiary designation. You may change a revocable beneficiary during the owner's and annuitant's lifetime. We must receive written notice informing Us of the change. Upon receipt and acceptance at Our Principal Office, a change takes effect as of the date that the written notice was signed. We will not be liable for any payment made before We receive and accept the written notice. If no primary beneficiary is living when the owner or annuitant dies, the death benefit will be paid to the contingent beneficiary, if any. If no beneficiary is living when the owner or annuitant dies, then We will pay the death benefit to the owner's estate.


If there are joint owners, the surviving joint owner, if any, will be considered the designated primary beneficiary, unless the joint owners have otherwise designated a primary beneficiary either on the application or by sending Us a written notice. If a person other than a joint owner is named a primary beneficiary, the surviving owner will not be entitled to proceeds upon the death of the first owner.


ASSIGNING YOUR CONTRACT

You may assign Your rights in a non-qualified contract. You must send a copy of the assignment to Our Principal Office. The assignment takes effect as of the date that the written notice was signed. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

WHEN WE PAY PROCEEDS FROM THIS CONTRACT


We will generally pay any death benefits, loans, withdrawals, or surrenders within seven days after receiving the required form(s) at Our Principal Office. The death benefit is determined as of the date We receive proof of death, an election of a settlement option, and any other required forms or documentation. If We do not receive a written election and all other required forms within 90 days after receipt of due proof of death, then a lump sum payment will be paid as of that date.

We may delay payment for one or more of the following reasons:

      1)    We cannot determine the amount of the payment because:

            a)    the New York Stock Exchange is closed,

            b)    trading in securities has been restricted by the SEC, or

            c)    the SEC has declared that an emergency exists,

      2) The SEC by order permits Us to delay payment to protect Our owners, or

      3)    Your premium check(s) have not cleared Your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or "freeze" a contract owner's account. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, or continue making annuity payments. If a contract or account is frozen, the cash value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator. We may also be required to provide information about You and Your contract to the government agencies and departments.


We may defer payment of any surrender, loan or withdrawals from the Fixed Account, for up to six months after We receive Your request.


DISTRIBUTION OF THE CONTRACTS


We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC ("Sammons Securities Company") for the distribution and sale of the contracts. Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company may enter into written sales agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay commissions to Sammons Securities Company for sales of the contracts by its registered representatives as well as by selling firms. All of the portfolio companies make payments to Midland National under their distribution plans in consideration of services provided and expenses incurred by Midland National in distributing portfolio shares. These payments range from 0.05% to 0..50% of Separate Account assets invested in the particular fund.


Sales commissions may vary, but the maximum commission payable for contract sales is 7.75% of premiums payments. Where lower commissions are paid, We may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for Sammons Securities Company's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Securities Company's management team; advertising expenses; and all other expenses of distributing the contracts. Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts. Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help registered representatives and/or their managers qualify for such benefits. Sammons Securities Company's registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) the surrender charge; (b) the mortality and expense charge; (c) rider charges. Commissions and other incentives or payments described above are not charged directly to You or the Separate Account.

REGULATION

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC.

Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive waiver of charges, reduced charges, or a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee's first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee's contract during the first year.


LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on them, the Separate Account, or the Separate Account's principal underwriter, Sammons Securities Company, LLC.



LEGAL MATTERS

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

Financial Statements

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, independent auditors, for the periods indicated in their report which appears in the SAI. The address for PricewaterhouseCoopers LLP is:


                              Bank of America Plaza
                                800 Market Street
                            St. Louis, MO 63101-2695

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.


                       STATEMENT OF ADDITIONAL INFORMATION

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus. You can get this SAI by checking the appropriate box on the application form, by writing Our Principal Office, or by calling the Principal Office's Toll Free number at 1-877-586-0240. The following is the Table of Contents for the SAI:

                                TABLE OF CONTENTS
 THE CONTRACT................................................................4
      ENTIRE CONTRACT........................................................4
      CHANGES TO THE CONTRACT................................................4
      BENEFICIARY............................................................4
      CHANGE OF BENEFICIARY..................................................4
      CHANGE IN MATURITY DATE................................................4
      INCONTESTABILITY.......................................................4
      MISSTATEMENT OF AGE OR SEX.............................................4
      PERIODIC REPORTS.......................................................5
      NON-PARTICIPATING......................................................5
      CLAIMS OF CREDITORS....................................................5
      MINIMUM BENEFITS.......................................................5
      PAYMENT OF PREMIUMS....................................................5
      OWNERSHIP..............................................................5
      ASSIGNMENT.............................................................5
      ACCUMULATION UNIT VALUE................................................6
      ANNUITY PAYMENTS.......................................................6
CALCULATION OF YIELDS AND TOTAL RETURNS......................................7
      MONEY MARKET INVESTMENT DIVISION YIELD CALCULATION.....................7
      OTHER INVESTMENT DIVISION YIELD CALCULATIONS...........................8
      STANDARD TOTAL RETURN CALCULATIONS.....................................9
      CUMULATIVE TOTAL RETURNS..............................................19
      ADJUSTED HISTORICAL PERFORMANCE DATA..................................29
FEDERAL TAX MATTERS.........................................................48
      TAX-FREE EXCHANGES (SECTION 1035).....................................48
      REQUIRED DISTRIBUTIONS................................................48
      NON-NATURAL PERSON OWNERS.............................................49
      DIVERSIFICATION REQUIREMENTS..........................................49
      OWNER CONTROL.........................................................49
      TAXATION OF QUALIFIED CONTRACTS.......................................50
DISTRIBUTION OF THE CONTRACTS...............................................51
SAFEKEEPING OF ACCOUNT ASSETS...............................................52
STATE REGULATION............................................................52
RECORDS AND REPORTS.........................................................53
LEGAL MATTERS...............................................................53
EXPERTS.....................................................................53
OTHER INFORMATION...........................................................53
CONDENSED FINANCIALS........................................................54
FINANCIAL STATEMENTS........................................................54

                                                   CONDENSED FINANCIAL INFORMATION

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation. An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount.

The tables below show two sets of accumulation unit values that reflect the highest and lowest levels of Separate Account annual expenses available under the contract. The information for all other accumulation unit values is in the Statement of Additional
Information. You may obtain a free copy of the Statement of Additional Information by writing to Us at Our Principal Office, calling
Us at (877) 586-0240, or faxing Us at (866) 270-9565.

Table 1 - 0.95% Asset Charge
Base Contract - with No Riders



Investment Division                                                   Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning    Value at End of
                                                                      of Period 1/1/04     Period 12/31/04   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund1                                              11.01               11.85                4,870

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund2                                                 9.96                10.61                9,390

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund3                                                      9.41                 9.75                1,989

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund4                                                       9.93                12.16                20,836

------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                                9.31                 9.73                49,702

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                      9.15                 9.80                15,807

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                         10.66               11.94                32,344

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                                  10.62               12.26                15,677

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                                  10.74               11.68                1,941

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                      9.51                10.14                1,990

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                           10.31               11.49                1,887

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                             10.38               11.80               112,135

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                                     11.27               12.75                78,229

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio)                                            10.38               11.02                 878

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                     10.20               11.05                2,001

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                                   9.90                10.83                18,012

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                           10.53               10.97                3,688

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                                   10.25               10.73                4,727

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                                10.59               11.03                6,921

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                              11.46               13.07                38,164

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                           10.77               11.87                53,682

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                         10.25               10.72                4,516

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                                    10.24               10.84                6,508

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                                  9.29                 9.49                44,408

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                             12.84               13.91                85,610

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                               9.97                10.90                98,733

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                                   11.22               11.58                33,991

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                                  12.33               15.22                24,160

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                            10.05               10.08                74,003

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                                11.81               13.26                23,962

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (5/1/2004-12/31/2004)                  10.00               11.21                  0

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                      10.89               11.25                45,720

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio                             7.62                12.93                14,436

------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                                 0.00                13.35                3,887

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund Growth & Income Portfolio                              8.20                11.87                16,188

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund International Portfolio                                8.58                14.36                3,124

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund Mid-Cap Value Portfolio                                9.22                14.01                45,732

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                                 6.99                10.04                6,140

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                                 8.02                10.65                 679

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                                   6.97                 9.69                14,704

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                        7.76                10.94                2,851

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                                 10.90               11.83               101,819

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                               10.00               10.09                1,862

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                                10.51               11.34                4,511

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                               10.13               10.53               129,543

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                           11.10                6.02                5,889

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund  ( 5/1/04-12/31/04)                                         10.00                8.97                 804

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                             6.97                10.90                18,768

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                              7.61                11.88                4,750

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund ( 5/1/04-12/31/04)                               10.00               11.34                 161

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                           9.87                 9.80                 712

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                             11.55                7.77                 572

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                                    10.57               13.37                3,171

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                        8.42                16.04                7,192

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                             9.41                16.61                11,791

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                             10.26               18.44                10,095

------------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO VIF-Health Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund




Table 2 - 3.60% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed
Minimum Death Benefit Rider

------------------------------------------------------------------------------------------------------------------------------------

                          Investment Division                         Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning    Value at End of
                                                                      of Period 1/1/04     Period 12/31/04   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund1                                              10.46               10.97                  0

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund2                                                 9.47                 9.82                  0

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund3                                                      9.00                 9.08                  0

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund4                                                       9.50                11.32                  0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                                8.85                 9.01                  0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                      8.69                 9.07                  0

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                         10.13               11.05                  0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                                  10.10               11.35                  0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                                  10.21               10.81                  0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                      9.04                 9.38                  0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                           9.80                10.64                  0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                             9.86                10.92                  0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                                     10.71               11.80                  0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                             9.93                10.27                  0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                     9.76                10.29                  0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                                   9.47                10.09                  0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                           10.01               10.16                  0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                                   9.74                 9.93                  0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                                10.07               10.21                  0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                              10.89               12.10                  0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                           10.24               10.98                  0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                         9.75                 9.92                  0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                                    9.73                10.03                  0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                                  8.83                 8.78                  0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                             12.20               12.88                  0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                               9.48                10.09                  0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                                   10.67               10.72                  0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                                  11.72               14.09                  0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                            9.56                 9.33                  0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                                11.23               12.27                  0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (Period from 5/31/04-12/31/04)         10.00               11.02                  0

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                      10.41               10.48                  0

------------------------------------------------------------------------------------------------------------------------------------

                                                                               9.82
JPMorgan Small Company (Series Trust II) Portfolio                                                 12.05                  0

------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                                 11.79               12.73                  0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund Growth & Income Portfolio                              10.11               10.99                  0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund International Portfolio                                11.42               13.29                  0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund Mid-Cap Value Portfolio                                10.84               12.96                  0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                                 8.55                 9.30                  0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                                 9.20                 9.86                  0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                                   8.75                 8.97                  0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                        9.08                10.12                  0

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                                 10.71               11.32                  0

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                               9.82                 9.65                  0

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                                10.32               10.85                  0

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                               9.95                10.07                  0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                           6.59                 5.60                  0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (Period from 5/31/04-12/31/04)                              10.00                8.82                  0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                             9.19                10.16                  0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                              10.49               11.07                  0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (Period from 5/31/04-12/31/04)                   10.00               11.14                  0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                           9.45                 9.13                  0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                             8.36                 7.24                  0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                                    11.99               12.62                  0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                        12.31               14.94                  0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                             12.86               15.37                  0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                             13.25               17.41                  0

------------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO VIF-Health Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund


Table 3 - 0.95% Asset Charge

Base Contract - with No Riders
------------------------------------------------------------------------------------------------------------------------------------

Investment Division                                                   Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning    Value at End of
                                                                       of Period 1/1/03     Period 12/31/03   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------------
2003
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                6.96                 9.31                20,975
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                      6.85                 9.15                17,909
------------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                         7.28                10.66                14,172
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                  7.53                10.62                9,790
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                             9.08                10.74                1,303
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                                 7.97                 9.51                1,261
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                                      8.05                10.31                1,689
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                        8.42                10.38                32,602
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                                8.83                11.27                25,644
------------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                             7.64                 0.00                  0
------------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                         5.96                 0.00                  0
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                             8.58                10.38                 413
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                     7.82                10.20                 287
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                   7.16                 9.90                5,518
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                           9.04                10.53                2,667
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                                   8.41                10.25                4,349
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                                9.11                10.59                4,855
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                              9.02                11.46                11,557
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                           8.36                10.77                17,667
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                         8.38                10.25                3,241
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                    7.99                10.24                5,070
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                  7.08                 9.29                8,753
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                             10.22               12.84                15,851
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                               7.86                 9.97                33,565
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                   10.80               11.22                11,255
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                  9.00                12.33                10,071
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                            10.05               10.05                39,326
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                8.34                11.81                5,802
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                            8.57                11.01                4,577
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                               7.87                 9.96                7,576
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                                    6.54                 9.41                1,200
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                                     8.54                 9.93                2,635
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                                   10.60               10.89                21,153
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio

                                                                               7.62                10.27                2,567

------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/03)            0.00                12.04                 826
------------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                        7.40                 9.43                  0
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                          8.20                10.64                6,819
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                            8.58                12.01                1,045
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                            9.22                11.40                17,624
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                                 6.99                 9.00                3,538
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                 8.02                 9.68                 147
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                   6.97                 9.21                12,198
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                        7.76                 9.56                2,642
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                             10.00               10.90                86,615
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                           10.00               10.00                 989
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                            10.00               10.51                3,015
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                           10.00               10.13                38,780
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                           11.10                6.89                 601
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                             6.97                 9.60                17,298
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                              7.61                10.97                2,116
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                           9.97                 9.87                 791
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                             11.55                8.74                1,220
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                               10.26                0.00                  0
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                    10.57               12.37                2,810
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                        8.42                12.86                3,811
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                             9.41                13.52                7,461
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                             10.26               13.67                6,141
------------------------------------------------------------------------------------------------------------------------------------



Table 4 - 3.60% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed
Minimum Death Benefit Rider
------------------------------------------------------------------------------------------------------------------------------------

                          Investment Division                         Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning    Value at End of
                                                                       of Period 1/1/03     Period 12/31/03   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------------
2003
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                6.79                 8.85                  0
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                      6.69                 8.69                  0
------------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                         7.11                10.13                  0
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                  7.35                10.10                  0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                             8.86                10.21                  0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                                 7.78                 9.04                  0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                                      7.86                 9.80                  0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                        8.22                 9.86                  0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                                8.62                10.71                  0
------------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                             7.51                 0.00                  0
------------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                         5.86                 0.00                  0
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                             8.43                 9.93                  0
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                     7.68                 9.76                  0
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                   7.03                 9.47                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                           8.82                10.01                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                                   8.21                 9.74                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                                8.89                10.07                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                              8.81                10.89                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                           8.16                10.24                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                         8.18                 9.75                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                    7.80                 9.73                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                  6.91                 8.83                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                             9.98                12.20                  0
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio  )                                            7.67                 9.48                  0

------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                   10.54               10.67                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                  8.79                11.72                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                            9.81                 9.56                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                8.14                11.23                  0
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                            8.37                10.46                  0
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                               7.68                 9.47                  0
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                                    6.42                 9.00                  0
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                                     8.39                 9.50                  0
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                                   10.41               10.41                  0
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                                               9.82                  0

                                                                               7.49

------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/03)            0.00                11.79                  0
------------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                        7.23                 8.96                  0
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                          8.00                10.11                  0
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                            8.38                11.42                  0
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                            9.00                10.84                  0
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                                 6.82                 8.55                  0
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                 7.83                 9.20                  0
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                   6.80                 8.75                  0
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                        7.57                 9.08                  0
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                             10.00               10.71                  0
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                           10.00                9.82                  0
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                            10.00               10.32                  0
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                           10.00                9.95                  0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                           10.91                6.59                  0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                             6.84                 9.19                  0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                              7.48                10.49                  0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                           9.79                 9.45                  0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                             11.35                8.36                  0
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                               10.21                0.00                  0
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                    10.52               11.99                  0
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                        8.27                12.31                  0
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                             9.19                12.86                  0
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                             10.21               13.25                  0
------------------------------------------------------------------------------------------------------------------------------------


Table 5 - 0.95% Asset Charge

Base Contract - with No Riders
------------------------------------------------------------------------------------------------------------------------------------

Investment Division                                                   Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning    Value at End of
                                                                       of Period 1/1/02     Period 12/31/02   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------------
2002
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                            10.00                6.96                 249
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                6.85                2,727
------------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                7.28                 274
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                7.53                1,559
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                9.08                  11
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                7.97                  24
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                8.05                 127
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                8.42                 432
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00                8.83                1,002
------------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                7.64                  0
------------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                    10.00                5.96                  0
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                8.58                  0
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                7.82                  0
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                7.16                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00                9.04                  27
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                8.41                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                9.11                  48
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                9.02                1,090
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00                8.36                1,379
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                8.38                1,518
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                7.99                1,757
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                7.08                5,692
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00               10.22                  10
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                7.86                4,605
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.80                2,855
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                              10.00                9.00                 681
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00               10.05                1,845
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                8.34                 458
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                8.57                1,183
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                7.87                1,449
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                      10.00                6.54                 120
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00                8.54                  0
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00               10.60                1,950
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/02)                                                            10.00                7.62                  0
------------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00                7.40                  13
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                8.20                 328
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00                8.58                  0
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00                9.22                1,983
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                6.99                  27
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                8.02                  0
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                6.97                 860
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                7.76                1,260
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               11.10                  0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                6.97                 345
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                7.61                 310
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.97                  0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               11.55                  0
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                      10.00               10.26                  0
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                      10.00               10.57                  0
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00                8.42                  0
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00                9.41                  21
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                                 10.00               10.26                  0
12/31/02)
------------------------------------------------------------------------------------------------------------------------------------


Table 6 - 3.60% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed
Minimum Death Benefit Rider
------------------------------------------------------------------------------------------------------------------------------------

                          Investment Division                         Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning    Value at End of
                                                                       of Period 1/1/02     Period 12/31/02   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------------
2002
------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02 )                           10.00                6.79                  0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                6.69                  0
------------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                7.11                  0
------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                7.35                  0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                8.86                  0
------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                7.78                  0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                7.86                  0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                8.22                  0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00                8.62                  0
------------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                7.51                  0
------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02 )                   10.00                5.86                  0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                8.43                  0
------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                7.68                  0
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                7.03                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00                8.82                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                8.21                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                8.89                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                8.81                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00                8.16                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                8.18                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                7.80                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                6.91                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00                9.98                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                7.67                  0
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.54                  0
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02 )                             10.00                8.79                  0

------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00                9.81                  0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                8.14                  0
------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                8.37                  0
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                7.68                  0
------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                                10.00                6.42                  0
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00                8.39                  0
------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 - 12/31/02)               10.00               10.41                  0
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00                7.49                  0
------------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00                7.23                  0
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                8.00                  0
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00                8.38                  0
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00                9.00                  0
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                6.82                  0
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                7.83                  0
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                6.80                  0
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                7.57                  0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               10.91                  0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                6.84                  0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                7.48                  0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.79                  0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               11.35                  0
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                      10.00               10.21                  0
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                      10.00               10.52                  0
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00                8.27                  0
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00                9.19                  0
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                                 10.00               10.21                  0
12/31/02)
------------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses. A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll free)

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 202-942-8090. Reports and other information about Midland National Life Insurance Company are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102.


SEC File No. 811-07772


================================================================================
--------------------------------------------------------------------------------
================================================================================

                     National Advantage Variable Annuity SAI
                   STATEMENT OF ADDITIONAL INFORMATION FOR THE
                  NATIONAL ADVANTAGE VARIABLE ANNUITY CONTRACT
               Flexible Premium Deferred Variable Annuity Contract
                                   Offered by
                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
               (Through Midland National Life Separate Account C)
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the National Advantage Variable Annuity ("contract") offered by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated May 1, 2005, by contacting Us at our Principal Office using the above address and phone numbers.. Terms used in the current Prospectus for the contract are incorporated in this document.




This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the prospectuses for all of the portfolios currently available in the contract.


                                Dated May 1, 2005

                                TABLE OF CONTENTS

 THE CONTRACT.................................................................4
      Entire Contract.........................................................4
      Changes to the Contract.................................................4
      Beneficiary.............................................................4
      Change of Beneficiary...................................................4
      Change in Maturity Date.................................................4
      Incontestability........................................................4
      Misstatement of Age or Sex..............................................4
      Periodic Reports........................................................5
      Non-participating.......................................................5
      Claims of Creditors.....................................................5
      Minimum Benefits........................................................5
      Payment of Premiums.....................................................5
      Ownership...............................................................5
      Assignment..............................................................5
      Accumulation Unit Value.................................................6
      Annuity Payments........................................................6
CALCULATION OF YIELDS AND TOTAL RETURNS.......................................7
      Money Market Investment Division Yield Calculation......................7
      Other Investment Division Yield Calculations............................8
      Standard Total Return Calculations......................................9
      Cumulative Total Returns...............................................19
      Adjusted Historical Performance Data...................................29
FEDERAL TAX MATTERS..........................................................48
      Tax-Free Exchanges (Section 1035)......................................48
      Required Distributions.................................................48
      Non-Natural Person owners..............................................49
      Diversification Requirements...........................................49
      Owner Control..........................................................49
      Taxation of Qualified Contracts........................................50
DISTRIBUTION OF THE CONTRACTS................................................51
SAFEKEEPING OF ACCOUNT ASSETS................................................52
STATE REGULATION.............................................................52
RECORDS AND REPORTS..........................................................53
LEGAL MATTERS................................................................53
EXPERTS......................................................................53
OTHER INFORMATION............................................................53
CONDENSED FINANCIALS.........................................................54
FINANCIAL STATEMENTS.........................................................54

                                  THE CONTRACT

ENTIRE CONTRACT

The entire contract between You and Us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

CHANGES TO THE CONTRACT

No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations. A change will be made by attaching an endorsement to the contract.

BENEFICIARY

You will name the beneficiary in the application. A beneficiary is revocable unless otherwise stated in the beneficiary designation. If no beneficiary or co-owner is living when the owner or annuitant dies, the death benefit will be paid to You or Your estate. If no primary beneficiary is living at the time of the owner's or annuitant's death, the proceeds are payable to the contingent beneficiary, if any.

CHANGE OF BENEFICIARY

You may change a revocable beneficiary. We must receive written notice informing Us of the change. Upon receipt and acceptance, a change takes effect as of the date the written notice was signed. We will not be liable for any payment made before We record the written notice.

CHANGE IN MATURITY DATE

At any time You may change the maturity date by written notice. We must receive Your written notice requesting such change at least 30 days prior to the original maturity date. Any maturity date may not be a date that is before the end of the surrender period shown on the specifications page.

INCONTESTABILITY

We will not contest the contract.

MISSTATEMENT OF AGE OR SEX

If the age or sex of the annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex. Any underpayments made by Us will be paid to the payee. Any overpayments made by Us will be charged against benefits falling due after adjustment. All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

PERIODIC REPORTS

At least once each year, We will send You a report containing information required by applicable state law.

NON-PARTICIPATING

The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

CLAIMS OF CREDITORS

To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

MINIMUM BENEFITS

The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

PAYMENT OF PREMIUMS

The initial premium is due on the issue date. You may make additional premium payments in any amount (over $50) and frequency, subject to the limits shown on the Specifications Page.

OWNERSHIP

The contract belongs to You. You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

      1)           Any assignee of record with Us;
      2)           Any irrevocable beneficiary; and
      3)           Any restricted ownership.

We must receive written notice informing Us of any change, designation or revocation. Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed. However, We are not liable for payments made by Us before We record the written notice. A change of owner may have adverse tax consequences.

ASSIGNMENT

An assignment may have adverse tax consequences.
You may assign the contract by giving Us written notice. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

ACCUMULATION UNIT VALUE

We determine accumulation unit values for each investment division of Our Separate Account at the end of each business day. The accumulation unit value for each investment division was initially set at $10.00. The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

o First, We take the net asset value per share held in the investment division at the end of the current business day plus the per share amount of any dividends or capital gain distributions on shares held in the investment divisions on the current business day; minus the per share amount of any capital loss, realized or unrealized, on shares held in the investment divisions on the current business day.
o Then, We divide this amount by the net asset value per share held in the investment division at the close of business on the preceding business day (after giving effect to any contract transactions on that day).
o Then, We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge for the basic contract, with no riders, is currently 0.00260% which is an effective annual rate of 0.95%. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account. The daily charge, for a contract with all of the riders, is currently 0.00986% which as an effective annual rate of 3.60%
o Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the funds, and also for any charges.

ANNUITY PAYMENTS

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment divisions.

The amount of each variable annuity payment will be affected by the investment performance of the investment divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each investment division by applying the value in the investment division, as of a date not more than 10 business days prior to the maturity date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the annuitant. The number of annuity units for each investment division is then calculated by dividing the first variable annuity payment for that investment division by the investment division's annuity unit value as of the same date.

The dollar amount of each subsequent payment from an investment division is equal to the number of annuity units for that investment division times the annuity unit value for that investment division as of a uniformly applied date not more than 10 business days before the annuity payment is due.

The payment made to the annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each investment division.

The annuity unit value for each investment division was initially set at $10. The Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

      (1)   = the Annuity Unit Value for the preceding business day:

      (2) = the net investment factor (as described above) for that division on that business day.

      (3) = the investment result adjustment factor 99.986634% per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the maturity date will only be allowed twice per contract year and will be made using the annuity unit value for the investment divisions on the date the request for transfer is received. On the transfer date, the number of annuity units transferred from the investment division is multiplied by the annuity unit value for that investment division to determine the value being transferred. This value is then transferred into the indicated investment division(s) by converting this value into annuity units of the proper investment division(s). The annuity units are determined by dividing the value being transferred into an investment division by the annuity unit value of the investment division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

                     CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET INVESTMENT DIVISION YIELD CALCULATION

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Money Market investment division's and Rydex VT U.S. Government Money Market Fund investment division's (called "the money market investment divisions" for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment divisions or on their respective portfolio securities. This current annualized yield is computed for each money market investment division by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the a money market investment division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment divisions of the Separate Account will be lower than the yield for the respective money market investment divisions or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment divisions for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment divisions normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment divisions' actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment divisions or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment divisions or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

OTHER INVESTMENT DIVISION YIELD CALCULATIONS

Midland National may from time to time disclose the current annualized yield of one or more of the investment divisions (except the money market investment divisions) for 30-day periods. The annualized yield of an investment division refers to income generated by the investment division over a specified 30-day period. Because the yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

          YIELD = 2 [ (a - b + 1)6 - 1 ]
                         cd

             Where:     a =  net investment income earned during the period by the portfolio (or substitute funding vehicle) attributable to shares owned by the investment division.
                        b =  expenses accrued for the period (net of reimbursements).
                        c =  the average daily number of units outstanding during the period.
                        d =  the maximum offering price per unit on the last day of the period.


Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular contract. surrender charges range from 7% to 0% of the amount of premium withdrawn depending on the elapsed time since the premium was paid.

Because of the charges and deductions imposed by the Separate Account the yield of the investment division will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment division's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

STANDARD TOTAL RETURN CALCULATIONS

Midland National may from time to time also disclose average annual total returns for one or more of the investment divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
             P (1 + T)n = ERV
             Where:        P =     a hypothetical initial payment of $1,000
                           T =     average annual total return
                           n =     number of years
                           ERV     = ending redeemable value of a hypothetical
                                   $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current annual $30 annual maintenance fee. This additional amount is based on an average accumulation value of $17,985 so it is calculated as [$30/$17,985, or 0.17% annually]. The standard average annual total return calculations assume the contract is surrendered and therefore will reflect the effect of surrender charges that may be applicable to a particular period.

Midland National may disclose average annual total returns in various ways, depicting (a) whether the contract is surrendered or maintained in force; (b) whether the bonus credit is selected; (c) whether other optional riders are selected. Accordingly, Midland National may disclose the following types of average annual total return:

      1. The contract is surrendered and has the bonus credit and all other optional riders;

      2. The contract is surrendered, but neither the bonus nor any other riders are selected;

      3. The contract is surrendered, the bonus is selected but no other riders are selected;

      4. The contract is not surrendered, the bonus credit is not selected, but all other riders are selected; and

      5. The contract is not surrendered, and neither the bonus credit nor any other riders are selected.

Total return figures may also reflect that some but not all riders (other than the bonus) are selected.

Midland National may from time to time also disclose average annual total returns in a format, which assumes that the contract is kept in force through the time period shown. Such non-standard returns will be identical to the standard format, which assumes the contract is surrendered except that the contingent deferred sales charge percentage will be assumed to be 0%. The non-standard returns, which assume the contract is kept in-force, will only be shown in conjunction with standard returns, which assume the contract is surrendered.

Standard--Example 1

The following is the average annual total return information for the investment divisions of the Separate Account based on the assumption that the contract is surrendered at the end of the time period shown, and it has the bonus credit and the most expensive combination of other optional riders. The returns reflect the impact of any applicable contingent deferred sales charge.

-----------------------------------------------------------------------------------------------------------------------
                                                                   Inception of the
                                                                      Investment
                                                                     Division to      1-Year Period      5-Year Period

Investment Division with Inception Date                               12/31/2004   Ended 12/31/2004   Ended 12/31/2004

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Financial Services Fund (2/1/02) 1                               1.27%             -1.65%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Health Sciences Fund (2/1/02) 2                                 -2.68%             -2.71%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Technology Fund (5/1/02) 3                                      -5.89%             -5.55%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Utilities Fund (5/1/02) 4                                        2.70%             12.71%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                 -12.98%             -4.71%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02)                       -15.49%             -2.12%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02)                           -5.62%              2.57%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02)                    -13.01%              5.97%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund  (2/1/02)                                    2.65%             -0.58%             -2.41%

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund (2/1/02)                         1.32%             -2.70%             -8.88%

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund(2/1/02)                               1.30%              2.11%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund(2/1/02)                                 1.12%              4.24%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund (2/1/02)                                        3.98%              3.66%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02)                               -1.20%             -3.11%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02)                       -1.10%             -1.01%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02)                     -1.88%              0.07%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02)                            -1.50%             -5.02%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02)                      -2.31%             -4.58%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02)                                  -1.31%             -5.05%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02)                                 4.93%              4.61%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02)                              1.33%              0.82%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02)                           -6.58%             -7.00%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02)                       -2.34%             -4.69%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02)                                    -1.94%             -3.37%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02)                                7.30%             -0.96%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02)                                 -1.73%             -0.04%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02)                      0.45%             -5.97%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02)                                    10.82%             13.77%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02)                                   5.47%              2.83%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio                                    5.70%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

                                                                           5.70%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

                                                                          -0.41%             -5.88%                N/A

-----------------------------------------------------------------------------------------------------------------------

                                                                           5.23%             16.19%                N/A

-----------------------------------------------------------------------------------------------------------------------

  JPMorgan  Bond Portfolio (5/1/02)                                       -0.41%             -5.88%                N/A

-----------------------------------------------------------------------------------------------------------------------

JPMorgan  Small Company Portfolio (5/1/02)                                 5.23%             16.19%                N/A

-----------------------------------------------------------------------------------------------------------------------

Janus Growth & Income Portfolio (5/1/98)                                  11.11%              1.50%                N/A

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.   Growth & Income Portfolio
(2/1/02)                                                                   6.26%              2.19%              1.06%

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio
(2/1/02)                                                                  -4.51%              9.96%             -9.82%

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
(2/1/02)                                                                  11.94%             13.18%             13.30%

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02)                                   -4.62%              2.25%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02)                                   -2.56%              0.72%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02)                                     -5.87%             -4.03%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02)                                          -1.62%              5.00%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03)                                    3.88%             -0.81%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03)                                 -6.16%             -8.23%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03)                                   1.12%             -1.42%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03)                                 -3.56%             -5.30%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02)                                            -22.65%            -21.43%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02)                                              -26.01%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/03)                                               -1.62%              4.09%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02)                                                 1.77%             -1.00%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/02)                                     7.58%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1997)                             N/A                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02)                                              -14.09%            -19.86%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02)                                          8.96%             -1.19%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02)                          14.46%             14.96%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02)                              14.32%             13.11%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02)                                  27.13%             24.91%                N/A

-----------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment division is not reflected as the investment division had not been included in the Separate Account for the time period shown. 1Formerly INVESCO VIF-Financial Services Fund 2FormerlyINVESCO
VIF-Health Sciences Fund 3 Formerly Invesco VIF-Technology Fund 4 Formerly
Invesco VIF-Utilities Fund



Standard--Example 2

The following is the average annual total return information for the investment divisions of the Separate Account based on the assumption that the contract is surrendered, and no riders were selected. The returns reflect the impact of any applicable contingent deferred sales charge.

-----------------------------------------------------------------------------------------------------------------------
Investment Division with Inception Date                         Inception of the      1-Year Period      5-Year Period
                                                                      Investment
                                                                     Division to

                                                                      12/31/2004   Ended 12/31/2004   Ended 12/31/2004

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Financial Services Fund (2/1/02) 1                               4.14%              1.18%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Health Sciences Fund (2/1/02) 2                                  0.08%              0.08%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Technology Fund (5/1/02) 3                                      -3.21%             -2.83%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Utilities Fund (5/1/02) 4                                        5.60%             15.92%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                 -10.44%             -1.97%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02)                       -12.99%              0.69%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02)                           -2.92%              5.50%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02)                    -10.46%              9.00%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund  (2/1/02)                                    5.47%              2.27%              0.37%

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund  (2/1/02)                        4.11%              0.09%             -6.23%

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund  (2/1/02)                             4.16%              5.04%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund  (2/1/02)                               3.98%              7.22%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund (2/1/02)                                        6.91%              6.62%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity  Portfolio (5/1/02)                               1.60%             -0.33%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02)                        1.71%              1.83%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02)                      0.90%              2.94%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02)                             1.30%             -2.29%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02)                       0.47%             -1.84%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02)                                   1.49%             -2.32%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02)                                 7.88%              7.60%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02)                              4.19%              3.71%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02)                           -3.91%             -4.32%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02)                        0.43%             -1.95%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02)                                     0.85%             -0.59%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02)                               10.30%              1.88%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02)                                  1.06%              2.83%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02)                      3.29%             -3.27%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02)                                    13.92%             17.01%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02)                                   8.44%              5.77%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio                                    8.69%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

JPMorgan  Bond Portfolio (Series Trust II) (5/1/02)                        2.41%             -3.17%                N/A

-----------------------------------------------------------------------------------------------------------------------

JPMorgan  Small Company (Series Trust II) Portfolio (5/1/02)               8.19%             19.49%                N/A

-----------------------------------------------------------------------------------------------------------------------

Janus Growth & Income Portfolio (5/1/98)                                  14.25%              4.41%                N/A

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Growth & Income Portfolio                     9.20%              5.12%              3.91%

(2/1/02)
-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio                     -1.79%             13.09%             -7.17%

(2/1/02)
-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.  Mid-Cap Value Portfolio                    15.03%             16.40%             16.43%

(2/1/02)
-----------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02)                                   -1.90%              5.18%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02)                                    0.21%              3.60%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02)                                     -3.18%             -1.27%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02)                                           1.18%              8.00%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03)                                    6.84%              2.03%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03)                                 -3.46%             -5.59%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03)                                   4.01%              1.41%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03)                                 -0.79%             -2.58%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02)                                            -20.35%            -19.14%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/03)                                              -23.88%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02)                                                1.17%              7.07%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02)                                                 4.65%              1.84%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/02)                                    10.63%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1997)                             N/A                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02)                                              -11.59%            -17.53%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02)                                         12.02%              1.65%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02)                          17.65%             18.23%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02)                              17.50%             16.33%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02)                                  30.66%             28.45%                N/A

-----------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Health Sciences Fund
3 Formerly Invesco VIF-Technology Fund
4 Formerly Invesco VIF-Utilities Fund


N/A - The return information for the investment division is not reflected as the investment division had not been included in the Separate Account for the time period shown.

Standard--Example 3

The following is the average annual total return information for the investment divisions of the Separate Account based on the assumption that the contract is surrendered and the bonus rider is selected (but no other riders are selected).
The returns reflect the impact of any applicable contingent deferred sales charge.

-----------------------------------------------------------------------------------------------------------------------
Investment Division with Inception Date                         Inception of the      1-Year Period      5-Year Period
                                                                      Investment
                                                                     Division to

                                                                      12/31/2004   Ended 12/31/2004   Ended 12/31/2004

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Financial Services Fund (2/1/02) 1                               3.48%              0.53%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Health Sciences Fund (2/1/02) 2                                 -0.55%             -0.56%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Technology Fund (5/1/02) 3                                      -3.82%             -3.45%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Utilities Fund (5/1/02) 4                                        4.93%             15.18%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                 -11.02%             -2.60%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02)                       -13.56%              0.05%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02)                           -3.53%              4.83%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02)                    -11.04%              8.30%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund  (2/1/02)                                    4.83%              1.62%             -0.26%

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund  (2/1/02)                        3.48%             -0.54%             -6.83%

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund  (2/1/02)                             3.51%              4.37%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund  (2/1/02)                               3.32%              6.54%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund  (2/1/02)                                       6.24%              5.94%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02)                                0.96%             -0.96%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02)                        1.06%              1.18%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02)                      0.27%              2.28%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02)                             0.66%             -2.91%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02)                      -0.17%             -2.47%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02)                                   0.85%             -2.94%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02)                                 7.21%              6.91%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02)                              3.54%              3.05%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02)                           -4.52%             -4.94%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02)                       -0.20%             -2.57%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02)                                     0.21%             -1.23%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02)                                9.62%              1.23%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02)                                  0.42%              2.17%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02)                      2.64%             -3.89%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02)                                    13.21%             16.27%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02)                                   7.76%              5.10%                N/A

-----------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Value Strategies Portfolio                                   8.01%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

JPMorgan  Bond Portfolio (Series Trust II) (5/1/02)                        1.77%             -3.79%                N/A

-----------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company Portfolio (Series Trust II) (5/1/02)                7.51%             18.74%                N/A

-----------------------------------------------------------------------------------------------------------------------

Janus Growth & Income Portfolio (5/1/98)                                  13.53%              3.74%                N/A

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Growth & Income Portfolio
(2/1/02)                                                                   8.53%              4.45%              3.26%

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.International Portfolio
(2/1/02)                                                                  -2.40%             12.38%             -7.77%

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Mid-Cap Value Portfolio
(2/1/02)                                                                  14.33%             15.66%             15.72%

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02)                                   -2.52%              4.51%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02)                                   -0.42%              2.94%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02)                                     -3.80%             -1.90%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02)                                           0.54%              7.31%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03)                                    6.16%              1.38%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03)                                 -4.08%             -6.19%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03)                                   3.35%              0.77%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03)                                 -1.42%             -3.20%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02)                                            -20.88%            -19.66%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/03)                                              -24.37%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02)                                                0.54%              6.39%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02)                                                 3.99%              1.19%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/02)                                     9.93%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1997)                             N/A                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02)                                              -12.16%            -18.06%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02)                                         11.32%              1.00%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02)                          16.92%             17.48%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02)                              16.77%             15.60%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02)                                  29.85%             27.64%                N/A

-----------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Health Sciences Fund
3 Formerly Invesco VIF-Technology Fund
4 Formerly Invesco VIF-Utilities Fund


N/A - The return information for the investment division is not reflected as the investment division had not been included in the Separate Account for the time period shown.

Non-Standard--Example 4

The following is the average annual total return information for the investment divisions of the Separate Account based on the assumption that the contract is not surrendered at the end of the time period shown, and the most expensive combination of other optional riders were selected, except for the bonus credit rider.

-----------------------------------------------------------------------------------------------------------------------
Investment Division with Inception Date                         Inception of the      1-Year Period      5-Year Period
                                                                      Investment
                                                                     Division to

                                                                      12/31/2004   Ended 12/31/2004   Ended 12/31/2004

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Financial Services Fund (2/1/02) 1                               3.67%              5.29%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Health Sciences Fund (2/1/02) 2                                 -0.18%              4.21%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Technology Fund (5/1/02) 3                                      -3.13%              1.36%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Utilities Fund (5/1/02) 4                                        5.23%             19.73%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                 -11.15%              2.20%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02)                       -13.54%              4.81%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02)                           -4.04%              9.52%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02)                    -11.18%             12.95%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund  (2/1/02)                                    3.29%              6.36%             -1.03%

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund  (2/1/02)                        1.95%              4.23%             -7.29%

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund  (2/1/02)                             3.86%              9.07%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund  (2/1/02)                               3.52%             11.20%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund  (2/1/02)                                       6.31%             10.62%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02)                                1.43%              3.81%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02)                        1.53%              5.92%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02)                      0.77%              7.01%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02)                             0.97%              1.89%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02)                       0.19%              2.33%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02)                                   1.16%              1.86%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02)                                 7.23%             11.58%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02)                              3.72%              7.77%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02)                           -3.95%             -0.10%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02)                        0.15%              2.23%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02)                                     0.55%              3.55%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02)                                9.54%              5.97%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02)                                  0.75%              6.90%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02)                      2.86%              0.93%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02)                                    12.99%             20.79%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02)                                   7.76%              9.79%                N/A

-----------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Value Strategies Portfolio                                  16.14%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

JPMorgan  Bond Portfolio (Series Trust II) (5/1/02)                        2.20%              1.03%                N/A

-----------------------------------------------------------------------------------------------------------------------

JPMorgan  Small Company Portfolio (Series Trust II) (5/1/02)               7.70%             23.23%                N/A

-----------------------------------------------------------------------------------------------------------------------

Janus Growth & Income Portfolio (5/1/98)                                  15.01%              8.45%                N/A

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Growth & Income Portfolio
(2/1/02)                                                                   7.12%              9.15%              2.36%

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.International Portfolio
(2/1/02)                                                                  -3.31%             16.96%             -8.19%

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Mid-Cap Value Portfolio
(2/1/02)                                                                  12.94%             20.20%             14.42%

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02)                                   -2.05%              9.21%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02)                                   -0.05%              7.66%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02)                                     -3.26%              2.89%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02)                                           0.86%             11.97%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03)                                    8.16%              6.13%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03)                                 -1.70%             -1.34%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03)                                   5.44%              5.52%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03)                                  0.86%              1.61%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02)                                            -19.17%            -14.62%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/03)                                              -16.82%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02)                                                1.02%             11.06%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02)                                                 4.33%              5.94%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/02)                                    18.09%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1997)                             N/A                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02)                                              -11.02%            -13.04%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02)                                         11.85%              5.75%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02)                          16.75%             21.99%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02)                              16.43%             20.14%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02)                                  29.77%             32.01%                N/A

-----------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Health Sciences Fund
3 Formerly Invesco VIF-Technology Fund
4 Formerly Invesco VIF-Utilities Fund


N/A - The return information for the investment division is not reflected as the investment division had not been included in the Separate Account for the time period shown.

Non-Standard--Example 5

The following is the average annual total return information for the investment divisions of the Separate Account based on the assumption that the contract is not surrendered at the end of the time period shown, and no other optional riders were selected.

-----------------------------------------------------------------------------------------------------------------------
Investment Division with Inception Date                         Inception of the      1-Year Period      5-Year Period
                                                                      Investment
                                                                     Division to

                                                                      12/31/2004   Ended 12/31/2004   Ended 12/31/2004

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Financial Services Fund (2/1/02) 1                               5.82%              7.48%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Health Sciences Fund (2/1/02) 2                                  1.90%              6.38%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Technology Fund (5/1/02) 3                                      -1.12%              3.47%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Utilities Fund (5/1/02) 4                                        7.41%             22.22%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                  -9.27%              4.33%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02)                       -11.71%              6.99%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02)                           -2.01%             11.80%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02)                     -9.28%             15.30%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund  (2/1/02)                                    5.47%              8.57%              1.06%

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund  (2/1/02)                        4.11%              6.39%             -5.33%

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund  (2/1/02)                             6.02%             11.34%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund  (2/1/02)                               5.66%             13.52%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund  (2/1/02)                                       8.51%             12.92%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02)                                3.53%              5.97%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02)                        3.63%              8.13%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02)                      2.86%              9.24%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02)                             3.07%              4.01%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02)                       2.26%              4.46%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02)                                   3.26%              3.98%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02)                                 9.46%             13.90%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02)                              5.87%             10.01%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02)                           -1.95%              1.98%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02)                        2.23%              4.35%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02)                                     2.63%              5.71%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02)                               11.82%              8.18%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02)                                  2.84%              9.13%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02)                      5.00%              3.03%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02)                                    15.34%             23.31%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02)                                  10.00%             12.07%                N/A

-----------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Value Strategies Portfolio (12/31/02)                       18.53%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

JPMorgan  Bond Portfolio (Series Trust II) (5/1/02)                        4.32%              3.13%                N/A

-----------------------------------------------------------------------------------------------------------------------

JPMorgan  Small Company Portfolio (Series Trust II)  (5/1/02)              9.93%             25.79%                N/A

-----------------------------------------------------------------------------------------------------------------------

Janus Growth & Income Portfolio (5/1/98)                                  17.39%             10.71%                N/A

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Growth & Income Portfolio
(2/1/02)                                                                   9.38%             11.42%              4.52%

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.International Portfolio
(2/1/02)                                                                  -1.25%             19.39%             -6.23%

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Mid-Cap Value Portfolio
(2/1/02)                                                                  15.30%             22.70%             16.82%

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02)                                   -0.02%             11.48%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02)                                    2.02%              9.90%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02)                                     -1.25%              5.03%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02)                                           2.95%             14.30%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03)                                   10.40%              8.33%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03)                                  0.34%              0.71%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03)                                   7.63%              7.71%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03)                                  2.95%              3.72%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02)                                            -17.49%            -12.84%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/03)                                              -15.11%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02)                                                3.12%             13.37%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02)                                                 6.49%              8.14%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/02)                                    20.52%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1997)                           10.00

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02)                                               -9.17%            -11.23%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02)                                         14.17%              7.95%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02)                          19.17%             24.53%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02)                              18.84%             22.63%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02)                                  32.46%             34.75%                N/A

-----------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Health Sciences Fund
3 Formerly Invesco VIF-Technology Fund
4 Formerly Invesco VIF-Utilities Fund


N/A - The return information for the investment division is not reflected as the investment division had not been included in the Separate Account for the time period shown.

CUMULATIVE TOTAL RETURNS

         Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

            CTR = [ERV/P] - 1
            Where:       CTR =   the cumulative total return net of investment division recurring charges for the period.
                         ERV =   ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).
                         P   =   an assumed initial payment of $1,000

The returns which assume the contract is kept in-force will only be shown in conjunction with returns which assume the contract is surrendered.

Midland National may also disclose the value of an assumed payment of $10,000
(or other amounts) at the end of various periods of time.

Cumulative--Example 1

The following is the cumulative total return information for the investment divisions of the Separate Account based on the assumption that the contract is surrendered at the end of the time period shown, and it has the bonus credit and the most expensive combination of other optional riders. The returns reflect the impact of any applicable contingent deferred sales charge.

-----------------------------------------------------------------------------------------------------------------------
Investment Division with Inception Date                         Inception of the      1-Year Period      5-Year Period
                                                                      Investment
                                                                     Division to
                                                                      12/21/2003   Ended 12/31/2003   Ended 12/31/2003
-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Financial Services Fund (2/1/02) 1                               3.75%             -1.65%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Health Sciences Fund (2/1/02) 2                                 -7.61%             -2.71%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Technology Fund (5/1/02) 3                                     -14.97%             -5.55%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Utilities Fund (5/1/02) 4                                        7.38%             12.71%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                 -33.32%             -4.71%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02)                       -38.77%             -2.12%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02)                          -15.52%              2.57%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02)                    -33.39%              5.97%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund  (2/1/02)                                    7.92%             -0.58%            -11.48%

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund  (2/1/02)                        3.90%             -2.70%            -37.18%

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund  (2/1/02)                             3.84%              2.11%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund  (2/1/02)                               3.30%              4.24%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund  (2/1/02)                                      12.05%              3.66%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Fund  (5/1/02)                                   -3.17%             -3.11%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02)                       -2.91%             -1.01%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02)                     -4.94%              0.07%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02)                            -4.31%             -5.02%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02)                      -6.59%             -4.58%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02)                                  -3.77%             -5.05%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02)                                15.06%              4.61%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02)                              3.93%              0.82%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02)                          -18.00%             -7.00%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02)                       -6.67%             -4.69%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02)                                    -5.55%             -3.37%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02)                               22.80%             -0.96%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02)                                 -4.96%             -0.04%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02)                      1.32%             -5.97%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02)                                    34.92%             13.77%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02)                                  16.79%              2.83%                N/A

-----------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Value Strategies Portfolio (12/31/02)                        3.79%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

JPMorgan  Bond Portfolio (Series Trust II) (5/1/02)                       -1.09%             -5.88%                N/A

-----------------------------------------------------------------------------------------------------------------------

JPMorgan  Small Company (Series Trust II)Portfolio (5/1/02)               14.59%             16.19%                N/A

-----------------------------------------------------------------------------------------------------------------------

Janus Growth & Income Portfolio (5/1/98)                                  20.67%              1.50%                N/A

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Growth & Income Portfolio
(2/1/02)                                                                  19.36%              2.19%              5.41%

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.International Portfolio
(2/1/02)                                                                 -12.59%              9.96%            -40.36%

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Mid-Cap Value Portfolio
(2/1/02)                                                                  38.93%             13.18%             86.70%

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02)                                  -12.88%              2.25%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02)                                   -7.28%              0.72%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02)                                    -16.17%             -4.03%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02)                                          -4.65%              5.00%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03)                                    6.57%             -0.81%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03)                                -10.08%             -8.23%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03)                                   1.88%             -1.42%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03)                                 -5.88%             -5.30%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02)                                            -49.64%            -21.43%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/03)                                              -18.31%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02)                                               -4.27%              4.09%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02)                                                 4.80%             -1.00%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/02)                                     5.03%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1997)                             N/A                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02)                                              -33.35%            -19.86%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02)                                         20.44%             -1.19%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02)                          43.44%             14.96%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02)                              47.72%             13.11%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02)                                  68.24%             24.91%                N/A

-----------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Health Sciences Fund
3 Formerly Invesco VIF-Technology Fund
4 Formerly Invesco VIF-Utilities Fund


N/A - The return information for the investment division is not reflected as the investment division had not been included in the Separate Account for the time period shown.

Cumulative--Example 2

The following is the cumulative total return information for the investment divisions of the Separate Account based on the assumption that the contract is surrendered at the end of the time period shown, and no optional riders were selected. The returns reflect the impact of any applicable contingent deferred sales charge.

-----------------------------------------------------------------------------------------------------------------------
Investment Division with Inception Date                         Inception of the      1-Year Period      5-Year Period
                                                                      Investment
                                                                     Division to
                                                                      12/21/2003   Ended 12/31/2003   Ended 12/31/2003
-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Financial Services Fund (2/1/02) 1                              12.55%              1.18%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Health Sciences Fund (2/1/02) 2                                  0.23%              0.08%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Technology Fund (5/1/02) 3                                      -8.35%             -2.83%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Utilities Fund (5/1/02) 4                                       15.67%             15.92%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                 -27.49%             -1.97%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02)                       -33.34%              0.69%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02)                           -8.28%              5.50%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02)                    -27.54%              9.00%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund  (2/1/02)                                   16.79%              2.27%              1.86%

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund  (2/1/02)                       12.46%              0.09%            -27.50%

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund  (2/1/02)                            12.62%              5.04%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund  (2/1/02)                              12.05%              7.22%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund  (2/1/02)                                      21.50%              6.62%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02)                                4.33%             -0.33%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02)                        4.63%              1.83%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02)                      2.42%              2.94%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02)                             3.84%             -2.29%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02)                       1.38%             -1.84%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02)                                   4.41%             -2.32%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02)                                24.75%              7.60%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02)                             12.71%              3.71%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02)                          -10.98%             -4.32%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02)                        1.26%             -1.95%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02)                                     2.50%             -0.59%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02)                               33.08%              1.88%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02)                                  3.12%              2.83%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02)                      9.90%             -3.27%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02)                                    46.22%             17.01%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02)                                  26.64%              5.77%                N/A

-----------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Value Strategies Portfolio (12/31/02)                        5.75%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

JPMorgan  Bond Portfolio (Series Trust II) (5/1/02)                        6.57%             -3.17%                N/A

-----------------------------------------------------------------------------------------------------------------------

JPMorgan  Small Company Portfolio (Series Trust II) (5/1/02)              23.40%             19.49%                N/A

-----------------------------------------------------------------------------------------------------------------------

Janus Growth & Income Portfolio (5/1/98)                                  26.82%              4.41%                N/A

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Growth & Income Portfolio
(2/1/02)                                                                  29.25%              5.12%             21.14%

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.International Portfolio
(2/1/02)                                                                  -5.13%             13.09%            -31.06%

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Mid-Cap Value Portfolio
(2/1/02)                                                                  50.41%             16.40%            113.96%

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02)                                   -5.44%              5.18%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02)                                    0.61%              3.60%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02)                                     -8.99%             -1.27%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02)                                           3.48%              8.00%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03)                                   11.69%              2.03%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03)                                 -5.72%             -5.59%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03)                                   6.79%              1.41%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03)                                 -1.32%             -2.58%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02)                                            -45.54%            -19.14%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/03)                                              -16.74%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02)                                                3.16%              7.07%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02)                                                12.91%              1.84%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/02)                                     7.02%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1997)                             N/A                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02)                                              -28.04%            -17.53%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02)                                         27.89%              1.65%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02)                          54.37%             18.23%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02)                              60.02%             16.33%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02)                                  78.52%             28.45%                N/A

-----------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Health Sciences Fund
3 Formerly Invesco VIF-Technology Fund
4 Formerly Invesco VIF-Utilities Fund


N/A - The return information for the investment division is not reflected as the investment division had not been included in the Separate Account for the time period shown.

Cumulative--Example 3

The following is the cumulative total return information for the investment divisions of the Separate Account based on the assumption that the contract is surrendered at the end of the time period shown, and the bonus credit rider is selected (but no other optional riders are selected). The returns reflect the impact of any applicable contingent deferred sales charge.

-----------------------------------------------------------------------------------------------------------------------
Investment Division with Inception Date                         Inception of the      1-Year Period      5-Year Period
                                                                      Investment
                                                                     Division to
                                                                      12/21/2003   Ended 12/31/2003   Ended 12/31/2003
-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Financial Services Fund (2/1/02) 1                              10.49%              0.53%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Health Sciences Fund (2/1/02) 2                                 -1.59%             -0.56%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Technology Fund (5/1/02) 3                                      -9.88%             -3.45%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Utilities Fund (5/1/02) 4                                       13.72%             15.18%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                 -28.85%             -2.60%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02)                       -34.61%              0.05%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02)                           -9.95%              4.83%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02)                    -28.90%              8.30%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund  (2/1/02)                                   14.74%              1.62%             -1.29%

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund  (2/1/02)                       10.49%             -0.54%            -29.79%

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund  (2/1/02)                            10.58%              4.37%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund  (2/1/02)                               9.99%              6.54%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund  (2/1/02)                                      19.30%              5.94%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02)                                2.58%             -0.96%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02)                        2.86%              1.18%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02)                      0.72%              2.28%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02)                             1.94%             -2.91%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02)                      -0.49%             -2.47%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02)                                   2.50%             -2.94%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02)                                22.50%              6.91%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02)                             10.67%              3.05%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02)                          -12.61%             -4.94%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02)                       -0.58%             -2.57%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02)                                     0.61%             -1.23%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02)                               30.70%              1.23%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02)                                  1.23%              2.17%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02)                      7.89%             -3.89%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02)                                    43.57%             16.27%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02)                                  24.34%              5.10%                N/A

-----------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Value Strategies Portfolio (12/31/02)                        5.31%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

JPMorgan  Bond Portfolio (Series Trust II) (5/1/02)                        4.80%             -3.79%                N/A

-----------------------------------------------------------------------------------------------------------------------

JPMorgan  Small Company Portfolio (Series Trust II) (5/1/02)              21.34%             18.74%                N/A

-----------------------------------------------------------------------------------------------------------------------

Janus Growth & Income Portfolio (5/1/98)                                  25.40%              3.74%                N/A

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Growth & Income Portfolio
(2/1/02)                                                                  26.95%              4.45%             17.40%

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.International Portfolio
(2/1/02)                                                                  -6.84%             12.38%            -33.26%

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Mid-Cap Value Portfolio
(2/1/02)                                                                  47.75%             15.66%            107.51%

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02)                                   -7.17%              4.51%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02)                                   -1.22%              2.94%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02)                                    -10.68%             -1.90%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02)                                           1.58%              7.31%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03)                                   10.51%              1.38%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03)                                 -6.72%             -6.19%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03)                                   5.66%              0.77%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03)                                 -2.36%             -3.20%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02)                                            -46.51%            -19.66%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/03)                                              -17.10%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02)                                                1.45%              6.39%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02)                                                11.02%              1.19%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/02)                                     6.56%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1997)                             N/A                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02)                                              -29.27%            -18.06%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02)                                         26.16%              1.00%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02)                          51.83%             17.48%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02)                              57.14%             15.60%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02)                                  76.13%             27.64%                N/A

-----------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Health Sciences Fund
3 Formerly Invesco VIF-Technology Fund
4 Formerly Invesco VIF-Utilities Fund


N/A - The return information for the investment division is not reflected as the investment division had not been included in the Separate Account for the time period shown.

Cumulative--Example 4

The following is the cumulative total return information for the investment divisions of the Separate Account based on the assumption that the contract is kept in-force through the end of the time period shown, and the most expensive combination of other optional riders were selected, except for the bonus credit rider. The contingent deferred sales charges are set to zero.

-----------------------------------------------------------------------------------------------------------------------
Investment Division with Inception Date                         Inception of the      1-Year Period      5-Year Period
                                                                      Investment
                                                                     Division to
                                                                      12/21/2003   Ended 12/31/2003   Ended 12/31/2003
-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Financial Services Fund (2/1/02) 1                              11.08%              5.29%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Health Sciences Fund (2/1/02) 2                                 -0.52%              4.21%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Technology Fund (5/1/02) 3                                      -8.14%              1.36%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Utilities Fund (5/1/02) 4                                       14.59%             19.73%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                 -29.15%              2.20%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02)                       -34.56%              4.81%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02)                          -11.33%              9.52%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02)                    -29.22%             12.95%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund  (2/1/02)                                    9.90%              6.36%             -5.04%

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund  (2/1/02)                        5.79%              4.23%            -31.51%

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund  (2/1/02)                            11.67%              9.07%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund  (2/1/02)                              10.61%             11.20%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund  (2/1/02)                                      19.53%             10.62%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02)                                3.87%              3.81%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02)                        4.14%              5.92%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02)                      2.07%              7.01%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02)                             2.85%              1.89%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02)                       0.55%              2.33%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02)                                   3.42%              1.86%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02)                                22.57%             11.58%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02)                             11.23%              7.77%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02)                          -11.08%             -0.10%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02)                        0.44%              2.23%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02)                                     1.61%              3.55%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02)                               30.42%              5.97%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02)                                  2.20%              6.90%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02)                      8.57%              0.93%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02)                                    42.76%             20.79%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02)                                  24.34%              9.79%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (12/31/02)                        10.57%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

JPMorgan  Bond Portfolio (Series Trust II) (5/1/02)                        5.99%              1.03%                N/A

-----------------------------------------------------------------------------------------------------------------------

JPMorgan  Small Company Portfolio (Series Trust II) (5/1/02)              21.91%             23.23%                N/A

-----------------------------------------------------------------------------------------------------------------------

Janus Growth & Income Portfolio (5/1/98)                                  28.33%              8.45%                N/A

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Growth & Income Portfolio
(2/1/02)                                                                  22.20%              9.15%             12.37%

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.International Portfolio
(2/1/02)                                                                  -9.35%             16.96%            -34.77%

-----------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Mid-Cap Value Portfolio
(2/1/02)                                                                  42.58%             20.20%             96.11%

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02)                                   -5.86%              9.21%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02)                                   -0.15%              7.66%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02)                                     -9.21%              2.89%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02)                                           2.53%             11.97%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03)                                   14.01%              6.13%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03)                                 -2.82%             -1.34%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03)                                   9.26%              5.52%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03)                                  1.44%              1.61%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02)                                            -43.36%            -14.62%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/03)                                              -11.63%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02)                                                2.75%             11.06%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02)                                                11.99%              5.94%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/02)                                    11.81%                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1997)                             N/A                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02)                                              -26.79%            -13.04%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02)                                         27.47%              5.75%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02)                          51.24%             21.99%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02)                              55.81%             20.14%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02)                                  75.90%             32.01%                N/A

-----------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Health Sciences Fund
3 Formerly Invesco VIF-Technology Fund
4 Formerly Invesco VIF-Utilities Fund


N/A - The return information for the investment division is not reflected as the investment division had not been included in the Separate Account for the time period shown.

Cumulative--Example 5

The following is the cumulative total return information for the investment divisions of the Separate Account based on the assumption that the contract is kept in-force through the end of the time period shown, and no optional riders were selected. The contingent deferred sales charges are set to zero.

-----------------------------------------------------------------------------------------------------------------------
Investment Division with Inception Date                         Inception of the      1-Year Period      5-Year Period
                                                                      Investment
                                                                     Division to
                                                                      12/21/2003   Ended 12/31/2003   Ended 12/31/2003
-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Financial Services Fund (2/1/02) 1                               3.48%              7.48%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Health Sciences Fund (2/1/02) 2                                  0.23%              6.38%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Technology Fund (5/1/02) 3                                      -7.38%              3.47%                N/A

-----------------------------------------------------------------------------------------------------------------------

AIM V.I. -Utilities Fund (5/1/02) 4                                       48.38%             22.22%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                  -5.64%              4.33%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02)                         2.02%              6.99%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02)                           16.89%             11.80%                N/A

-----------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02)                     28.56%             15.30%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund  (2/1/02)                                    6.76%              8.57%              5.41%

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund  (2/1/02)                        0.26%              6.39%            -23.96%

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund  (2/1/02)                            15.41%             11.34%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund  (2/1/02)                              22.53%             13.52%                N/A

-----------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund  (2/1/02)                                      20.55%             12.92%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02)                               -0.88%              5.97%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02)                        4.96%              8.13%                N/A

-----------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02)                      8.05%              9.24%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02)                            -6.53%              4.01%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02)                      -5.27%              4.46%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02)                                  -6.61%              3.98%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02)                                23.80%             13.90%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02)                             11.20%             10.01%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02)                          -12.08%              1.98%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02)                       -5.58%              4.35%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02)                                    -1.71%              5.71%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02)                                5.58%              8.18%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02)                                  8.48%              9.13%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02)                     -9.24%              3.03%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02)                                    58.08%             23.31%                N/A

-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02)                                  17.77%             12.07%                N/A

-----------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Value Strategies Portfolio (12/31/02)                          N/A                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

JPMorgan  Bond Portfolio (Series Trust II)  (5/1/02)                      -8.25%              3.13%                N/A

-----------------------------------------------------------------------------------------------------------------------

JPMorgan  Small Company Portfolio (Series Trust II) (5/1/02)              60.91%             25.79%                N/A

-----------------------------------------------------------------------------------------------------------------------

Janus Growth & Income Portfolio (5/1/98)                                   8.00%             10.71%                N/A

-----------------------------------------------------------------------------------------------------------------------

Lord  Abbett  Series  Fund,   Inc.Growth  &  Income  Portfolio
(2/1/02)                                                                  15.67%             11.42%             24.74%

-----------------------------------------------------------------------------------------------------------------------

Lord   Abbett   Series   Fund,   Inc.International   Portfolio
(2/1/02)                                                                  43.13%             19.39%            -27.50%

-----------------------------------------------------------------------------------------------------------------------

Lord  Abbett   Series  Fund,   Inc.Mid-Cap   Value   Portfolio
(2/1/02)                                                                  55.69%             22.70%            117.56%

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02)                                   15.86%             11.48%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02)                                   10.86%              9.90%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02)                                     -3.66%              5.03%                N/A

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02)                                          25.15%             14.30%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03)                                    3.42%              8.33%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03)                                 -9.17%              0.71%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03)                                   2.37%              7.71%                N/A

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03)                                 -4.27%              3.72%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02)                                            -43.31%            -12.84%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/03)                                                  N/A                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02)                                               20.02%             13.37%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02)                                                 4.99%              8.14%                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/02)                                       N/A                N/A                N/A

-----------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1997)

-----------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02)                                              -40.24%            -11.23%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02)                                          3.61%              7.95%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02)                          56.41%             24.53%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02)                              55.42%             22.63%                N/A

-----------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02)                                  72.04%             34.75%                N/A

-----------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Health Sciences Fund
3 Formerly Invesco VIF-Technology Fund
4 Formerly Invesco VIF-Utilities Fund


N/A - The return information for the investment division is not reflected as the investment division had not been included in the Separate Account for the time period shown.

ADJUSTED HISTORICAL PERFORMANCE DATA

Midland National may also disclose adjusted historical performance data for an investment division for periods before the investment division commenced operations, based on the assumption that the investment division was in existence before it actually was, and that the investment division had been invested in a particular portfolio that was in existence prior to the investment division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment division will invest in.


Adjusted historical performance data of this type will be calculated as follows.
First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month.
Second, that gross value is then reduced by a "contract charges" factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current annual $30 annual maintenance fee. This additional amount is based on an average accumulation value of $17,985 so it is calculated as $30/$17,985, or 0.17% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment division. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable
Value ("ERV") of a hypothetical $1,000 initial payment in the investment division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.


This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

Adjusted Historical--Standard--Example 1

The following is the average annual total return information for the investment divisions of the Separate Account based on the assumption that the contract is surrendered at the end of the time period shown, and it has the bonus credit and the most expensive combination of other optional riders. The returns reflect the impact of any applicable contingent deferred sales charge. The returns assume that each of the investment divisions had been available to the Separate Account since the portfolio inception date.

-------------------------------------------------------------------------------------------------------------------------
Investment Division with Inception Date                             Inception of the    10 Year Period     5 Year Period
                                                                        Portfolio to
                                                                          12/21/2003  Ended 12/31/2003  Ended 12/31/2003
-------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Financial Services Fund (2/1/02) 1                                   3.53%               N/A             1.63%

-------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Health Sciences Fund (2/1/02) 2                                      5.09%               N/A            -1.19%

-------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Technology Fund (5/1/02) 3                                          -0.85%               N/A           -24.76%

-------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Utilities Fund (5/1/02) 4                                            2.38%               N/A            -8.54%

-------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/1989)                                     8.78%             6.63%           -10.92%

-------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/1995)                         10.73%               N/A           -14.03%

-------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/1993)                             10.95%            10.13%            -0.84%

-------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/1988)                      6.64%             1.75%           -13.54%

-------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund (5/1/1991)                                   3.90%             4.30%            -2.41%

-------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (11/20/1987)                     2.96%             0.67%            -8.88%

-------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (5/1/2002)                            1.30%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (8/15/2001)                            -3.99%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (8/14/2001)                                     3.57%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/2002)                                 -1.20%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (7/16/1991)                         4.61%             5.91%            -4.36%

-------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (3/15/1995)                       3.67%               N/A             2.29%

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio (1/12/2000)                            -3.52%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio (1/12/2000)                     -6.53%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (1/12/2000)                                   -3.09%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund(R)Portfolio (1/12/2000)                                -2.27%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (1/12/2000)                               0.08%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (1/12/2000)                           -11.09%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (1/12/2000)                       -5.30%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (1/12/2000)                                     -9.50%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (1/12/2000)                                -4.94%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (1/12/2000)                                  -6.78%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (1/12/2000)                       3.08%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (1/12/2000)                                     10.72%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (1/12/2000)                                   -7.62%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Value Strategies Portfolio (12/31/02)                            6.66%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

JPMorgan  Bond Portfolio (Series Trust II) (1/3/1995)                          2.81%               N/A             2.15%

-------------------------------------------------------------------------------------------------------------------------

JPMorgan  Small Company Portfolio (Series Trust II) (1/3/1995)                 7.37%               N/A            -2.61%

-------------------------------------------------------------------------------------------------------------------------

Janus Growth & Income Portfolio (5/1/98)                                       3.83%               N/A            -8.86%

-------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Growth & Income Fund (12/11/1989)                 8.37%             8.64%             1.06%

-------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.International Fund (9/15/1999)                   -4.54%               N/A            -9.82%

-------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Mid-Cap Value Fund (9/15/1999)                   12.04%               N/A            13.30%

-------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Emerging Growth Series (5/1/2000)                                   -17.79%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Investors Trust Series (5/1/2000)                                    -7.00%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT New Discovery Series (5/1/2000)                                      -7.90%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Research Series (5/1/2000)                                          -10.15%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (4/30/98)                                       1.05%               N/A             1.44%

-------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (2/16/99)                                     0.42%               N/A             0.54%

-------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (9/30/99)                                      6.55%               N/A             6.98%

-------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (12/31/97)                                    2.41%               N/A             2.78%

-------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/21/2001)                                              -9.10%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/03)                                                  -14.56%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/7/1997)                                                 -1.42%               N/A           -13.98%

-------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/7/1997)                                                   1.82%               N/A           -22.16%

-------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/02)                                        -2.23%               N/A               N/A

-------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1997)

-------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (6/10/1997)                                                -8.68%               N/A            -2.23%

-------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (9/1/1989)                                         2.35%             2.77%             3.92%

-------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (12/21/1995)                           1.13%               N/A            -3.18%

-------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (9/1/1989)                                  2.27%             2.45%             6.99%

-------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (6/23/1997)                                 7.28%               N/A            12.12%

-------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Health Sciences Fund
3 Formerly Invesco VIF-Technology Fund
4 Formerly Invesco VIF-Utilities Fund


N/A - The return information for the investment division is not reflected as the investment division had not commenced operations for the time period shown.

Adjusted Historical--Standard--Example 2

The following is the average annual total return information for the investment divisions of the Separate Account based on the assumption that the contract is surrendered at the end of the time period shown, and no optional riders were selected. The returns reflect the impact of any applicable contingent deferred sales charge. The returns assume that each of the investment divisions had been available to the Separate Account since the portfolio inception date.

-------------------------------------------------------------------------------------------------------------------------
Investment Division with Inception Date                              Inception of the  10 Year Period      5 Year Period
                                                                         Portfolio to
                                                                         12/21/2003   Ended 12/31/2003   Ended 12/31/2003
-------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Financial Services Fund (2/1/02) 1                                    6.45%             N/A              4.50%

-------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Health Sciences Fund (2/1/02) 2                                       8.00%             N/A              1.61%

-------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Technology Fund (5/1/02) 3                                            1.93%             N/A            -22.35%

-------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Utilities Fund (5/1/02) 4                                             5.22%             N/A             -5.87%

-------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/1989)                                     11.78%           9.56%             -8.32%

-------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/1995)                          13.79%             N/A            -11.48%

-------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/1993)                              14.00%          13.16%              1.97%

-------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/1988)                       9.60%           4.57%            -10.97%

-------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund (5/1/1991)                                    6.78%           7.18%              0.37%

-------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (11/20/1987)                      5.82%           3.46%             -6.23%

-------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (5/1/2002)                             4.16%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (8/15/2001)                             -1.23%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (8/14/2001)                                      6.51%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/2002)                                   1.60%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (7/16/1991)                          7.52%           8.84%             -1.61%

-------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (3/15/1995)                        6.55%             N/A              5.18%

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio (1/12/2000)                             -0.76%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio (1/12/2000)                      -3.82%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (1/12/2000)                                    -0.31%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund(R)Portfolio (1/12/2000)                                  0.53%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (1/12/2000)                                2.93%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (1/12/2000)                             -8.48%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (1/12/2000)                        -2.57%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (1/12/2000)                                      -6.85%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (1/12/2000)                                 -2.19%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (1/12/2000)                                   -4.08%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (1/12/2000)                        5.99%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (1/12/2000)                                      13.82%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (1/12/2000)                                    -4.92%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (12/31/02)                              9.96%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

JPMorgan  Bond Portfolio (Series Trust II) (1/3/1995)                           5.65%             N/A              5.04%

-------------------------------------------------------------------------------------------------------------------------

JPMorgan  Small Company Portfolio (Series Trust II) (1/3/1995)                 10.34%             N/A              0.18%

-------------------------------------------------------------------------------------------------------------------------

Janus Growth & Income Portfolio (5/1/98)                                        6.74%             N/A             -6.17%

-------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Growth & Income Fund (12/11/1989)                 11.37%          11.63%              3.91%

-------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.International Fund (9/15/1999)                    -1.80%             N/A             -7.17%

-------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Mid-Cap Value Fund (9/15/1999)                    15.15%             N/A             16.43%

-------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Emerging Growth Series (5/1/2000)                                    -15.32%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Investors Trust Series (5/1/2000)                                     -4.33%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT New Discovery Series (5/1/2000)                                       -5.25%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Research Series (5/1/2000)                                            -7.54%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (4/30/98)                                        3.90%             N/A              4.33%

-------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (2/16/99)                                      3.29%             N/A              3.40%

-------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (9/30/99)                                       9.53%             N/A             10.00%

-------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (12/31/97)                                     5.24%             N/A              5.70%

-------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/21/2001)                                               -6.45%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/03)                                                   -11.99%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/7/1997)                                                   1.32%             N/A            -11.42%

-------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/7/1997)                                                    4.65%             N/A            -19.71%

-------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/02)                                          0.74%             N/A                N/A

-------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1997)

-------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (6/10/1997)                                                 -6.59%             N/A              0.54%

-------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (9/1/1989)                                          5.19%           5.62%              6.86%

-------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (12/21/1995)                            3.96%             N/A             -0.39%

-------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (9/1/1989)                                   5.11%           5.29%             10.00%

-------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (6/23/1997)                                 10.28%             N/A             15.26%

-------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Health Sciences Fund
3 Formerly Invesco VIF-Technology Fund
4 Formerly Invesco VIF-Utilities Fund



N/A - The return information for the investment division is not reflected as the investment division had not commenced operations for the time period shown.

Adjusted Historical--Standard--Example 3

The following is the average annual total return information for the investment divisions of the Separate Account based on the assumption that the contract is surrendered at the end of the time period shown, and the bonus credit rider is selected (but no other optional riders are selected). The returns reflect the impact of any applicable contingent deferred sales charge. The returns assume that each of the investment divisions had been available to the Separate Account since the portfolio inception date.

--------------------------------------------------------------------------------------------------------------------------
Investment Division with Inception Date                              Inception of    10 Year Period   5 Year Period Ended
                                                                    the Portfolio
                                                                    to 12/21/2003  Ended 12/31/2003            12/31/2003
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Financial Services Fund (2/1/02) 1                                5.78%               N/A                 3.84%

--------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Health Sciences Fund (2/1/02) 2                                   7.34%               N/A                 0.97%

--------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Technology Fund (5/1/02) 3                                        1.30%               N/A               -22.89%

--------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Utilities Fund (5/1/02) 4                                         4.58%               N/A                -6.48%

--------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/1989)                                 11.10%             8.90%                -8.91%

--------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/1995)                      13.09%               N/A               -12.06%

--------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/1993)                          13.31%            12.47%                 1.33%

--------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/1988)                   8.93%             3.93%               -11.56%

--------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund (5/1/1991)                                6.13%             6.52%                -0.26%

--------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (11/20/1987)                  5.17%             2.83%                -6.83%

--------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (5/1/2002)                         3.51%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (8/15/2001)                         -1.86%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (8/14/2001)                                  5.84%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/2002)                               0.96%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (7/16/1991)                      6.86%             8.17%                -2.24%

--------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (3/15/1995)                    5.89%               N/A                 4.52%

--------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio (1/12/2000)                         -1.38%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio (1/12/2000)                  -4.44%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (1/12/2000)                                -0.95%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund(R)Portfolio (1/12/2000)                             -0.11%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (1/12/2000)                            2.28%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (1/12/2000)                         -9.07%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (1/12/2000)                    -3.19%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (1/12/2000)                                  -7.46%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (1/12/2000)                             -2.81%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (1/12/2000)                               -4.70%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (1/12/2000)                    5.33%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (1/12/2000)                                  13.12%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (1/12/2000)                                -5.53%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Value Strategies Portfolio (12/31/02)                         9.22%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

JPMorgan  Bond Portfolio (Series Trust II) (1/3/1995)                       5.00%               N/A                 4.38%

--------------------------------------------------------------------------------------------------------------------------

JPMorgan  Small Company Portfolio (Series Trust II) (1/3/1995)              9.67%               N/A                -0.45%

--------------------------------------------------------------------------------------------------------------------------

Janus Growth & Income Portfolio (5/1/98)                                    6.08%               N/A                -6.78%

--------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth & Income Fund (12/11/1989)            10.69%            10.95%                 3.26%

--------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.International Fund (9/15/1999)                -2.42%               N/A                -7.77%

--------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Mid-Cap Value Fund (9/15/1999)                14.44%               N/A                15.72%

--------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Emerging Growth Series (5/1/2000)                                -15.88%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Investors Trust Series (5/1/2000)                                 -4.93%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT New Discovery Series (5/1/2000)                                   -5.86%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Research Series (5/1/2000)                                        -8.14%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (4/30/98)                                    3.25%               N/A                 3.67%

--------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (2/16/99)                                  2.64%               N/A                 2.75%

--------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (9/30/99)                                   8.85%               N/A                 9.31%

--------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (12/31/97)                                 4.60%               N/A                 5.03%

--------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/21/2001)                                           -7.05%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/03)                                               -12.57%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/7/1997)                                               0.70%               N/A               -12.00%

--------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/7/1997)                                                4.01%               N/A               -20.27%

--------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/02)                                      0.08%               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1997)                              N/A               N/A                   N/A

--------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (6/10/1997)                                             -7.07%               N/A                -0.09%

--------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (9/1/1989)                                      4.55%             4.98%                 6.19%

--------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (12/21/1995)                        3.32%               N/A                -1.03%

--------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (9/1/1989)                               4.47%             4.64%                 9.31%

--------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (6/23/1997)                              9.60%               N/A                14.55%

--------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Health Sciences Fund
3 Formerly Invesco VIF-Technology Fund
4 Formerly Invesco VIF-Utilities Fund



N/A - The return information for the investment division is not reflected as the investment division had not commenced operations for the time period shown.

Adjusted Historical--Non-Standard--Example 4

The following is the average annual total return information for the investment divisions of the Separate Account based on the assumption that the contract is kept in-force through the end of the time period shown, and the most expensive combination of other optional riders were selected, except for the bonus credit rider. The contingent deferred sales charges are set to zero. The returns assume that each of the investment divisions had been available to the Separate Account since the portfolio inception date.

------------------------------------------------------------------------------------------------------------------------
Investment Division with Inception Date                              Inception of   10 Year Period  5 Year Period Ended
                                                                    the Portfolio
                                                                    to 12/21/2003 Ended 12/31/2003           12/31/2003
------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Financial Services Fund (2/1/02) 1                                4.61%              N/A                2.92%

------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Health Sciences Fund (2/1/02) 2                                   5.75%              N/A                0.16%

------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Technology Fund (5/1/02) 3                                       -0.22%              N/A              -22.17%

------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Utilities Fund (5/1/02) 4                                         3.02%              N/A               -6.96%

------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/1989)                                  9.45%            7.29%               -9.26%

------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/1995)                      11.42%              N/A              -12.21%

------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/1993)                          11.64%           10.81%                0.50%

------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/1988)                   7.31%            2.38%              -11.75%

------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund (5/1/1991)                                4.55%            4.95%               -1.03%

------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (11/20/1987)                  3.60%            1.30%               -7.29%

------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (5/1/2002)                         3.86%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (8/15/2001)                         -1.96%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (8/14/2001)                                  5.42%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/2002)                               1.43%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (7/16/1991)                      5.27%            6.57%               -2.92%

------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (3/15/1995)                    4.32%              N/A                3.57%

------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio (1/12/2000)                         -2.10%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio (1/12/2000)                  -5.02%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (1/12/2000)                                -1.68%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund(R)Portfolio (1/12/2000)                             -0.88%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (1/12/2000)                            1.41%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (1/12/2000)                         -9.41%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (1/12/2000)                    -3.83%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (1/12/2000)                                  -7.89%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (1/12/2000)                             -3.48%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (1/12/2000)                               -5.27%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (1/12/2000)                    4.35%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (1/12/2000)                                  11.88%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (1/12/2000)                                -6.07%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Value Strategies Portfolio (12/31/02)                         9.04%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

JPMorgan  Bond Portfolio (Series Trust II) (1/3/1995)                       3.45%              N/A                3.44%

------------------------------------------------------------------------------------------------------------------------

JPMorgan  Small Company Portfolio (Series Trust II)  (1/3/1995)             8.04%              N/A               -1.22%

------------------------------------------------------------------------------------------------------------------------

Janus Growth & Income Portfolio (5/1/98)                                    4.69%              N/A               -7.26%

------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Growth & Income Fund (12/11/1989)              9.05%            9.32%                2.36%

------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.International Fund (9/15/1999)                -3.33%              N/A               -8.19%

------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Mid-Cap Value Fund (9/15/1999)                13.04%              N/A               14.42%

------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Emerging Growth Series (5/1/2000)                                -15.75%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Investors Trust Series (5/1/2000)                                 -5.44%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT New Discovery Series (5/1/2000)                                   -6.31%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Research Series (5/1/2000)                                        -8.48%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (4/30/98)                                    1.94%              N/A                2.74%

------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (2/16/99)                                  1.50%              N/A                1.86%

------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (9/30/99)                                   7.60%              N/A                8.19%

------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (12/31/97)                                 3.05%              N/A                4.06%

------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/21/2001)                                           -6.98%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/03)                                                -9.88%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/7/1997)                                              -0.80%              N/A              -12.17%

------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/7/1997)                                                2.46%              N/A              -19.80%

------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/02)                                      0.49%              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1997)                              N/A              N/A                  N/A

------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (6/10/1997)                                             -8.21%              N/A               -0.85%

------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (9/1/1989)                                      2.99%            3.42%                5.17%

------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (12/21/1995)                        1.77%              N/A               -1.77%

------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (9/1/1989)                               2.91%            3.09%                8.20%

------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (6/23/1997)                              7.96%              N/A               13.27%

------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Health Sciences Fund
3 Formerly Invesco VIF-Technology Fund
4 Formerly Invesco VIF-Utilities Fund


N/A - The return information for the investment division is not reflected as the investment division had not commenced operations for the time period shown.

Adjusted Historical--Non-Standard--Example 5

The following is the average annual total return information for the investment divisions of the Separate Account based on the assumption that the contract is kept in-force through the end of the time period shown, and no optional riders were selected. The contingent deferred sales charges are set to zero. The returns assume that each of the investment divisions had been available to the Separate Account since the portfolio inception date.

----------------------------------------------------------------------------------------------------------------------------
Investment Division with Inception Date                              Inception of the     10 Year Period      5 Year Period
                                                                         Portfolio to
                                                                           12/21/2003   Ended 12/31/2003   Ended 12/31/2003
----------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Financial Services Fund (2/1/02) 1                                    6.83%                N/A              5.09%

----------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Health Sciences Fund (2/1/02) 2                                       8.00%                N/A              2.27%

----------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Technology Fund (5/1/02) 3                                            1.93%                N/A            -20.48%

----------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Utilities Fund (5/1/02) 4                                             5.22%                N/A             -4.98%

----------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/1989)                                     11.78%              9.56%             -7.33%

----------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/1995)                          13.79%                N/A            -10.34%

----------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/1993)                              14.00%             13.16%              2.62%

----------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/1988)                       9.60%              4.57%             -9.86%

----------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund (5/1/1991)                                    6.78%              7.18%              1.06%

----------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (11/20/1987)                      5.82%              3.46%             -5.33%

----------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (5/1/2002)                             6.02%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (8/15/2001)                              0.12%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (8/14/2001)                                      7.64%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/2002)                                   3.53%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (7/16/1991)                          7.52%              8.84%             -0.86%

----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (3/15/1995)                        6.55%                N/A              5.76%

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio (1/12/2000)                             -0.02%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio (1/12/2000)                      -3.00%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (1/12/2000)                                     0.40%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund(R)Portfolio (1/12/2000)                                  1.23%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (1/12/2000)                                3.56%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (1/12/2000)                             -7.48%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (1/12/2000)                        -1.78%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (1/12/2000)                                      -5.92%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (1/12/2000)                                 -1.42%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (1/12/2000)                                   -3.25%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (1/12/2000)                        6.55%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (1/12/2000)                                      14.25%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (1/12/2000)                                    -4.06%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Value Strategies Portfolio (12/31/02)                            11.51%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

JPMorgan  Bond Portfolio (Series Trust II) (1/3/1995)                           5.65%                N/A              5.62%

----------------------------------------------------------------------------------------------------------------------------

JPMorgan  Small Company Portfolio (Series Trust II)  (1/3/1995)                10.34%                N/A              0.88%

----------------------------------------------------------------------------------------------------------------------------

Janus Growth & Income Portfolio (5/1/98)                                        6.93%                N/A             -5.27%

----------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Growth & Income Fund (12/11/1989)                 11.37%             11.63%              4.52%

----------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.International Fund (9/15/1999)                    -1.26%                N/A             -6.23%

----------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Mid-Cap Value Fund (9/15/1999)                    15.42%                N/A             16.82%

----------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Emerging Growth Series (5/1/2000)                                    -13.95%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Investors Trust Series (5/1/2000)                                     -3.44%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT New Discovery Series (5/1/2000)                                       -4.34%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Research Series (5/1/2000)                                            -6.54%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (4/30/98)                                        4.11%                N/A              4.93%

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (2/16/99)                                      3.67%                N/A              4.02%

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (9/30/99)                                       9.87%                N/A             10.48%

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (12/31/97)                                     5.24%                N/A              6.26%

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/21/2001)                                               -5.00%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/03)                                                    -7.95%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/7/1997)                                                   1.32%                N/A            -10.29%

----------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/7/1997)                                                    4.65%                N/A            -18.07%

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/02)                                          2.70%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1997)                                  N/A                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (6/10/1997)                                                 -6.59%                N/A              1.23%

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (9/1/1989)                                          5.19%              5.62%              7.40%

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (12/21/1995)                            3.96%                N/A              0.32%

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (9/1/1989)                                   5.11%              5.29%             10.48%

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (6/23/1997)                                 10.28%                N/A             15.67%

----------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Health Sciences Fund
3 Formerly Invesco VIF-Technology Fund
4 Formerly Invesco VIF-Utilities Fund


N/A - The return information for the investment division is not reflected as the investment division had not commenced operations for the time period shown.

Adjusted Historical--Cumulative--Example 1

The following is the cumulative total return information for the investment divisions of the Separate Account based on the assumption that the contract is surrendered at the end of the time period shown, and it has the bonus credit and the most expensive combination of other optional riders. The returns reflect the impact of any applicable contingent deferred sales charge. The returns assume that each of the investment divisions had been available to the Separate Account since the portfolio inception date.

----------------------------------------------------------------------------------------------------------------------------
Investment Division with Inception Date                              Inception of the     10 Year Period      5 Year Period
                                                                         Portfolio to
                                                                           12/21/2003   Ended 12/31/2003   Ended 12/31/2003
----------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Financial Services Fund (2/1/02) 1                                   20.11%                N/A              8.42%

----------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Health Sciences Fund (2/1/02) 2                                      45.96%                N/A             -5.81%

----------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Technology Fund (5/1/02) 3                                           -6.30%                N/A            -75.89%

----------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Utilities Fund (5/1/02) 4                                            26.52%                N/A            -36.00%

----------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/1989)                                    283.96%             90.02%            -43.91%

----------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/1995)                         175.41%                N/A            -53.04%

----------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/1993)                             236.27%            162.46%             -4.13%

----------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/1988)                     184.94%             18.94%            -51.69%

----------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund (5/1/1991)                                   68.77%             52.35%            -11.48%

----------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (11/20/1987)                     64.80%              6.91%            -37.18%

----------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (5/1/2002)                             3.51%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (8/15/2001)                            -12.86%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (8/14/2001)                                     12.60%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/2002)                                  -3.17%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (7/16/1991)                         83.52%             77.57%            -19.98%

----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (3/15/1995)                       42.39%                N/A             11.99%

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio (1/12/2000)                            -16.32%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio (1/12/2000)                     -28.52%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (1/12/2000)                                   -14.45%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund(R)Portfolio (1/12/2000)                                -10.79%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (1/12/2000)                                0.40%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (1/12/2000)                            -44.26%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (1/12/2000)                       -23.72%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (1/12/2000)                                     -39.13%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (1/12/2000)                                -22.27%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (1/12/2000)                                  -29.47%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (1/12/2000)                       16.28%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (1/12/2000)                                      65.93%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (1/12/2000)                                   -32.57%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Value Strategies Portfolio (12/31/02)                            20.27%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

JPMorgan  Bond Portfolio (Series Trust II) (1/3/1995)                          31.93%                N/A             11.22%

----------------------------------------------------------------------------------------------------------------------------

JPMorgan  Small Company Portfolio (Series Trust II) (1/3/1995)                103.62%                N/A            -12.39%

----------------------------------------------------------------------------------------------------------------------------

Janus Growth & Income Portfolio (5/1/98)                                       76.16%                N/A            -37.12%

----------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Growth & Income Fund (12/11/1989)                235.68%            129.03%              5.41%

----------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.International Fund (9/15/1999)                   -21.82%                N/A            -40.36%

----------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Mid-Cap Value Fund (9/15/1999)                    82.65%                N/A             86.70%

----------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Emerging Growth Series (5/1/2000)                                    -59.95%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Investors Trust Series (5/1/2000)                                    -28.75%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT New Discovery Series (5/1/2000)                                      -31.92%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Research Series (5/1/2000)                                           -39.34%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (4/30/98)                                        7.22%                N/A              7.41%

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (2/16/99)                                      2.49%                N/A              2.73%

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (9/30/99)                                      39.59%                N/A             40.12%

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (12/31/97)                                    18.16%                N/A             14.69%

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/21/2001)                                              -29.18%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/03)                                                   -23.12%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/7/1997)                                                 -10.37%                N/A            -52.90%

----------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/7/1997)                                                   14.81%                N/A            -71.42%

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/02)                                         -5.85%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1997)

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (6/10/1997)                                                -49.68%                N/A            -10.66%

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (9/1/1989)                                         42.81%             31.42%             21.20%

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (12/21/1995)                           10.69%                N/A            -14.92%

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (9/1/1989)                                  41.11%             27.39%             40.19%

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (6/23/1997)                                 69.73%                N/A             77.18%

----------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Health Sciences Fund
3 Formerly Invesco VIF-Technology Fund
4 Formerly Invesco VIF-Utilities Fund


N/A - The return information for the investment division is not reflected as the investment division had not commenced operations for the time period shown.

Adjusted Historical--Cumulative--Example 2

The following is the cumulative total return information for the investment divisions of the Separate Account based on the assumption that the contract is surrendered at the end of the time period shown, and no optional riders were selected. The returns reflect the impact of any applicable contingent deferred sales charge. The returns assume that each of the investment divisions had been available to the Separate Account since the portfolio inception date.

----------------------------------------------------------------------------------------------------------------------------
Investment Division with Inception Date                              Inception of the     10 Year Period      5 Year Period
                                                                         Portfolio to
                                                                           12/21/2003   Ended 12/31/2003   Ended 12/31/2003
----------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Financial Services Fund (2/1/02) 1                                   39.12%                N/A             24.62%

----------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Health Sciences Fund (2/1/02) 2                                      79.71%                N/A              8.31%

----------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Technology Fund (5/1/02) 3                                           15.68%                N/A            -71.77%

----------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Utilities Fund (5/1/02) 4                                            66.33%                N/A            -26.10%

----------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/1989)                                    493.15%            149.18%            -35.23%

----------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/1995)                         261.13%                N/A            -45.65%

----------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/1993)                             361.48%            244.29%             10.25%

----------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/1988)                     345.06%             56.34%            -44.07%

----------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund (5/1/1991)                                  145.32%            100.05%              1.86%

----------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (11/20/1987)                    163.48%             40.52%            -27.50%

----------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (5/1/2002)                            11.50%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (8/15/2001)                             -4.10%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (8/14/2001)                                     23.79%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/2002)                                   4.33%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (7/16/1991)                        165.58%            133.28%             -7.79%

----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (3/15/1995)                       86.28%                N/A             28.73%

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio (1/12/2000)                             -3.72%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio (1/12/2000)                     -17.61%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (1/12/2000)                                    -1.53%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund(R)Portfolio (1/12/2000)                                  2.66%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (1/12/2000)                               15.44%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (1/12/2000)                            -35.64%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (1/12/2000)                       -12.14%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (1/12/2000)                                     -29.73%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (1/12/2000)                                -10.43%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (1/12/2000)                                  -18.71%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (1/12/2000)                       33.55%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (1/12/2000)                                      90.35%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (1/12/2000)                                   -22.19%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Value Strategies Portfolio (12/31/02)                            31.24%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

JPMorgan  Bond Portfolio (Series Trust II) (1/3/1995)                          73.26%                N/A             27.87%

----------------------------------------------------------------------------------------------------------------------------

JPMorgan  Small Company Portfolio (Series Trust II) (1/3/1995)                167.50%                N/A              0.90%

----------------------------------------------------------------------------------------------------------------------------

Janus Growth & Income Portfolio (5/1/98)                                      167.16%                N/A            -27.27%

----------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Growth & Income Fund (12/11/1989)                406.52%            200.48%             21.14%

----------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.International Fund (9/15/1999)                    -9.18%                N/A            -31.06%

----------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Mid-Cap Value Fund (9/15/1999)                   111.16%                N/A            113.96%

----------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Emerging Growth Series (5/1/2000)                                    -54.01%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Investors Trust Series (5/1/2000)                                    -18.68%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT New Discovery Series (5/1/2000)                                      -22.27%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Research Series (5/1/2000)                                           -30.66%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (4/30/98)                                       29.10%                N/A             23.61%

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (2/16/99)                                     20.95%                N/A             18.20%

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (9/30/99)                                      61.38%                N/A             61.05%

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (12/31/97)                                    43.02%                N/A             31.94%

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/21/2001)                                              -21.43%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/03)                                                   -19.22%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/7/1997)                                                  10.56%                N/A            -45.46%

----------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/7/1997)                                                   41.63%                N/A            -66.63%

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/02)                                          1.99%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1997)

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (6/10/1997)                                                -40.29%                N/A              2.73%

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (9/1/1989)                                        117.34%             72.77%             39.34%

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (12/21/1995)                           42.04%                N/A             -1.93%

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (9/1/1989)                                 114.82%             67.44%             61.05%

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (6/23/1997)                                108.90%                N/A            103.42%

----------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Health Sciences Fund
3 Formerly Invesco VIF-Technology Fund
4 Formerly Invesco VIF-Utilities Fund


N/A - The return information for the investment division is not reflected as the investment division had not commenced operations for the time period shown.

Adjusted Historical--Cumulative--Example 3

The following is the cumulative total return information for the investment divisions of the Separate Account based on the assumption that the contract is surrendered at the end of the time period shown, and the bonus credit rider is selected (but no other optional riders are selected). The returns reflect the impact of any applicable contingent deferred sales charge. The returns assume that each of the investment divisions had been available to the Separate Account since the portfolio inception date.

----------------------------------------------------------------------------------------------------------------------------
Investment Division with Inception Date                              Inception of the     10 Year Period      5 Year Period
                                                                         Portfolio to
                                                                           12/21/2003   Ended 12/31/2003   Ended 12/31/2003
----------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Financial Services Fund (2/1/02) 1                                   34.56%                N/A             20.73%

----------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Health Sciences Fund (2/1/02) 2                                      71.51%                N/A              4.95%

----------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Technology Fund (5/1/02) 3                                           10.34%                N/A            -72.74%

----------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Utilities Fund (5/1/02) 4                                            56.49%                N/A            -28.46%

----------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/1989)                                    438.02%            134.57%            -37.29%

----------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/1995)                         239.64%                N/A            -47.41%

----------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/1993)                             329.91%            223.87%              6.83%

----------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/1988)                     302.76%             47.03%            -45.89%

----------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund (5/1/1991)                                  125.66%             88.07%             -1.29%

----------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (11/20/1987)                    137.09%             32.19%            -29.79%

----------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (5/1/2002)                             9.65%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (8/15/2001)                             -6.15%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (8/14/2001)                                     21.17%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/2002)                                   2.58%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (7/16/1991)                        144.44%            119.31%            -10.71%

----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (3/15/1995)                       75.27%                N/A             24.74%

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio (1/12/2000)                             -6.68%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio (1/12/2000)                     -20.22%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (1/12/2000)                                    -4.64%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund(R)Portfolio (1/12/2000)                                 -0.55%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (1/12/2000)                               11.86%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (1/12/2000)                            -37.67%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (1/12/2000)                       -14.89%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (1/12/2000)                                     -31.99%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (1/12/2000)                                -13.21%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (1/12/2000)                                  -21.29%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (1/12/2000)                       29.46%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (1/12/2000)                                      84.60%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (1/12/2000)                                   -24.64%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (12/31/02)                             28.72%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

JPMorgan  Bond Portfolio (Series Trust II) (1/3/1995)                          62.89%                N/A             23.90%

----------------------------------------------------------------------------------------------------------------------------

JPMorgan  Small Company Portfolio (Series Trust II) (1/3/1995)                151.70%                N/A             -2.23%

----------------------------------------------------------------------------------------------------------------------------

Janus Growth & Income Portfolio (5/1/98)                                      143.33%                N/A            -29.60%

----------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Growth & Income Fund (12/11/1989)                361.88%            182.67%             17.40%

----------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.International Fund (9/15/1999)                   -12.17%                N/A            -33.26%

----------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Mid-Cap Value Fund (9/15/1999)                   104.35%                N/A            107.51%

----------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Emerging Growth Series (5/1/2000)                                    -55.42%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Investors Trust Series (5/1/2000)                                    -21.03%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT New Discovery Series (5/1/2000)                                      -24.58%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Research Series (5/1/2000)                                           -32.74%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (4/30/98)                                       23.81%                N/A             19.75%

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (2/16/99)                                     16.55%                N/A             14.53%

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (9/30/99)                                      56.18%                N/A             56.06%

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (12/31/97)                                    37.03%                N/A             27.81%

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/21/2001)                                              -23.23%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/03)                                                   -20.11%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/7/1997)                                                   5.49%                N/A            -47.23%

----------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/7/1997)                                                   35.13%                N/A            -67.78%

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/02)                                          0.21%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1997)

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (6/10/1997)                                                -42.57%                N/A             -0.45%

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (9/1/1989)                                         97.91%             62.58%             35.03%

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (12/21/1995)                           34.33%                N/A             -5.04%

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (9/1/1989)                                  95.60%             57.39%             56.06%

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (6/23/1997)                                 99.40%                N/A             97.23%

----------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Health Sciences Fund
3 Formerly Invesco VIF-Technology Fund
4 Formerly Invesco VIF-Utilities Fund


N/A - The return information for the investment division is not reflected as the investment division had not commenced operations for the time period shown.

Adjusted Historical--Cumulative--Example 4

The following is the cumulative total return information for the investment divisions of the Separate Account based on the assumption that the contract is kept in-force through the end of the time period shown, and the most expensive combination of other optional riders were selected, except for the bonus credit rider. The contingent deferred sales charges are set to zero. The returns assume that each of the investment divisions had been available to the Separate Account since the portfolio inception date.

----------------------------------------------------------------------------------------------------------------------------
Investment Division with Inception Date                              Inception of the     10 Year Period      5 Year Period
                                                                         Portfolio to
                                                                           12/21/2003   Ended 12/31/2003   Ended 12/31/2003
----------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Financial Services Fund (2/1/02) 1                                   26.88%                N/A             15.48%

----------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Health Sciences Fund (2/1/02) 2                                      53.08%                N/A              0.80%

----------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Technology Fund (5/1/02) 3                                           -1.66%                N/A            -71.44%

----------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Utilities Fund (5/1/02) 4                                            34.65%                N/A            -30.28%

----------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/1989)                                    323.56%            102.11%            -38.48%

----------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/1995)                         192.95%                N/A            -47.85%

----------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/1993)                             261.51%            179.12%              2.53%

----------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/1988)                     215.54%             26.52%            -46.47%

----------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund (5/1/1991)                                   83.80%             62.12%             -5.04%

----------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (11/20/1987)                     83.25%             13.79%            -31.51%

----------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (5/1/2002)                            10.65%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (8/15/2001)                             -6.47%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (8/14/2001)                                     19.55%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/2002)                                   3.87%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (7/16/1991)                         99.74%             88.95%            -13.77%

----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (3/15/1995)                       51.39%                N/A             19.17%

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio (1/12/2000)                            -10.02%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio (1/12/2000)                     -22.59%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (1/12/2000)                                    -8.08%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund(R)Portfolio (1/12/2000)                                 -4.30%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (1/12/2000)                                7.21%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (1/12/2000)                            -38.82%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (1/12/2000)                       -17.65%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (1/12/2000)                                     -33.55%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (1/12/2000)                                -16.15%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (1/12/2000)                                  -23.60%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (1/12/2000)                       23.58%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (1/12/2000)                                      74.75%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (1/12/2000)                                   -26.76%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (12/31/02)                             28.12%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

JPMorgan  Bond Portfolio (Series Trust II) (1/3/1995)                          40.38%                N/A             18.42%

----------------------------------------------------------------------------------------------------------------------------

JPMorgan  Small Company Portfolio (Series Trust II) (1/3/1995)                116.69%                N/A             -5.95%

----------------------------------------------------------------------------------------------------------------------------

Janus Growth & Income Portfolio (5/1/98)                                       99.47%                N/A            -31.40%

----------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Growth & Income Fund (12/11/1989)                268.86%            143.78%             12.37%

----------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.International Fund (9/15/1999)                   -16.43%                N/A            -34.77%

----------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Mid-Cap Value Fund (9/15/1999)                    91.45%                N/A             96.11%

----------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Emerging Growth Series (5/1/2000)                                    -55.09%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Investors Trust Series (5/1/2000)                                    -22.99%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT New Discovery Series (5/1/2000)                                      -26.25%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Research Series (5/1/2000)                                           -33.90%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (4/30/98)                                       13.69%                N/A             14.47%

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (2/16/99)                                      9.14%                N/A              9.65%

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (9/30/99)                                      46.98%                N/A             48.23%

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (12/31/97)                                    23.43%                N/A             22.02%

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/21/2001)                                              -23.02%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/03)                                                   -15.96%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/7/1997)                                                  -5.97%                N/A            -47.73%

----------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/7/1997)                                                   20.45%                N/A            -66.82%

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/02)                                          1.31%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1997)

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (6/10/1997)                                                -47.69%                N/A             -4.18%

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (9/1/1989)                                         57.15%             39.97%             28.66%

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (12/21/1995)                           17.18%                N/A             -8.54%

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (9/1/1989)                                  55.29%             35.57%             48.30%

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (6/23/1997)                                 78.00%                N/A             86.46%

----------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Health Sciences Fund
3 Formerly Invesco VIF-Technology Fund
4 Formerly Invesco VIF-Utilities Fund


N/A - The return information for the investment division is not reflected as the investment division had not commenced operations for the time period shown.

Adjusted Historical--Cumulative--Example 5

The following is the cumulative total return information for the investment divisions of the Separate Account based on the assumption that the contract is kept in-force through the end of the time period shown, and no optional riders were selected. The contingent deferred sales charges are set to zero. The returns assume that each of the investment divisions had been available to the Separate Account since the portfolio inception date.

----------------------------------------------------------------------------------------------------------------------------
Investment Division with Inception Date                              Inception of the     10 Year Period      5 Year Period
                                                                         Portfolio to
                                                                           12/21/2003   Ended 12/31/2003   Ended 12/31/2003
----------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Financial Services Fund (2/1/02) 1                                   41.76%                N/A             28.18%

----------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Health Sciences Fund (2/1/02) 2                                      79.71%                N/A             11.88%

----------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Technology Fund (5/1/02) 3                                           15.68%                N/A            -68.20%

----------------------------------------------------------------------------------------------------------------------------

AIM V.I. -Utilities Fund (5/1/02) 4                                            66.33%                N/A            -22.54%

----------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/1989)                                    493.15%            149.18%            -31.66%

----------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/1995)                         261.13%                N/A            -42.06%

----------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/1993)                             361.48%            244.29%             13.80%

----------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/1988)                     345.06%             56.34%            -40.49%

----------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund (5/1/1991)                                  145.32%            100.05%              5.41%

----------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (11/20/1987)                    163.48%             40.52%            -23.96%

----------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (5/1/2002)                            16.90%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (8/15/2001)                              0.41%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (8/14/2001)                                     28.29%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/2002)                                   9.71%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (7/16/1991)                        165.58%            133.28%             -4.23%

----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (3/15/1995)                       86.28%                N/A             32.31%

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio (1/12/2000)                             -0.10%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio (1/12/2000)                     -14.05%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (1/12/2000)                                     2.00%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund(R)Portfolio (1/12/2000)                                  6.27%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (1/12/2000)                               19.00%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (1/12/2000)                            -32.06%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (1/12/2000)                        -8.54%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (1/12/2000)                                     -26.17%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (1/12/2000)                                 -6.86%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (1/12/2000)                                  -15.15%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (1/12/2000)                       37.09%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (1/12/2000)                                      93.95%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (1/12/2000)                                   -18.62%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Value Strategies Portfolio (12/31/02)                            36.60%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

JPMorgan  Bond Portfolio (Series Trust II) (1/3/1995)                          73.26%                N/A             31.44%

----------------------------------------------------------------------------------------------------------------------------

JPMorgan  Small Company Portfolio (Series Trust II) (1/3/1995)                167.50%                N/A              4.48%

----------------------------------------------------------------------------------------------------------------------------

Janus Growth & Income Portfolio (5/1/98)                                      174.41%                N/A            -23.72%

----------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Series Fund, Inc. Growth & Income
Fund (12/11/1989)                                                             406.52%            200.48%             24.74%

----------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.  International Fund (9/15/1999)                  -6.50%                N/A            -27.50%

----------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.  Mid-Cap Value Fund (9/15/1999)                 113.80%                N/A            117.56%

----------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Emerging Growth Series (5/1/2000)                                    -50.43%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Investors Trust Series (5/1/2000)                                    -15.08%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT New Discovery Series (5/1/2000)                                      -18.72%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Research Series (5/1/2000)                                           -27.09%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (4/30/98)                                       30.86%                N/A             27.20%

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (2/16/99)                                     23.59%                N/A             21.78%

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (9/30/99)                                      64.03%                N/A             64.60%

----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (12/31/97)                                    43.02%                N/A             35.47%

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/21/2001)                                              -16.93%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/03)                                                   -12.93%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/7/1997)                                                  10.56%                N/A            -41.90%

----------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/7/1997)                                                   41.63%                N/A            -63.08%

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/02)                                          7.38%                N/A                N/A

----------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1997)

----------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (6/10/1997)                                                -40.29%                N/A              6.30%

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (9/1/1989)                                        117.34%             72.77%             42.90%

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (12/21/1995)                           42.04%                N/A              1.61%

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (9/1/1989)                                 114.82%             67.44%             64.60%

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (6/23/1997)                                108.90%                N/A            107.06%

----------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Health Sciences Fund
3 Formerly Invesco VIF-Technology Fund
4 Formerly Invesco VIF-Utilities Fund


N/A - The return information for the investment division is not reflected as the investment division had not commenced operations for the time period shown.

                               FEDERAL TAX MATTERS

TAX-FREE EXCHANGES (SECTION 1035)

Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the contract, the Company does not differentiate between Section 1035 premiums and non-Section 1035 premiums.

We also accept "rollovers" from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to "rollover" into an IRA (except 403(b) contracts). The Company differentiates between nonqualified contracts and IRAs to the extent necessary to comply with federal tax laws.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any nonqualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner's death, or (2) as Annuity payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The owner's "designated beneficiary" is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

NON-NATURAL PERSON OWNERS

If a non-natural person (e.g., a corporation or a trust) owns a nonqualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

DIVERSIFICATION REQUIREMENTS

The Code requires that the investments of each investment division of the Separate Account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

OWNER CONTROL

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of specific dollar amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

                          DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC ("Sammons Securities Company) serves as principal underwriter for the contracts. Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103. Sammons Securities Company is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas which in turn is the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company is a member of the Securities Investor Protection Corporation. Sammons Securities Company also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Registered representatives are appointed as Our insurance agents.

Sammons Securities Company received sales compensation with respect to these contracts and other variable annuity contracts not included in this registration statement in the following amounts during the periods indicated:

------------------------ ---------------------------------------------- ----------------------------------------------
      Fiscal Year           Aggregate Amount of Commissions Paid to          Aggregate Amount of Commissions of
                                                                         Commissions Retained by Sammons Securities
                                                                          Company After Payments to its Registered
                                  Sammons Securities Company                      Persons and Selling Firms
------------------------ ---------------------------------------------- ----------------------------------------------
2002                     $1,633,273                                     $225,391
------------------------ ---------------------------------------------- ----------------------------------------------
*Includes total sales compensation paid to registered persons of Sammons
Securities Company.

In 2003, We amended our distribution agreement with Sammons Securities Company to allow for 100% pass-thru of commissions to their registered representatives licensed with Midland National and payment of an underwriting fee to Sammons
Securities Company of 0.90% of total premiums received on all Midland National variable annuities under Separate Account C. Total commissions and underwriting fees for all variable annuity contracts are as follows:

------------------------ ---------------------------------------------- ----------------------------------------------
      Fiscal Year           Aggregate Amount of Commissions Paid to     Aggregate Amount of Underwriting Fee Paid to
                             Sammons Securities Company Registered
                             Representatives Licensed with Midland
                                           National                              Sammons Securities Company
------------------------ ---------------------------------------------- ----------------------------------------------
2003                     $2,450,274                                     $74,551
------------------------ ---------------------------------------------- ----------------------------------------------

2004                     $5,033,236                                     $394,564

------------------------ ---------------------------------------------- ----------------------------------------------

Under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

      o     sales representative training allowances,

      o     deferred compensation and insurance benefits,

      o     advertising expenses, and

      o     all other expenses of distributing the contracts.

We and/or the Distributor may pay certain selling firms additional amounts for:

      o "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives;

      o     sales promotions relating to the contracts;

      o costs associated with sales conferences and educational seminars for their sales representatives; and

      o     other sales expenses incurred by them.

We and/or Sammons Securities Company may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all Premiums and redemptions of fund shares held by each of the investment divisions.
                                STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.
                               RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.



                                  LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, Washington, D.C.


                                FINANCIAL MATTERS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company as of and for the years ended December 31, 2004, have been audited by PricewaterhouseCoopers LLP, independent auditors. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:


                           PricewaterhouseCoopers LLP
                              Bank of America Plaza
                               800 Market Street
                            St. Louis, MO 63101-2695

                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.


                                               CONDENSED FINANCIALS

The  following  tables of  condensed  financial  information  show  accumulation  unit  values for each  investment division for the period since the investment  division started  operation.  An accumulation  unit value is the unit
We use to calculate the value of Your interest in a  subaccount.  The tables  showing the highest and lowest levels of Separate  Account annual expenses  available  under the contract are located in the prospectus.  The information for all other accumulation unit values are shown below.

Table 1 - 1.20% Asset Charge
Base Contract with Minimum Premium Rider
Base Contract with Surrender Charge Rider - Five Years

-----------------------------------------------------------------------------------------------------------------------------------

Investment Division                                                  Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning    Value at End of
                                                                    of Period (1/1/04)    Period (12/31/04  Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2004

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund1                                              10.95               11.76                1,127

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund2                                                 9.91                10.54                9,002

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund3                                                      9.37                 9.68                3,282

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund4                                                       9.89                12.07                21,624

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                                9.27                 9.66                5,635

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                      9.10                 9.73                23,528

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                         10.61               11.85                4,724

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                                  10.57               12.17                8,587

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                                  10.69               11.59                2,710

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                      9.47                10.06                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                           10.26               11.41                1,509

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                             10.33               11.71                9,980

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                                     11.22               12.65                7,531

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                             10.34               10.95                 108

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                     10.16               10.98                 160

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                                   9.86                10.76                 104

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                           10.48               10.89                 716

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                                   10.20               10.65                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                                10.54               10.95                1,417

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                              11.41               12.98               146,223

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                           10.72               11.78                3,647

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                         10.20               10.64                 708

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                                    10.19               10.76                 475

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                                  9.25                 9.42                1,575

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                             12.78               13.81                2,797

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                               9.93                10.82                11,046

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                                   11.17               11.50                 583

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                                  12.27               15.11                3,421

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                            10.01               10.01                6,918

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                                11.76               13.16                2,089

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies ( 5/1/04 - 12/31/04)                             10.00               11.20                  0

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                      10.84               11.17                2,967

-----------------------------------------------------------------------------------------------------------------------------------

JP Morgan Small Company (Series Trust II) Portfolio                            10.22               12.85                2,844

-----------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                                 12.01               13.29                1,996

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Growth & Income Portfolio                         10.59               11.78                69,922

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.International Portfolio                           11.95               14.26                2,936

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Mid-Cap Value Portfolio                           11.34               13.90               152,265

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                                 8.95                 9.97                 263

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                                 9.63                10.57                1,361

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                                   9.16                 9.62                14,197

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                        9.51                10.86                  0

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                                 10.88               11.78                1,653

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                               9.98                10.04                  0

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                                10.49               11.29                27,606

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                               10.12               10.48                31,409

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                           6.86                 5.98                66,477

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund(5/1/04 - 12/31/04)                                          9.56                 8.96                33,751

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                             10.92               10.83                6,390

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                              9.83                11.80                  15

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/04 - 12/31/04)                              8.70                11.32                1,681

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                           0.00                 9.74                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                             10.00                7.72                15,749

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                                    12.33               13.30                4,749

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                        12.81               15.93                15,789

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                             13.46               16.49                41,789

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                             13.65               18.34                38,034

-----------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO  VIF-Health  Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund




      Table 2 - 1.30% Asset Charge


Base Contract with Estate Planning Rider
Base Contract with Surrender Charge Rider - Three Years

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                                       Accumulation        Accumulation          Number of
                                                                         Unit Value at
                                                                          Beginning of       Unit Value at         Accumulation
                                                                             Period          End of Period       Units at End of
                                                                            (1/1/04)           (12/31/04)             Period

------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund1                                            10.93               11.73                 963

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund2                                                9.90               10.51                2,074

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund3                                                     9.35                9.66                1,103

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund4                                                      9.87               12.04                1,328

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                               9.25                9.63                8,270

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                  9.09                9.70                 966

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                    10.59               11.82                4,956

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                             10.55               12.14                1,499

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                             10.67               11.56                1,838

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                  9.45               10.03                 194

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                      10.24               11.37                 217

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                        10.31               11.68                18,289

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                                11.20               12.62                16,069

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        10.32               10.92                 382

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                10.14               10.95                 419

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                               9.84               10.73                2,585

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                      10.46               10.86                  0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              10.18               10.62                 243

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           10.52               10.92                2,279

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         11.38               12.94                20,749

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                      10.70               11.75                1,960

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    10.18               10.61                 934

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               10.17               10.73                  0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                              9.23                9.39                1,452

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                        12.75               13.77                5,906

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                           9.91               10.79                15,643

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                              11.15               11.46                1,372

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                             12.25               15.07                7,913

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                        9.99                9.98                40,051

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           11.74               13.13                3,107

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (5/1/04 - 12/31/04)               10.00               11.19                  0

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                 10.82               11.14                9,459

------------------------------------------------------------------------------------------------------------------------------


JPMorgan Small Company (Series Trust II) Portfolio                        10.21               12.81                3,019

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/04)       12.00               13.26                 591

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Growth & Income Portfolio                     9.37               11.75                6,605

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.International Portfolio                      10.57               14.21                1,843

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Mid-Cap Value Portfolio                      11.93               13.86                21,051

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            11.32                9.94                  0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                             8.94               10.54                  0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                               9.61                9.59                1,045

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                    9.15               10.83                  0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             9.49               11.76                1,913

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                          10.88               10.03                 670

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            9.97               11.27                3,842

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                          10.48               10.47                27,567

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                      10.11                5.96                4,001

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/04 - 12/31/04)                                     6.85                8.95                3,433

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                         9.55               10.80                 878

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                         10.90               11.77                  0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/04 - 12/31/04)                          9.82               11.31                  0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                       8.69                9.71                  0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                        10.00                7.70                 182

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                               12.32               13.27                1,623

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                   12.79               15.89                2,273

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                        13.43               16.44                2,720

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                        13.61               18.30                3,368

-----------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO  VIF-Health  Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund



Table 3 - 1.45% Asset Charge


Base Contract with Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Five Years
Base Contract with Surrender Charge Rider - Zero Years

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                               Accumulation Unit   Accumulation Unit   Number of Accumulation
                                                                  Value at Beginning  Value at End of
                                                                  of Period (1/1/04)  Period (12/31/04)   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund1                                        10.90               11.68                 3,104

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund2                                            9.87               10.46                 4,548

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund3                                                 9.33                9.62                 3,345

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund4                                                  9.85               11.99                 1,531

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           9.22                9.59                14,824

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 9.06                9.66                 3,245

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                   10.56               11.76                 8,322

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                            10.52               12.09                 3,145

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                            10.64               11.51                 4,789

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                 9.42                9.99                  276

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                     10.21               11.32                 3,374

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                       10.28               11.63                19,485

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                               11.16               12.56                16,269

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                       10.30               10.87                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                               10.12               10.90                  24

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              9.82               10.69                  254

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     10.43               10.81                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                             10.15               10.57                 1,504

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                          10.49               10.87                 1,369

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                        11.35               12.88                 9,744

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     10.67               11.69                 1,992

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                   10.16               10.56                  596

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                              10.14               10.68                  97

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             9.20                9.35                 1,907

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       12.72               13.71                 2,818

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          9.88               10.74                16,675

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             11.12               11.41                 6,795

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            12.21               15.00                 3,751

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.96                9.93                18,639

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                          11.70               13.07                 1,848

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio5 (5/1/04-12/31/04)               10.00               11.18                   0

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                10.80               11.10                10,105

------------------------------------------------------------------------------------------------------------------------------


JPMorgan Small Company (Series Trust II) Portfolio                       10.18               12.76                 4,222

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                           11.99               13.23                  50

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Growth & Income Portfolio                   10.54               11.70                 9,543

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.International Portfolio                     11.90               14.15                  965

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Mid-Cap Value Portfolio                     11.29               13.80                14,656

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            8.91                9.90                 3,340

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            9.58               10.50                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              9.12                9.55                 2,787

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   9.46               10.78                  654

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                           10.86               11.73                 7,457

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                          9.96               10.00                 8,213

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                          10.47               11.24                 5,062

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                         10.10               10.44                23,411

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                      6.83                5.94                 3,019

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/04 - 12/31/04)                                   10.00                8.95                  918

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        9.52               10.76                  622

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                        10.88               11.72                 2,507

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00               11.30                  628

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.79                9.67                 5,644

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                        8.67                7.67                  870

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              12.29               13.23                  877

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  12.75               15.83                 1,495

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       13.40               16.37                 2,122

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       13.59               18.24                 2,060

-----------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO  VIF-Health  Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund




Table 4 - 1.55% Asset Charge


Base Contract with Estate Planning Rider and Surrender Charge Rider - Five Years Base Contract with Minimum Premium Rider and
Estate Planning Rider
Base Contract with Bonus Credit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Three Years

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                            Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning   Value at End of
                                                                of Period (1/1/04)  Period (12/31/04)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund1                                        10.88               11.64                  242

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund2                                            9.85               10.43                 4,964

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund3                                                 9.31                9.59                 3,084

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund4                                                  9.83               11.96                 8,965

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           9.21                9.56                36,842

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 9.04                9.63                14,121

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                   10.54               11.73                29,296

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                            10.50               12.05                16,516

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                            10.62               11.48                14,907

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                 9.40                9.96                 3,436

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                     10.19               11.29                 1,962

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                       10.26               11.59                53,237

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                               11.14               12.53                36,885

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                       10.28               10.84                 3,935

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                               10.10               10.87                 1,440

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              9.80               10.66                 4,459

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     10.41               10.78                19,105

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                             10.13               10.54                 4,222

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                          10.47               10.84                 8,748

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                        11.33               12.85                52,341

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     10.65               11.66                27,851

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                   10.14               10.53                24,485

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                              10.12               10.65                 1,194

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             9.18                9.32                34,508

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       12.69               13.67                47,916

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          9.86               10.71                55,419

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             11.10               11.38                16,911

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            12.19               14.96                 9,848

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.94                9.90                57,026

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                          11.68               13.03                10,245

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00               11.17                   0

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                10.78               11.07                14,548

------------------------------------------------------------------------------------------------------------------------------


JPMorgan Small Company (Series Trust II) Portfolio                       10.16               12.73                10,742

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                           11.98               13.20                 3,304

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.Growth & Income Portfolio                   10.52               11.66                26,660

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.International Portfolio                     11.87               14.11                 5,477

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    11.27               13.76                49,720

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            8.89                9.87                 5,754

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            9.57               10.47                 5,318

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              9.10                9.52                 4,955

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   9.45               10.75                 5,986

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                           10.86               11.71                15,517

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                          9.96                9.99                 4,431

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                          10.47               11.22                20,980

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                         10.09               10.42                58,072

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                      6.82                5.92                 4,316

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.94                  730

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        9.51               10.73                  767

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                        10.86               11.69                  594

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00               11.29                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.77                9.65                12,019

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                        8.65                7.65                 2,520

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              12.28               13.20                 2,705

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  12.73               15.78                 3,863

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       13.37               16.32                 3,927

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       13.57               18.20                10,243

-----------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO  VIF-Health  Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund



Table 5 - 1.65% Asset Charge


Base Contract with Estate Planning Rider and Surrender Charge Rider - Three Years

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                               Accumulation Unit   Accumulation Unit   Number of Accumulation
                                                                  Value at Beginning  Value at End of
                                                                  of Period (1/1/04)  Period (12/31/04)   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund1                                        12.26               13.10                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund2                                           11.70               12.38                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund3                                                13.80               14.20                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund4                                                 11.88               14.44                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                          12.65               13.13                  367

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                12.26               13.04                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                   13.81               15.36                  147

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                            13.78               15.80                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                            11.74               12.68                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                11.54               12.22                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                     12.55               13.90                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                       12.11               13.67                  838

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                               12.78               14.36                  650

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                       12.00               12.65                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                               12.71               13.67                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                             13.22               14.37                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     11.57               11.97                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                             12.00               12.47                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                          11.52               11.91                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                        12.33               13.96                  217

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     12.78               13.99                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                   11.91               12.36                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                              12.38               13.01                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                            12.58               12.76                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       13.15               14.15                  121

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                         12.30               13.35                  632

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.61               10.87                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            13.69               16.78                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.93                9.89                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                          13.78               15.36                  224

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00               11.16                   0

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                10.41               10.68                   0

------------------------------------------------------------------------------------------------------------------------------


JPMorgan Small Company (Series Trust II) Portfolio                       13.29               16.62                  117

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                           11.97               13.18                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  12.79               14.18                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio                    13.89               16.49                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    12.60               15.37                  245

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                           12.29               13.63                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                           11.62               12.70                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                             12.59               13.15                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                  11.97               13.60                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                           10.85               11.69                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                          9.95                9.97                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                          10.46               11.21                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                         10.08               10.40                  945

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                      6.22                5.39                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/03-12/31/04)                                     10.00                8.93                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                       13.07               14.74                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                        13.72               14.76                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund                                            10.00               11.29                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.81                9.68                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                        7.62                6.73                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              12.27               13.17                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  15.50               19.19                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       15.24               18.58                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       13.56               18.16                   0

-----------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO  VIF-Health  Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund



Table 6 - 1.70% Asset Charge


Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Zero Years

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                            Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning   Value at End of
                                                                of Period (1/1/04)  Period (12/31/04)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund1                                        10.85               11.59                  173

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund2                                            9.82               10.38                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund3                                                 9.29                9.56                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund4                                                  9.81               11.91                  306

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           9.18                9.52                  614

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 9.02                9.59                  78

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                   10.51               11.68                  224

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                            10.47               12.00                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                            10.59               11.43                  171

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                 9.38                9.92                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                     10.16               11.24                  46

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                       10.23               11.54                  662

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                               11.11               12.47                 3,735

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                       10.25               10.80                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                               10.08               10.83                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              9.77               10.61                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     10.38               10.74                  178

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                             10.11               10.49                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                          10.44               10.79                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                        11.30               12.79                  222

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     10.62               11.61                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                   10.11               10.48                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                              10.09               10.60                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             9.16                9.28                  217

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       12.66               13.61                  141

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          9.83               10.67                  743

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             11.06               11.33                  159

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            12.15               14.89                 1,477

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.91                9.86                  476

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                          11.65               12.97                 1,488

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (12/31/02-12/31/04)              10.00               11.16                   0

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                10.75               11.02                 3,145

------------------------------------------------------------------------------------------------------------------------------


JPMorgan Small Company (Series Trust II) Portfolio                       10.14               12.68                 1,068

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                           11.97               13.17                 1,892

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.49               11.61                  160

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio                    11.84               14.05                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    11.24               13.70                  695

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            8.87                9.83                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            9.54               10.42                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              9.08                9.48                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   9.42               10.70                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                           10.85               11.68                 1,187

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                          9.95                9.96                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                          10.46               11.20                 2,994

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                         10.08               10.40                 1,042

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                      6.80                5.90                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.93                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        9.48               10.69                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                        10.83               11.64                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund                                            10.00               11.28                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.75                9.61                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                        8.63                7.62                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              12.26               13.15                 2,384

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  12.70               15.72                 1,223

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       13.33               16.25                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       13.55               18.14                   0

-----------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO  VIF-Health  Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund
5 Period from 5/1/2004 to 12/31/2004



Table 7 - 1.80% Asset Charge


Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Five Years
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
Base Contract with Estate Planning Rider and Surrender Charge Rider - Zero Years

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                            Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/04)  Period (12/31/04)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund1                                        10.83               11.56                 4,448

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund2                                            9.80               10.35                 1,741

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund3                                                 9.27                9.53                  840

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund4                                                  9.79               11.88                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           9.16                9.49                 5,591

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 9.00                9.56                  829

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                   10.49               11.64                 3,449

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                            10.45               11.96                  461

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                            10.57               11.39                 1,464

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                 9.36                9.89                  86

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                     10.14               11.21                  275

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                       10.21               11.51                12,603

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                               11.09               12.43                 9,148

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                       10.24               10.77                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                               10.06               10.80                  263

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              9.76               10.59                  107

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     10.36               10.71                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                             10.09               10.46                  408

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                          10.42               10.76                  881

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                        11.28               12.75                11,462

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     10.60               11.58                 1,558

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                   10.09               10.45                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                              10.07               10.57                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             9.14                9.26                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       12.63               13.57                 2,598

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          9.81               10.64                10,022

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             11.04               11.30                 1,502

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            12.13               14.85                 6,327

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.89                9.83                 6,391

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                          11.62               12.94                 1,571

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio5 (12/31/02-12/31/05)             10.00               11.15                  417

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                10.73               10.99                 1,612

------------------------------------------------------------------------------------------------------------------------------


JPMorgan Small Company (Series Trust II) Portfolio                       10.12               12.64                 1,180

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                           11.96               13.14                  114

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.47               11.58                 1,343

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio                    11.82               14.01                 1,105

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    11.22               13.66                 4,263

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            8.85                9.80                  280

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            9.52               10.39                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              9.06                9.45                  748

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   9.40               10.67                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                           10.84               11.66                 1,007

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                          9.94                9.94                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                          10.45               11.18                  404

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                         10.07               10.38                12,406

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                      6.79                5.88                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund  (5/1/03-12/31/04)                                    10.00                8.92                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        9.47               10.66                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                        10.81               11.61                  311

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund                                            10.00               11.28                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.73                9.58                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                        8.62                7.60                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              12.24               13.13                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  12.68               15.68                  300

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       13.31               16.20                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       13.53               18.11                   0

-------------------------------------------------------------------------------------------------------------------------------


1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO  VIF-Health  Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund




Table 8 - 1.90% Asset Charge


Base Contract with Bonus Credit Rider and Estate Planning Rider
Base Contract with Higher Education Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Three Years

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                            Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/04)  Period (12/31/04)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund1                                        10.81               11.52                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund2                                           9.78                10.32                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund3                                                9.26                 9.51                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund4                                                 9.78                11.85                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                          9.14                 9.46                 1,403

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                8.98                 9.53                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                   10.47               11.61                  686

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                            10.43               11.93                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                            10.55               11.36                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                9.34                 9.86                  103

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                     10.12               11.18                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                       10.19               11.48                 2,756

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                               11.07               12.40                 2,107

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                       10.22               10.74                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                               10.04               10.77                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                             9.74                10.56                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     10.34               10.67                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                             10.07               10.43                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                          10.40               10.73                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                        11.25               12.72                  502

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     10.58               11.54                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                   10.07               10.42                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                              10.05               10.54                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                            9.12                 9.23                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       12.61               13.53                  344

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                         9.80                10.60                 2,105

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             11.02               11.27                  456

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            12.11               14.81                  93

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                      9.87                 9.80                 1,377

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                          11.60               12.90                  983

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/05)                10.00               11.14                   0

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                10.71               10.96                  797

------------------------------------------------------------------------------------------------------------------------------


JPMorgan Small Company (Series Trust II) Portfolio                       10.10               12.61                  499

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                           11.95               13.12                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.45               11.55                  478

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio                    11.79               13.97                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    11.19               13.62                  781

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                           8.83                 9.77                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                           9.50                10.36                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                             9.04                 9.42                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                  9.38                10.64                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                           10.83               11.64                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                         9.93                 9.93                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                          10.44               11.16                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                         10.07               10.36                 2,639

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     6.78                 5.87                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.92                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                       9.45                10.63                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                        10.80               11.58                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund  (5/1/04-12/31/04)                         10.00               11.27                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                     9.72                 9.56                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       8.60                 7.58                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              12.23               13.10                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  12.66               15.64                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       13.28               16.16                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       13.52               18.07                   0

-------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO  VIF-Health  Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund


Table 9 - 1.95% Asset Charge


Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                            Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/04)  Period (12/31/04)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund1                                        12.22               13.02                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund2                                           11.66               12.30                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund3                                                13.75               14.11                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund4                                                 11.84               14.35                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                          12.61               13.04                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                12.22               12.96                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                   13.76               15.26                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                            13.74               15.70                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                            11.70               12.59                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                11.50               12.14                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                     12.51               13.81                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                       12.06               13.58                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                               12.74               14.26                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                       11.96               12.57                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                               12.66               13.58                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                             13.18               14.27                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     11.53               11.89                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                             11.96               12.39                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                          11.48               11.83                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                        12.29               13.87                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     12.74               13.90                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                   11.87               12.28                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                              12.33               12.93                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                            12.54               12.68                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       11.97               12.84                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                         12.26               13.27                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.57               10.80                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            13.64               16.67                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                      9.90                 9.82                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                          13.78               15.36                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00               11.14                   0

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                10.37               10.61                   0

------------------------------------------------------------------------------------------------------------------------------


JPMorgan Small Company (Series Trust II) Portfolio                       13.24               16.51                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                           11.94               13.11                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  12.75               14.08                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio                    13.84               16.38                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    12.55               15.27                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                           12.25               13.54                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                           11.58               12.62                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                             12.55               13.07                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                  11.92               13.51                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                           10.83               11.63                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                         9.93                 9.92                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                          10.44               11.15                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                         10.06               10.35                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     6.20                 5.36                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.92                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                       13.03               14.64                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                        13.67               14.66                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund  (5/1/04-12/31/04)                         10.00               11.26                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                     9.78                 9.61                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       7.59                 6.69                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              12.22               13.08                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  15.45               19.07                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       15.19               18.46                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       13.51               18.05                   0

-------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO  VIF-Health  Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund



Table 10 - 2.05% Asset Charge


Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Zero Years

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                            Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                               of Period (1/1/04)  Period (12/31/04)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund1                                        10.78               11.47                 3,822

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund2                                            9.75               10.28                 1,263

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund3                                                 9.24                9.47                 1,096

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund4                                                  9.75               11.80                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           9.12                9.42                 9,023

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 8.96                9.49                  418

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                   10.44               11.56                 8,071

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                            10.40               11.88                 6,255

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                            10.52               11.31                 5,918

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                 9.31                9.82                 3,722

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                     10.09               11.13                 5,066

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                       10.16               11.43                14,665

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                               11.04               12.34                13,235

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                       10.19               10.70                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                               10.02               10.73                  135

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              9.72               10.52                  205

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     10.31               10.63                 2,823

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                             10.04               10.39                  567

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                          10.37               10.68                 6,104

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                        11.22               12.66                13,626

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     10.55               11.49                20,784

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                   10.04               10.38                 2,208

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                              10.02               10.50                 1,048

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             9.10                9.19                 5,835

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       12.57               13.47                 6,125

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          9.77               10.56                19,005

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.99               11.22                17,276

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            12.07               14.74                 5,932

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.85                9.76                60,017

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                          11.57               12.84                 7,771

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio5 (5/1//04-12/31/04)              10.00               11.13                   0

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                10.69               10.92                 3,490

------------------------------------------------------------------------------------------------------------------------------


JPMorgan Small Company (Series Trust II) Portfolio                       10.08               12.56                 4,850

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                           11.93               13.09                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.42               11.50                 6,976

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio                    11.76               13.91                  109

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    11.16               13.56                 7,117

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            8.81                9.73                 4,436

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            9.48               10.32                 1,136

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              9.02                9.38                  772

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   9.36               10.59                  570

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                           10.82               11.61                 3,427

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                          9.92                9.90                18,967

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                          10.43               11.13                 8,482

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                         10.06               10.34                14,365

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                      6.76                5.84                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.91                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        9.43               10.59                 1,650

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                        10.77               11.54                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00               11.26                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.69                9.52                 4,168

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                        8.58                7.55                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              12.21               13.06                  548

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  12.63               15.57                 1,905

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       13.24               16.08                  498

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       13.49               18.01                 3,160

-------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO VIF-Health Sciences Fund
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund


Table 11 - 2.15% Asset Charge


Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider
Base Contract with Minimum Premium Rider and Higher Education Rider

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                            Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                              of Period (1/1/04)  Period (12/31/04)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund1 1                                      10.76               11.44                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund2  2                                         9.74               10.25                   9

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund3 3                                               9.22                9.44                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund4 4                                                9.74               11.77                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           9.10                9.40                  375

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 8.94                9.46                  536

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                   10.42               11.53                 1,041

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                            10.38               11.84                  516

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                            10.50               11.28                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                 9.30                9.79                 5,876

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                     10.07               11.10                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                       10.14               11.39                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                               11.02               12.31                  912

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                       10.18               10.67                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                               10.00               10.70                  261

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              9.70               10.49                  28

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     10.29               10.60                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                             10.02               10.36                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                          10.35               10.65                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                        11.20               12.62                12,724

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     10.53               11.46                  26

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                   10.02               10.35                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                              10.01               10.47                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             9.08                9.16                   5

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       12.55               13.43                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          9.75               10.53                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.97               11.18                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            12.05               14.70                 6,145

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.83                9.73                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                          11.55               12.80                  168

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00               11.13                   0

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                10.67               10.89                   2

------------------------------------------------------------------------------------------------------------------------------


JPMorgan Small Company (Series Trust II) Portfolio                       10.06               12.52                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                           11.92               13.06                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.40               11.46                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio                    11.74               13.87                  754

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    11.14               13.52                  433

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            8.79                9.70                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            9.46               10.29                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              9.00                9.35                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   9.34               10.56                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                           10.81               11.59                  874

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                          9.92                9.89                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                          10.43               11.11                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                         10.05               10.32                  65

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                      6.75                5.83                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.90                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        9.41               10.56                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                        10.75               11.50                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00               11.25                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.68                9.49                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                        8.57                7.53                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              12.19               13.03                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  12.61               15.53                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       13.22               16.04                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       13.48               17.97                   0

-------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO  VIF-Health  Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund

Table 12 - 2.20% Asset Charge


Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge
Rider - Zero Years

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                            Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                               of Period (1/1/04)  Period (12/31/04)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund 1                                       12.18               12.95                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund  2                                         11.63               12.23                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund 3                                               13.71               14.03                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund 4                                                11.81               14.27                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                          12.57               12.97                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                12.18               12.89                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                   13.72               15.17                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                            13.70               15.62                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                            11.66               12.53                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                11.47               12.07                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                     12.47               13.73                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                       12.03               13.51                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                               12.70               14.19                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                       11.93               12.50                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                               12.63               13.51                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                             13.14               14.20                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     11.50               11.83                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                             11.92               12.32                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                          11.44               11.77                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                        12.25               13.80                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     12.70               13.82                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                   11.83               12.22                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                              12.30               12.86                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                            12.50               12.61                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       13.07               13.98                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                         12.23               13.20                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.54               10.74                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            13.60               16.58                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.87                9.77                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                          13.69               15.18                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00               11.12                   0

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                10.34               10.55                  436

------------------------------------------------------------------------------------------------------------------------------


JPMorgan Small Company (Series Trust II) Portfolio                       13.20               16.42                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                           11.92               13.05                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  12.71               14.01                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio                    13.80               16.29                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    12.52               15.19                  338

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                           12.21               13.46                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                           11.55               12.55                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                             12.51               13.00                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                  11.89               13.44                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                           10.81               11.58                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                          9.91                9.88                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                          10.42               11.10                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                         10.05               10.31                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                      6.18                5.33                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.90                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                       12.99               14.57                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                        13.63               14.58                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.75               11.25                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00                9.56                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                        7.57                6.65                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              12.19               13.01                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  15.40               18.96                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       15.14               18.36                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       13.47               17.95                   0

-------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO  VIF-Health  Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund

Table 13 - 2.25% Asset Charge


Base Contract with Higher Education Rider and Estate Planning Rider

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                            Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                              of Period (1/1/04)  Period (12/31/04)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund 1                                       10.74               11.41                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund  2                                          9.72               10.22                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund 3                                                9.21                9.42                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund 4                                                 9.72               11.74                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           9.08                9.37                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 8.92                9.44                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                   10.40               11.49                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                            10.36               11.81                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                            10.48               11.24                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                 9.28                9.76                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                     10.05               11.06                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                       10.12               11.36                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                               10.99               12.27                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                       10.16               10.64                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                9.98               10.67                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              9.69               10.46                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     10.27               10.57                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.33                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                          10.33               10.62                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                        11.18               12.59                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     10.50               11.42                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                   10.00               10.32                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               9.99               10.44                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             9.06                9.14                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       12.52               13.39                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          9.73               10.50                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.95               11.15                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            12.03               14.66                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.81                9.70                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                          11.52               12.77                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00               11.12                   0

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                10.65               10.86                   0

------------------------------------------------------------------------------------------------------------------------------


JPMorgan Small Company (Series Trust II) Portfolio                       10.05               12.49                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                           11.91               13.04                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.38               11.43                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio                    11.72               13.83                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    11.12               13.49                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            8.78                9.67                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            9.44               10.26                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              8.98                9.33                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   9.32               10.53                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                           10.81               11.57                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                          9.91                9.87                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                          10.42               11.09                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                         10.04               10.30                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                      6.74                5.81                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.90                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        9.40               10.53                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                        10.73               11.47                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00               11.24                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.66                9.47                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                        8.55                7.51                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              12.18               13.00                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  12.59               15.49                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       13.19               15.99                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       13.46               17.93                   0

-------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO  VIF-Health  Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund
Table 14 - 2.30% Asset Charge


Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender
Charge Rider - Five Years
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                            Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/04)  Period (12/31/04)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund 1                                       10.73               11.39                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund  2                                          9.71               10.20                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund 3                                                9.20                9.40                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund 4                                                 9.71               11.72                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           9.07                9.35                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 8.91                9.42                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                   10.39               11.48                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                            10.35               11.79                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                            10.47               11.23                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                 9.27                9.75                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                     10.04               11.05                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                       10.11               11.34                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                               10.98               12.25                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                       10.15               10.63                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                9.98               10.66                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              9.68               10.45                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     10.26               10.55                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              9.99               10.31                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                          10.32               10.61                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                        11.17               12.57                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     10.49               11.41                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    9.99               10.30                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               9.98               10.42                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             9.05                9.12                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       12.51               13.37                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          9.72               10.48                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.94               11.14                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            12.02               14.64                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.80                9.69                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                          11.51               12.75                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio5  (12/31/02-12/31/04)            10.00               11.11                   0

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                10.64               10.85                   0

------------------------------------------------------------------------------------------------------------------------------


JPMorgan Small Company (Series Trust II) Portfolio                       10.04               12.47                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                           11.91               13.03                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.37               11.41                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio                    11.70               13.81                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    11.11               13.47                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            8.77                9.66                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            9.43               10.24                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              8.97                9.31                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   9.31               10.52                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                           10.80               11.56                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                          9.91                9.86                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                          10.41               11.08                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                         10.04               10.29                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                      6.74                5.80                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund5  (5/1/03-12/31/04)                                   10.00                8.89                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        9.39               10.52                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                        10.72               11.46                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00               11.24                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.65                9.46                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                        8.54                7.50                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              12.17               12.98                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  12.58               15.47                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       13.18               15.97                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       13.46               17.91                   0

-------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO  VIF-Health  Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund


Table 15 - 2.40% Asset Charge


Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender
Charge Rider - Three Years
Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                               Accumulation Unit   Accumulation Unit   Number of Accumulation
                                                                  Value at Beginning  Value at End of
                                                                  of Period (1/1/04)  Period (12/31/04)   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund 1                                       10.70               11.36                  98

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund  2                                          9.69               10.17                  374

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund 3                                                9.18                9.38                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund 4                                                 9.69               11.69                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           9.06                9.33                 1,521

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 8.90                9.40                  99

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                   10.37               11.44                  763

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                            10.33               11.76                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                            10.45               11.20                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                 9.25                9.72                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                     10.02               11.02                  88

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                       10.09               11.31                 3,416

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                               10.96               12.22                 2,502

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                       10.13               10.60                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                9.96               10.63                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              9.66               10.42                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     10.25               10.52                  721

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              9.97               10.28                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                          10.30               10.58                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                        11.15               12.53                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     10.47               11.37                  713

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    9.97               10.27                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               9.96               10.39                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             9.04                9.10                  99

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       12.49               13.33                 1,501

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          9.70               10.45                 2,550

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.92               11.10                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            11.99               14.59                  302

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.78                9.66                 2,244

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                          11.49               12.71                  734

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00               11.11                   0

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                10.63               10.82                 1,274

------------------------------------------------------------------------------------------------------------------------------


JPMorgan Small Company (Series Trust II) Portfolio                       10.02               12.44                  533

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                           11.90               13.00                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.35               11.38                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio                    11.68               13.77                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    11.09               13.43                  980

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            8.75                9.63                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            9.41               10.21                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              8.96                9.29                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   9.29               10.49                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                           10.80               11.55                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                          9.90                9.84                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                          10.41               11.07                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                         10.03               10.27                 3,645

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                      6.72                5.79                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.89                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        9.37               10.49                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                        10.71               11.43                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00               11.23                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.64                9.43                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                        8.53                7.48                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              12.16               12.96                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  12.55               15.43                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       13.15               15.92                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       13.44               17.87                   0

-------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO  VIF-Health  Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund
5 Period from 5/1/2004 to 12/31/2004

Table 16 - 2.50% Asset Charge


Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
Base Contract with Bonus Credit Rider and Higher Education Rider

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                               Accumulation Unit   Accumulation Unit   Number of Accumulation
                                                                  Value at Beginning  Value at End of
                                                                  of Period (1/1/04)  Period (12/31/04)   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund 1                                       10.68               11.32                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund  2                                          9.67               10.15                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund 3                                                9.17                9.35                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund 4                                                 9.68               11.66                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           9.04                9.30                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 8.88                9.37                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                   10.35               11.41                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                            10.31               11.72                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                            10.43               11.16                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                 9.23                9.69                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                     10.00               10.98                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                       10.07               11.28                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                               10.94               12.18                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                       10.12               10.57                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                9.94               10.60                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              9.65               10.39                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     10.23               10.49                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              9.95               10.25                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                          10.28               10.55                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                        11.13               12.49                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     10.45               11.34                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    9.95               10.24                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               9.94               10.36                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             9.02                9.07                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       12.46               13.30                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          9.68               10.42                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.90               11.07                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            11.97               14.55                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.76                9.63                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                          11.47               12.67                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00               11.10                   0

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                10.61               10.79                   0

------------------------------------------------------------------------------------------------------------------------------


JPMorgan Small Company Portfolio (Series Trust II)                       10.00               12.41                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                           11.89               12.98                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.33               11.35                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio                    11.66               13.73                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    11.07               13.39                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            8.73                9.60                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            9.39               10.18                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              8.94                9.26                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   9.28               10.45                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                           10.79               11.53                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                          9.89                9.83                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                          10.40               11.05                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                         10.03               10.26                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                      6.71                5.77                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.88                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        9.36               10.46                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                        10.69               11.40                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00               11.22                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.62                9.41                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                        8.52                7.46                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              12.15               12.93                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  12.53               15.39                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       13.13               15.88                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       13.42               17.83                   0

-------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO  VIF-Health  Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund

Table 17 - 2.55% Asset Charge


Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender
Charge Rider - Zero Years

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                               Accumulation Unit   Accumulation Unit   Number of Accumulation
                                                                  Value at Beginning  Value at End of
                                                                  of Period (1/1/04)  Period (12/31/04)   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund 1                                       12.13               12.85                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund  2                                         11.58               12.14                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund 3                                               13.65               13.93                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund 4                                                11.76               14.16                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                          12.52               12.88                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                12.13               12.79                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                   13.67               15.06                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                            13.64               15.50                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                            11.62               12.43                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                11.42               11.98                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                     12.42               13.63                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                       11.98               13.40                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                               12.65               14.08                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                       11.88               12.41                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                               12.58               13.40                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                             13.08               14.09                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     11.45               11.74                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                             11.87               12.23                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                          11.40               11.68                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                        12.20               13.69                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     12.65               13.72                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                   11.79               12.12                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                              12.25               12.76                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                            12.45               12.52                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       13.01               13.88                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                         12.18               13.10                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.50               10.66                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            13.55               16.46                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.83                9.69                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                          13.69               15.18                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00               11.10                   0

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                10.30               10.47                   0

------------------------------------------------------------------------------------------------------------------------------


JPMorgan Small Company (Series Trust II) Portfolio                       13.15               16.30                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                           11.89               12.97                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  12.66               13.90                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio                    13.74               16.17                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    12.47               15.07                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                           12.16               13.36                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                           11.50               12.46                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                             12.46               12.90                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                  11.84               13.34                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                           10.79               11.52                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                          9.89                9.82                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                          10.40               11.04                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                         10.02               10.25                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                      6.15                5.29                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.88                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                       12.94               14.46                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                        13.58               14.47                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00               11.22                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.71                9.49                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                        7.54                6.60                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              12.14               12.91                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  15.34               18.82                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       15.08               18.22                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       13.42               17.81                   0

-------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO  VIF-Health  Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund

Table 18 - 2.65% Asset Charge


Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit
Rider
Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                               Accumulation Unit   Accumulation Unit   Number of Accumulation
                                                                  Value at Beginning  Value at End of
                                                                  of Period (1/1/04)  Period (12/31/04)   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund 1                                       10.65               11.27                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund  2                                          9.64               10.10                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund 3                                                9.14                9.32                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund 4                                                 9.65               11.62                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           9.01                9.26                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 8.85                9.33                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                   10.32               11.36                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                            10.28               11.67                  27

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                            10.40               11.11                  66

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                 9.21                9.65                  38

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                      9.98               10.94                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                       10.05               11.23                  46

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                               10.91               12.13                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                       10.09               10.53                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                9.92               10.56                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              9.62               10.35                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     10.20               10.44                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              9.92               10.21                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                          10.25               10.50                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                        11.09               12.44                  50

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     10.42               11.29                  72

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    9.92               10.20                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               9.91               10.32                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             8.99                9.03                  93

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       12.43               13.24                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          9.66               10.37                  48

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.86               11.02                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            11.93               14.49                  28

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.73                9.59                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                          11.44               12.62                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00               11.09                   0

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                10.58               10.75                   0

------------------------------------------------------------------------------------------------------------------------------


JPMorgan Small Company (Series Trust II) Portfolio                        9.98               12.36                  27

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                           11.88               12.95                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.30               11.30                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio                    11.63               13.67                  32

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    11.03               13.33                  30

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            8.71                9.56                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            9.37               10.14                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              8.91                9.22                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   9.25               10.41                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                           10.78               11.50                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                          9.88                9.80                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                          10.39               11.02                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                         10.02               10.23                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                      6.70                5.75                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.87                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        9.33               10.42                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                        10.66               11.35                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00               11.21                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.60                9.37                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                        8.49                7.43                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              12.12               12.89                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  12.50               15.33                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       13.09               15.81                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       13.40               17.78                   0

-------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO  VIF-Health  Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund

Table 19 - 2.75% Asset Charge


Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                               Accumulation Unit   Accumulation Unit   Number of Accumulation
                                                                  Value at Beginning  Value at End of
                                                                  of Period (1/1/04)  Period (12/31/04)   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund 1                                       10.63               11.24                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund  2                                          9.62               10.07                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund 3                                                9.13                9.29                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund 4                                                 9.64               11.58                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           9.00                9.23                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 8.84                9.30                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                   10.30               11.33                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                            10.26               11.64                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                            10.38               11.08                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                 9.19                9.62                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                      9.96               10.90                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                       10.03               11.19                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                               10.89               12.09                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                       10.07               10.50                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                9.90               10.53                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              9.61               10.32                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     10.18               10.41                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              9.90               10.18                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                          10.23               10.47                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                        11.07               12.40                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     10.40               11.26                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    9.91               10.17                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               9.89               10.29                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             8.98                9.00                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       12.40               13.20                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          9.64               10.34                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.84               10.99                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            11.91               14.45                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.71                9.56                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                          11.41               12.58                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00               11.08                   0

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                10.56               10.72                   0

------------------------------------------------------------------------------------------------------------------------------


JPMorgan Small Company (Series Trust II) Portfolio                        9.96               12.32                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                           11.87               12.92                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.28               11.26                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio                    11.60               13.63                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    11.01               13.29                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            8.69                9.53                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            9.35               10.11                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              8.90                9.19                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   9.23               10.38                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                           10.77               11.48                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                          9.88                9.79                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                          10.38               11.00                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                         10.01               10.21                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                      6.68                5.73                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.87                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        9.32               10.39                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                        10.64               11.32                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00               11.20                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.58                9.34                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                        8.48                7.41                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              12.11               12.86                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  12.48               15.29                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       13.07               15.76                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       13.39               17.74                   0

-------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO  VIF-Health  Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund


Table 20 - 2.85% Asset Charge


Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                               Accumulation Unit   Accumulation Unit   Number of Accumulation
                                                                  Value at Beginning  Value at End of
                                                                  of Period (1/1/04)  Period (12/31/04)   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund 1                                       10.61               11.21                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund  2                                          9.61               10.04                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund 3                                                9.11                9.27                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund 4                                                 9.62               11.55                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           8.98                9.21                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 8.82                9.27                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                   10.28               11.29                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                            10.24               11.60                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                            10.36               11.05                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                 9.17                9.59                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                      9.94               10.87                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                       10.01               11.16                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                               10.87               12.06                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                       10.06               10.47                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                9.88               10.50                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              9.59               10.29                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     10.16               10.38                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              9.89               10.15                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                          10.22               10.44                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                        11.05               12.37                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     10.39               11.23                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    9.89               10.14                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               9.87               10.26                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             8.96                8.98                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       12.38               13.16                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          9.62               10.31                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.82               10.96                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            11.89               14.40                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.70                9.54                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                          11.39               12.55                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00               11.07                   0

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                10.55               10.69                   0

------------------------------------------------------------------------------------------------------------------------------

                                                                          9.95
JPMorgan Small Company (Series Trust II) Portfolio                                           12.29                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                           11.86               12.90                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.26               11.23                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio                    11.58               13.59                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    10.99               13.25                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            8.68                9.50                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            9.33               10.08                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              8.88                9.17                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   9.21               10.35                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                           10.76               11.46                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                          9.87                9.77                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                          10.38               10.98                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                         10.00               10.20                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                      6.67                5.72                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.86                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        9.30               10.36                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                        10.63               11.29                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00               11.20                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.56                9.32                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                        8.47                7.39                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              12.10               12.83                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  12.46               15.24                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       13.04               15.71                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       13.37               17.70                   0

-------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO  VIF-Health  Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund

Table 21 - 3.00% Asset Charge


Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death
Benefit Rider
Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                               Accumulation Unit   Accumulation Unit   Number of Accumulation
                                                                  Value at Beginning  Value at End of
                                                                  of Period (1/1/04)  Period (12/31/04)   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund 1                                       10.58               11.16                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund  2                                          9.58               10.00                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund 3                                                9.09                9.23                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund 4                                                 9.60               11.51                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           8.95                9.17                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 8.79                9.23                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                   10.25               11.24                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                            10.21               11.55                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                            10.33               11.00                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                 9.15                9.55                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                      9.91               10.82                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                        9.98               11.11                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                               10.84               12.01                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                       10.03               10.43                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                9.86               10.46                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              9.57               10.25                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     10.13               10.34                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              9.86               10.10                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                          10.19               10.39                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                        11.02               12.31                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     10.36               11.18                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    9.86               10.09                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               9.84               10.21                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             8.93                8.94                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       12.34               13.10                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          9.59               10.27                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.79               10.91                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            11.86               14.34                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.67                9.50                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                          11.36               12.49                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00               11.06                   0

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                10.52               10.65                   0

------------------------------------------------------------------------------------------------------------------------------

                                                                          9.92
JPMorgan Small Company (Series Trust II) Portfolio                                           12.24                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                           11.85               12.87                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.23               11.18                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio                    11.55               13.53                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    10.96               13.19                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            8.65                9.46                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            9.30               10.03                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              8.85                9.13                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   9.19               10.30                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                           10.75               11.43                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                          9.86                9.75                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                          10.37               10.96                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                          9.99               10.17                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                      6.66                5.70                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.85                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        9.28               10.32                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                        10.60               11.25                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00               11.19                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.54                9.28                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                        8.44                7.36                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              12.07               12.79                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  12.43               15.18                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       13.00               15.65                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       13.35               17.64                   0

-------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO  VIF-Health  Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund




Table 22 - 3.10% Asset Charge


Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                               Accumulation Unit   Accumulation Unit   Number of Accumulation
                                                                  Value at Beginning  Value at End of
                                                                  of Period (1/1/04)  Period (12/31/04)   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund 1                                       10.56               11.13                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund  2                                          9.56                9.97                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund 3                                                9.08                9.21                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund 4                                                 9.58               11.48                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           8.94                9.14                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 8.78                9.21                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                   10.23               11.21                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                            10.19               11.52                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                            10.31               10.97                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                 9.13                9.52                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                      9.89               10.79                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                        9.96               11.08                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                               10.82               11.97                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                       10.02               10.40                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                9.84               10.43                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              9.55               10.22                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     10.11               10.31                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              9.84               10.07                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                          10.17               10.36                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                        11.00               12.28                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     10.34               11.14                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    9.84               10.07                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               9.83               10.18                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             8.92                8.91                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       12.32               13.06                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          9.57               10.24                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.77               10.88                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            11.83               14.30                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.65                9.47                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                          11.34               12.46                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00               11.06                   0

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                10.50               10.62                   0

------------------------------------------------------------------------------------------------------------------------------

                                                                          9.90
JPMorgan Small Company (Series Trust II) Portfolio                                           12.21                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                           11.84               12.84                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.21               11.15                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio                    11.53               13.49                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    10.94               13.16                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            8.63                9.43                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            9.29               10.00                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              8.84                9.10                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   9.17               10.27                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                           10.75               11.41                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                          9.85                9.73                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                          10.36               10.94                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                          9.99               10.16                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                      6.65                5.68                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.85                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        9.26               10.29                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                        10.58               11.22                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00               11.18                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.53                9.26                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                        8.43                7.34                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              12.06               12.76                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  12.41               15.14                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       12.98               15.60                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       13.33               17.60                   0

-------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO  VIF-Health  Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund


Table 23 - 3.25% Asset Charge


Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit
Rider

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                               Accumulation Unit   Accumulation Unit   Number of Accumulation
                                                                  Value at Beginning  Value at End of
                                                                  of Period (1/1/04)  Period (12/31/04)   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund 1                                       10.53               11.08                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund  2                                          9.53                9.93                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund 3                                                9.05                9.17                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund 4                                                 9.56               11.43                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           8.91                9.10                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 8.75                9.17                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                   10.20               11.16                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                            10.16               11.47                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                            10.28               10.92                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                 9.10                9.48                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                      9.86               10.75                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                        9.93               11.03                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                               10.79               11.92                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        9.99               10.36                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                9.82               10.39                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              9.53               10.18                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     10.08               10.26                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              9.81               10.03                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                          10.14               10.32                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                        10.97               12.22                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     10.31               11.10                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    9.81               10.02                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               9.80               10.14                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             8.89                8.87                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       12.29               13.01                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          9.55               10.20                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.74               10.83                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            11.80               14.24                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.62                9.43                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                          11.31               12.40                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00               11.04                   0

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                10.48               10.58                   0

------------------------------------------------------------------------------------------------------------------------------

                                                                          9.88
JPMorgan Small Company (Series Trust II) Portfolio                                           12.16                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                           11.82               12.81                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.18               11.10                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio                    11.49               13.43                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    10.91               13.10                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            8.61                9.39                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            9.26                9.96                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              8.81                9.06                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   9.14               10.23                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                           10.74               11.38                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                          9.84                9.71                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                          10.35               10.91                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                          9.98               10.13                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                      6.63                5.66                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.84                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        9.24               10.25                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                        10.56               11.17                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.50               11.17                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00                9.22                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                        8.41                7.31                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              12.04               12.72                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  12.38               15.08                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       12.94               15.53                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       13.31               17.55                   0

-------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO  VIF-Health  Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund


Table 24 - 3.35% Asset Charge


Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit
Rider

------------------------------------------------------------------------------------------------------------------------------

                       Investment Division                     Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/04)  Period (12/31/04)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2004

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund 1                                       10.51               11.05                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund  2                                          9.51                9.90                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund 3                                                9.04                9.14                   0

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund 4                                                 9.54               11.40                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           8.89                9.07                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 8.74                9.14                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                   10.18               11.13                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                            10.14               11.43                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                            10.26               10.89                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                 9.09                9.45                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                      9.84               10.71                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                        9.91               11.00                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                               10.77               11.89                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        9.97               10.34                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                9.80               10.36                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              9.51               10.16                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     10.06               10.23                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              9.79               10.00                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                          10.12               10.29               215.9436

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                        10.95               12.19                189.599

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     10.29               11.06                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    9.79                9.99                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               9.78               10.11                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             8.87                8.85                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       12.26               12.97                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          9.53               10.17                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.72               10.80                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            11.78               14.20                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.60                9.40                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                          11.28               12.36                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00               11.04                   0

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                10.46               10.55                   0

------------------------------------------------------------------------------------------------------------------------------

                                                                          9.86
JPMorgan Small Company (Series Trust II) Portfolio                                           12.13                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                           11.81               12.79                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.16               11.07                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio                    11.47               13.39                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    10.89               13.06               183.3071

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            8.59                9.37                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            9.24                9.93                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              8.80                9.03                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   9.13               10.20                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                           10.73               11.36               216.2669

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                          9.84                9.69                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                          10.34               10.89                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                          9.97               10.11                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                      6.62                5.64                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.83               400.6691

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        9.23               10.23                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                        10.54               11.14                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00               11.16                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.49                9.19                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                        8.40                7.29                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              12.03               12.69                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  12.36               15.04                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       12.92               15.49                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       13.29               17.51                   0

-------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO  VIF-Health  Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund




Table 25 - 1.20% Asset Charge


Base Contract with Minimum Premium Rider
Base Contract with Surrender Charge Rider - Five Years

-----------------------------------------------------------------------------------------------------------------------------

Investment Division                                            Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/03)  Period (12/31/03)  Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------

2003

-----------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           6.94                9.27                1,568

-----------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 6.84                9.10                7,906

-----------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                    7.26               10.61                 999

-----------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                             7.52               10.57                9,024

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio                                        9.06               10.69                2,128

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio                            7.95                9.47                  0

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio                                 8.03               10.26                1,066

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio                                   8.40               10.33                2,126

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio                                           8.81               11.22                1,914

-----------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund                                        7.63                0.00                  0

-----------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund                                    5.95                0.00                  0

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        8.56               10.34                 108

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                7.81               10.16                  0

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              7.15                9.86                 104

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                      9.02               10.48                  0

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              8.39               10.20                 415

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           9.09               10.54                 393

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         9.00               11.41                11,531

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                      8.34               10.72                1,241

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    8.37               10.20                 407

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               7.97               10.19                 232

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             7.06                9.25                1,248

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       10.20               12.78                 463

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          7.84                9.93                4,548

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.77               11.17                 547

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                             8.98               12.27                4,459

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                      10.03               10.01                1,715

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           8.32               11.76                  0

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                                       8.55               10.95                3,030

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                                          7.85                9.91                 668

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund                                               6.53                9.37                2,515

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                                                8.52                9.89                9,995

-----------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II)                             10.58               10.84                 442

-----------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio
                                                                          7.61               10.22                1,898

-----------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio (3/21/03 -                 0.00               12.01                 141
12/31/03)

-----------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund                                                   7.39                9.39                  0

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth & Income Portfolio                   8.18               10.59                2,614

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio                                       8.56               11.95                  0

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                                       9.20               11.34                8,220

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            6.97                8.95                 264

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            8.00                9.63                  0

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              6.95                9.16                11,364

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   7.74                9.51                  0

-----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00               10.88                  0

-----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.98                  0

-----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.49                6,572

-----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00               10.12                18,933

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     11.09                6.86                3,048

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        6.95                9.56                 389

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                         7.60               10.92                  0

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.95                9.83                  0

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       11.54                8.70                3,131

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund                                         10.26                0.00                  0

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              10.56               12.33                  0

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                   8.41               12.81                 747

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                        9.39               13.46                6,471

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       10.26               13.63                 685

-------------------------------------------------------------------------------------------------------------------------------


Table 26 - 1.30% Asset Charge


Base Contract with Estate Planning Rider
Base Contract with Surrender Charge Rider - Three Years

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                             Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning   Value at End of
                                                                of Period (1/1/03)  Period (12/31/03)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2003

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                            6.93                9.25                1,696

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                  6.83                9.09                1,319

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                     7.26               10.59                1,960

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                              7.51               10.55                  0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio                                         9.05               10.67                  0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio                             7.95                9.45                  81

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio                                  8.03               10.24                  57

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio                                    8.40               10.31                3,530

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio                                            8.81               11.20                2,976

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund                                         7.62                0.00                  0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund                                     5.95                0.00                  0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                         8.56               10.32                  0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                 7.80               10.14                  0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                               7.14                9.84                  0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                       9.01               10.46                  0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                               8.39               10.18                  0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                            9.08               10.52                  0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                          9.00               11.38                2,702

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                       8.33               10.70                  56

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                     8.36               10.18                  0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                                7.96               10.17                  0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                              7.05                9.23                  0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                        10.19               12.75                2,763

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                           7.84                9.91                1,548

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                              10.76               11.15                 264

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                              8.97               12.25                  0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       10.02                9.99                 485

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                            8.31               11.74                 433

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                                        8.55               10.93                 630

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                                           7.85                9.90                 345

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund                                                6.52                9.35                  0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                                                 8.52                9.87                 343

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II)                              10.57               10.82                 278

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio
                                                                           7.60               10.21                 237

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/03)        0.00               12.00                  0

------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund                                                    7.38                9.37                  0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio                                      8.17               10.57                  0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio                                        8.56               11.93                1,833

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                                        9.19               11.32                3,564

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                             6.97                8.94                  0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                             7.99                9.61                1,064

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                               6.94                9.15                1,590

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                    7.73                9.49                  0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                        10.00               10.88                1,180

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                      10.00                9.97                 375

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                       10.00               10.48                1,882

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.11                2,563

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                      11.08                6.85                 487

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                         6.95                9.55                1,071

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                          7.60               10.90                 938

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                       9.94                9.82                  0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                        11.53                8.69                  0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund                                          10.25                0.00                  0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                               10.56               12.32                 248

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                    8.40               12.79                 860

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                         9.38               13.43                1,349

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                        10.25               13.61                 418

-------------------------------------------------------------------------------------------------------------------------------


Table 27 - 1.45% Asset Charge


Base Contract with Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Five Years
Base Contract with Surrender Charge Rider - Zero Years

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                               Accumulation Unit   Accumulation Unit   Number of Accumulation
                                                                  Value at Beginning  Value at End of
                                                                  of Period (1/1/03)  Period (12/31/03)   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2003

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           6.92                9.22                 7,358

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 6.82                9.06                 3,716

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                    7.25               10.56                 4,480

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                             7.50               10.52                 1,321

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio                                        9.03               10.64                  946

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio                            7.93                9.42                  218

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio                                 8.02               10.21                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio                                   8.39               10.28                10,391

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio                                           8.79               11.16                10,532

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund                                        7.61                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund                                    5.94                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        8.55               10.30                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                7.80               10.12                  97

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              7.14                9.82                  104

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                      9.00               10.43                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              8.37               10.15                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           9.07               10.49                 1,047

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         8.98               11.35                 3,913

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                      8.32               10.67                 1,593

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    8.35               10.16                  539

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               7.95               10.14                  87

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             7.04                9.20                  881

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       10.18               12.72                 1,810

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          7.83                9.88                 7,565

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.75               11.12                  537

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                             8.96               12.21                 2,496

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                      10.00                9.96                 7,213

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           8.30               11.70                  828

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                                       8.54               10.90                 2,780

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                                          7.83                9.87                 4,786

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund                                               6.51                9.33                  124

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                                                8.51                9.85                 1,942

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II)                             10.56               10.80                 3,934

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio
                                                                          7.60               10.18                  332

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio (3/21/03 -                 0.00               11.99                   0
12/31/03)

------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund                                                   7.37                9.34                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio                                     8.16               10.54                 3,297

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio                                       8.54               11.90                  392

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                                       9.18               11.29                 6,332

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            6.96                8.91                 3,015

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            7.98                9.58                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              6.94                9.12                 2,805

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   7.72                9.46                  134

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00               10.86                 4,744

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.96                 1,799

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.47                 3,699

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00               10.10                11,480

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     11.07                6.83                  616

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        6.94                9.52                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                         7.59               10.88                 1,777

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.93                9.79                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       11.52                8.67                  489

------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund                                         10.25                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              10.56               12.29                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                   8.39               12.75                  274

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                        9.37               13.40                 1,513

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       10.25               13.59                 1,036

-------------------------------------------------------------------------------------------------------------------------------


Table 28 - 1.55% Asset Charge


Base Contract with Estate Planning Rider and Surrender Charge Rider - Five Years Base Contract with Minimum Premium Rider and
Estate Planning Rider
Base Contract with Bonus Credit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Three Years

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                            Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                               of Period (1/1/03)  Period (12/31/03)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2003

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           6.92                9.21                14,247

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 6.82                9.04                12,782

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                    7.24               10.54                10,983

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                             7.49               10.50                14,034

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio                                        9.03               10.62                 8,961

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio                            7.93                9.40                 1,036

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio                                 8.01               10.19                 1,829

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio                                   8.38               10.26                17,028

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio                                           8.79               11.14                 8,333

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund                                        7.61                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund                                    5.94                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        8.54               10.28                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                7.79               10.10                  155

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              7.13                9.80                  280

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                      8.99               10.41                15,406

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              8.37               10.13                 1,384

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           9.06               10.47                 2,082

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         8.98               11.33                26,580

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                      8.32               10.65                12,320

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    8.34               10.14                12,043

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               7.94               10.12                  714

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             7.04                9.18                20,945

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       10.17               12.69                16,140

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          7.82                9.86                22,076

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.74               11.10                13,601

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                             8.95               12.19                 4,835

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                      10.00                9.94                13,243

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           8.29               11.68                 1,710

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                                       8.53               10.88                  759

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                                          7.83                9.85                  913

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund                                               6.51                9.31                 1,869

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                                                8.50                9.83                 5,605

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II)                             10.55               10.78                 2,411

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio
                                                                          7.59               10.16                 1,786

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio (3/21/03 -                 0.00               11.98                 1,209
12/31/03)

------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund                                                   7.36                9.32                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio                                     8.15               10.52                 8,237

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio                                       8.54               11.87                 2,809

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                                       9.17               11.27                 6,278

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            6.95                8.89                 6,079

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            7.97                9.57                 4,711

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              6.93                9.10                 5,769

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   7.71                9.45                 4,868

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00               10.86                32,469

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.96                 2,308

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.47                12,689

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00               10.09                13,607

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     11.06                6.82                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        6.94                9.51                  28

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                         7.58               10.86                  468

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.93                9.77                989,154

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       11.51                8.65                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund                                         10.25                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              10.55               12.28                  769

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                   8.39               12.73                  948

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                        9.36               13.37                 3,088

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       10.25               13.57                 2,818

-------------------------------------------------------------------------------------------------------------------------------


Table 29 - 1.65% Asset Charge


Base Contract with Estate Planning Rider and Surrender Charge Rider - Three Years

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                               Accumulation Unit   Accumulation Unit   Number of Accumulation
                                                                  Value at Beginning  Value at End of
                                                                  of Period (1/1/03)  Period (12/31/03)   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2003

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           9.52               12.65                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 9.25               12.26                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                    9.50               13.81                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                             9.84               13.78                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio                                        9.99               11.74                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio                            9.74               11.54                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio                                 9.88               12.55                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio                                   9.90               12.11                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio                                          10.09               12.78                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund                                        9.52                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund                                    9.55                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        9.99               12.00                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                9.81               12.71                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              9.63               13.22                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     10.00               11.57                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              9.91               12.00                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           9.97               11.52                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         9.78               12.33                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     10.00               12.78                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    9.81               11.91                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               9.72               12.38                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             9.65               12.58                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       10.55               13.15                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          9.77               12.30                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.28               10.61                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            10.07               13.69                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                      10.00                9.93                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           9.79               13.78                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                                       9.62               12.26                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                                          9.31               11.70                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund                                               9.65               13.80                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                                               10.28               11.88                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II)                             10.20               10.41                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio
                                                                          9.93               13.29                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                            0.00               11.97                   0

------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund                                                  10.05               12.71                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio                                     9.93               12.79                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio                                      10.00               13.89                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                                      10.27               12.60                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            9.62               12.29                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            9.70               11.62                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              9.59               12.59                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   9.78               11.97                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00               10.85                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.95                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.46                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00               10.08                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     10.09                6.22                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        9.55               13.07                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                         9.59               13.72                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.98                9.81                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       10.15                7.62                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund                                         10.25                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              10.55               12.27                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  10.22               15.50                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       10.68               15.24                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       10.25               13.56                   0

-------------------------------------------------------------------------------------------------------------------------------


Table 30 - 1.70% Asset Charge


Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Zero Years

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                            Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/03)  Period (12/31/03)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2003

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           6.91                9.18                  145

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 6.81                9.02                  69

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                    7.23               10.51                  128

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                             7.48               10.47                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio                                        9.01               10.59                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio                            7.92                9.38                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio                                 8.00               10.16                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio                                   8.37               10.23                  297

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio                                           8.77               11.11                  271

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund                                        7.60                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund                                    5.93                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        8.54               10.25                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                7.78               10.08                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              7.12                9.77                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                      8.98               10.38                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              8.35               10.11                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           9.05               10.44                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         8.96               11.30                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                      8.30               10.62                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    8.33               10.11                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               7.93               10.09                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             7.03                9.16                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       10.15               12.66                  90

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          7.81                9.83                  214

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.72               11.06                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                             8.94               12.15                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.98                9.91                  443

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           8.28               11.65                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                                       8.52               10.85                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                                          7.82                9.82                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund                                               6.50                9.29                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                                                8.49                9.81                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II)                             10.54               10.75                  272

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio
                                                                          7.58               10.14                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio (3/21/03 -                 0.00               11.97                   0
12/31/03)

------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund                                                   7.35                9.30                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio                                     8.14               10.49                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio                                       8.53               11.84                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                                       9.16               11.24                  85

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            6.94                8.87                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            7.96                9.54                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              6.92                9.08                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   7.70                9.42                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00               10.85                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.95                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.46                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00               10.08                  443

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     11.05                6.80                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        6.93                9.48                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                         7.58               10.83                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.92                9.75                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       11.50                8.63                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund                                         10.25                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              10.55               12.26                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                   8.38               12.70                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                        9.35               13.33                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       10.25               13.55                   0

-------------------------------------------------------------------------------------------------------------------------------


Table 31 - 1.80% Asset Charge


Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Five Years
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
Base Contract with Estate Planning Rider and Surrender Charge Rider - Zero Years

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                   Value at Beginning   Value at End of
                                                                   of Period (1/1/03)  Period (12/31/03)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2003

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           6.90                9.16                  198

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 6.80                9.00                  369

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                    7.23               10.49                  175

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                             7.47               10.45                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio                                        9.01               10.57                 1,110

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio                            7.91                9.36                  87

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio                                 7.99               10.14                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio                                   8.36               10.21                  788

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio                                           8.76               11.09                  772

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund                                        7.60                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund                                    5.93                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        8.53               10.24                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                7.78               10.06                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              7.12                9.76                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                      8.97               10.36                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              8.35               10.09                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           9.04               10.42                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         8.95               11.28                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                      8.30               10.60                  550

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    8.32               10.09                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               7.92               10.07                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             7.02                9.14                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       10.15               12.63                  421

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          7.80                9.81                 1,316

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.71               11.04                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                             8.93               12.13                  796

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.97                9.89                 1,091

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           8.27               11.62                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                                       8.51               10.83                  451

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                                          7.81                9.80                  143

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund                                               6.50                9.27                  359

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                                                8.49                9.79                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II)                             10.54               10.73                  678

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio
                                                                          7.58               10.12                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio (3/21/03 -                 0.00               11.96                  115
12/31/03)

------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund                                                   7.35                9.28                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio                                     8.13               10.47                  132

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio                                       8.52               11.82                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                                       9.15               11.22                  216

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            6.94                8.85                  281

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            7.96                9.52                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              6.91                9.06                  264

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   7.70                9.40                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00               10.84                  415

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.94                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.45                  405

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00               10.07                 1,392

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     11.04                6.79                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        6.93                9.47                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                         7.57               10.81                  312

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.91                9.73                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       11.49                8.62                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund                                         10.25                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              10.55               12.24                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                   8.37               12.68                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                        9.34               13.31                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       10.25               13.53                   0

------------------------------------------------------------------------------------------------------------------------------


Table 32 - 1.90% Asset Charge


Base Contract with Bonus Credit Rider and Estate Planning Rider
Base Contract with Higher Education Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Three Years

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                   Value at Beginning   Value at End of
                                                                   of Period (1/1/03)  Period (12/31/03)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2003

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                          6.89                 9.14                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                6.79                 8.98                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                   7.22                10.47                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                            7.47                10.43                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio                                       9.00                10.55                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio                           7.90                 9.34                  117

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio                                7.98                10.12                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio                                  8.35                10.19                  113

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio                                          8.76                11.07                  104

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund                                       7.59                 0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund                                   5.93                 0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                       8.52                10.22                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                               7.77                10.04                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                             7.11                 9.74                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     8.96                10.34                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                             8.34                10.07                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                          9.03                10.40                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                        8.95                11.25                  67

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     8.29                10.58                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                   8.31                10.07                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                              7.92                10.05                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                            7.01                 9.12                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       10.14               12.61                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                         7.79                 9.80                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.70               11.02                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            8.93                12.11                  106

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                      9.96                 9.87                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                          8.27                11.60                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                                      8.50                10.81                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                                         7.80                 9.78                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund                                              6.49                 9.26                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                                               8.48                 9.78                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II)                             10.53               10.71                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio
                                                                         7.57                10.10                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio (3/21/03 -                0.00                11.95                   0
12/31/03)

------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund                                                  7.34                 9.26                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio                                    8.13                10.45                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio                                      8.51                11.79                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                                      9.14                11.19                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                           6.93                 8.83                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                           7.95                 9.50                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                             6.91                 9.04                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                  7.69                 9.38                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00               10.83                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.93                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.44                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00               10.07                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     11.03                6.78                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                       6.92                 9.45                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                        7.57                10.80                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                     9.90                 9.72                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       11.48                8.60                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund                                         10.24                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              10.55               12.23                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  8.37                12.66                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       9.33                13.28                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       10.24               13.52                   0

------------------------------------------------------------------------------------------------------------------------------



Table 33 - 1.95% Asset Charge


Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                   Value at Beginning   Value at End of
                                                                   of Period (1/1/03)  Period (12/31/03)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2003

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                          9.51                12.61                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                9.25                12.22                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                   9.50                13.76                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                            9.84                13.74                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio                                       9.99                11.70                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio                           9.74                11.50                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio                                9.87                12.51                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio                                  9.89                12.06                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio                                          10.08               12.74                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund                                       9.52                 0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund                                   9.54                 0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                       9.98                11.96                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                               9.81                12.66                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                             9.63                13.18                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                     9.99                11.53                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                             9.91                11.96                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                          9.97                11.48                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                        9.77                12.29                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                     9.99                12.74                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                   9.80                11.87                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                              9.72                12.33                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                            9.65                12.54                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       10.54               11.97                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                         9.76                12.26                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.27               10.57                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            10.06               13.64                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                      9.99                 9.90                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                          9.79                13.78                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                                      9.61                12.22                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                                         9.30                11.66                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund                                              9.65                13.75                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                                               10.28               11.84                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II)                             10.20               10.37                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio
                                                                         9.93                13.24                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio (3/21/03 -                0.00                11.94                   0
12/31/03)

------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund                                                  10.04               12.66                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio                                    9.92                12.75                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio                                      9.99                13.84                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                                      10.26               12.55                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                           9.61                12.25                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                           9.69                11.58                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                             9.59                12.55                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                  9.78                11.92                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00               10.83                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.93                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.44                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00               10.06                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     10.09                6.20                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                       9.54                13.03                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                        9.59                13.67                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                     9.97                 9.78                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       10.14                7.59                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund                                         10.24                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              10.55               12.22                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  10.21               15.45                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       10.67               15.19                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       10.24               13.51                   0

------------------------------------------------------------------------------------------------------------------------------


Table 34 - 2.05% Asset Charge


Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Zero Years

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                   Value at Beginning   Value at End of
                                                                   of Period (1/1/03)  Period (12/31/03)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2003

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           6.89                9.12                 5,210

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 6.79                8.96                  555

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                    7.21               10.44                 6,775

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                             7.46               10.40                 3,414

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio                                        8.99               10.52                 8,921

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio                            7.89                9.31                 6,576

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio                                 7.97               10.09                 2,857

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio                                   8.34               10.16                 3,723

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio                                           8.74               11.04                 7,185

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund                                        7.58                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund                                    5.92                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        8.52               10.19                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                7.76               10.02                   6

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              7.11                9.72                  577

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                      8.95               10.31                 2,879

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              8.33               10.04                  567

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           9.02               10.37                 6,837

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         8.93               11.22                  933

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                      8.28               10.55                 8,032

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    8.30               10.04                 2,494

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               7.91               10.02                 1,093

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             7.00                9.10                  770

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       10.12               12.57                 6,480

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          7.78                9.77                14,352

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.69               10.99                22,997

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                             8.91               12.07                 5,745

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.95                9.85                22,528

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           8.26               11.57                  78

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                                       8.49               10.78                 5,424

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                                          7.79                9.75                 1,629

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund                                               6.49                9.24                 1,146

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                                                8.47                9.75                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II)                             10.52               10.69                  835

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio
                                                                          7.57               10.08                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio (3/21/03 -                 0.00               11.93                   0
12/31/03)

------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund                                                   7.33                9.23                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio                                     8.11               10.42                 5,295

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio                                       8.50               11.76                   5

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                                       9.13               11.16                 1,067

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            6.92                8.81                 4,438

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            7.94                9.48                  573

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              6.90                9.02                  31

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   7.68                9.36                  738

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00               10.82                 1,168

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.92                  345

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.43                  24

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00               10.06                 3,567

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     11.02                6.76                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        6.91                9.43                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                         7.56               10.77                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.89                9.69                13,115

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       11.47                8.58                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund                                         10.24                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              10.55               12.21                  116

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                   8.36               12.63                   7

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                        9.32               13.24                   2

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       10.24               13.49                  728

------------------------------------------------------------------------------------------------------------------------------


Table 35 - 2.15% Asset Charge


Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider
Base Contract with Minimum Premium Rider and Higher Education Rider

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                   Value at Beginning   Value at End of
                                                                   of Period (1/1/03)  Period (12/31/03)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2003

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           6.88                9.10                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 6.78                8.94                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                    7.20               10.42                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                             7.45               10.38                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio                                        8.98               10.50                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio                            7.88                9.30                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio                                 7.96               10.07                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio                                   8.33               10.14                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio                                           8.74               11.02                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund                                        7.58                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund                                    5.92                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        8.51               10.18                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                7.76               10.00                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              7.10                9.70                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                      8.94               10.29                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              8.32               10.02                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           9.01               10.35                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         8.93               11.20                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                      8.27               10.53                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    8.29               10.02                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               7.90               10.01                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             7.00                9.08                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       10.11               12.55                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          7.78                9.75                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.68               10.97                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                             8.90               12.05                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.94                9.83                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           8.25               11.55                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                                       8.48               10.76                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                                          7.78                9.74                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund                                               6.48                9.22                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                                                8.47                9.74                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II)                             10.51               10.67                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio
                                                                          7.56               10.06                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio (3/21/03 -
12/31/03)                                                                 0.00               11.92                   0

------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund                                                   7.32                9.22                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio                                     8.11               10.40                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio                                       8.49               11.74                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                                       9.12               11.14                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            6.91                8.79                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            7.93                9.46                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              6.89                9.00                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   7.67                9.34                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00               10.81                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.92                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.43                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00               10.05                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     11.02                6.75                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        6.91                9.41                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                         7.55               10.75                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.89                9.68                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       11.46                8.57                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund                                         10.24                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              10.54               12.19                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                   8.35               12.61                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                        9.31               13.22                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       10.24               13.48                   0

------------------------------------------------------------------------------------------------------------------------------


Table 36 - 2.20% Asset Charge


Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge
Rider - Zero Years

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                   Value at Beginning   Value at End of
                                                                   of Period (1/1/03)  Period (12/31/03)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2003

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           9.51               12.57                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 9.24               12.18                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                    9.49               13.72                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                             9.83               13.70                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio                                        9.98               11.66                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio                            9.73               11.47                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio                                 9.87               12.47                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio                                   9.89               12.03                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio                                          10.08               12.70                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund                                        9.51                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund                                    9.54                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        9.98               11.93                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                9.80               12.63                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              9.62               13.14                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                      9.99               11.50                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              9.91               11.92                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           9.96               11.44                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         9.77               12.25                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                      9.99               12.70                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    9.80               11.83                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               9.71               12.30                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             9.64               12.50                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       10.54               13.07                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          9.76               12.23                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.27               10.54                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            10.06               13.60                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.99                9.87                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           9.78               13.69                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                                       9.61               12.18                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                                          9.30               11.63                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund                                               9.65               13.71                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                                               10.27               11.81                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II)                             10.19               10.34                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio
                                                                          9.93               13.20                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio (3/21/03 -                 0.00               11.92                   0
12/31/03)

------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund                                                  10.04               12.63                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio                                     9.92               12.71                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio                                       9.99               13.80                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                                      10.26               12.52                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            9.61               12.21                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            9.69               11.55                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              9.59               12.51                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   9.77               11.89                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00               10.81                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.91                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.42                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00               10.05                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     10.09                6.18                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        9.54               12.99                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                         9.58               13.63                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.97                9.75                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       10.14                7.57                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund                                         10.24                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              10.54               12.19                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  10.21               15.40                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       10.67               15.14                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       10.24               13.47                   0

------------------------------------------------------------------------------------------------------------------------------


Table 37 - 2.25% Asset Charge


Base Contract with Higher Education Rider and Estate Planning Rider

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                   Value at Beginning   Value at End of
                                                                   of Period (1/1/03)  Period (12/31/03)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2003

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           6.87                9.08                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 6.77                8.92                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                    7.20               10.40                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                             7.44               10.36                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio                                        8.97               10.48                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio                            7.88                9.28                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio                                 7.96               10.05                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio                                   8.32               10.12                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio                                           8.73               10.99                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund                                        7.57                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund                                    5.91                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        8.50               10.16                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                7.75                9.98                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              7.10                9.69                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                      8.93               10.27                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              8.31               10.00                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           9.00               10.33                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         8.92               11.18                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                      8.26               10.50                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    8.29               10.00                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               7.89                9.99                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             6.99                9.06                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       10.10               12.52                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          7.77                9.73                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.67               10.95                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                             8.90               12.03                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.93                9.81                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           8.24               11.52                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                                       8.47               10.74                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                                          7.78                9.72                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund                                               6.48                9.21                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                                                8.46                9.72                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II)                             10.50               10.65                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio
                                                                          7.56               10.05                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio (3/21/03 -                 0.00               11.91                   0
12/31/03)

------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund                                                   7.32                9.20                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio                                     8.10               10.38                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio                                       8.48               11.72                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                                       9.12               11.12                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            6.91                8.78                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            7.92                9.44                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              6.88                8.98                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   7.66                9.32                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00               10.81                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.91                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.42                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00               10.04                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     11.01                6.74                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        6.90                9.40                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                         7.55               10.73                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.88                9.66                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       11.45                8.55                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund                                         10.24                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              10.54               12.18                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                   8.35               12.59                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                        9.30               13.19                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       10.24               13.46                   0

------------------------------------------------------------------------------------------------------------------------------


Table 38 - 2.30% Asset Charge


Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender
Charge Rider - Five Years
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                   Value at Beginning   Value at End of
                                                                   of Period (1/1/03)  Period (12/31/03)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2003

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           6.87                9.07                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 6.77                8.91                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                    7.19               10.39                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                             7.44               10.35                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio                                        8.97               10.47                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio                            7.87                9.27                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio                                 7.95               10.04                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio                                   8.32               10.11                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio                                           8.73               10.98                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund                                        7.57                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund                                    5.91                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        8.50               10.15                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                7.75                9.98                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              7.09                9.68                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                      8.93               10.26                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              8.31                9.99                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           9.00               10.32                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         8.91               11.17                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                      8.26               10.49                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    8.28                9.99                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               7.89                9.98                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             6.99                9.05                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       10.10               12.51                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          7.76                9.72                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.66               10.94                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                             8.89               12.02                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.93                9.80                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           8.24               11.51                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                                       8.47               10.73                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                                          7.77                9.71                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund                                               6.48                9.20                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                                                8.46                9.71                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II)                             10.50               10.64                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio
                                                                          7.55               10.04                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio (3/21/03 -                 0.00               11.91                   0
12/31/03)

------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund                                                   7.31                9.19                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio                                     8.10               10.37                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio                                       8.48               11.70                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                                       9.11               11.11                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            6.90                8.77                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            7.92                9.43                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              6.88                8.97                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   7.66                9.31                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00               10.80                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.91                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.41                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00               10.04                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     11.00                6.74                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        6.90                9.39                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                         7.55               10.72                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.88                9.65                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       11.45                8.54                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund                                         10.24                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              10.54               12.17                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                   8.35               12.58                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                        9.30               13.18                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       10.24               13.46                   0

------------------------------------------------------------------------------------------------------------------------------


Table 39 - 2.40% Asset Charge


Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender
Charge Rider - Three Years
Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                               Accumulation Unit   Accumulation Unit   Number of Accumulation
                                                                  Value at Beginning  Value at End of
                                                                  of Period (1/1/03)  Period (12/31/03)   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2003

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           6.86                9.06                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 6.76                8.90                  65

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                    7.19               10.37                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                             7.43               10.33                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio                                        8.96               10.45                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio                            7.87                9.25                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio                                 7.95               10.02                  59

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio                                   8.31               10.09                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio                                           8.72               10.96                  55

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund                                        7.57                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund                                    5.91                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        8.50               10.13                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                7.75                9.96                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              7.09                9.66                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                      8.92               10.25                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              8.30                9.97                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           8.99               10.30                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         8.91               11.15                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                      8.25               10.47                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    8.27                9.97                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               7.88                9.96                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             6.98                9.04                  66

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       10.09               12.49                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          7.76                9.70                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.65               10.92                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                             8.88               11.99                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.92                9.78                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           8.23               11.49                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                                       8.46               10.70                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                                          7.77                9.69                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund                                               6.47                9.18                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                                                8.45                9.69                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II)                             10.49               10.63                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio
                                                                          7.55               10.02                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio (3/21/03 -                 0.00               11.90                   0
12/31/03)

------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund                                                   7.31                9.17                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio                                     8.09               10.35                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio                                       8.47               11.68                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                                       9.10               11.09                  53

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            6.90                8.75                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            7.91                9.41                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              6.88                8.96                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   7.65                9.29                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00               10.80                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.90                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.41                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00               10.03                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     11.00                6.72                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        6.90                9.37                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                         7.54               10.71                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.87                9.64                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       11.44                8.53                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund                                         10.23                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              10.54               12.16                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                   8.34               12.55                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                        9.29               13.15                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       10.24               13.44                   0

------------------------------------------------------------------------------------------------------------------------------


Table 40 - 2.50% Asset Charge


Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
Base Contract with Bonus Credit Rider and Higher Education Rider

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                               Accumulation Unit   Accumulation Unit   Number of Accumulation
                                                                  Value at Beginning  Value at End of
                                                                  of Period (1/1/03)  Period (12/31/03)   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2003

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           6.86                9.04                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 6.76                8.88                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                    7.18               10.35                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                             7.43               10.31                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio                                        8.95               10.43                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio                            7.86                9.23                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio                                 7.94               10.00                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio                                   8.31               10.07                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio                                           8.71               10.94                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund                                        7.56                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund                                    5.90                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        8.49               10.12                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                7.74                9.94                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              7.09                9.65                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                      8.91               10.23                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              8.29                9.95                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           8.98               10.28                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         8.90               11.13                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                      8.24               10.45                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    8.27                9.95                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               7.87                9.94                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             6.98                9.02                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       10.08               12.46                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          7.75                9.68                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.65               10.90                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                             8.88               11.97                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.91                9.76                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           8.22               11.47                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                                       8.45               10.68                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                                          7.76                9.67                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund                                               6.47                9.17                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                                                8.45                9.68                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II)                             10.49               10.61                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio
                                                                          7.54               10.00                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio (3/21/03 -                 0.00               11.89                   0
12/31/03)

------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund                                                   7.30                9.15                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio                                     8.08               10.33                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio                                       8.46               11.66                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                                       9.09               11.07                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            6.89                8.73                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            7.91                9.39                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              6.87                8.94                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   7.65                9.28                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00               10.79                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.89                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.40                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00               10.03                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     10.99                6.71                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        6.89                9.36                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                         7.54               10.69                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.86                9.62                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       11.44                8.52                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund                                         10.23                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              10.54               12.15                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                   8.33               12.53                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                        9.28               13.13                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       10.23               13.42                   0

------------------------------------------------------------------------------------------------------------------------------


Table 41 - 2.55% Asset Charge


Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender
Charge Rider - Zero Years

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                               Accumulation Unit   Accumulation Unit   Number of Accumulation
                                                                  Value at Beginning  Value at End of
                                                                  of Period (1/1/03)  Period (12/31/03)   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2003

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           9.50               12.52                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 9.24               12.13                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                    9.49               13.67                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                             9.83               13.64                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio                                        9.98               11.62                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio                            9.73               11.42                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio                                 9.86               12.42                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio                                   9.88               11.98                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio                                          10.07               12.65                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund                                        9.51                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund                                    9.54                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        9.97               11.88                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                9.80               12.58                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              9.62               13.08                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                      9.98               11.45                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              9.90               11.87                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           9.96               11.40                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         9.76               12.20                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                      9.98               12.65                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    9.79               11.79                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               9.71               12.25                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             9.64               12.45                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       10.53               13.01                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          9.75               12.18                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.26               10.50                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                            10.05               13.55                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.98                9.83                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           9.78               13.69                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                                       9.60               12.13                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                                          9.30               11.58                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund                                               9.64               13.65                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                                               10.27               11.76                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II)                             10.19               10.30                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio
                                                                          9.92               13.15                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio (3/21/03 -                 0.00               11.89                   0
12/31/03)

------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund                                                  10.03               12.58                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio                                     9.91               12.66                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio                                       9.98               13.74                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                                      10.25               12.47                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            9.60               12.16                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            9.68               11.50                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              9.58               12.46                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   9.77               11.84                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00               10.79                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.89                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.40                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00               10.02                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     10.08                6.15                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        9.53               12.94                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                         9.58               13.58                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.96                9.71                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       10.13                7.54                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund                                         10.23                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              10.54               12.14                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                  10.20               15.34                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                       10.66               15.08                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       10.23               13.42                   0

------------------------------------------------------------------------------------------------------------------------------


Table 42 - 2.65% Asset Charge


Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit
Rider
Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                               Accumulation Unit   Accumulation Unit   Number of Accumulation
                                                                  Value at Beginning  Value at End of
                                                                  of Period (1/1/03)  Period (12/31/03)   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2003

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           6.85                9.01                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 6.75                8.85                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                    7.17               10.32                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                             7.42               10.28                  29

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio                                        8.94               10.40                  61

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio                            7.85                9.21                  36

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio                                 7.93                9.98                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio                                   8.29               10.05                  46

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio                                           8.70               10.91                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund                                        7.55                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund                                    5.90                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        8.48               10.09                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                7.73                9.92                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              7.08                9.62                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                      8.90               10.20                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              8.28                9.92                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           8.97               10.25                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         8.89               11.09                  51

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                      8.23               10.42                  71

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    8.26                9.92                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               7.86                9.91                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             6.97                8.99                  87

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       10.07               12.43                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          7.74                9.66                  46

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.63               10.86                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                             8.86               11.93                  31

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.90                9.73                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           8.21               11.44                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                                       8.44               10.65                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                                          7.75                9.64                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund                                               6.46                9.14                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                                                8.44                9.65                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II)                             10.48               10.58                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio
                                                                          7.54                9.98                  30

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio (3/21/03 -                 0.00               11.88                   0
12/31/03)

------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund                                                   7.29                9.13                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio                                     8.07               10.30                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio                                       8.45               11.63                  37

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                                       9.08               11.03                  31

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            6.88                8.71                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            7.89                9.37                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              6.86                8.91                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   7.64                9.25                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00               10.78                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.88                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.39                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00               10.02                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     10.98                6.70                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        6.89                9.33                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                         7.53               10.66                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.85                9.60                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       11.42                8.49                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund                                         10.23                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              10.54               12.12                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                   8.33               12.50                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                        9.27               13.09                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       10.23               13.40                   0

------------------------------------------------------------------------------------------------------------------------------


Table 43 - 2.75% Asset Charge


Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                               Accumulation Unit   Accumulation Unit   Number of Accumulation
                                                                  Value at Beginning  Value at End of
                                                                  of Period (1/1/03)  Period (12/31/03)   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2003

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           6.84                9.00                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 6.74                8.84                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                    7.16               10.30                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                             7.41               10.26                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio                                        8.93               10.38                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio                            7.84                9.19                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio                                 7.92                9.96                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio                                   8.29               10.03                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio                                           8.69               10.89                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund                                        7.55                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund                                    5.89                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        8.48               10.07                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                7.73                9.90                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              7.07                9.61                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                      8.89               10.18                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              8.28                9.90                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           8.96               10.23                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         8.88               11.07                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                      8.22               10.40                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    8.25                9.91                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               7.86                9.89                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             6.96                8.98                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       10.06               12.40                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          7.73                9.64                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.62               10.84                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                             8.86               11.91                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.89                9.71                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           8.20               11.41                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                                       8.43               10.63                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                                          7.74                9.62                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund                                               6.46                9.13                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                                                8.43                9.64                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II)                             10.47               10.56                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio
                                                                          7.53                9.96                   0

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio (3/21/03 -                 0.00               11.87                   0
12/31/03)

------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund                                                   7.28                9.11                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio                                     8.06               10.28                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio                                       8.44               11.60                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                                       9.07               11.01                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            6.88                8.69                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            7.89                9.35                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              6.85                8.90                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   7.63                9.23                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00               10.77                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.88                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.38                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00               10.01                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     10.97                6.68                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        6.88                9.32                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                         7.52               10.64                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.85                9.58                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       11.42                8.48                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund                                         10.23                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              10.53               12.11                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                   8.32               12.48                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                        9.26               13.07                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       10.23               13.39                   0

------------------------------------------------------------------------------------------------------------------------------


Table 44 - 2.85% Asset Charge


Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                               Accumulation Unit   Accumulation Unit   Number of Accumulation
                                                                  Value at Beginning  Value at End of
                                                                  of Period (1/1/03)  Period (12/31/03)   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2003

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           6.84                8.98                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 6.74                8.82                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                    7.16               10.28                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                             7.40               10.24                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio                                        8.92               10.36                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio                            7.83                9.17                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio                                 7.91                9.94                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio                                   8.28               10.01                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio                                           8.68               10.87                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund                                        7.54                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund                                    5.89                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        8.47               10.06                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                7.72                9.88                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              7.07                9.59                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                      8.88               10.16                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              8.27                9.89                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           8.95               10.22                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         8.87               11.05                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                      8.22               10.39                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    8.24                9.89                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               7.85                9.87                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             6.95                8.96                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       10.05               12.38                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          7.73                9.62                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.61               10.82                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                             8.85               11.89                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.88                9.70                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           8.19               11.39                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                                       8.43               10.61                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                                          7.73                9.61                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund                                               6.45                9.11                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                                                8.43                9.62                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II)                             10.46               10.55                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio                                         9.95                   0
                                                                          7.53

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio (3/21/03 -                 0.00               11.86                   0
12/31/03)

------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund                                                   7.28                9.09                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio                                     8.06               10.26                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio                                       8.44               11.58                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                                       9.07               10.99                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            6.87                8.68                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            7.88                9.33                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              6.85                8.88                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   7.62                9.21                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00               10.76                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.87                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.38                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00               10.00                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     10.96                6.67                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        6.88                9.30                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                         7.52               10.63                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.84                9.56                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       11.41                8.47                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund                                         10.23                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              10.53               12.10                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                   8.31               12.46                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                        9.25               13.04                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       10.23               13.37                   0

------------------------------------------------------------------------------------------------------------------------------


Table 45 - 3.00% Asset Charge


Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death
Benefit Rider
Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                               Accumulation Unit   Accumulation Unit   Number of Accumulation
                                                                  Value at Beginning  Value at End of
                                                                  of Period (1/1/03)  Period (12/31/03)   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2003

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           6.83                8.95                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 6.73                8.79                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                    7.15               10.25                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                             7.39               10.21                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio                                        8.91               10.33                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio                            7.82                9.15                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio                                 7.90                9.91                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio                                   8.27                9.98                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio                                           8.67               10.84                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund                                        7.54                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund                                    5.88                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        8.46               10.03                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                7.72                9.86                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              7.06                9.57                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                      8.87               10.13                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              8.26                9.86                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           8.94               10.19                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         8.86               11.02                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                      8.21               10.36                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    8.23                9.86                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               7.84                9.84                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             6.94                8.93                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       10.04               12.34                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          7.72                9.59                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.60               10.79                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                             8.84               11.86                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.86                9.67                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           8.18               11.36                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                                       8.42               10.58                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                                          7.72                9.58                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund                                               6.45                9.09                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                                                8.42                9.60                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II)                             10.45               10.52                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio                                         9.92                   0
                                                                          7.52

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio (3/21/03 -                 0.00               11.85                   0
12/31/03)

------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund                                                   7.27                9.07                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio                                     8.04               10.23                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio                                       8.42               11.55                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                                       9.05               10.96                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            6.86                8.65                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            7.87                9.30                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              6.84                8.85                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   7.61                9.19                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00               10.75                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.86                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.37                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00                9.99                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     10.95                6.66                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        6.87                9.28                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                         7.51               10.60                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.83                9.54                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       11.40                8.44                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund                                         10.22                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              10.53               12.07                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                   8.31               12.43                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                        9.24               13.00                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       10.22               13.35                   0

------------------------------------------------------------------------------------------------------------------------------


Table 46 - 3.10% Asset Charge


Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                               Accumulation Unit   Accumulation Unit   Number of Accumulation
                                                                  Value at Beginning  Value at End of
                                                                  of Period (1/1/03)  Period (12/31/03)   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2003

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           6.82                8.94                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 6.72                8.78                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                    7.14               10.23                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                             7.39               10.19                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio                                        8.90               10.31                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio                            7.82                9.13                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio                                 7.90                9.89                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio                                   8.26                9.96                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio                                           8.66               10.82                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund                                        7.53                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund                                    5.88                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        8.46               10.02                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                7.71                9.84                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              7.06                9.55                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                      8.86               10.11                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              8.25                9.84                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           8.93               10.17                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         8.85               11.00                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                      8.20               10.34                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    8.22                9.84                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               7.83                9.83                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             6.94                8.92                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       10.03               12.32                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          7.71                9.57                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.59               10.77                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                             8.83               11.83                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.85                9.65                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           8.18               11.34                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                                       8.41               10.56                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                                          7.72                9.56                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund                                               6.44                9.08                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                                                8.41                9.58                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II)                             10.44               10.50                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio                                         9.90                   0
                                                                          7.51

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio (3/21/03 -                 0.00               11.84                   0
12/31/03)

------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund                                                   7.26                9.05                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio                                     8.04               10.21                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio                                       8.42               11.53                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                                       9.04               10.94                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            6.85                8.63                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            7.86                9.29                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              6.83                8.84                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   7.61                9.17                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00               10.75                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.85                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.36                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00                9.99                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     10.95                6.65                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        6.87                9.26                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                         7.51               10.58                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.82                9.53                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       11.39                8.43                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund                                         10.22                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              10.53               12.06                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                   8.30               12.41                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                        9.23               12.98                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       10.22               13.33                   0

------------------------------------------------------------------------------------------------------------------------------


Table 47 - 3.25% Asset Charge


Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit
Rider

------------------------------------------------------------------------------------------------------------------------------

Investment Division                                               Accumulation Unit   Accumulation Unit   Number of Accumulation
                                                                  Value at Beginning  Value at End of
                                                                  of Period (1/1/03)  Period (12/31/03)   Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2003

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           6.81                8.91                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 6.71                8.75                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                    7.13               10.20                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                             7.38               10.16                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio                                        8.89               10.28                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio                            7.81                9.10                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio                                 7.89                9.86                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio                                   8.25                9.93                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio                                           8.65               10.79                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund                                        7.52                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund                                    5.87                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        8.45                9.99                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                7.70                9.82                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              7.05                9.53                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                      8.85               10.08                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              8.24                9.81                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           8.92               10.14                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         8.84               10.97                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                      8.19               10.31                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    8.21                9.81                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               7.82                9.80                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             6.93                8.89                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       10.01               12.29                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          7.70                9.55                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.57               10.74                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                             8.82               11.80                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.84                9.62                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           8.17               11.31                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                                       8.40               10.53                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                                          7.71                9.53                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund                                               6.44                9.05                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                                                8.41                9.56                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II)                             10.43               10.48                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio                                         9.88                   0
                                                                          7.51

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio (3/21/03 -                 0.00               11.82                   0
12/31/03)

------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund                                                   7.25                9.02                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio                                     8.03               10.18                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio                                       8.41               11.49                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                                       9.03               10.91                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            6.84                8.61                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            7.85                9.26                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              6.82                8.81                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   7.59                9.14                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00               10.74                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.84                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.35                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00                9.98                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     10.93                6.63                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        6.86                9.24                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                         7.50               10.56                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.81                9.50                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       11.38                8.41                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund                                         10.22                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              10.53               12.04                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                   8.29               12.38                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                        9.22               12.94                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       10.22               13.31                   0

------------------------------------------------------------------------------------------------------------------------------


Table 48 - 3.35% Asset Charge


Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit
Rider

------------------------------------------------------------------------------------------------------------------------------

                       Investment Division                         Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                   Value at Beginning   Value at End of
                                                                   of Period (1/1/03)  Period (12/31/03)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------

2003

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                           6.80                8.89                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                 6.71                8.74                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                    7.12               10.18                   0

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                             7.37               10.14                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio                                        8.88               10.26                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio                            7.80                9.09                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio                                 7.88                9.84                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio                                   8.24                9.91                   0

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio                                           8.64               10.77                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund                                        7.52                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund                                    5.87                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        8.44                9.97                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                7.70                9.80                   0

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                              7.04                9.51                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                      8.84               10.06                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                              8.23                9.79                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           8.91               10.12                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         8.83               10.95                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                      8.18               10.29                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    8.20                9.79                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               7.81                9.78                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             6.92                8.87                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                       10.00               12.26                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          7.69                9.53                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                             10.56               10.72                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                             8.81               11.78                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       9.83                9.60                   0

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           8.16               11.28                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund                                       8.39               10.51                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                                          7.70                9.51                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund                                               6.43                9.04                   0

------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                                                8.40                9.54                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II)                             10.43               10.46                   0

------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio                                         9.86                   0
                                                                          7.50

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio (3/21/03 -                 0.00               11.81                   0
12/31/03)

------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund                                                   7.24                9.01                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio                                     8.02               10.16                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio                                       8.40               11.47                   0

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                                       9.02               10.89                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                            6.84                8.59                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            7.84                9.24                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              6.82                8.80                   0

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   7.59                9.13                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00               10.73                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.84                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.34                   0

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00                9.97                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                     10.93                6.62                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        6.85                9.23                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                         7.49               10.54                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                      9.81                9.49                   0

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                       11.37                8.40                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund                                         10.22                0.00                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                              10.52               12.03                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                   8.29               12.36                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                        9.21               12.92                   0

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                       10.22               13.29                   0


------------------------------------------------------------------------------------------------------------------------------

Table 49 - 1.20% Asset Charge

Base Contract with Minimum Premium Rider
Base Contract with Surrender Charge Rider - Five Years (11/01/02 - 12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                   Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                        Value at Beginning    Value at End of
                                                                            of Period            Period       Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2002

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                            10.00                6.94                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                6.84                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                7.26                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                7.52                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                9.06                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                7.95                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                8.03                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                8.40                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00                8.81                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                7.63                 180

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                    10.00                5.95                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                8.56                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                7.81                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                7.15                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00                9.02                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                8.39                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                9.09                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                9.00                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00                8.34                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                8.37                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                7.97                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                7.06                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00               10.20                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                7.84                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.77                 283

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                              10.00                8.98                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00               10.03                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                8.32                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                8.55                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                7.85                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                      10.00                6.53                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00                8.52                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00               10.58                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) Portfolio (5/1/02 -
12/31/02)                                                                      10.00                7.61                  0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00                7.39                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                8.18                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00                8.56                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00                9.20                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                6.97                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                8.00                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                6.95                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                7.74                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               11.09                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                6.95                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                7.60                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.95                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               11.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                      10.00               10.26                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                      10.00               10.56                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00                8.41                 176

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00                9.39                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 -                                 10.00               10.26                  0
12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------


Table 50 - 1.30% Asset Charge


Base Contract with Estate Planning Rider
Base Contract with Surrender Charge Rider - Three Years (11/01/02 - 12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                    Accumulation Unit  Accumulation Unit  Number of Accumulation
                                                                        Value at Beginning   Value at End of
                                                                             of Period            Period      Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2002

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                             10.00               6.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                   10.00               6.83                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                      10.00               7.26                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)                10.00               7.51                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                         10.00               9.05                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)              10.00               7.95                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                    10.00               8.03                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                      10.00               8.40                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                             10.00               8.81                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                          10.00               7.62                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                     10.00               5.95                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                          10.00               8.56                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                  10.00               7.80                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)                10.00               7.14                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                       10.00               9.01                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                 10.00               8.39                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                             10.00               9.08                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                           10.00               9.00                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                        10.00               8.33                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00               8.36                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                  10.00               7.96                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                               10.00               7.05                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                          10.00              10.19                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                            10.00               7.84                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)                10.00              10.76                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                               10.00               8.97                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                         10.00              10.02                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                             10.00               8.31                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                         10.00               8.55                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                            10.00               7.85                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                                 10.00               6.52                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                  10.00               8.52                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 - 12/31/02)                10.00              10.57                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 - 12/31/02)       10.00               7.60                  0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                    10.00               7.38                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                       10.00               8.17                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio (2/1/02 - 12/31/02)                         10.00               8.56                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                         10.00               9.19                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                              10.00               6.97                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                              10.00               7.99                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                                10.00               6.94                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                     10.00               7.73                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                        10.00              11.08                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                          10.00               6.95                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                           10.00               7.60                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                        10.00               9.94                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                          10.00              11.53                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                       10.00              10.25                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                       10.00              10.56                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                     10.00               8.40                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                         10.00               9.38                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 -                                  10.00              10.25                  0
12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------


Table 51 - 1.45% Asset Charge


Base Contract with Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Five Years (11/01/02 - 12/31/02)
Base Contract with Surrender Charge Rider - Zero Years (11/01/02 - 12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                       of Period             Period           Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2002

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                            10.00                6.92                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                6.82                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                7.25                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                7.50                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                9.03                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                7.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                8.02                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                8.39                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00                8.79                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                7.61                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                    10.00                5.94                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                8.55                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                7.80                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                7.14                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00                9.00                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                8.37                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                9.07                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                8.98                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00                8.32                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                8.35                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                7.95                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                7.04                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00               10.18                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                7.83                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.75                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                              10.00                8.96                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00               10.00                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                8.30                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                8.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                7.83                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                      10.00                6.51                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00                8.51                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00               10.56                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company Portfolio (Series Trust II)
(5/1/02 - 12/31/02)                                                            10.00                7.60                  0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00                7.37                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                8.16                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00                8.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00                9.18                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                6.96                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                7.98                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                6.94                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                7.72                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               11.07                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                6.94                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                7.59                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               11.52                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                      10.00               10.25                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                      10.00               10.56                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00                8.39                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00                9.37                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 -                                 10.00               10.25                  0
12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------


Table 52 - 1.55% Asset Charge


Base Contract with Estate Planning Rider and Surrender Charge Rider - Five Years (11/01/02 - 12/31/02)
Base Contract with Minimum Premium Rider and Estate Planning Rider
Base Contract with Bonus Credit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Three Years (11/01/02 - 12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                   Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                       Value at Beginning    Value at End of
                                                                            of Period             Period      Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2002

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                            10.00                6.92                 857

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                6.82                 409

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                7.24                 572

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                7.49                 415

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                9.03                2,385

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                7.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                8.01                  6

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                8.38                3,740

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00                8.79                 606

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                7.61                  7

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                    10.00                5.94                  24

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                8.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                7.79                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                7.13                  20

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00                8.99                3,274

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                8.37                 325

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                9.06                 588

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                8.98                6,968

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00                8.32                9,245

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                8.34                5,865

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                7.94                  6

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                7.04                11,578

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00               10.17                 426

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                7.82                8,596

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.74                1,415

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                              10.00                8.95                2,175

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00               10.00               117,810

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                8.29                1,402

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                8.53                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                7.83                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                      10.00                6.51                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00                8.50                1,995

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00               10.55                  28

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00                7.59                 483

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00                7.36                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                8.15                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00                8.54                  14

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00                9.17                 635

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                6.95                5,282

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                7.97                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                6.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                7.71                3,589

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               11.06                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                6.94                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                7.58                  3

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.93               104,539

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               11.51                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                      10.00               10.25                 182

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                      10.00               10.55                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00                8.39                15,633

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00                9.36                  12

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 -                                 10.00               10.25                  0
12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------


Table 53 - 1.65% Asset Charge


Base Contract with Estate Planning Rider and Surrender Charge Rider - Three Years (11/01/02 - 12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                       of Period            Period            Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2002

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                            10.00                9.52                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                9.25                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                9.50                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                9.84                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                9.99                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                9.74                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                9.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                9.90                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00               10.09                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                9.52                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                    10.00                9.55                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                9.99                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                9.81                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                9.63                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00               10.00                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                9.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                9.97                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                9.78                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00               10.00                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                9.81                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                9.72                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                9.65                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00               10.55                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                9.77                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.28                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                              10.00               10.07                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00               10.00                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                9.79                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                9.62                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                9.31                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                                10.00                9.65                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00               10.28                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 - 12/31/02)               10.00               10.20                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02 -
12/31/02)                                                                      10.00                9.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00               10.05                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                9.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00               10.00                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00               10.27                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                9.62                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                9.70                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                9.59                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                9.78                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               10.09                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                9.55                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                9.59                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.98                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               10.15                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund (11/01/02 - 12/31/02)                         10.00               10.25                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 - 12/31/02)                              10.00               10.55                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00               10.22                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00               10.68                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/02)                       10.00               10.25                  0

-----------------------------------------------------------------------------------------------------------------------------------


Table 54 - 1.70% Asset Charge


Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years (11/01/02 - 12/31/02)
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Zero Years (11/01/02 - 12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                   Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                       Value at Beginning    Value at End of
                                                                            of Period            Period       Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2002

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                            10.00                6.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                6.81                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                7.23                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                7.48                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                9.01                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                7.92                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                8.00                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                8.37                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00                8.77                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                7.60                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                    10.00                5.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                8.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                7.78                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                7.12                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00                8.98                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                8.35                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                9.05                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                8.96                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00                8.30                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                8.33                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                7.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                7.03                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00               10.15                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                7.81                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.72                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                              10.00                8.94                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00                9.98                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                8.28                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                8.52                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                7.82                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                      10.00                6.50                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00                8.49                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00               10.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02 -
12/31/02)                                                                      10.00                7.58                  0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00                7.35                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                8.14                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00                8.53                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00                9.16                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                6.94                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                7.96                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                6.92                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                7.70                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               11.05                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                6.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                7.58                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.92                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               11.50                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                      10.00               10.25                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                      10.00               10.55                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00                8.38                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00                9.35                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 -                                 10.00               10.25                  0
12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------


Table 55 - 1.80% Asset Charge


Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Five Years (11/01/02 - 12/31/02)
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years (11/01/02 - 12/31/02)
Base Contract with Estate Planning Rider and Surrender Charge Rider - Zero Years(11/01/02 - 12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                   Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                       Value at Beginning    Value at End of
                                                                             of Period           Period       Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2002

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                            10.00                6.90                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                6.80                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                7.23                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                7.47                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                9.01                 684

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                7.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                7.99                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                8.36                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00                8.76                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                7.60                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                    10.00                5.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                8.53                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                7.78                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                7.12                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00                8.97                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                8.35                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                9.04                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                8.95                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00                8.30                 552

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                8.32                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                7.92                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                7.02                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00               10.15                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                7.80                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.71                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                              10.00                8.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00                9.97                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                8.27                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                8.51                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                7.81                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                      10.00                6.50                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00                8.49                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00               10.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02 -
12/31/02)                                                                      10.00                7.58                  0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00                7.35                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                8.13                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00                8.52                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00                9.15                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                6.94                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                7.96                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                6.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                7.70                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               11.04                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                6.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                7.57                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               11.49                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                      10.00               10.25                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                      10.00               10.55                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00                8.37                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00                9.34                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 -                                 10.00               10.25                  0
12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------


Table 56 - 1.90% Asset Charge


Base Contract with Bonus Credit Rider and Estate Planning Rider
Base Contract with Higher Education Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Three Years (11/01/02 - 12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                   Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                      Value at Beginning    Value at End of
                                                                           of Period             Period       Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2002

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                            10.00                6.89                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                6.79                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                7.22                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                7.47                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                9.00                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                7.90                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                7.98                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                8.35                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00                8.76                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                7.59                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                    10.00                5.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                8.52                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                7.77                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                7.11                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00                8.96                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                8.34                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                9.03                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                8.95                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00                8.29                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                8.31                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                7.92                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                7.01                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00               10.14                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                7.79                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.70                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                              10.00                8.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00                9.96                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                8.27                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                8.50                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                7.80                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                      10.00                6.49                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00                8.48                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00               10.53                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02 -
12/31/02)                                                                      10.00                7.57                  0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00                7.34                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                8.13                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00                8.51                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00                9.14                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                6.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                7.95                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                6.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                7.69                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               11.03                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                6.92                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                7.57                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.90                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               11.48                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                      10.00               10.24                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                      10.00               10.55                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00                8.37                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00                9.33                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 -                                 10.00               10.24                  0
12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------


Table 57 - 1.95% Asset Charge


Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit
Rider and Surrender Charge Rider - Five Years (11/01/02 - 12/31/02)

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years (11/01/02 - 12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                   Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                      Value at Beginning    Value at End of
                                                                           of Period             Period       Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2002

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                            10.00                9.51                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                9.25                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                9.50                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                9.84                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                9.99                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                9.74                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                9.87                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                9.89                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00               10.08                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                9.52                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                    10.00                9.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                9.98                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                9.81                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                9.63                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00                9.99                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                9.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                9.97                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                9.77                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00                9.99                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                9.80                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                9.72                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                9.65                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00               10.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                9.76                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.27                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                              10.00               10.06                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00                9.99                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                9.79                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                9.61                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                9.30                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                      10.00                9.65                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00               10.28                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00               10.20                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02 -
12/31/02)                                                                      10.00                9.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00               10.04                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                9.92                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00                9.99                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00               10.26                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                9.61                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                9.69                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                9.59                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                9.78                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               10.09                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                9.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                9.59                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.97                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               10.14                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                      10.00               10.24                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                      10.00               10.55                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00               10.21                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00               10.67                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 -                                 10.00               10.24                  0
12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------


Table 58 - 2.05% Asset Charge


Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit
Rider and Surrender Charge Rider - Five Years (11/01/02 - 12/31/02)

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
(11/01/02 - 12/31/02)
Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Zero Years (11/01/02 - 12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                   Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                      Value at Beginning    Value at End of
                                                                           of Period             Period       Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2002

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                            10.00                6.89                4,101

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                6.79                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                7.21                1,954

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                7.46                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                8.99                3,775

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                7.89                  75

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                7.97                2,946

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                8.34                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00                8.74                2,720

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                7.58                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                    10.00                5.92                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                8.52                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                7.76                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                7.11                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00                8.95                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                8.33                 567

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                9.02                1,648

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                8.93                 605

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00                8.28                1,014

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                8.30                2,627

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                7.91                1,136

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                7.00                 853

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00               10.12                1,531

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                7.78                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.69                1,218

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                              10.00                8.91                2,645

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00                9.95                23,342

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                8.26                  71

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                8.49                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                7.79                1,173

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                      10.00                6.49                1,194

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00                8.47                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00               10.52                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02 -
12/31/02)                                                                      10.00                7.57                  0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00                7.33                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                8.11                3,879

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00                8.50                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00                9.13                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                6.92                 624

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                7.94                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                6.90                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                7.68                 818

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               11.02                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                6.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                7.56                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.89                24,348

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               11.47                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                      10.00               10.24                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                      10.00               10.55                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00                8.36                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00                9.32                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 -                                 10.00               10.24                  0
12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------


Table 59 - 2.15% Asset Charge


Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
(11/01/02 - 12/31/02)
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider
Base Contract with Minimum Premium Rider and Higher Education Rider

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                   Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                      Value at Beginning    Value at End of
                                                                           of Period             Period       Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2002

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                            10.00                6.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                6.78                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                7.20                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                7.45                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                8.98                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                7.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                7.96                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                8.33                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00                8.74                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                7.58                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                    10.00                5.92                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                8.51                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                7.76                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                7.10                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00                8.94                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                8.32                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                9.01                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                8.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00                8.27                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                8.29                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                7.90                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                7.00                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00               10.11                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                7.78                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.68                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                              10.00                8.90                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00                9.94                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                8.25                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                8.48                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                7.78                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                      10.00                6.48                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00                8.47                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00               10.51                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02 -
12/31/02)                                                                      10.00                7.56                  0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00                7.32                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                8.11                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00                8.49                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00                9.12                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                6.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                7.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                6.89                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                7.67                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               11.02                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                6.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                7.55                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.89                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               11.46                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                      10.00               10.24                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                      10.00               10.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00                8.35                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00                9.31                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 -                                 10.00               10.24                  0
12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------


Table 60 - 2.20% Asset Charge


Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge
Rider - Zero Years (11/01/02 - 12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                   Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                      Value at Beginning    Value at End of
                                                                           of Period             Period       Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2002

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                            10.00                9.51                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                9.24                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                9.49                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                9.83                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                9.98                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                9.73                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                9.87                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                9.89                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00               10.08                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                9.51                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                    10.00                9.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                9.98                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                9.80                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                9.62                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00                9.99                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                9.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                9.96                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                9.77                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00                9.99                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                9.80                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                9.71                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                9.64                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00               10.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                9.76                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.27                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                              10.00               10.06                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00                9.99                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                9.78                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                9.61                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                9.30                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                      10.00                9.65                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00               10.27                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00               10.19                  0

-----------------------------------------------------------------------------------------------------------------------------------



J.P. Morgan Small Company Portfolio (Series Trust II (5/1/02 -
12/31/02)                                                                      10.00                9.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00               10.04                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                9.92                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00                9.99                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00               10.26                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                9.61                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                9.69                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                9.59                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                9.77                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               10.09                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                9.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                9.58                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.97                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               10.14                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                      10.00               10.24                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                      10.00               10.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00               10.21                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00               10.67                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 -                                 10.00               10.24                  0
12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------


Table 61 - 2.25% Asset Charge


Base Contract with Higher Education Rider and Estate Planning Rider

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                   Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                      Value at Beginning    Value at End of
                                                                           of Period             Period       Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2002

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                            10.00                6.87                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                6.77                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                7.20                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                7.44                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                8.97                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                7.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                7.96                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                8.32                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00                8.73                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                7.57                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                    10.00                5.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                8.50                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                7.75                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                7.10                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00                8.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                8.31                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                9.00                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                8.92                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00                8.26                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                8.29                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                7.89                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                6.99                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00               10.10                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                7.77                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.67                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                              10.00                8.90                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00                9.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                8.24                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                8.47                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                7.78                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                      10.00                6.48                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00                8.46                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00               10.50                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00                7.56                  0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00                7.32                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                8.10                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00                8.48                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00                9.12                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                6.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                7.92                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                6.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                7.66                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               11.01                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                6.90                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                7.55                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               11.45                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                      10.00               10.24                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                      10.00               10.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00                8.35                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00                9.30                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 -                                 10.00               10.24                  0
12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------



Table 62 - 2.30% Asset Charge


Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge
Rider - Five Years (11/01/02 - 12/31/02)
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit
Rider and Surrender Charge Rider - Zero Years (11/01/02 - 12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                   Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                      Value at Beginning    Value at End of
                                                                           of Period             Period       Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2002

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                            10.00                6.87                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                6.77                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                7.19                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                7.44                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                8.97                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                7.87                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                7.95                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                8.32                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00                8.73                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                7.57                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                    10.00                5.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                8.50                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                7.75                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                7.09                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00                8.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                8.31                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                9.00                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                8.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00                8.26                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                8.28                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                7.89                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                6.99                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00               10.10                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                7.76                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.66                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                              10.00                8.89                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00                9.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                8.24                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                8.47                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                7.77                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                      10.00                6.48                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00                8.46                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00               10.50                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00                7.55                  0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00                7.31                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                8.10                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00                8.48                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00                9.11                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                6.90                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                7.92                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                6.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                7.66                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               11.00                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                6.90                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                7.55                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               11.45                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                      10.00               10.24                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                      10.00               10.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00                8.35                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00                9.30                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 -                                 10.00               10.24                  0
12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------



Table 63 - 2.40% Asset Charge


Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge
Rider - Three Years (11/01/02 - 12/31/02)
Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                       of Period            Period            Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2002

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                            10.00                6.86                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                6.76                  27

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                7.19                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                7.43                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                8.96                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                7.87                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                7.95                  25

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                8.31                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00                8.72                  23

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                7.57                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                    10.00                5.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                8.50                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                7.75                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                7.09                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00                8.92                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                8.30                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                8.99                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                8.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00                8.25                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                8.27                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                7.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                6.98                  27

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00               10.09                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                7.76                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.65                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                              10.00                8.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00                9.92                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                8.23                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                8.46                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                7.77                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                      10.00                6.47                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00                8.45                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00               10.49                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00                7.55                  0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00                7.31                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                8.09                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00                8.47                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00                9.10                  22

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                6.90                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                7.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                6.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                7.65                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               11.00                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                6.90                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                7.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.87                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               11.44                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                      10.00               10.23                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                      10.00               10.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00                8.34                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00                9.29                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 -                                 10.00               10.24                  0
12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------


Table 64 - 2.50% Asset Charge


Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
Base Contract with Bonus Credit Rider and Higher Education Rider

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                                       Value at Beginning   Value at End of
                                                                       of Period            Period            Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2002

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                            10.00                6.86                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                6.76                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                7.18                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                7.43                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                8.95                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                7.86                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                7.94                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                8.31                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00                8.71                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                7.56                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                    10.00                5.90                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                8.49                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                7.74                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                7.09                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00                8.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                8.29                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                8.98                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                8.90                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00                8.24                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                8.27                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                7.87                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                6.98                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00               10.08                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                7.75                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.65                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                              10.00                8.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00                9.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                8.22                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                8.45                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                7.76                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                      10.00                6.47                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00                8.45                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00               10.49                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company (Series Trust II) (5/1/02 - 12/31/02)                10.00                7.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00                7.30                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                8.08                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00                8.46                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00                9.09                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                6.89                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                7.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                6.87                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                7.65                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               10.99                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                6.89                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                7.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.86                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               11.44                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                      10.00               10.23                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                      10.00               10.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00                8.33                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00                9.28                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 -                                 10.00               10.23                  0
12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------


Table 65 - 2.55% Asset Charge


Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge
Rider - Zero Years (11/01/02 - 12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                       of Period            Period            Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2002

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                            10.00                9.50                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                9.24                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                9.49                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                9.83                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                9.98                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                9.73                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                9.86                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                9.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00               10.07                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                9.51                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                    10.00                9.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                9.97                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                9.80                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                9.62                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00                9.98                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                9.90                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                9.96                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                9.76                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00                9.98                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                9.79                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                9.71                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                9.64                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00               10.53                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                9.75                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.26                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                              10.00               10.05                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00                9.98                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                9.78                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                9.60                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                9.30                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                      10.00                9.64                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00               10.27                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00               10.19                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00                9.92                  0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00               10.03                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                9.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00                9.98                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00               10.25                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                9.60                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                9.68                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                9.58                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                9.77                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               10.08                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                9.53                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                9.58                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.96                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               10.13                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                      10.00               10.23                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                      10.00               10.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00               10.20                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00               10.66                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 -                                 10.00               10.23                  0
12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------



Table 66 - 2.65% Asset Charge


Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                       of Period            Period            Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2002

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                            10.00                6.85                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                6.75                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                7.17                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                7.42                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                8.94                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                7.85                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                7.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                8.29                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00                8.70                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                7.55                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                    10.00                5.90                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                8.48                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                7.73                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                7.08                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00                8.90                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                8.28                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                8.97                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                8.89                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00                8.23                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                8.26                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                7.86                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                6.97                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00               10.07                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                7.74                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.63                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                              10.00                8.86                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00                9.90                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                8.21                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                8.44                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                7.75                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                      10.00                6.46                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00                8.44                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00               10.48                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00                7.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00                7.29                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                8.07                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00                8.45                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00                9.08                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                6.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                7.89                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                6.86                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                7.64                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               10.98                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                6.89                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                7.53                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.85                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               11.42                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                      10.00               10.23                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                      10.00               10.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00                8.33                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00                9.27                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 -                                 10.00               10.23                  0
12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------


Table 67 - 2.75% Asset Charge


Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                                       Value at Beginning   Value at End of
                                                                       of Period            Period            Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2002

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                            10.00                6.84                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                6.74                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                7.16                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                7.41                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                8.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                7.84                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                7.92                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                8.29                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00                8.69                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                7.55                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                    10.00                5.89                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                8.48                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                7.73                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                7.07                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00                8.89                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                8.28                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                8.96                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                8.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00                8.22                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                8.25                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                7.86                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                6.96                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00               10.06                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                7.73                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.62                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                              10.00                8.86                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00                9.89                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                8.20                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                8.43                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                7.74                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                      10.00                6.46                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00                8.43                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00               10.47                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00                7.53                  0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00                7.28                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                8.06                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00                8.44                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00                9.07                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                6.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                7.89                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                6.85                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                7.63                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               10.97                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                6.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                7.52                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.85                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               11.42                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                      10.00               10.23                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                      10.00               10.53                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00                8.32                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00                9.26                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 -                                 10.00               10.23                  0
12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------


Table 68 - 2.85% Asset Charge


Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                       of Period            Period            Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2002

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                            10.00                6.84                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                6.74                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                7.16                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                7.40                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                8.92                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                7.83                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                7.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                8.28                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00                8.68                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                7.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                    10.00                5.89                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                8.47                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                7.72                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                7.07                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00                8.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                8.27                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                8.95                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                8.87                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00                8.22                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                8.24                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                7.85                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                6.95                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00               10.05                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                7.73                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.61                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                              10.00                8.85                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00                9.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                8.19                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                8.43                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                7.73                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                      10.00                6.45                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00                8.43                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00               10.46                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00                7.53                  0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00                7.28                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                8.06                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00                8.44                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00                9.07                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                6.87                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                7.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                6.85                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                7.62                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               10.96                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                6.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                7.52                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.84                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               11.41                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                      10.00               10.23                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                      10.00               10.53                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00                8.31                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00                9.25                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 -                                 10.00               10.23                  0
12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------


Table 69 - 3.00% Asset Charge


Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit
Rider
Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                       of Period            Period            Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2002

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                            10.00                6.83                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                6.73                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                7.15                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                7.39                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                8.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                7.82                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                7.90                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                8.27                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00                8.67                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                7.54                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                    10.00                5.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                8.46                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                7.72                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                7.06                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00                8.87                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                8.26                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                8.94                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                8.86                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00                8.21                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                8.23                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                7.84                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                6.94                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00               10.04                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                7.72                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.60                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                              10.00                8.84                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00                9.86                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                8.18                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                8.42                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                7.72                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                      10.00                6.45                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00                8.42                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00               10.45                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00                7.52                  0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00                7.27                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                8.04                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00                8.42                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00                9.05                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                6.86                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                7.87                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                6.84                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                7.61                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               10.95                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                6.87                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                7.51                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.83                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               11.40                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                      10.00               10.22                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                      10.00               10.53                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00                8.31                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00                9.24                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 -                                 10.00               10.22                  0
12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------


Table 70 - 3.10% Asset Charge


Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                       of Period            Period            Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2002

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                            10.00                6.82                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                6.72                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                7.14                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                7.39                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                8.90                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                7.82                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                7.90                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                8.26                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00                8.66                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                7.53                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                    10.00                5.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                8.46                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                7.71                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                7.06                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00                8.86                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                8.25                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                8.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                8.85                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00                8.20                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                8.22                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                7.83                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                6.94                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00               10.03                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                7.71                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.59                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                              10.00                8.83                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00                9.85                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                8.18                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                8.41                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                7.72                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                      10.00                6.44                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00                8.41                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00               10.44                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02 -
12/31/02)                                                                      10.00                7.51                  0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00                7.26                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                8.04                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00                8.42                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00                9.04                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                6.85                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                7.86                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                6.83                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                7.61                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               10.95                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                6.87                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                7.51                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.82                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               11.39                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                      10.00               10.22                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                      10.00               10.53                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00                8.30                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00                9.23                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 -                                 10.00               10.22                  0
12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------


Table 71 - 3.25% Asset Charge


Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher
Education Rider and Guaranteed Minimum Death Benefit Rider

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                       of Period            Period            Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2002

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                            10.00                6.81                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                6.71                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                7.13                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                7.38                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                8.89                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                7.81                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                7.89                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                8.25                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00                8.65                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                7.52                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                    10.00                5.87                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                8.45                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                7.70                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                7.05                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00                8.85                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                8.24                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                8.92                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                8.84                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00                8.19                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                8.21                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                7.82                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                6.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00               10.01                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                7.70                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.57                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                              10.00                8.82                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00                9.84                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                8.17                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                8.40                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                7.71                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                      10.00                6.44                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00                8.41                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00               10.43                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00                7.51                  0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00                7.25                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                8.03                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00                8.41                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00                9.03                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                6.84                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                7.85                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                6.82                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                7.59                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               10.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                6.86                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                7.50                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.81                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               11.38                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                      10.00               10.22                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                      10.00               10.53                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00                8.29                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00                9.22                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 -                                 10.00               10.22                  0
12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------


Table 72 - 3.35% Asset Charge


Base Contract with Bonus Credit Rider and Higher Education Rider and Estate
Planning Rider and Guaranteed Minimum Death Benefit Rider

-----------------------------------------------------------------------------------------------------------------------------------

                         Investment Portfolio                          Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                      Value at Beginning    Value at End of
                                                                           of Period             Period       Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2002

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                            10.00                6.80                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                  10.00                6.71                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                     10.00                7.12                  0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)               10.00                7.37                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                        10.00                8.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)             10.00                7.80                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                   10.00                7.88                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                     10.00                8.24                  0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                            10.00                8.64                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                         10.00                7.52                  0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                    10.00                5.87                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                         10.00                8.44                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                 10.00                7.70                  0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00                7.04                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                      10.00                8.84                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)                10.00                8.23                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                            10.00                8.91                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                          10.00                8.83                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                       10.00                8.18                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                8.20                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                 10.00                7.81                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                              10.00                6.92                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                         10.00               10.00                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                           10.00                7.69                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)               10.00               10.56                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                              10.00                8.81                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                        10.00                9.83                  0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                            10.00                8.16                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                        10.00                8.39                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                           10.00                7.70                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                      10.00                6.43                  0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                 10.00                8.40                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00               10.43                  0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                      10.00                7.50                  0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                   10.00                7.24                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                      10.00                8.02                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett International Portfolio (2/1/02 - 12/31/02)                        10.00                8.40                  0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                        10.00                9.02                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                             10.00                6.84                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                             10.00                7.84                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                               10.00                6.82                  0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                    10.00                7.59                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                       10.00               10.93                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                         10.00                6.85                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                          10.00                7.49                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                       10.00                9.81                  0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                         10.00               11.37                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                      10.00               10.22                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                      10.00               10.52                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                    10.00                8.29                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                        10.00                9.21                  0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 -                                 10.00               10.22                  0
12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------


                              FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.

      Midland National Life Insurance Company

      (an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)

      Financial Statements

      December 31, 2004, 2003 and 2002

Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Index
December 31, 2004, 2003 and 2002
--------------------------------------------------------------------------------


                                                                         Page(s)

Report of Independent Registered Public Accounting Firm........................1

Financial Statements

Balance Sheets   2

Statements of Income...........................................................3

Statements of Stockholder's Equity.............................................4

Statements of Cash Flows.....................................................5-6

Notes to Financial Statements...............................................7-31

             Report of Independent Registered Public Accounting Firm


      The Board of Directors and Stockholder of Midland National Life Insurance Company


      In our opinion, the accompanying balance sheets and the related statements of income, of stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of Midland National Life Insurance Company (an indirect, wholly owned subsidiary of Sammons Enterprises, Inc.) (the "Company") at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      As discussed in Note 1 to the financial statements the Company changed its method of accounting in 2004 for certain contracts issued by adopting American Institute of Certified Public Accountants Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, and for modified coinsurance reinsurance by adopting Statement of Financial Accounting Standards No. 133 Implementation Issue No. B36, Embedded
      Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments.


       /s/
       ----------------------------------------
       PricewaterhousesCoopers LLP

       March 4, 2005


Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Balance Sheets
--------------------------------------------------------------------------------
December 31, 2004 and 2003
--------------------------------------------------------------------------------

(amounts in thousands, except share and per share amounts)                              2004                2003

Assets
Investments
    Fixed maturities                                                                    $14,171,511         $11,418,585
    Equity securities                                                                       298,907             320,049
    Mortgage loans                                                                          436,261             483,595
    Policy loans                                                                            272,315             269,441
    Short-term investments                                                                  135,610             209,268
    Other invested assets and derivatives                                                   261,924             302,964
                                                                                  ------------------  ------------------
              Total investments                                                          15,576,528          13,003,902
Cash                                                                                         27,495              33,268
Accrued investment income                                                                   151,742             143,187
Deferred policy acquisition costs                                                         1,019,716           1,013,898
Deferred sales inducements                                                                  275,863             219,470
Present value of future profits of acquired businesses                                       43,254              48,502
Income tax asset                                                                            104,752              68,444
Other receivables and other assets                                                           78,996              71,787
Reinsurance receivables                                                                   1,352,839           1,156,434
Assets held in trust - restricted                                                                 -              29,199
Separate accounts assets                                                                    602,723             488,815
                                                                                  ------------------  ------------------
              Total assets                                                              $19,233,908         $16,276,906
                                                                                  ------------------  ------------------
Liabilities and Stockholder's Equity
Liabilities
    Policyholder account balances                                                       $14,825,850         $12,294,754
    Policy benefit reserves                                                                 786,500             713,282
    Policy claims and benefits payable                                                      112,902              92,684
    Repurchase agreements and collateral on derivative instruments                        1,244,877           1,040,429
    Other liabilities                                                                       410,738             460,650
    Trust fund payable                                                                            -              29,199
    Separate account liabilities                                                            602,723             488,815
                                                                                  ------------------  ------------------
              Total liabilities                                                          17,983,590          15,119,813
                                                                                  ------------------  ------------------
Commitments and contingencies
Stockholder's equity
    Common stock, $1 par value, 2,549,439 shares authorized,
     2,548,878 shares outstanding                                                             2,549               2,549
    Additional paid-in capital                                                              268,707             268,707
    Accumulated other comprehensive income                                                   97,243              65,252
    Retained earnings                                                                       881,819             820,585
                                                                                  ------------------  ------------------
              Total stockholder's equity                                                  1,250,318           1,157,093
                                                                                  ------------------  ------------------
              Total liabilities and stockholder's equity                                $19,233,908         $16,276,906
                                                                                  ------------------  ------------------


   The accompanying notes are an integral part of these financial statements.


Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Statements of Income
--------------------------------------------------------------------------------
Years Ended December 31, 2004, 2003 and 2002
--------------------------------------------------------------------------------

(amounts in thousands)                                                 2004               2003               2002

Revenues
Premiums                                                                $ 109,095          $ 112,118          $  96,815
Interest sensitive life and investment product charges                    247,658            225,966            157,699
Net investment income                                                     827,653            595,149            324,374
Net realized investment (losses) gains                                     (3,914)             3,482             14,514
Net unrealized (losses) gains on derivative instruments                    (8,063)            17,024            (22,115)
Other income                                                                6,300              6,601              5,066
                                                                  ----------------   ----------------   ----------------
              Total revenue                                             1,178,729            960,340            576,353
                                                                  ----------------   ----------------   ----------------
Benefits and expenses
Benefits incurred                                                         223,052            187,400            145,414
Amortization of deferred sales inducements                                 21,076             15,748                804
Interest credited to policyholder account balances                        575,534            400,478            211,811
                                                                  ----------------   ----------------   ----------------
              Total benefits                                              819,662            603,626            358,029
                                                                  ----------------   ----------------   ----------------
Operating expenses (net of commissions and other
 expenses deferred)                                                        74,462             81,073             44,386
Amortization of deferred policy acquisition costs and
 present value of future profits of acquired businesses                   116,504            113,614             49,197
                                                                  ----------------   ----------------   ----------------
              Total benefits and expenses                               1,010,628            798,313            451,612
                                                                  ----------------   ----------------   ----------------
              Income before income taxes and cumulative
               effect of a change in accounting principle                 168,101            162,027            124,741
Income tax expense                                                         58,318             55,328             43,021
                                                                  ----------------   ----------------   ----------------
              Income before cumulative effect of a
               change in accounting principle                             109,783            106,699             81,720
Cumulative effect on prior years of change in
 accounting principle                                                      (7,549)                 -                  -
                                                                  ----------------   ----------------   ----------------
              Net income                                                $ 102,234          $ 106,699          $  81,720
                                                                  ----------------   ----------------   ----------------

Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Statements of Stockholder's Equity
--------------------------------------------------------------------------------
Years Ended December 31, 2004, 2003 and 2002


                                                                                            Accumulated
                                                               Additional                    Other                      Total
                                                     Common     Paid-in     Comprehensive  Comprehensive  Retained   Stockholder's
(amounts in thousands)                               Stock      Capital     Income (Loss)  Income (Loss)  Earnings     Equity

Balances at December 31, 2001                        $ 2,549    $  33,707                   $ (31,568)    $ 695,166   $  699,854
Comprehensive income
   Net income                                                                $  81,720                       81,720       81,720
   Other comprehensive income
     Net unrealized gain on available-for-sale investments
      and certain interest rate swaps (net of tax $38,318)                      71,164         71,164                     71,164
                                                                            -----------
           Total comprehensive income                                        $ 152,884
                                                                            -----------
Capital contribution                                               10,000                                                 10,000
Dividends paid on common stock                                                                              (27,000)     (27,000)
                                                    ---------  -----------                 -----------   ----------- ------------
Balances at December 31, 2002                          2,549       43,707                      39,596       749,886      835,738
Comprehensive income
   Net income                                                                $ 106,699                      106,699      106,699
   Other comprehensive income
     Minimum pension liability (net of tax $407)                                  (756)          (756)                      (756)
     Net unrealized gain on available-for-sale investments
      and certain interest rate swaps (net of tax $14,222)                      26,412         26,412                     26,412
                                                                            -----------
           Total comprehensive income                                        $ 132,355
                                                                            -----------
Capital contribution                                              225,000                                                225,000
Dividends paid on common stock                                                                              (36,000)     (36,000)
                                                    ---------  -----------                 -----------   ----------- ------------
Balances at December 31, 2003                          2,549      268,707                      65,252       820,585    1,157,093
Comprehensive income
   Net income                                                                $ 102,234                      102,234      102,234
   Other comprehensive income
     Minimum pension liability (net of tax $1,572)                              (2,920)        (2,920)                    (2,920)
     Net unrealized gain on available-for-sale investments
      and certain interest rate swaps (net of tax $18,798)                      34,911         34,911                     34,911
                                                                            -----------
           Total comprehensive income                                        $ 134,225
                                                                            -----------
Dividends paid on common stock                                                                              (41,000)     (41,000)
                                                    ---------  -----------                 -----------   ----------- ------------
Balances at December 31, 2004                        $ 2,549    $ 268,707                   $  97,243     $ 881,819  $ 1,250,318
                                                    ---------  -----------                 -----------   ----------- ------------


   The accompanying notes are an integral part of these financial statements.


Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Statements of Cash Flows
--------------------------------------------------------------------------------
Years Ended December 31, 2004, 2003 and 2002


(amounts in thousands)                                                       2004               2003               2002

Cash flows from operating activities
Net income                                                                 $ 102,234          $ 106,699          $  81,720
Adjustments to reconcile net income to net cash
 provided by (used in) operating activities
    Amortization of deferred policy acquisition costs,
     deferred sales inducements and
     present value of future profits of
     acquired businesses                                                     137,580            129,362             50,001
    Net amortization of premiums and discounts on
     investments                                                             102,659             40,694             46,795
    Policy acquisition costs deferred                                       (222,276)          (265,951)          (281,385)
    Sales inducements costs deferred                                         (99,767)          (127,882)           (87,837)
    Net realized investment losses (gains)                                     3,914             (3,482)           (14,514)
    Net unrealized losses (gains) on derivative
     instruments                                                               8,063            (17,024)            22,115
    Cumulative effect of accounting change                                     7,549                  -                  -
    Deferred income taxes                                                    (49,696)           (17,447)           (18,166)
    Net interest credited and product charges on
     universal life and investment policies                                  559,296            344,543            132,368
    Changes in other assets and liabilities
      Net receivables                                                        (17,263)          (100,577)           (22,345)
      Net payables                                                           (53,059)           (19,808)            (9,203)
      Policy benefits                                                       (102,707)           (17,240)             6,319
      Other                                                                   29,558            (10,966)               188
                                                                    -----------------  -----------------  -----------------
              Net cash provided by (used in) operating
               activities                                                    406,085             40,921            (93,944)
                                                                    -----------------  -----------------  -----------------
Cash flows from investing activities
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                       5,590,085          6,407,146          5,274,090
    Equity securities                                                        222,225            306,724            118,338
    Mortgage loans                                                            41,368             65,711                  -
    Other invested assets and derivatives                                     59,716            157,831             38,282
Cost of investments acquired
    Fixed maturities                                                      (8,163,700)        (8,645,932)        (7,789,238)
    Equity securities                                                       (197,675)          (380,292)          (129,451)
    Other invested assets and derivatives                                   (176,351)          (114,483)          (122,988)
Purchase of CHC                                                                    -           (290,188)                 -
Net change in policy loans                                                    (2,874)            (2,222)               172
Net change in short-term investments                                          73,360            256,608            (88,630)
Net change in repurchase agreements and
 collateral on swap agreements                                               204,448            (32,593)           615,096
Net change in amounts due to brokers                                            (599)           (18,177)           (91,786)
                                                                    -----------------  -----------------  -----------------
              Net cash used in investing activities                       (2,349,997)        (2,289,867)        (2,176,115)
                                                                    -----------------  -----------------  -----------------


Cash flows from financing activities
Receipts from universal life and investment products                       2,849,016          2,839,656          2,761,615
Benefits paid on universal life and investment
 products                                                                   (869,877)          (756,241)          (461,264)
Cash paid on coinsurance agreement                                                 -            (13,817)                 -
Capital contributions received                                                     -            225,000             10,000
Dividends paid on common stock                                               (41,000)           (36,000)           (27,000)
                                                                    -----------------  -----------------  -----------------
              Net cash provided by financing activities                    1,938,139          2,258,598          2,283,351
                                                                    -----------------  -----------------  -----------------
              (Decrease) increase in cash                                     (5,773)             9,652             13,292
Cash
Beginning of year                                                             33,268             23,616             10,324
                                                                    -----------------  -----------------  -----------------
End of year                                                                $  27,495          $  33,268          $  23,616
                                                                    -----------------  -----------------  -----------------
Supplemental disclosures of cash flow information
Cash paid during the year for
    Interest                                                                 $     -            $     -            $    25
    Income taxes, paid to parent                                             107,788             92,221             42,908

Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Notes to Consolidated Financial Statements
December 31, 2004, 2003 and 2002
--------------------------------------------------------------------------------
1.      Summary of Significant Accounting Policies

        Organization
        Midland National Life Insurance Company ("Midland National") is a wholly owned subsidiary of Sammons Enterprises, Inc. ("SEI"). Effective January 8, 2003, Midland National acquired through a purchase agreement, 100% of the outstanding shares of CHC Holding Inc. ("CHC") (Note 10). Companies owned by CHC included the insurance entity, Clarica Life Insurance Company - U.S. ("Clarica Life") and three noninsurance entities that provide various services on behalf of Clarica Life. Together, these companies (collectively the "Company") operate predominantly in the individual life and annuity business of the life insurance industry and are licensed to operate in 49 states and the District of Columbia. The accompanying financial statements for 2003 include the consolidated accounts of the Company, including the results of operations and cash flows of CHC for the time period from January 8, 2003 (date of purchase) through December 31, 2003. All significant inter-company accounts and transactions were eliminated in consolidation. Effective April 2004, all of the assets and liabilities of CHC, Clarica Life and the three noninsurance entities were merged into Midland National and the respective shares of each company retired.

        The Company is affiliated through common ownership with North American Company for Life and Health Insurance ("North American") and North American Company for Life and Health Insurance of New York ("NANY").

        Use of Estimates
        In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and a decrease in the value of its investments. Policyholder persistency is also affected by changes in interest rates. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Investments
        The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company currently has no securities classified as held-to-maturity or trading.


        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included as other comprehensive income in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred income taxes and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses). Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.

        For collateralized mortgage obligations ("CMO's") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.

        The majority of the mortgage loans were acquired as part of the CHC acquisition in 2003 and were recorded at fair value as of the purchase date. Mortgage loans are carried at the adjusted unpaid balances less allowance for losses.

        Short-term investments are carried at amortized cost, which approximates fair value. Policy loans are carried at unpaid principal balances.

        Other invested assets and derivatives are primarily comprised of interest rate swaps, options, joint ventures and limited partnerships. The interest rate swaps and options are reported at quoted market prices. Investments in joint ventures and limited partnerships are recorded under the equity method of accounting and reviewed for impairment on a periodic basis.

        Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments.

        The Company's accounting policy for impairment recognition requires other than temporary impairment charges to be recorded. Factors considered in evaluating whether a decline in value is other than temporary include the length of time and magnitude by which the fair value is less than cost; the financial condition, enterprise value and prospects of the investment combined with the intent and ability of the Company to hold the investment. Other considerations are also taken into account such as, but not limited to financial ratios and the overall assessment of the value of the enterprise. For fixed income securities, the Company also considers whether it will be able to collect the amounts due according to the contractual terms of the investment. The Company recorded $6,348, $19,229 and $16,429 during 2004, 2003 and 2002, respectively, of realized losses as a result of this analysis, in addition to those securities which were sold and impaired at the time of sale. These losses are included in net realized gains and losses.


        Recognition of Traditional Life Revenue and Policy Benefits
        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums, which comprise the majority of premium revenues, are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

        Liabilities for future policy benefits for traditional policies generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity, and withdrawals which were appropriate at the time the policies were issued or acquired. Interest rate assumptions range primarily from 6.25% to 11.25%.

        Recognition of Revenue and Policy Benefits for Interest Sensitive Life Insurance Products and Investment Contracts ("Interest Sensitive Policies")
        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments which support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and equity index amounts credited to the account balances.

        Policy reserves for universal life and other interest sensitive life insurance and investment contracts are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.00% to 7.50% during 2004, 2.0% to 6.65% during 2003 and 2.75% to 5.65% during 2002. For certain contracts, these crediting rates extend for periods in excess of one year.

        Accounting for Derivative Instruments
        SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS Nos. 137, 138 and 149, requires that all derivatives be carried on the balance sheet at fair value, with certain changes in fair value reflected in other comprehensive income (for those derivatives designated as "hedges") while other changes in derivative fair value are reflected in the statement of income. The Company uses derivatives to manage its policy obligation and investment risks.

        The Company has $3,324,987 of annuity policies inforce at December 31, 2004 (net of $902,079 ceded to an outside reinsurer) that have a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index ("call") options which compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company classifies these derivative investments as "Other Invested Assets" and amortizes the cost against investment income over the term of the option, which is typically one year. In accordance with SFAS No. 133 as amended, the Company adjusts the carrying value of the options from amortized cost to market with any change reflected as an unrealized gain (loss) in the statement of income. When the option matures, any value received by the Company is reflected as investment income ($215,244 in 2004 and $48,742 in 2003) offset by the amount credited to the policyholder ($201,752 in 2004 and $45,385 in 2003). The following relates to the options owned as of December 31:


                                   2004               2003               2002

Notional amount                $2,508,383         $1,875,505         $1,330,770
Amortized cost                     94,454             59,275             42,664
Estimated fair value              200,471            228,928             34,395


SFAS No. 133 requires that the fair value changes of the derivatives embedded in "Equity Indexed Products" be reflected in the statement of income. The following summarizes the impacts of these derivatives in the statement of income:

                                              Change
                                   ------------------------------
                                      During        January 1,      December 31,
                                                                   ----------------------------------------------
Gain (Loss) in Fair Value              2004            2004            2004            2003             2002

Change in investment values            $ (30,942)        $     -       $ 106,018       $ 136,960       $  (8,269)
Change in liability values                22,879          (4,347)       (125,955)       (144,487)        (16,282)
                                   --------------  --------------  --------------  --------------   -------------
Change in derivative/option
 values                                   (8,063)         (4,347)        (19,937)         (7,527)        (24,551)
Offset to deferred acquisition
 costs                                     4,299           2,854          11,913           4,760          14,615
Offset to deferred sales
 inducements                               1,625             809           2,885             451           2,571
Offset to federal income taxes               568             239           1,589             782           2,578
                                   --------------  --------------  --------------  --------------   -------------
Net impact                             $  (1,571)       $   (445)      $  (3,550)      $  (1,534)      $  (4,787)
                                   --------------  --------------  --------------  --------------   -------------


The changes in the above values during 2004 and 2003 are reflected in the statement of income in the respective components of income with the January 1, 2004, change reflected as a separate component in the statement of income. The cumulative effect of an accounting change is discussed in the Embedded Derivative paragraph of the New Accounting Standards section of this footnote.

The fair value of the investment in call options is based upon quoted market prices. The fair value of the embedded options related to the policyholder obligations (liability values) is based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using the current risk free rate consistent with the duration of the liability. This value is then compared to the carrying value of the liability to calculate any gain or loss which is reflected in the statement of income as an unrealized gain or loss on derivative instruments. To the extent that these changes in values impact the earnings pattern of the product and thus the amortization pattern of the deferred acquisition costs and deferred sales inducements, an adjustment to the amortization of deferred acquisition costs and deferred sales inducements is made.


The Company has a number of investments which pay interest on a variable rate tied to a major interest rate index. The Company has entered into interest rate swaps which effectively convert the variable cash flows to fixed over the life of the swaps. These swaps pay the Company fixed rates while the Company is obligated to pay variable rates. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash flow hedges.

                                                         2004                  2003                   2002

Notional amounts                                      $ 156,500             $ 266,500              $ 728,500
Fixed rates to receive (range)                         4.73% to 6.04%         4.73% to 6.04%     4.73% to 6.04%
Current variable rates to pay (range)                  2.16% to 2.66%         1.15% to 1.23%     1.40% to 1.96%


The Company also had a number of investments which pay a fixed rate of interest and are important components of its asset-liability management. During 2004, as interest rates decreased these investments generated unrealized gains. Rather than sell the investments to realize the gains, the Company entered into interest rate swaps which effectively hedged these unrealized gains. These swaps pay the Company variable rates while the Company is obligated to pay fixed rates. It is anticipated that changes in the fair values of the investments due to changes in interest rates will be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps are accounted for as fair value hedges.


                                                            2004

Notional amounts                                          $ 141,796
Fixed rates to pay (range)                                 2.88% to 4.34%
Current variable rates to recieve (range)                  1.88% to 2.55%

These cash-flow and fair-value hedges are considered to be highly effective and are accounted for as effective hedges with the change in fair value reflected in other comprehensive income.


                                            Change                               December 31,
                                            During               ------------------------------------------------------
Gain (Loss) in Fair Value                    2004               2004               2003               2002

Change in swaps values                          $   394          $  11,099          $  10,705          $  77,493
Offset to deferred acquisition
 costs                                             (228)            (6,561)            (6,333)           (46,624)
Offset to deferred sales
 inducements                                        (41)            (1,201)            (1,160)            (7,621)
Offset to federal income taxes                      (44)            (1,168)            (1,124)            (8,137)
                                        ----------------   ----------------   ----------------   ----------------
              Net impact to other
               comprehensive
               income                           $    81           $  2,169           $  2,088          $  15,111
                                        ----------------   ----------------   ----------------   ----------------


The Company generally limits its selection of counterparts that are obligated under its derivative contracts to those within the "A" credit rating or above. Entering into such agreements from financial institutions with long-standing performance records minimizes the risk. The amounts of such exposure are essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the financial institution. Collateral posted at December 31, 2004 and 2003, applicable to all derivative investments was $94,038 and $105,110, respectively, and is reflected in the balance sheet in short-term investments. The obligation to repay the collateral is reflected in the balance sheet in repurchase agreements and collateral on derivative instruments.

Deferred Policy Acquisition Costs ("DPAC")
Policy acquisition costs that vary with, and are primarily related to the production of new business have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, underwriting, and certain variable agency expenses.

Deferred costs related to traditional life insurance are amortized over the estimated premium payment period of the related policies in proportion to the ratio of annual premium revenues to total anticipated premium revenues.

Deferred costs related to interest sensitive policies are being amortized over the lives of the policies in relation to the present value of actual and estimated gross profits subject to regular evaluation and retroactive revision to reflect actual emerging experience.

Policy acquisition costs deferred and amortized for the years ended December 31 are as follows:

                                                                         2004               2003               2002

Deferred policy acquisition costs, beginning
 of year                                                              $1,013,898          $ 858,924          $ 772,787
Commissions deferred                                                     198,959            237,733            248,235
Underwriting and acquisition expenses deferred                            23,317             28,218             33,150
Effect of change in account - DIG B36                                      3,662                  -                  -
Change in offset to unrealized gains                                    (108,864)              (371)          (149,058)
Amortization - related to operations                                    (114,747)          (100,751)           (58,045)
Amortization - related to SFAS No. 133                                     3,491             (9,855)            11,855
                                                                 ----------------   ----------------   ----------------
Deferred policy acquisition costs, end of year                        $1,019,716         $1,013,898          $ 858,924
                                                                 ----------------   ----------------   ----------------


To the extent that unrealized gains and losses on available-for-sale securities would result in an adjustment to the amortization pattern of deferred policy acquisition costs or present value of future profits of acquired businesses had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income as an offset to the unrealized gains or losses. Recoverability of deferred policy acquisition costs is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

Present Value of Future Profits of Acquired Businesses
The present value of future profits of acquired businesses ("PVFP") represents the portion of the purchase price of blocks of businesses which is allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. The composition of the PVFP for the years ended December 31 is summarized below:


                                        2004          2003           2002

Balance at beginning of year         $  48,502     $  12,214      $  15,221
Value of acquired business                   -        39,295              -
Amortization                            (5,248)       (3,007)        (3,007)
                                   ------------   -----------   ------------
Balance at end of year               $  43,254     $  48,502      $  12,214
                                   ------------   -----------   ------------


Retrospective adjustments of these amounts are made periodically upon the revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

Based on current conditions and assumptions as to future events, the Company expects to amortize $3,882, $3,880, $3,768, $3,659 and $3,541 of the existing PVFP over the next five years.

Policy Claims and Benefits Payable
The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

Federal Income Taxes
The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Assets Held in Separate Accounts
Variable Life and Annuity Products A portion of the separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The Company reports this portion of its separate account assets at market value; the underlying investment risks are assumed by the contractholders. The Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company records the fees earned for administrative and contractholder services performed for the separate accounts in other income.

Bank Owned Life Insurance Products
A portion of the separate accounts held by the Company relates to individual bank owned life insurance policies that are nonindexed with fixed guarantees. These amounts are subject to limited discretionary withdrawal at book value without a market value adjustment. The Company reports this portion of its separate account assets at book value; the underlying investment risks are assumed by the Company.

Comprehensive Income
The Company follows the reporting concept of "Comprehensive Income" which requires the reporting of comprehensive income in addition to net income from operations. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Comprehensive income for the Company includes net income and other comprehensive income, which includes unrealized gains and losses on available-for-sale securities and the minimum pension liability. In addition, certain interest rate swaps are accounted for as cash-flow hedges with the change in the fair value of the swap reflected in other comprehensive income.

Repurchase Agreements and Collateral on Derivative Instruments Repurchase Agreements
As part of the Company's investment strategy, the Company may enter reverse repurchase agreements and dollar-roll transactions to increase the Company's investment return. The Company accounts for these transactions as collateral borrowings, where the amount borrowed is equal to the market value of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. As of December 31, 2004 and 2003, there were $1,150,839 and $935,319, respectively, of such agreements outstanding. The collateral for these agreements is held in the fixed maturities and short-term investments in the balance sheets.

New Accounting Standards

Nontraditional Long-Duration Contracts
The Company adopted the provisions of the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1 ("SOP 03-1"), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for the Separate Accounts, on January 1, 2004. Following is a discussion of the impact of implementing this accounting standard.

Contracts Containing Death or Other Benefit Features
The Company has issued certain universal life insurance policies that have amounts assessed against policyholder account values each period to provide for benefit features under the contracts. The assessments are structured in a manner resulting in profits in earlier years and subsequent losses from the insurance benefits. In accordance with SOP 03-1, the Company established an additional liability for benefits to be provided during the subsequent loss periods. The Company has calculated this additional liability using a prescribed benefit ratio that accrues a portion of the earlier year profits to offset subsequent year losses. As a result of implementing this accounting procedure, the Company has recognized a cumulative loss as of January 1, 2004, of $7,104, which amount is reported net of applicable taxes as a cumulative change in accounting principle in the Statement of Income. For the 12 months ended December 31, 2004, the benefit expense recognized in the Statement of Income applicable to the adoption of SOP 03-1 was $3,007.

Sales Inducements
SOP 03-1 also provides guidance on accounting and reporting for certain sales inducements, primarily premium bonuses and bonus interest on the Company's annuity products. There was no change in the Company's method of capitalizing sales inducements, however the capitalized costs are now reported separately in the Balance Sheet and the amortization of the capitalized sales inducements is now reported as a component of benefits in the Statement of Income. Prior to adoption of SOP 03-1, the capitalized sales inducements were included in deferred policy acquisition costs and the related amortization expense was included in the amortization of deferred policy acquisition costs. The adoption of SOP 03-1, as it applies to accounting and reporting for certain sales inducements, had no effect on net income or stockholder's equity. The 2003 and 2002 amounts have been reclassified to conform to the 2004 presentation.

                                                                    2004               2003               2002

Deferred sales inducements, beginning of year                    $ 219,470          $ 107,387          $  32,789
Sales inducements deferred                                          99,767            127,882             87,837
Change in offset to unrealized gains                               (22,298)               (50)           (12,435)
Amortization - related to operations                               (23,510)           (13,629)            (3,214)
Amortization - related to SFAS No. 133                               2,434             (2,120)             2,410
                                                           ----------------   ----------------   ----------------
Deferred sales inducements, end of year                          $ 275,863          $ 219,470          $ 107,387
                                                           ----------------   ----------------   ----------------

Embedded Derivatives
The FASB's Derivative Implementation Group issued SFAS No. 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments ("DIG B36") in April 2003. DIG B36 provides guidance for determining when certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. The provisions of DIG B36, which became effective for the Company on January 1, 2004, impact one large coinsurance with funds withheld agreement with an outside reinsurance company applicable to specified annuity policies issued by the Company. The embedded derivative contained in the funds withheld liability is similar to a total return swap since the Company cedes the total return on a designated investment portfolio to the outside reinsurer. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaty, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivative embedded in the funds withheld coinsurance agreement is equal to the difference between the fair value of the assets in the portfolio designated under the coinsurance agreement and the fair value of the policy liabilities estimated from the cash flow models. At January 1, 2004, the reported value of the embedded derivative was ($445) net of taxes and related deferred acquisition costs and deferred sales inducements, which loss is reported as a cumulative effect of change in accounting principle in the accompanying statement of income. The net change in the reported value of the embedded derivative during 2004 was $85 and is reported as a net unrealized gain (loss) on derivative instruments in the statement of income.

2.      Fair Value of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Mortgage Loans
The majority of the mortgage loans were acquired as part of the CHC acquisition in 2003 and were restated to a market value at purchase date. The fair values are estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the initial valuation mortgage portfolio that was conducted by an independent broker/dealer upon acquisition of the loans in January 2003. At that time, each mortgage was modeled and assigned a spread corresponding to its risk profile for valuation purposes.

Cash, Short-Term Investments and Policy Loans
The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

Other Invested Assets and Derivatives
For joint ventures and limited partnerships, the carrying amounts which represent the Company's share of the entity's underlying equity reported in the balance sheets approximate their fair values. For the derivative instruments, including the interest rate swaps and options, the carrying value is equal to broker quoted market prices or fair value.

Investment Securities
Fair value for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities are based on quoted market prices.

Investment-Type Insurance Contracts
Fair values for the Company's liabilities under investment-type insurance contracts are estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.

These fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including noninvestment-type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value to the Company.

The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                            December 31, 2004                        December 31, 2003
                                  --------------------------------------   --------------------------------------
                                      Carrying            Estimated            Carrying            Estimated
                                        Value            Fair Value              Value            Fair Value

Financial assets
    Fixed maturities,
     available-for-sale                 $14,171,511         $14,171,511          $11,418,585         $11,418,585
    Equity securities,
     available-for-sale                     298,907             298,907              320,049             320,049
    Mortgage loans                          436,261             444,451              483,595             482,347
    Policy loans                            272,315             272,315              269,441             269,441
    Short-term investments                  135,610             135,610              209,268             209,268
    Other invested assets
     and derivatives                        261,924             261,924              302,964             302,964
Financial liabilities
    Investment-type
     insurance contracts                  8,473,091           7,158,469            5,967,544           5,130,482


3.       Investments and Investment Income

Fixed Maturities and Equity Security Investments The amortized cost and estimated fair value of fixed maturities and equity securities classified as available-for-sale are as follows:

                                                                         December 31, 2004
                                              -------------------------------------------------------------------------
                                                                      Gross             Gross
                                                                    Unrealized        Unrealized         Estimated
                                                  Amortized          Holding           Holding             Fair
                                                    Cost              Gains             Losses             Value

Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                                   $ 3,140,205         $ 74,360          $  5,407         $ 3,209,158
    Corporate securities                              5,323,903          183,169            17,243           5,489,829
    Mortgage-backed securities                        5,109,949          150,467             5,705           5,254,711
    Other debt securities                               209,689            8,285               161             217,813
                                              ------------------  ---------------   ---------------  ------------------
              Total fixed maturities                 13,783,746          416,281            28,516          14,171,511
Equity securities                                       281,894           17,384               371             298,907
                                              ------------------  ---------------   ---------------  ------------------
              Total available-for-
               sale                                 $14,065,640        $ 433,665          $ 28,887         $14,470,418
                                              ------------------  ---------------   ---------------  ------------------



                                                                            December 31, 2003
                                              -------------------------------------------------------------------------
                                                                      Gross             Gross
                                                                    Unrealized        Unrealized         Estimated
                                                  Amortized          Holding           Holding             Fair
                                                    Cost              Gains             Losses             Value

Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                                   $ 2,404,529         $ 23,051          $ 30,886         $ 2,396,694
    Corporate securities                              5,051,101          170,338            30,028           5,191,411
    Mortgage-backed securities                        3,648,309           82,784            17,253           3,713,840
    Other debt securities                               110,527            6,284               171             116,640
                                              ------------------  ---------------   ---------------  ------------------
              Total fixed maturities                 11,214,466          282,457            78,338          11,418,585
Equity securities                                       303,867           17,385             1,203             320,049
                                              ------------------  ---------------   ---------------  ------------------
              Total available-for-
               sale                                 $11,518,333        $ 299,842          $ 79,541         $11,738,634
                                              ------------------  ---------------   ---------------  ------------------

The corporate securities category in the table above includes a group of foreign securities with a total amortized cost of $19,571 and $19,487 and a fair value of $21,575 and $21,075 at December 31, 2004 and 2003, respectively. These securities have variable interest rates that currently average 2.37% and maturity dates of 2049.

The following table shows the Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as follows:

                                                                     December 31, 2004
                                -------------------------------------------------------------------------------------
                                    Less than 12 months           12 months or more                 Total
                                ----------------------------  --------------------------  ---------------------------
                                                  Unrealized                  Unrealized                  Unrealized
                                 Fair Value        Losses     Fair Value       Losses      Fair Value       Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                        $ 224,242       $ 2,736      $218,971       $ 2,671       $ 443,213      $ 5,407
   Corporate securities               755,640         6,547       309,073        10,696       1,064,713       17,243
   Mortgage-backed
    securities                        447,370         3,560       177,818         2,145         625,188        5,705
   Other debt securities               17,123            69         4,848            92          21,971          161
                                --------------   -----------  ------------   -----------  --------------  -----------
           Total fixed
            maturities              1,444,375        12,912       710,710        15,604       2,155,085       28,516
Equity securities                      49,835           302        11,427            69          61,262          371
                                --------------   -----------  ------------   -----------  --------------  -----------
           Total available-
            for-sale               $1,494,210       $13,214      $722,137       $15,673      $2,216,347      $28,887
                                --------------   -----------  ------------   -----------  --------------  -----------




                                                                   December 31, 2003
                                -------------------------------------------------------------------------------------
                                    Less than 12 months           12 months or more                 Total
                                ----------------------------  --------------------------  ---------------------------
                                                  Unrealized                  Unrealized                  Unrealized
                                 Fair Value        Losses     Fair Value       Losses      Fair Value       Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                       $1,160,846       $28,898      $ 93,167       $ 1,988      $1,254,013      $30,886
   Corporate securities               186,633         9,384       233,752        20,644         420,385       30,028
   Mortgage-backed
    securities                      1,152,469        17,128        14,875           125       1,167,344       17,253
   Other debt securities               27,009           171             -             -          27,009          171
                                --------------   -----------  ------------   -----------  --------------  -----------
           Total fixed
            maturities              2,526,957        55,581       341,794        22,757       2,868,751       78,338
Equity securities                      98,825         1,141         3,999            62         102,824        1,203
                                --------------   -----------  ------------   -----------  --------------  -----------
           Total available-
            for-sale               $2,625,782       $56,722      $345,793       $22,819      $2,971,575      $79,541
                                --------------   -----------  ------------   -----------  --------------  -----------


The unrealized appreciation (depreciation) on the available-for-sale securities and interest rate swaps in 2004 and 2003 is reduced by DPAC, deferred sales inducements and deferred income taxes and is reflected as a component of accumulated other comprehensive income in the statements of stockholder's equity:

                                                                                   2004               2003

Net unrealized appreciation - AFS securities                                        $ 404,778          $ 220,300
Net unrealized appreciation - interest rate swaps                                      11,099             10,705
DPAC                                                                                 (227,398)          (118,534)
Deferred sales inducements                                                            (33,219)           (10,921)
Deferred income taxes                                                                 (54,341)           (35,542)
                                                                              ----------------   ----------------
                                                                                      100,919             66,008
Minimum pension liability (net of tax $1,979)                                          (3,676)              (756)
                                                                              ----------------   ----------------
              Accumulated other comprehensive gain                                  $  97,243          $  65,252
                                                                              ----------------   ----------------

The other comprehensive income (loss) is comprised of the change in unrealized gains (losses) on available-for-sale fixed maturities, equity security investments and other invested assets (interest rate swaps) arising during the period less the realized (gains) losses included in income, deferred policy acquisition costs, deferred sales inducements, deferred income taxes and minimum pension liability as follows:

                                                                         2004               2003               2002

Unrealized holding gains (losses) arising in the
 current period
     Fixed maturities                                                 $ 157,153          $  30,731          $ 209,522
     Equity securities                                                    3,409             12,538             (1,039)
     Other invested assets - interest rate swaps                            394            (66,788)            77,004
     Less:  Reclassification adjustment for
      losses (gains) released into income                                23,915             64,574            (14,512)
     Less:  DPAC impact                                                (108,864)              (371)          (149,058)
     Less:  Deferred sales inducements impact                           (22,298)               (50)           (12,435)
     Less:  Deferred income tax impact                                  (18,798)           (14,222)           (38,318)
                                                                ----------------   ----------------   ----------------
                                                                         34,911             26,412             71,164
     Less:  Minimum pension liability impact                             (2,920)              (756)                 -
                                                                ----------------   ----------------   ----------------
                 Net other comprehensive income                       $  31,991          $  25,656          $  71,164
                                                                ----------------   ----------------   ----------------

The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2004, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                               Amortized           Estimated
                                                                                 Cost             Fair Value

Due in one year or less                                                           $  129,642          $  131,448
Due after one year through five years                                              1,096,425           1,118,793
Due after five years through ten years                                             1,877,466           1,957,231
Due after ten years                                                                5,570,264           5,709,327
Securities not due at a single maturity date (primarily
 mortgage-backed securities)                                                       5,109,949           5,254,712
                                                                           ------------------  ------------------
              Total fixed maturities                                             $13,783,746         $14,171,511
                                                                           ------------------  ------------------

Midland National became a member of the Federal Home Loan Bank of Des Moines ("FHLB") in 2002. In order to become a member Midland National was required to purchase FHLB equity securities that total $10,000 as of December 31, 2004. The securities are included in equity securities at cost in the Company's balance sheet. Resale of these securities is restricted only to FHLB. As a member of FHLB the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount the Company can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. The Company has not utilized this facility since its inception.

        Investment Income and Investment Gains (Losses)
        The major categories of investment income are summarized as follows:

                                                                2004               2003               2002

Gross investment income
    Fixed maturities                                             $ 668,442          $ 557,185          $ 323,558
    Equity securities                                               19,064             27,506             19,387
    Mortgage loans                                                  31,102             37,961              3,608
    Policy loans                                                    19,852             20,100             16,781
    Short-term investments                                           5,483              4,972              8,305
    Other invested assets                                           17,624             22,115             25,227
                                                           ----------------   ----------------   ----------------
              Total gross investment income                        761,567            669,839            396,866
Value received on option maturities                                215,244             48,742              4,385
Less:  Amortization of investment options                          108,179             77,357             56,491
Less:  Investment expenses                                          40,979             46,075             20,386
                                                           ----------------   ----------------   ----------------
              Net investment income                              $ 827,653          $ 595,149          $ 324,374
                                                           ----------------   ----------------   ----------------

Included in gross investment income from equity securities in 2004 and 2003 is $867 and $4,686, respectively, of income related to a common stock trading program the Company initiated in 2003. Under this program, the Company purchases a common equity security and simultaneously writes a covered call option on the security. The Company receives any common equity dividend and subsequently disposes of the common equity by terminating or expiring the written call option and selling the equity security or the covered call option on the equity security is exercised. In addition, the Company purchased S&P 500 and other equity specific put options to hedge against a significant drop in the equity securities market. There were no outstanding equity or option positions related to this trading program at December 31, 2004 or 2003. For the year ended December 31, gross investment income from these activities consisted of the following:

                                                             2004         2003

Dividends                                                 $  2,278    $  15,188
Covered call option premiums                                29,142        7,394
Loss on disposal of equity securities                      (35,983)     (17,271)
Put option income (expense)                                  5,430         (625)
                                                          ---------   ----------
              Net impact on gross investment income        $   867     $  4,686
                                                          ---------   ----------

The major categories of realized investment gains (losses) reflected in the income statement are summarized as follows:

                                                                    2004               2003               2002
                                                                  Realized           Realized           Realized

Fixed maturities                                                 $ (26,492)         $ (69,515)         $  26,331
Equity securities                                                    2,577              4,941            (11,819)
Mortgage loans                                                        (835)             2,164                  -
Gain on termination of interest rate swaps                           4,537             65,901                  -
Other                                                               16,299                 (9)                 2
                                                           ----------------   ----------------   ----------------
              Net investment (losses) gains                      $  (3,914)          $  3,482          $  14,514
                                                           ----------------   ----------------   ----------------

During 2004, the Company received liquidation proceeds from a limited partnership resulting in a realized gain of $14,975. The primary partnership asset was a commercial office complex. The realized gain from this partnership distribution is included in the other category in the above footnote.

During 2004 and 2003 the Company terminated interest rate swaps in situations where the underlying hedged assets were either called or sold. These swaps were previously accounted for as effective hedges and the proceeds from termination are reflected as realized gains or losses. In 2004 and 2003, the Company terminated interest rate swaps with notional amounts of $130,535 and $462,000 and realized net gains on the terminations of $4,537 and $42,293, respectively. In some of the 2003 termination agreements, the Company elected to continue the interest rate swap for a period of 18 months. The remaining 18-month interest rate swaps did not qualify for hedge accounting and the Company realized a gain equal to the fair value of the remaining interest rate swap on the date of termination. These swaps were adjusted to fair market value as of December 31, 2003, with any change in fair value reflected as a realized gain or loss. During 2003, the Company received net proceeds of $23,608 related to the termination of interest rate swaps with remaining 18-month periods.

In 2002, the Company sold most of its investments in Worldcom Inc. bonds and recorded a pre-tax realized loss of approximately $18,000. Offsetting gains were taken on other securities during 2002 which were recorded in net realized investment gains.

As a result of the Company's review of other than temporary impairments of investment securities, write-downs of United Airlines fixed income securities of $1,845, $4,658 and $11,654 have been recognized for the years ended December 31, 2004, 2003 and 2002, respectively. During 2003, the Company recognized an other than temporary impairment write-down of $11,087 applicable to fixed income securities of Southern Energy Corp.

Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (excluding maturities, calls and prepayments) during 2004, 2003 and 2002 were as follows:

                                       2004                           2003                           2002
                           -----------------------------  ----------------------------   ----------------------------
                              Fixed          Equity           Fixed         Equity          Fixed          Equity
                            Maturities     Securities      Maturities     Securities      Maturities     Securities

Proceeds from sales          $4,320,894      $1,256,949      $5,509,559     $ 281,599      $5,079,475       $ 69,273
Gross realized gains             19,764          12,856          52,919         6,214          88,727          2,892
Gross realized losses           (44,761)        (49,127)        (92,818)       (2,719)        (51,632)       (17,565)

Credit Risk Concentration
The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the Company had no investment in one entity which exceeded 10% of stockholder's equity at December 31, 2004, except for the following investment with the following carrying value:

              SASCO Series 2004          $ 266,589

Other
At December 31, 2004 and 2003, securities amounting to $4,432 and
$4,845, respectively, were on deposit with regulatory authorities as required by law.

Mortgage Loans
Approximately 31% of the Company's mortgage loan portfolio is located in the Northeast geographic region. No other region accounts for over 22% of the mortgage portfolio. The composition of the mortgage loan portfolio by property characteristic category as of December 31, 2004, was as follows: Office 41%, Retail 11%, Industrial 25%, Apartment 5%, and Other 18%. At December 31, 2004, no investments in mortgage loans were considered by management to be impaired.

There were no new mortgage loans during in 2004. The maximum percentage of any one loan to the value of the underlying security at the time of the loan was 80%. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The total recorded investment in restructured loans at December 31, 2004, is $562. Interest income on nonperforming loans is generally recognized on a cash basis.

4.        Income Taxes

The significant components of the provision for income taxes are as follows:

                                            2004         2003         2002

Current                                  $ 108,015    $  72,775    $  61,187
Deferred                                   (49,697)     (17,447)     (18,166)
                                         ----------   ----------   ----------
              Total income tax expense   $  58,318    $  55,328    $  43,021
                                         ----------   ----------   ----------



Income tax expense differs from the amounts computed by applying the U.S. Federal income tax rate of 35% to income before income taxes as follows:

                                             2004         2003         2002

At statutory federal income tax rate     $  58,836    $  56,709    $  43,660
Dividends received deductions                 (575)        (462)        (405)
Other, net                                      57         (919)        (234)
                                         ----------   ----------   ----------
              Total income tax expense   $  58,318    $  55,328    $  43,021
                                         ----------   ----------   ----------

The federal income tax asset as of December 31 is comprised of the following:

                                                 2004               2003

Net deferred income tax asset                     $ 110,637          $  74,102
Income taxes currently payable                       (5,885)            (5,658)
                                            ----------------   ----------------
              Federal income tax asset            $ 104,752          $  68,444
                                            ----------------   ----------------

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31 are as follows:

                                                            2004         2003

Deferred income tax assets
    Policy liabilities and reserves                      $ 607,013    $ 505,038
    Other, net                                              28,762       31,599
                                                         ----------   ----------
              Total deferred income tax assets             635,775      536,637
                                                         ----------   ----------
Deferred income tax liabilities
    Investments                                           (155,421)    (124,855)
    Present value of future profits of acquired business   (15,138)      (3,222)
    Deferred policy acquisition costs                     (354,579)    (334,458)
                                                         ----------   ----------
              Total deferred income tax liabilities       (525,138)    (462,535)
                                                         ----------   ----------
              Net deferred income tax asset              $ 110,637    $  74,102
                                                         ----------   ----------

Prior to 1984, certain special deductions were allowed life insurance companies for federal income tax purposes. These special deductions were accumulated in a memorandum tax account designated as "Policyholders' Surplus." Such amounts will usually become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or certain cash distributions are deemed to be paid out of this account. A provision in the "American Jobs Creation Act of 2004" will treat distributions during 2005 and 2006 as being made from the policyholders' surplus account and no tax will be imposed on those distributions. The Company expects total distributions during this period to be in excess of the existing policyholder surplus account balance. Accordingly, no provision for income tax has been made on the approximately $79 million balance in the policyholders' surplus account at December 31, 2004.

5.        Reinsurance

The Company is involved in both the cession and assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

                             2004                              2003                              2002
                 --------------------------------  --------------------------------  -------------------------------
                       Ceded           Assumed          Ceded            Assumed          Ceded           Assumed

Premiums            $ 812,718         $ 3,115        $ 595,599          $ 8,774        $ 623,319         $ 7,519
Claims                111,320           2,699           99,713            5,306           27,757           7,282


The Company generally reinsures the excess of each individual risk over $500 on ordinary life policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally only reinsures with companies rated "A" or better by A.M. Best. The Company has two large reinsurance arrangements at December 31, 2004, which are described below.

Midland National is party to a funds withheld coinsurance agreement with an outside reinsurer. This is an indemnity agreement that covers 50% of all policies issued since 2002 of particular annuity plans. In this agreement Midland National agrees to withhold, on behalf of the assuming company, assets equal to the Statutory reserve associated with these policies. The Company has netted the funds withheld liability of $1,500,560 and $896,173 against the reserve credits of $1,838,275 and $1,093,253 in the reinsurance receivable line in the December 31, 2004 and 2003 balance sheets, respectively. This agreement increased (decreased) the following financial statement lines as follows:

                                                           2004         2003

Assets
    Other invested assets                               $  14,172     $  4,842
    Deferred policy acquisition costs                    (320,454)    (192,354)
    Reinsurance receivables                               337,715      197,079
Liabilities
    Other liabilities                                       2,250        1,022
Revenues
    Interest sensitive life and investment
       product charges                                     (2,564)      (1,486)
    Net investment income                                 (77,389)     (38,627)
Benefits and expenses
    Interest credited to policyholder
       account balances                                   (57,275)     (27,115)
    Operating expenses                                       (898)          75
    Amortization of deferred policy acquisition costs     (17,874)     (10,704)

Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Effective January, 2003, Clarica Life entered into a coinsurance agreement with an outside reinsurer that covered 30% of the majority of the inforce life and annuity policies. Policies issued in 2003 were not covered under this agreement. In this agreement $734,671 of policy obligations were transferred to the reinsurer. The transfer of the policy obligations was funded by the transfer of $564,570 of fixed maturity securities, $153,219 of mortgage loans and $15,417 of cash. The GAAP ceding fee of $1,465 was recorded into a deferred liability account which will be amortized over the life of the agreement.

6.        Statutory Financial Data and Dividend Restrictions

Midland National is domesticated in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by Midland National during any 12-month period, without prior approval of the insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The Company paid statutory stockholder dividends of $41,000, $36,000 and $27,000 in 2004, 2003 and 2002, respectively. Dividends payable in 2005 up to approximately $181,000 will not require prior approval of regulatory authorities.

The statutory net income of the Company for the years ended December 31, 2004, 2003 and 2002, is approximately $181,000, $95,000 and $68,000, respectively, and capital and surplus at December 31, 2004, 2003 and 2002, is approximately $811,000, $722,000 and $509,000, respectively, in accordance with statutory accounting principles. Audits of the 2004 statutory amounts will be completed in May 2005.

7.        Employee Benefits

Midland National participates in qualified pensions and other postretirement benefit plans sponsored by SEI. The Company also provides certain postretirement health care and life insurance benefits for eligible active and retired employees through a defined benefit plan. The following table summarizes the benefit obligations, the fair value of plan assets and the funded status as of December 31, 2004 and 2003. The amounts reflect an allocation of the Company's portion of the SEI plan:


                                                             Pension Benefits                 Other Benefits
                                                       ------------------------------  ------------------------------
                                                             2004            2003            2004            2003

Benefit obligation at December 31                           $ 29,063        $ 32,195         $ 9,976         $ 7,902
Fair value of plan assets at December 31                      23,069          23,396               -               -
                                                       --------------  --------------  --------------  --------------
Funded status at December 31                                $ (5,994)       $ (8,799)       $ (9,976)       $ (7,902)
                                                       --------------  --------------  --------------  --------------
Accrued benefit liability recognized
 in financial statements                                     $ 5,994         $ 4,096         $ 7,243         $ 7,266
                                                       --------------  --------------  --------------  --------------


The Company's postretirement benefit plan is not funded; therefore, it has no plan assets.

The amounts of contributions made to and benefits paid from the plan are as follows:




                              Pension Benefits          Other Benefits
                          ------------------------  -----------------------
                            2004            2003     2004            2003

Employer contributions    $ 4,544         $ 2,366   $  373           $   -
Employee contributions          -               -       55             331
Benefit payments              300             672      429             494




The following table provides the net periodic benefit cost for the years ended 2004, 2003 and 2002:




                                   Pension Benefits                                 Other Benefits
                   ----------------------------------------------  ----------------------------------------------
                       2004            2003            2002            2004            2003             2002

Net periodic
 benefit costs          $ 3,031          $ 2,438         $ 1,394         $ 1,205          $  746          $  197


The assumptions used in the measurement of the Company's benefit obligations are shown in the following table:

                                                        Pension Benefits                  Other Benefits
                                                  ------------------------------   ------------------------------
                                                      2004            2003             2004             2003

Weighted-average assumptions as of
 December 31
    Discount rate                                    5.75%            6.25%         5.75 to 6.25%      6.25%
    Expected return on plan assets                   8.25%         6.25 to 8.75%        N/A             N/A
    Rate of compensation increase                    5.50%         4.05 to 4.25%        N/A             N/A


For measurement purposes, a 9% to 10% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2004. The rate was assumed to decrease gradually each year to a rate of 4.5% to 5.0% for 2011 and remain at that level thereafter.

Midland National also participates in a noncontributory Employee Stock Ownership Plan ("ESOP") which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for 2004, 2003 and 2002 were $2,576, $4,050 and $5,388, respectively. The expense for 2004, 2003 and 2002 was $3,120, $4,441 and $3,660, respectively. All contributions to the ESOP are held in trust.

8.        Commitments and Contingencies

Lease Commitments
The Company leases certain equipment and office space. Rental expense on operating leases amounted to $4,035, $4,742 and $2,005 for the years ended December 31, 2004, 2003 and 2002, respectively. The minimum future rentals on operating leases at December 31, 2004, are $1,683 in 2005; $1,624 in 2006; $1,554 in 2007; $1,414 in 2008; $1,414 in 2009 and $2,888 thereafter.

Other Contingencies
The Company is a defendant in various lawsuits related to the normal conduct of its insurance business. In the opinion of management, the ultimate resolution of such litigation will not materially impact the Company's financial position or results of operations.

9.        Other Related Party Transactions

The Company pays fees to SEI under management contracts. The Company was charged $9,336, $6,781 and $4,725 in 2004, 2003 and 2002, respectively, related to these contracts.

The Company pays investment management fees to an affiliate, The Guggenheim Group, L.L.C. ("Guggenheim"). The Company was charged $17,495, $13,612 and $7,147 in 2004, 2003 and 2002, respectively. The fee is calculated based on the average fair value of invested assets under management times a contractual rate.

Midland National provides certain insurance and noninsurance services to North American and NANY for which it was reimbursed $9,516, $9,032 and $13,233 in 2004, 2003 and 2002, respectively, for the costs incurred to render such services.

The Company received a capital contributions from SEI of $225,000 in 2003. These funds were applied as part of the funds to purchase CHC in 2003 (Note 10).

The Company pays sales commissions to Sammons Securities, Inc., a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds. The Company was charged approximately $481, 410 and $267 in 2004, 2003 and 2002, respectively.

10.        Acquisition of CHC Holding

Effective January 8, 2003, Midland National acquired 100% of the shares of CHC Holding Inc. ("CHC"), which is the holding corporation for Clarica Life Insurance Company - U.S. ("Clarica Life"). The primary source of funds used to acquire the CHC shares was capital contributions received from SEI of $225,000 and $10,000 received in 2003 and 2002, respectively. The purchase price for these shares was $290,188 of which $282,936 represented the initial cost of the shares plus $7,252 of other costs. The allocation of the purchase price to the assets and liabilities of this company was as follows:


Assets
    Fixed maturities securities                            $2,561,725
    Mortgage loans                                            669,184
    Policy loans                                               58,185
    Short-term investments                                     87,954
    Other invested assets and derivatives                      10,566
    Income tax asset                                           55,702
    Present value of future profits                            39,293
    Cash and other receivables                                 38,339
                                                         -------------
              Total assets                                  3,520,948
                                                         -------------
Liabilities
    Policyholder account balances and reserves              2,984,127
    Other liabilities                                         246,635
                                                         -------------
              Total liabilities                             3,230,762
                                                         -------------
Purchase price                                              $ 290,186
                                                         -------------


The results of CHC are included in the Company's financial statements since January 8, 2003, the effective date of the purchase. The acquired assets and liabilities were recorded at fair values and, as a result, there was no excess purchase price allocated to goodwill.

In 1994, Clarica Life issued subordinated bonds denominated in British pounds. The bonds matured on January 12, 2004, and paid interest at 7.25%. Interest payments and the repayment of principal at maturity date was fully guaranteed by Sun Life (previously known as Clarica Canada).

Prior to, and as a condition of, the acquisition of CHC by Midland, certain assets were put into trust to defease the outstanding debt. In addition, Sun Life indemnified Midland National against any liability related to these bonds or any shortfall in the trust and also retained the residual interest in any excess trust assets after the debt has been retired. The bonds were retired by the trust assets in 2004. As of December 31, 2003, $29,199 of assets existed in the trust available to repay the obligation.

Midland National Life Insurance Company
Separate Account C
Financial Statements
December 31, 2004 and 2003

Midland National Life Insurance Company
Separate Account C
Index
--------------------------------------------------------------------------------


                                                                         Page(s)

Report of Independent Registered Public Accounting Firm........................1

Financial Statements

Statements of Assets and Liabilities, Operations and
      Changes in Net Assets.................................................2-59

Notes to Financial Statements..............................................60-81

            Report of Independent Registered Public Accounting Firm.


   The Board of Directors and Stockholder
   Midland National Life Insurance Company and
   Policyholders of Separate Account C


   In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Midland National Life Insurance Company Separate Account C (consisting of the portfolios of the Fidelity Variable Insurance Products Fund I, the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund III, the American Century Variable Portfolios, Inc., the Massachusetts Financial Services Variable Insurance Trust, the Lord Abbett Series Fund, Inc., the Alger American Fund, the Berger IPT Funds, the Calvert Variable Series, Inc., the AIM Variable Insurance Funds, the LEVCO Series Trust, the J.P. Morgan Series Trust II, the Rydex Variable Trust, the Van Eck Worldwide Insurance Trust, the Janus Aspen Series, and the PIMCO Variable Insurance Trust) at December 31, 2004, and the results of each of the portfolios' operations and changes in each of the portfolios' net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmations of securities owned at December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.



      /s/
   ----------------------------------------
    PricewaterhousesCoopers LLP

   April 22, 2005

Midland National Life Insurance Company
Separate Account C
Accumulated Total for All Portfolios
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                          Statement of Operations
              December 31, 2004                                         Year Ended December 31, 2004

ASSETS                                                            INVESTMENT INCOME
    Investment in Portfolios, at net asset                          Dividend income                              $  2,562,562
     value (cost $226,277,071)                   $241,230,758       Capital gains distributions                       675,855
                                                                                                             -----------------

LIABILITIES                                                 -                                                       3,238,417
                                              ----------------
                                                                    Expenses
NET ASSETS                                       $241,230,758         Administrative expense                          271,048
                                              ----------------
                                                                      Mortality and expense risk                    2,720,435
Number of units outstanding                        15,530,811         Contract maintenance charge                     214,168
                                              ----------------                                               -----------------

                                                                        Net investment income                          32,766

                                                                  REALIZED AND UNREALIZED GAINS
                                                                   (LOSSES) ON INVESTMENTS
                                                                    Net realized losses on investments             (4,556,555)
                                                                    Net unrealized appreciation on
                                                                     investments                                   22,778,309
                                                                                                             -----------------

                                                                  Net increase in net assets resulting from
                                                                   operations                                    $ 18,254,520
                                                                                                             -----------------

------------------------------------------------------------------------------------------------------------------------------

     Statement of Changes in Net Assets
   Years Ended December 31, 2004 and 2003

                                                                                                2004               2003

Net assets at beginning of year                                                               $199,869,839       $157,314,997

Net increase in net assets resulting from operations                                            18,254,520         36,259,240

Capital shares transactions
    Net premiums                                                                                54,324,076         37,606,368
    Transfers of policy loans                                                                      (76,345)           105,719
    Transfers of surrenders                                                                    (24,461,692)       (20,376,419)
    Transfers of death benefits                                                                 (1,297,355)        (1,192,319)
    Transfers of other terminations                                                             (5,532,392)        (7,564,497)
    Interfund and net transfers to general account                                                 150,107         (2,283,250)
                                                                                          -----------------  -----------------

      Net increase in net assets from capital share transactions                                23,106,399          6,295,602
                                                                                          -----------------  -----------------

Total increase in net assets                                                                    41,360,919         42,554,842
                                                                                          -----------------  -----------------

Net assets at end of year                                                                     $241,230,758       $199,869,839
                                                                                          -----------------  -----------------



The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Money Market Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 9,269,544                               Dividend income                               $   124,951
     shares at net asset value of $1.00                              Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $9,269,544)                    $ 9,269,544
                                                                                                                       124,951
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                           10,377
NET ASSETS                                          $ 9,269,544        Mortality and expense risk                      137,621
                                                 ---------------
                                                                       Contract maintenance charge                       5,366
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional        73,388       $10.08       $  739,741           Net investment loss                          (28,413)
1.20% Institutional         7,135       $10.01           71,394
1.30% Institutional        40,055        $9.98          399,649    REALIZED AND UNREALIZED GAINS
1.40% Institutional       396,307       $13.18        5,224,524     (LOSSES) ON INVESTMENTS
1.45% Institutional        87,978        $9.93          873,966      Net realized gains on investments                       -
1.55% Institutional        57,026        $9.90          564,844      Net unrealized appreciation on
1.70% Institutional           476        $9.86            4,693       investments                                            -
                                                                                                               ----------------
1.80% Institutional         6,391        $9.83           62,842
1.90% Institutional         1,377        $9.80           13,502    Net decrease in net assets resulting from
2.05% Institutional       132,427        $9.76        1,292,705     operations                                     $   (28,413)
                                                                                                               ----------------
2.40% Institutional         2,244        $9.66           21,685





                       -----------               ---------------
                          804,804                   $ 9,269,544
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

      Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                 $  8,015,449      $ 11,925,557

Net decrease in net assets resulting from operations                                                 (28,413)          (57,155)

Capital shares transactions
    Net premiums                                                                                   6,516,073        17,427,441
    Transfers of policy loans                                                                          6,878            12,844
    Transfers of surrenders                                                                         (967,042)       (7,815,987)
    Transfers of death benefits                                                                      (13,833)          (21,863)
    Transfers of other terminations                                                                 (589,632)       (2,379,243)
    Interfund and net transfers to general account                                                (3,669,936)      (11,076,145)
                                                                                            -----------------  ----------------

      Net increase (decrease) in net assets from capital share transactions                        1,282,508        (3,852,953)
                                                                                            -----------------  ----------------

Total increase (decrease) in net assets                                                            1,254,095        (3,910,108)
                                                                                            -----------------  ----------------

Net assets at end of year                                                                       $  9,269,544      $  8,015,449
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I High Income Portfolio
----------------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2004                                                       Year Ended December 31, 2004

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 1,016,766                                Dividend income                               $   388,767
     shares at net asset value of $6.96                               Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $6,621,615)                    $  7,080,933
                                                                                                                        388,767
LIABILITIES                                                    -      Expenses
                                                 ----------------
                                                                        Administrative expense                            6,449
NET ASSETS                                          $  7,080,933        Mortality and expense risk                       66,992
                                                 ----------------
                                                                        Contract maintenance charge                       3,564
                                                                                                               -----------------
                         Units     Unit Value      Net Assets
0.95% Institutional        85,583       $13.91      $  1,190,397          Net investment income                         311,762
1.20% Institutional         2,842       $13.81            39,244
1.30% Institutional         5,907       $13.77            81,327    REALIZED AND UNREALIZED GAINS
1.40% Institutional       310,719       $14.13         4,389,854     (LOSSES) ON INVESTMENTS
1.45% Institutional         4,816       $13.71            66,012      Net realized losses on investments               (376,525)
1.55% Institutional        47,998       $13.67           656,050      Net unrealized appreciation on
1.65% Institutional           121       $14.15             1,712       investments                                      462,171
                                                                                                               -----------------
1.70% Institutional           141       $13.61             1,914
1.80% Institutional         2,598       $13.57            35,249    Net increase in net assets resulting from
1.90% Institutional           344       $13.53             4,652     operations                                     $   397,408
                                                                                                               -----------------
2.05% Institutional        44,134       $13.47           594,513
2.40% Institutional         1,501       $13.33            20,008




                       -----------               ----------------
                          506,702                   $  7,080,933
                       -----------               ----------------

--------------------------------------------------------------------------------------------------------------------------------

      Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004               2003

Net assets at beginning of year                                                                 $  4,641,549       $  3,040,364

Net increase in net assets resulting from operations                                                 397,408            821,649

Capital shares transactions
    Net premiums                                                                                   1,436,914          1,013,340
    Transfers of policy loans                                                                         (1,707)             3,140
    Transfers of surrenders                                                                         (272,738)          (304,681)
    Transfers of death benefits                                                                      (11,423)           (92,688)
    Transfers of other terminations                                                                 (188,282)           (82,753)
    Interfund and net transfers to general account                                                 1,079,212            243,178
                                                                                             ----------------  -----------------

      Net increase in net assets from capital share transactions                                   2,041,976            779,536
                                                                                             ----------------  -----------------

Total increase in net assets                                                                       2,439,384          1,601,185
                                                                                             ----------------  -----------------

Net assets at end of year                                                                       $  7,080,933       $  4,641,549
                                                                                             ----------------  -----------------


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
----------------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 840,139                                 Dividend income                               $   305,457
     shares at net asset value of $25.35                             Capital gains distributions                        73,176
                                                                                                               ----------------
     per share (cost $18,715,098)                  $ 21,298,544
                                                                                                                       378,633
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                           28,954
NET ASSETS                                         $ 21,298,544        Mortality and expense risk                      255,430
                                                 ---------------
                                                                       Contract maintenance charge                      19,674
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional        53,683       $11.87       $  636,984           Net investment income                         74,575
1.20% Institutional         3,648       $11.78           42,967
1.30% Institutional         1,960       $11.75           23,017    REALIZED AND UNREALIZED GAINS
1.40% Institutional       732,571       $27.16       19,898,769     (LOSSES) ON INVESTMENTS
1.45% Institutional         3,879       $11.69           45,359      Net realized gains on investments                  30,960
1.55% Institutional        27,853       $11.66          324,765      Net unrealized appreciation on
1.80% Institutional         1,558       $11.58           18,036       investments                                    1,808,712
                                                                                                               ----------------
2.05% Institutional        26,021       $11.49          299,015
2.15% Institutional            62       $11.46              711    Net increase in net assets resulting from
2.40% Institutional           713       $11.37            8,110     operations                                    $  1,914,247
                                                                                                               ----------------
2.65% Institutional            72       $11.29              810





                       -----------               ---------------
                          852,020                  $ 21,298,544
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

      Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                 $ 19,428,803      $ 16,582,653

Net increase in net assets resulting from operations                                               1,914,247         4,241,437

Capital shares transactions
    Net premiums                                                                                   2,117,801           826,931
    Transfers of policy loans                                                                         (4,993)           (3,587)
    Transfers of surrenders                                                                       (1,725,883)       (1,487,881)
    Transfers of death benefits                                                                     (126,527)         (132,514)
    Transfers of other terminations                                                                 (502,039)         (427,374)
    Interfund and net transfers to general account                                                   197,135          (170,862)
                                                                                            -----------------  ----------------

      Net decrease in net assets from capital share transactions                                     (44,506)       (1,395,287)
                                                                                            -----------------  ----------------

Total increase in net assets                                                                       1,869,741         2,846,150
                                                                                            -----------------  ----------------

Net assets at end of year                                                                       $ 21,298,544      $ 19,428,803
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------

      Statement of Assets and Liabilities                                   Statement of Operations
  December 31, 2004                                                       Year Ended December 31, 2004

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 750,628                                  Dividend income                                $   64,606
     shares at net asset value of $31.99                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $27,061,902)                   $ 24,015,824
                                                                                                                         64,606
LIABILITIES                                                    -      Expenses
                                                 ----------------
                                                                        Administrative expense                           35,823
NET ASSETS                                          $ 24,015,824        Mortality and expense risk                      309,558
                                                 ----------------
                                                                        Contract maintenance charge                      34,131
                                                                                                               -----------------
                          Units     Unit Value     Net Assets
0.95% Institutional         44,423        $9.49       $  421,526          Net investment loss                          (314,906)
1.20% Institutional          1,575        $9.42           14,833
1.30% Institutional          1,452        $9.39           13,636    REALIZED AND UNREALIZED GAINS
1.40% Institutional      1,032,654       $22.31       23,035,444     (LOSSES) ON INVESTMENTS
1.45% Institutional          1,907        $9.35           17,834      Net realized losses on investments             (2,764,312)
1.55% Institutional         34,508        $9.32          321,765      Net unrealized appreciation on
1.70% Institutional            217        $9.28            2,019       investments                                    3,420,786
                                                                                                               -----------------
1.80% Institutional             39        $9.26              360
2.05% Institutional         20,309        $9.19          186,623    Net increase in net assets resulting from
2.15% Institutional              5        $9.16               43     operations                                     $   341,568
                                                                                                               -----------------
2.40% Institutional             99        $9.10              904
2.65% Institutional             93        $9.03              836




                       ------------              ----------------
                         1,137,280                  $ 24,015,824
                       ------------              ----------------

--------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004               2003

Net assets at beginning of year                                                                 $ 25,313,935       $ 21,476,304

Net increase in net assets resulting from operations                                                 341,568          6,040,530

Capital shares transactions
    Net premiums                                                                                   1,579,520            907,176
    Transfers of policy loans                                                                        (16,727)             9,247
    Transfers of surrenders                                                                       (2,062,899)        (1,969,460)
    Transfers of death benefits                                                                     (205,518)           (78,338)
    Transfers of other terminations                                                                 (497,100)          (492,053)
    Interfund and net transfers to general account                                                  (436,955)          (579,471)
                                                                                             ----------------  -----------------

      Net decrease in net assets from capital share transactions                                  (1,639,679)        (2,202,899)
                                                                                             ----------------  -----------------

Total (decrease) increase in net assets                                                           (1,298,111)         3,837,631
                                                                                             ----------------  -----------------

Net assets at end of year                                                                       $ 24,015,824       $ 25,313,935
                                                                                             ----------------  -----------------


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Overseas Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 280,383                                 Dividend income                                $   44,057
     shares at net asset value of $17.49                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $3,866,553)                    $ 4,904,688
                                                                                                                        44,057
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                            5,591
NET ASSETS                                          $ 4,904,688        Mortality and expense risk                       52,795
                                                 ---------------
                                                                       Contract maintenance charge                       5,025
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional        24,549       $13.26       $  325,532           Net investment loss                          (19,354)
1.20% Institutional         2,089       $13.16           27,496
1.30% Institutional         3,107       $13.13           40,785    REALIZED AND UNREALIZED GAINS
1.40% Institutional       238,607       $16.56        3,951,575     (LOSSES) ON INVESTMENTS
1.45% Institutional         4,495       $13.07           58,750      Net realized gains on investments                 154,600
1.55% Institutional        10,703       $13.03          139,471      Net unrealized appreciation on
1.65% Institutional           224       $15.36            3,442       investments                                      360,968
                                                                                                               ----------------
1.70% Institutional         1,488       $12.97           19,305
1.80% Institutional         1,681       $12.94           21,751    Net increase in net assets resulting from
1.90% Institutional           983       $12.90           12,682     operations                                     $   496,214
                                                                                                               ----------------
2.05% Institutional        22,880       $12.84          293,826
2.15% Institutional            58       $12.80              745
2.40% Institutional           734       $12.71            9,327



                       -----------               ---------------
                          311,599                   $ 4,904,688
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                  $ 3,687,733      $  2,819,410

Net increase in net assets resulting from operations                                                 496,214         1,615,878

Capital shares transactions
    Net premiums                                                                                   1,007,157           189,076
    Transfers of policy loans                                                                         (2,508)              361
    Transfers of surrenders                                                                         (427,264)         (322,278)
    Transfers of death benefits                                                                      (30,001)          (16,462)
    Transfers of other terminations                                                                  (89,280)          (72,788)
    Interfund and net transfers to general account                                                   262,637          (525,464)
                                                                                            -----------------  ----------------

      Net increase (decrease) in net assets from capital share transactions                          720,741          (747,555)
                                                                                            -----------------  ----------------

Total increase in net assets                                                                       1,216,955           868,323
                                                                                            -----------------  ----------------

Net assets at end of year                                                                        $ 4,904,688       $ 3,687,733
                                                                                            -----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Midcap Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 244,081                                 Dividend income                                 $       -
     shares at net asset value of $30.13                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $5,338,078)                    $ 7,353,232
                                                                                                                             -
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                            7,764
NET ASSETS                                          $ 7,353,232        Mortality and expense risk                       74,329
                                                 ---------------
                                                                       Contract maintenance charge                       5,279
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional        24,250       $15.22       $  369,163           Net investment loss                          (87,372)
1.20% Institutional         3,421       $15.11           51,709
1.30% Institutional         7,914       $15.07          119,261    REALIZED AND UNREALIZED GAINS
1.40% Institutional       426,203       $14.26        6,077,761     (LOSSES) ON INVESTMENTS
1.45% Institutional         3,752       $15.00           56,294      Net realized gains on investments                 328,899
1.55% Institutional         9,850       $14.96          147,352      Net unrealized appreciation on
1.70% Institutional         1,477       $14.89           22,001       investments                                    1,046,331
                                                                                                               ----------------
1.80% Institutional         6,328       $14.85           93,977
1.90% Institutional            93       $14.81            1,379    Net increase in net assets resulting from
2.05% Institutional        21,650       $14.74          319,188     operations                                    $  1,287,858
                                                                                                               ----------------
2.15% Institutional         6,145       $14.70           90,340
2.40% Institutional           302       $14.59            4,405
2.65% Institutional            28       $14.49              404



                       -----------               ---------------
                          511,413                   $ 7,353,232
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                  $ 4,864,077      $  3,343,861

Net increase in net assets resulting from operations                                               1,287,858         1,183,561

Capital shares transactions
    Net premiums                                                                                   1,100,582           675,048
    Transfers of policy loans                                                                         (3,885)            3,142
    Transfers of surrenders                                                                         (373,952)         (511,793)
    Transfers of death benefits                                                                     (152,753)           (3,465)
    Transfers of other terminations                                                                 (168,480)          (89,713)
    Interfund and net transfers to general account                                                   799,785           263,436
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                   1,201,297           336,655
                                                                                            -----------------  ----------------

Total increase in net assets                                                                       2,489,155         1,520,216
                                                                                            -----------------  ----------------

Net assets at end of year                                                                        $ 7,353,232       $ 4,864,077
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 374,424                                 Dividend income                               $   161,769
     shares at net asset value of $14.84                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $5,473,783)                    $ 5,555,667
                                                                                                                       161,769
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                            8,270
NET ASSETS                                          $ 5,555,667        Mortality and expense risk                       72,864
                                                 ---------------
                                                                       Contract maintenance charge                       6,017
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional         3,688       $10.97       $   40,469           Net investment income                         74,618
1.40% Institutional       287,405       $18.23        5,240,025
1.45% Institutional         1,566       $10.81           16,931    REALIZED AND UNREALIZED GAINS
1.55% Institutional        19,106       $10.78          206,027     (LOSSES) ON INVESTMENTS
1.70% Institutional           178       $10.74            1,908      Net realized losses on investments               (215,295)
2.05% Institutional         4,020       $10.63           42,721      Net unrealized appreciation on
2.40% Institutional           721       $10.52            7,586       investments                                      348,152
                                                                                                               ----------------

                                                                   Net increase in net assets resulting from
                                                                    operations                                      $  207,475
                                                                                                               ----------------
                                                                                                               ----------------






                       -----------               ---------------
                          316,683                   $ 5,555,667
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                 $  6,119,650       $ 5,895,389

Net increase in net assets resulting from operations                                                 207,475           881,629

Capital shares transactions
    Net premiums                                                                                     164,493           302,479
    Transfers of policy loans                                                                           (334)              865
    Transfers of surrenders                                                                         (648,911)         (592,671)
    Transfers of death benefits                                                                      (98,135)          (69,632)
    Transfers of other terminations                                                                 (202,979)         (248,632)
    Interfund and net transfers to general account                                                    14,408           (49,777)
                                                                                            -----------------  ----------------

      Net decrease in net assets from capital share transactions                                    (771,458)         (657,368)
                                                                                            -----------------  ----------------

Total (decrease) increase in net assets                                                             (563,983)          224,261
                                                                                            -----------------  ----------------

Net assets at end of year                                                                        $ 5,555,667      $  6,119,650
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 599,254                                 Dividend income                                $  335,393
     shares at net asset value of $13.23                             Capital gains distributions                       241,954
                                                                                                               ----------------
     per share (cost $7,899,515)                    $ 7,927,639
                                                                                                                       577,347
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                           10,982
NET ASSETS                                          $ 7,927,639        Mortality and expense risk                      100,473
                                                 ---------------
                                                                       Contract maintenance charge                       6,943
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional        34,015       $11.58       $  393,980           Net investment income                        458,949
1.20% Institutional           583       $11.50            6,704
1.30% Institutional         1,372       $11.46           15,727    REALIZED AND UNREALIZED GAINS
1.40% Institutional       405,965       $17.20        6,981,602     (LOSSES) ON INVESTMENTS
1.45% Institutional         6,795       $11.41           77,565      Net realized gains on investments                  33,983
1.55% Institutional        16,912       $11.38          192,482      Net unrealized depreciation on
1.70% Institutional           159       $11.33            1,807       investments                                     (277,599)
                                                                                                               ----------------
1.80% Institutional         1,502       $11.30           16,974
1.90% Institutional           456       $11.27            5,142    Net increase in net assets resulting from
2.05% Institutional        21,009       $11.22          235,655     operations                                     $   215,333
                                                                                                               ----------------






                       -----------               ---------------
                          488,769                   $ 7,927,639
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                 $  8,132,050      $  9,016,171

Net increase in net assets resulting from operations                                                 215,333           313,082

Capital shares transactions
    Net premiums                                                                                     833,616         1,184,251
    Transfers of policy loans                                                                            797             3,924
    Transfers of surrenders                                                                         (583,070)         (944,606)
    Transfers of death benefits                                                                      (20,575)          (81,546)
    Transfers of other terminations                                                                 (168,522)         (359,884)
    Interfund and net transfers to general account                                                  (481,990)         (999,342)
                                                                                            -----------------  ----------------

      Net decrease in net assets from capital share transactions                                    (419,744)       (1,197,203)
                                                                                            -----------------  ----------------

Total decrease in net assets                                                                        (204,411)         (884,121)
                                                                                            -----------------  ----------------

Net assets at end of year                                                                        $ 7,927,639      $  8,132,050
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
----------------------------------------------------------------------------------------------------------------------------------

      Statement of Assets and Liabilities                                   Statement of Operations
  December 31, 2004                                                       Year Ended December 31, 2004

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 196,850                                  Dividend income                                $  305,757
     shares at net asset value of $137.60                             Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $27,099,195)                    $27,086,408
                                                                                                                        305,757
LIABILITIES                                                    -      Expenses
                                                 ----------------
                                                                        Administrative expense                           34,594
NET ASSETS                                           $27,086,408        Mortality and expense risk                      315,407
                                                 ----------------
                                                                        Contract maintenance charge                      32,490
                                                                                                               -----------------
                          Units     Unit Value     Net Assets
0.95% Institutional         98,712       $10.90      $ 1,076,177          Net investment loss                           (76,734)
1.20% Institutional         11,158       $10.82          120,761
1.30% Institutional         15,648       $10.79          168,868    REALIZED AND UNREALIZED GAINS
1.40% Institutional        887,970       $26.36       23,408,907     (LOSSES) ON INVESTMENTS
1.45% Institutional         17,356       $10.74          186,475      Net realized losses on investments               (890,519)
1.55% Institutional         56,092       $10.71          600,914      Net unrealized appreciation on
1.65% Institutional            632       $13.35            8,446       investments                                    3,157,081
                                                                                                               -----------------
1.70% Institutional            743       $10.67            7,929
1.80% Institutional         10,057       $10.64          106,955    Net increase in net assets resulting from
1.90% Institutional          2,105       $10.60           22,322     operations                                    $  2,189,828
                                                                                                               -----------------
2.05% Institutional        128,007       $10.56        1,351,504
2.40% Institutional          2,550       $10.45           26,652
2.65% Institutional             48       $10.37              496



                       ------------              ----------------
                         1,231,078                   $27,086,408
                       ------------              ----------------

--------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004               2003

Net assets at beginning of year                                                                  $23,640,567        $20,680,848

Net increase in net assets resulting from operations                                               2,189,828          4,937,637

Capital shares transactions
    Net premiums                                                                                   3,681,784          1,165,373
    Transfers of policy loans                                                                        (16,496)            21,138
    Transfers of surrenders                                                                       (1,821,654)        (1,696,297)
    Transfers of death benefits                                                                     (208,170)          (260,439)
    Transfers of other terminations                                                                 (531,439)          (466,090)
    Interfund and net transfers to general account                                                   151,988           (741,603)
                                                                                             ----------------  -----------------

      Net increase (decrease) in net assets from capital share transactions                        1,256,013         (1,977,918)
                                                                                             ----------------  -----------------

Total increase in net assets                                                                       3,445,841          2,959,719
                                                                                             ----------------  -----------------

Net assets at end of year                                                                        $27,086,408        $23,640,567
                                                                                             ----------------  -----------------


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
----------------------------------------------------------------------------------------------------------------------------------

      Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                        Year Ended December 31, 2004

ASSETS                                                               INVESTMENT INCOME
    Investment in Portfolio, 894,806                                   Dividend income                               $    61,802
     shares at net asset value of $26.57                               Capital gains distributions                             -
                                                                                                                -----------------
     per share (cost $20,472,220)                    $23,776,578
                                                                                                                          61,802
LIABILITIES                                                    -       Expenses
                                                  ---------------
                                                                         Administrative expense                           27,436
NET ASSETS                                           $23,776,578         Mortality and expense risk                      259,729
                                                  ---------------
                                                                         Contract maintenance charge                      24,290
                                                                                                                -----------------
                          Units      Unit Value     Net Assets
0.95% Institutional         38,269        $13.07      $  500,267           Net investment loss                          (249,653)
1.20% Institutional        146,360        $12.98       1,899,365
1.30% Institutional         21,211        $12.94         274,461     REALIZED AND UNREALIZED GAINS
1.40% Institutional        700,578        $27.94      19,575,065      (LOSSES) ON INVESTMENTS
1.45% Institutional          9,745        $12.88         125,546       Net realized losses on investments                (87,165)
1.55% Institutional         51,873        $12.85         666,342       Net unrealized appreciation on
1.65% Institutional            217        $13.96           3,025        investments                                    3,087,172
                                                                                                                -----------------
1.70% Institutional            222        $12.79           2,844
1.80% Institutional         11,778        $12.75         150,195     Net increase in net assets resulting from
1.90% Institutional            502        $12.72           6,389      operations                                     $ 2,750,354
                                                                                                                -----------------
2.05% Institutional         32,652        $12.66         413,368
2.15% Institutional         12,420        $12.62         156,775
2.65% Institutional             50        $12.44             625
3.35% Institutional            190        $12.19           2,311


                       ------------               ---------------
                         1,026,069                   $23,776,578
                       ------------               ---------------

---------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
     Years Ended December 31, 2004 and 2003

                                                                                                   2004               2003

Net assets at beginning of year                                                                  $ 17,597,218       $ 14,723,127

Net increase in net assets resulting from operations                                                2,750,354          3,578,855

Capital shares transactions
    Net premiums                                                                                    4,176,697          1,378,385
    Transfers of policy loans                                                                          (4,604)             6,076
    Transfers of surrenders                                                                        (1,297,860)        (1,556,950)
    Transfers of death benefits                                                                       (73,712)          (109,588)
    Transfers of other terminations                                                                  (365,861)          (356,892)
    Interfund and net transfers to general account                                                    994,346            (65,795)
                                                                                             -----------------  -----------------

      Net increase (decrease) in net assets from capital share transactions                         3,429,006           (704,764)
                                                                                             -----------------  -----------------

Total increase in net assets                                                                        6,179,360          2,874,091
                                                                                             -----------------  -----------------

Net assets at end of year                                                                         $23,776,578       $ 17,597,218
                                                                                             -----------------  -----------------


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 235,724                                 Dividend income                                $   72,520
     shares at net asset value of $12.77                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $3,120,333)                   $  3,010,311
                                                                                                                        72,520
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                            4,572
NET ASSETS                                         $  3,010,311        Mortality and expense risk                       39,027
                                                 ---------------
                                                 ---------------
                                                                       Contract maintenance charge                       4,272
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional         4,727       $10.73       $   50,700           Net investment income                         24,649
1.20% Institutional           716       $10.65            7,622
1.30% Institutional           243       $10.62            2,581    REALIZED AND UNREALIZED GAINS
1.40% Institutional       156,101       $18.31        2,857,503     (LOSSES) ON INVESTMENTS
1.45% Institutional         3,524       $10.57           37,249      Net realized losses on investments               (180,751)
1.55% Institutional         4,222       $10.54           44,501      Net unrealized appreciation on
1.80% Institutional           408       $10.46            4,269       investments                                      280,408
                                                                                                               ----------------
2.05% Institutional           567       $10.39            5,885
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   124,306
                                                                                                               ----------------






                       -----------               ---------------
                          170,507                  $  3,010,311
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                 $  3,241,029       $ 3,042,084

Net increase in net assets resulting from operations                                                 124,306           596,112

Capital shares transactions
    Net premiums                                                                                     134,242           148,093
    Transfers of policy loans                                                                         (8,408)            5,380
    Transfers of surrenders                                                                         (325,597)         (375,640)
    Transfers of death benefits                                                                            -           (22,329)
    Transfers of other terminations                                                                  (91,701)          (56,061)
    Interfund and net transfers to general account                                                   (63,560)          (96,610)
                                                                                            -----------------  ----------------

      Net decrease in net assets from capital share transactions                                    (355,024)         (397,167)
                                                                                            -----------------  ----------------

Total (decrease) increase in net assets                                                             (230,718)          198,945
                                                                                            -----------------  ----------------

Net assets at end of year                                                                       $  3,010,311      $  3,241,029
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Balanced Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 271,593                                 Dividend income                               $    73,119
     shares at net asset value of $14.33                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $3,664,467)                    $ 3,892,889
                                                                                                                        73,119
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                            5,377
NET ASSETS                                          $ 3,892,889        Mortality and expense risk                       48,055
                                                 ---------------
                                                 ---------------
                                                                       Contract maintenance charge                       3,303
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional         7,978       $11.03       $   88,017           Net investment income                         16,384
1.20% Institutional         1,417       $10.95           15,524
1.30% Institutional         2,279       $10.92           24,888    REALIZED AND UNREALIZED GAINS
1.40% Institutional       256,388       $13.60        3,487,338     (LOSSES) ON INVESTMENTS
1.45% Institutional         2,929       $10.87           31,845      Net realized losses on investments                (64,104)
1.55% Institutional         9,160       $10.84           99,305      Net unrealized appreciation on
1.80% Institutional           914       $10.76            9,835       investments                                      193,655
                                                                                                               ----------------
2.05% Institutional        12,533       $10.68          133,915
3.35% Institutional           216       $10.29            2,222    Net increase in net assets resulting from
                                                                    operations                                     $   145,935
                                                                                                               ----------------






                       -----------               ---------------
                          293,813                   $ 3,892,889
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                  $ 3,654,882      $  3,009,183

Net increase in net assets resulting from operations                                                 145,935           470,692

Capital shares transactions
    Net premiums                                                                                     432,154           307,786
    Transfers of policy loans                                                                         (5,358)           (1,328)
    Transfers of surrenders                                                                         (340,983)         (162,564)
    Transfers of death benefits                                                                      (14,461)          (51,218)
    Transfers of other terminations                                                                 (108,349)         (175,831)
    Interfund and net transfers to general account                                                   129,069           258,162
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                      92,072           175,007
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         238,007           645,699
                                                                                            -----------------  ----------------

Net assets at end of year                                                                        $ 3,892,889       $ 3,654,882
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 456,294                                 Dividend income                                $   54,657
     shares at net asset value of $13.89                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $6,208,087)                    $ 6,339,830
                                                                                                                        54,657
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                            9,018
NET ASSETS                                          $ 6,339,830        Mortality and expense risk                       79,808
                                                 ---------------
                                                                       Contract maintenance charge                       7,847
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional         4,714       $10.72       $   50,514           Net investment loss                          (42,016)
1.20% Institutional           708       $10.64            7,531
1.30% Institutional           934       $10.61            9,912    REALIZED AND UNREALIZED GAINS
1.40% Institutional       386,178       $15.19        5,866,349     (LOSSES) ON INVESTMENTS
1.45% Institutional         2,220       $10.56           23,446      Net realized losses on investments               (169,984)
1.55% Institutional        24,486       $10.53          257,852      Net unrealized appreciation on
2.05% Institutional        11,970       $10.38          124,227       investments                                      465,577
                                                                                                               ----------------

                                                                   Net increase in net assets resulting from
                                                                    operations                                      $  253,577
                                                                                                               ----------------






                       -----------               ---------------
                          431,209                   $ 6,339,830
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                  $ 6,345,607      $  5,619,040

Net increase in net assets resulting from operations                                                 253,577         1,176,428

Capital shares transactions
    Net premiums                                                                                     475,666           268,337
    Transfers of policy loans                                                                          1,646             8,070
    Transfers of surrenders                                                                         (378,321)         (345,903)
    Transfers of death benefits                                                                      (19,789)          (43,238)
    Transfers of other terminations                                                                 (139,633)         (174,677)
    Interfund and net transfers to general account                                                  (198,923)         (162,450)
                                                                                            -----------------  ----------------

      Net decrease in net assets from capital share transactions                                    (259,354)         (449,861)
                                                                                            -----------------  ----------------

Total (decrease) increase in net assets                                                               (5,777)          726,567
                                                                                            -----------------  ----------------

Net assets at end of year                                                                        $ 6,339,830       $ 6,345,607
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 215,357                                 Dividend income                               $    18,411
     shares at net asset value of $16.07                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $3,919,884)                    $ 3,460,027
                                                                                                                        18,411
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                            5,028
NET ASSETS                                          $ 3,460,027        Mortality and expense risk                       42,728
                                                 ---------------
                                                                       Contract maintenance charge                       5,242
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional         6,541       $10.84       $   70,900           Net investment loss                          (34,587)
1.20% Institutional           475       $10.76            5,108
1.40% Institutional       300,932       $11.16        3,357,683    REALIZED AND UNREALIZED GAINS
1.45% Institutional            97       $10.68            1,039     (LOSSES) ON INVESTMENTS
1.55% Institutional         1,194       $10.65           12,716      Net realized losses on investments               (209,027)
2.05% Institutional         1,198       $10.50           12,581      Net unrealized appreciation on
                                                                      investments                                      423,347
                                                                                                               ----------------

                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   179,733
                                                                                                               ----------------






                       -----------               ---------------
                          310,437                   $ 3,460,027
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                  $ 3,495,447       $ 2,962,205

Net increase in net assets resulting from operations                                                 179,733           762,758

Capital shares transactions
    Net premiums                                                                                     108,059           178,050
    Transfers of policy loans                                                                          1,724             4,251
    Transfers of surrenders                                                                         (256,181)         (171,933)
    Transfers of death benefits                                                                       (7,260)          (31,554)
    Transfers of other terminations                                                                  (61,684)          (52,983)
    Interfund and net transfers to general account                                                       189          (155,347)
                                                                                            -----------------  ----------------

      Net decrease in net assets from capital share transactions                                    (215,153)         (229,516)
                                                                                            -----------------  ----------------

Total (decrease) increase in net assets                                                              (35,420)          533,242
                                                                                            -----------------  ----------------

Net assets at end of year                                                                        $ 3,460,027       $ 3,495,447
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Value Strategies Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 387                                     Dividend income                                 $       -
     shares at net asset value of $14.15                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $4,903)                          $   5,477
                                                                                                                             -
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                                -
NET ASSETS                                            $   5,477        Mortality and expense risk                           35
                                                 ---------------
                                                                       Contract maintenance charge                           -
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
1.80% Institutional           417       $11.15        $   4,649           Net investment loss                              (35)
2.05% Institutional            74       $11.13              828
                                                                   REALIZED AND UNREALIZED GAINS
                                                                    (LOSSES) ON INVESTMENTS
                                                                     Net realized gains on investments                       1
                                                                     Net unrealized appreciation on
                                                                      investments                                          574
                                                                                                               ----------------

                                                                   Net increase in net assets resulting from
                                                                    operations                                       $     540
                                                                                                               ----------------






                       -----------               ---------------
                              491                     $   5,477
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                    $       -         $       -

Net increase in net assets resulting from operations                                                     540                 -

Capital shares transactions
    Net premiums                                                                                       4,937                 -
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                                -                 -
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                        -                 -
    Interfund and net transfers to general account                                                         -                 -
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                       4,937                 -
                                                                                            -----------------  ----------------

Total increase in net assets                                                                           5,477                 -
                                                                                            -----------------  ----------------

Net assets at end of year                                                                         $    5,477         $       -
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Balanced Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 268,812                                 Dividend income                                $   27,336
     shares at net asset value of $7.28                              Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $1,737,145)                    $ 1,956,955
                                                                                                                        27,336
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                            2,252
NET ASSETS                                          $ 1,956,955        Mortality and expense risk                       23,175
                                                 ---------------
                                                                       Contract maintenance charge                       1,256
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional         2,019       $11.68       $   23,584           Net investment income                            653
1.20% Institutional         2,710       $11.59           31,417
1.30% Institutional         1,838       $11.56           21,247    REALIZED AND UNREALIZED GAINS
1.40% Institutional        94,225       $14.65        1,380,847     (LOSSES) ON INVESTMENTS
1.45% Institutional         6,295       $11.51           72,453      Net realized gains on investments                   9,544
1.55% Institutional        14,908       $11.48          171,080      Net unrealized appreciation on
1.70% Institutional           171       $11.43            1,951       investments                                      127,868
                                                                                                               ----------------
1.80% Institutional         1,464       $11.39           16,683
2.05% Institutional        20,951       $11.31          236,956    Net increase in net assets resulting from
2.65% Institutional            66       $11.11              736     operations                                     $   138,065
                                                                                                               ----------------






                       -----------               ---------------
                          144,647                   $ 1,956,955
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                 $  1,651,386      $  1,134,803

Net increase in net assets resulting from operations                                                 138,065           214,449

Capital shares transactions
    Net premiums                                                                                     348,005           328,867
    Transfers of policy loans                                                                           (141)            1,558
    Transfers of surrenders                                                                         (159,324)          (52,608)
    Transfers of death benefits                                                                       (6,960)                -
    Transfers of other terminations                                                                  (92,285)          (66,471)
    Interfund and net transfers to general account                                                    78,209            90,788
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                     167,504           302,134
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         305,569           516,583
                                                                                            -----------------  ----------------

Net assets at end of year                                                                       $  1,956,955      $  1,651,386
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Capital Appreciation Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 244,771                                 Dividend income                                 $       -
     shares at net asset value of $7.66                              Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $1,886,283)                    $ 1,874,949
                                                                                                                             -
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                            2,600
NET ASSETS                                          $ 1,874,949        Mortality and expense risk                       23,462
                                                 ---------------
                                                                       Contract maintenance charge                       2,521
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional         1,991       $10.14       $   20,179           Net investment loss                          (28,583)
1.30% Institutional           194       $10.03            1,947
1.40% Institutional       127,737       $13.25        1,692,260    REALIZED AND UNREALIZED GAINS
1.45% Institutional           276        $9.99            2,758     (LOSSES) ON INVESTMENTS
1.55% Institutional         3,437        $9.96           34,234      Net realized losses on investments                (85,582)
1.80% Institutional            86        $9.89              854      Net unrealized appreciation on
1.90% Institutional           103        $9.86            1,017       investments                                      224,375
                                                                                                               ----------------
2.05% Institutional         6,499        $9.82           63,803
2.15% Institutional         5,877        $9.79           57,529    Net increase in net assets resulting from
2.65% Institutional            38        $9.65              368     operations                                     $   110,210
                                                                                                               ----------------






                       -----------               ---------------
                          146,238                   $ 1,874,949
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                 $  1,900,213      $  1,843,106

Net increase in net assets resulting from operations                                                 110,210           299,108

Capital shares transactions
    Net premiums                                                                                     182,664            92,887
    Transfers of policy loans                                                                         (1,247)              704
    Transfers of surrenders                                                                         (235,489)         (207,383)
    Transfers of death benefits                                                                         (232)          (11,166)
    Transfers of other terminations                                                                  (44,988)          (68,156)
    Interfund and net transfers to general account                                                   (36,182)          (48,887)
                                                                                            -----------------  ----------------

      Net decrease in net assets from capital share transactions                                    (135,474)         (242,001)
                                                                                            -----------------  ----------------

Total (decrease) increase in net assets                                                              (25,264)           57,107
                                                                                            -----------------  ----------------

Net assets at end of year                                                                       $  1,874,949      $  1,900,213
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. International Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 940,905                                 Dividend income                               $    18,855
     shares at net asset value of $7.34                              Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $5,958,193)                    $ 6,909,663
                                                                                                                        18,855
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                            4,048
NET ASSETS                                          $ 6,909,663        Mortality and expense risk                       63,124
                                                 ---------------
                                                                       Contract maintenance charge                       3,453
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional       112,591       $11.80      $ 1,328,313           Net investment loss                          (51,770)
1.20% Institutional        10,140       $11.71          118,764
1.30% Institutional        18,298       $11.68          213,685    REALIZED AND UNREALIZED GAINS
1.40% Institutional       218,673       $12.73        2,783,686     (LOSSES) ON INVESTMENTS
1.45% Institutional        23,083       $11.63          268,381      Net realized gains on investments                  76,669
1.55% Institutional        54,019       $11.59          626,250      Net unrealized appreciation on
1.65% Institutional           838       $13.67           11,456       investments                                      709,985
                                                                                                               ----------------
1.70% Institutional           662       $11.54            7,640
1.80% Institutional        12,637       $11.51          145,437    Net increase in net assets resulting from
1.90% Institutional         2,756       $11.48           31,629     operations                                      $  734,884
                                                                                                               ----------------
2.05% Institutional       116,870       $11.43        1,335,279
2.40% Institutional         3,416       $11.31           38,627
2.65% Institutional            46       $11.23              517



                       -----------               ---------------
                          574,030                   $ 6,909,663
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                 $  3,152,421      $  2,194,937

Net increase in net assets resulting from operations                                                 734,884           839,693

Capital shares transactions
    Net premiums                                                                                   3,271,244           651,639
    Transfers of policy loans                                                                         (1,983)              314
    Transfers of surrenders                                                                         (265,073)         (164,938)
    Transfers of death benefits                                                                       (3,725)          (11,812)
    Transfers of other terminations                                                                  (88,383)          (36,705)
    Interfund and net transfers to general account                                                   110,278          (320,707)
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                   3,022,358           117,791
                                                                                            -----------------  ----------------

Total increase in net assets                                                                       3,757,242           957,484
                                                                                            -----------------  ----------------

Net assets at end of year                                                                        $ 6,909,663      $  3,152,421
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Value Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                       Year Ended December 31, 2004

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 972,703                                  Dividend income                               $    91,367
     shares at net asset value of $8.75                               Capital gains distributions                         8,145
                                                                                                               -----------------
     per share (cost $7,167,509)                     $ 8,507,010
                                                                                                                         99,512
LIABILITIES                                                    -      Expenses
                                                 ----------------
                                                                        Administrative expense                            7,451
NET ASSETS                                           $ 8,507,010        Mortality and expense risk                       86,556
                                                 ----------------
                                                                        Contract maintenance charge                       4,989
                                                                                                               -----------------
                         Units     Unit Value      Net Assets
0.95% Institutional        78,882       $12.75       $ 1,005,467          Net investment income                             516
1.20% Institutional         7,637       $12.65            96,643
1.30% Institutional        16,075       $12.62           202,813    REALIZED AND UNREALIZED GAINS
1.40% Institutional       267,184       $19.14         5,114,752     (LOSSES) ON INVESTMENTS
1.45% Institutional        16,899       $12.56           212,282      Net realized gains on investments                 190,431
1.55% Institutional        37,366       $12.53           468,026      Net unrealized appreciation on
1.65% Institutional           650       $14.36             9,326       investments                                      656,581
                                                                                                               -----------------
1.70% Institutional         3,736       $12.47            46,586
1.80% Institutional         9,149       $12.43           113,757    Net increase in net assets resulting from
1.90% Institutional         2,107       $12.40            26,127     operations                                      $  847,528
                                                                                                               -----------------
2.05% Institutional        94,737       $12.34         1,169,443
2.15% Institutional           912       $12.31            11,221
2.40% Institutional         2,502       $12.22            30,569



                       -----------               ----------------
                          537,835                    $ 8,507,010
                       -----------               ----------------

--------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004               2003

Net assets at beginning of year                                                                  $ 5,235,552        $ 3,780,653

Net increase in net assets resulting from operations                                                 847,528          1,017,551

Capital shares transactions
    Net premiums                                                                                   2,895,312            830,595
    Transfers of policy loans                                                                         (5,546)             8,344
    Transfers of surrenders                                                                         (466,311)          (208,935)
    Transfers of death benefits                                                                     (108,043)           (28,099)
    Transfers of other terminations                                                                 (179,716)           (86,103)
    Interfund and net transfers to general account                                                   288,234            (78,454)
                                                                                             ----------------  -----------------

      Net increase in net assets from capital share transactions                                   2,423,930            437,348
                                                                                             ----------------  -----------------

Total increase in net assets                                                                       3,271,458          1,454,899
                                                                                             ----------------  -----------------

Net assets at end of year                                                                       $  8,507,010        $ 5,235,552
                                                                                             ----------------  -----------------


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Income and Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 270,972                                 Dividend income                                $   25,078
     shares at net asset value of $7.32                              Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $1,818,212)                    $ 1,982,945
                                                                                                                        25,078
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                            2,591
NET ASSETS                                          $ 1,982,945        Mortality and expense risk                       23,537
                                                 ---------------
                                                                       Contract maintenance charge                       1,771
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional         1,922       $11.49       $   22,081           Net investment loss                           (2,821)
1.20% Institutional         1,510       $11.41           17,221
1.30% Institutional           217       $11.37            2,469    REALIZED AND UNREALIZED GAINS
1.40% Institutional       142,849       $12.48        1,782,411     (LOSSES) ON INVESTMENTS
1.45% Institutional         3,374       $11.32           38,211      Net realized losses on investments                (24,296)
1.55% Institutional         2,378       $11.29           26,848      Net unrealized appreciation on
1.70% Institutional            46       $11.24              515       investments                                      224,189
                                                                                                               ----------------
1.80% Institutional           275       $11.21            3,079
2.05% Institutional         8,010       $11.13           89,136    Net increase in net assets resulting from
2.40% Institutional            88       $11.02              974     operations                                     $   197,072
                                                                                                               ----------------






                       -----------               ---------------
                          160,667                   $ 1,982,945
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                 $  1,664,473      $  1,360,528

Net increase in net assets resulting from operations                                                 197,072           353,309

Capital shares transactions
    Net premiums                                                                                     172,020            86,178
    Transfers of policy loans                                                                          1,639             5,638
    Transfers of surrenders                                                                          (41,746)          (74,643)
    Transfers of death benefits                                                                      (12,302)           (3,698)
    Transfers of other terminations                                                                  (79,551)          (42,280)
    Interfund and net transfers to general account                                                    81,340           (20,559)
                                                                                            -----------------  ----------------

      Net increase (decrease) in net assets from capital share transactions                          121,400           (49,364)
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         318,472           303,945
                                                                                            -----------------  ----------------

Net assets at end of year                                                                       $  1,982,945      $  1,664,473
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Massachusetts Financial Services Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------------
Research Series
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 122,346                                 Dividend income                               $    19,530
     shares at net asset value of $15.30                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $1,815,946)                    $ 1,871,359
                                                                                                                        19,530
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                            2,706
NET ASSETS                                          $ 1,871,359        Mortality and expense risk                       23,197
                                                 ---------------
                                                                       Contract maintenance charge                       2,464
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional         2,850       $10.94       $   31,173           Net investment loss                           (8,837)
1.40% Institutional       160,671       $10.97        1,762,395
1.45% Institutional           651       $10.78            7,016    REALIZED AND UNREALIZED GAINS
1.55% Institutional         5,984       $10.75           64,320     (LOSSES) ON INVESTMENTS
2.05% Institutional           609       $10.59            6,455      Net realized losses on investments               (262,161)
                                                                     Net unrealized appreciation on
                                                                      investments                                      514,227
                                                                                                               ----------------

                                                                   Net increase in net assets resulting from
                                                                    operations                                      $  243,229
                                                                                                               ----------------






                       -----------               ---------------
                          170,766                   $ 1,871,359
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                 $  1,934,761      $  1,815,487

Net increase in net assets resulting from operations                                                 243,229           354,572

Capital shares transactions
    Net premiums                                                                                      81,716           131,614
    Transfers of policy loans                                                                            270               588
    Transfers of surrenders                                                                          (81,653)          (49,846)
    Transfers of death benefits                                                                      (24,980)          (16,494)
    Transfers of other terminations                                                                  (42,286)         (152,449)
    Interfund and net transfers to general account                                                  (239,698)         (148,711)
                                                                                            -----------------  ----------------

      Net decrease in net assets from capital share transactions                                    (306,631)         (235,298)
                                                                                            -----------------  ----------------

Total (decrease) increase in net assets                                                              (63,402)          119,274
                                                                                            -----------------  ----------------

Net assets at end of year                                                                       $  1,871,359      $  1,934,761
                                                                                            -----------------  ----------------

Midland National Life Insurance Company
Separate Account C
Massachusetts Financial Services Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------------
Emerging Growth Series
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 240,363                                 Dividend income                                 $       -
     shares at net asset value of $17.51                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $4,931,253)                    $ 4,209,271
                                                                                                                             -
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                            6,049
NET ASSETS                                          $ 4,209,271        Mortality and expense risk                       51,849
                                                 ---------------
                                                                       Contract maintenance charge                       7,033
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional         6,140       $10.04       $   61,680           Net investment loss                          (64,931)
1.20% Institutional           263        $9.97            2,624
1.40% Institutional       375,642       $10.63        3,991,880    REALIZED AND UNREALIZED GAINS
1.45% Institutional         3,340        $9.90           33,064     (LOSSES) ON INVESTMENTS
1.55% Institutional         5,755        $9.87           56,801      Net realized losses on investments               (877,919)
1.80% Institutional           280        $9.80            2,743      Net unrealized appreciation on
2.05% Institutional         6,217        $9.73           60,481       investments                                    1,371,791
                                                                                                               ----------------

                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   428,941
                                                                                                               ----------------






                       -----------               ---------------
                          397,637                   $ 4,209,271
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                 $  4,210,784       $ 3,607,932

Net increase in net assets resulting from operations                                                 428,941           938,769

Capital shares transactions
    Net premiums                                                                                     139,405           217,140
    Transfers of policy loans                                                                            170             2,941
    Transfers of surrenders                                                                         (208,565)         (212,966)
    Transfers of death benefits                                                                       (4,066)           (5,845)
    Transfers of other terminations                                                                  (95,012)         (128,390)
    Interfund and net transfers to general account                                                  (262,386)         (208,797)
                                                                                            -----------------  ----------------

      Net decrease in net assets from capital share transactions                                    (430,454)         (335,917)
                                                                                            -----------------  ----------------

Total (decrease) increase in net assets                                                               (1,513)          602,852
                                                                                            -----------------  ----------------

Net assets at end of year                                                                       $  4,209,271      $  4,210,784
                                                                                            -----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Massachusetts Financial Services Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------------
Investors Trust Series
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 55,317                                  Dividend income                                $    5,865
     shares at net asset value of $18.07                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $950,561)                       $  999,679
                                                                                                                         5,865
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                            1,387
NET ASSETS                                           $  999,679        Mortality and expense risk                       12,393
                                                 ---------------
                                                                       Contract maintenance charge                         929
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional           677       $10.65       $    7,213           Net investment loss                           (8,844)
1.20% Institutional         1,355       $10.57           14,331
1.30% Institutional             5       $10.54               49    REALIZED AND UNREALIZED GAINS
1.40% Institutional        89,169       $10.21          910,342     (LOSSES) ON INVESTMENTS
1.55% Institutional         5,317       $10.47           55,657      Net realized losses on investments                (27,576)
2.05% Institutional         1,172       $10.32           12,087      Net unrealized appreciation on
                                                                      investments                                      127,634
                                                                                                               ----------------

                                                                   Net increase in net assets resulting from
                                                                    operations                                     $    91,214
                                                                                                               ----------------






                       -----------               ---------------
                           97,695                    $  999,679
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                   $  960,505       $   805,128

Net increase in net assets resulting from operations                                                  91,214           152,662

Capital shares transactions
    Net premiums                                                                                      27,879           113,355
    Transfers of policy loans                                                                           (825)                -
    Transfers of surrenders                                                                          (15,718)          (21,479)
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                  (20,260)          (19,050)
    Interfund and net transfers to general account                                                   (43,116)          (70,111)
                                                                                            -----------------  ----------------

      Net (decrease) increase in net assets from capital share transactions                          (52,040)            2,715
                                                                                            -----------------  ----------------

Total increase in net assets                                                                          39,174           155,377
                                                                                            -----------------  ----------------

Net assets at end of year                                                                         $  999,679        $  960,505
                                                                                            -----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Massachusetts Financial Services Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------------
New Discovery Series
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 276,871                                 Dividend income                                 $       -
     shares at net asset value of $14.85                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $3,720,475)                   $  4,112,196
                                                                                                                             -
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                            5,241
NET ASSETS                                         $  4,112,196        Mortality and expense risk                       50,487
                                                 ---------------
                                                                       Contract maintenance charge                       4,637
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional        14,718        $9.69       $  142,574           Net investment loss                          (60,365)
1.20% Institutional        14,198        $9.62          136,538
1.30% Institutional         1,045        $9.59           10,024    REALIZED AND UNREALIZED GAINS
1.40% Institutional       196,707       $18.63        3,664,581     (LOSSES) ON INVESTMENTS
1.45% Institutional         2,787        $9.55           26,609      Net realized losses on investments               (141,047)
1.55% Institutional         4,509        $9.52           42,926      Net unrealized appreciation on
1.80% Institutional           748        $9.45            7,068       investments                                      364,896
                                                                                                               ----------------
2.05% Institutional         8,727        $9.38           81,876
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   163,484
                                                                                                               ----------------






                       -----------               ---------------
                          243,439                  $  4,112,196
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                 $  3,800,017       $ 2,575,428

Net increase in net assets resulting from operations                                                 163,484           818,952

Capital shares transactions
    Net premiums                                                                                   1,089,470           521,246
    Transfers of policy loans                                                                          1,832             3,367
    Transfers of surrenders                                                                         (342,769)         (159,169)
    Transfers of death benefits                                                                      (24,354)           (4,371)
    Transfers of other terminations                                                                  (76,336)          (70,003)
    Interfund and net transfers to general account                                                  (499,148)          114,567
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                     148,695           405,637
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         312,179         1,224,589
                                                                                            -----------------  ----------------

Net assets at end of year                                                                       $  4,112,196      $  3,800,017
                                                                                            -----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. VC Growth & Income Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 249,641                                 Dividend income                                $   52,783
     shares at net asset value of $27.18                             Capital gains distributions                        53,654
                                                                                                               ----------------
     per share (cost $5,752,403)                    $ 6,785,235
                                                                                                                       106,437
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                            7,253
NET ASSETS                                          $ 6,785,235        Mortality and expense risk                       72,562
                                                 ---------------
                                                                       Contract maintenance charge                       5,114
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional        16,186       $11.87      $   192,121           Net investment income                         21,508
1.20% Institutional        69,922       $11.78          823,926
1.30% Institutional         6,607       $11.75           77,633    REALIZED AND UNREALIZED GAINS
1.40% Institutional       312,469       $16.06        5,017,066     (LOSSES) ON INVESTMENTS
1.45% Institutional        11,332       $11.70          132,563      Net realized gains on investments                  41,114
1.55% Institutional        26,659       $11.66          310,950      Net unrealized appreciation on
1.70% Institutional           160       $11.61            1,854       investments                                      576,447
                                                                                                               ----------------
1.80% Institutional         1,343       $11.58           15,556
1.90% Institutional           478       $11.55            5,521    Net increase in net assets resulting from
2.05% Institutional        18,099       $11.50          208,045     operations                                      $  639,069
                                                                                                               ----------------






                       -----------               ---------------
                          463,256                   $ 6,785,235
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                  $ 4,795,295       $ 3,705,477

Net increase in net assets resulting from operations                                                 639,069         1,018,726

Capital shares transactions
    Net premiums                                                                                   1,367,555           401,980
    Transfers of policy loans                                                                           (880)              251
    Transfers of surrenders                                                                         (282,703)         (201,652)
    Transfers of death benefits                                                                            -           (44,365)
    Transfers of other terminations                                                                 (140,630)         (109,363)
    Interfund and net transfers to general account                                                   407,529            24,241
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                   1,350,871            71,092
                                                                                            -----------------  ----------------

Total increase in net assets                                                                       1,989,940         1,089,818
                                                                                            -----------------  ----------------

Net assets at end of year                                                                        $ 6,785,235       $ 4,795,295
                                                                                            -----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. VC MidCap Value Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 602,137                                 Dividend income                                $   32,839
     shares at net asset value of $20.79                             Capital gains distributions                       167,288
                                                                                                               ----------------
     per share (cost $10,029,353)                   $12,518,427
                                                                                                                       200,127
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                           10,153
NET ASSETS                                          $12,518,427        Mortality and expense risk                      115,227
                                                 ---------------
                                                                       Contract maintenance charge                       5,986
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional        45,758       $14.01       $  640,874           Net investment income                         68,761
1.20% Institutional       152,444       $13.90        2,119,608
1.30% Institutional        21,049       $13.86          291,820    REALIZED AND UNREALIZED GAINS
1.40% Institutional       353,871       $21.78        7,706,484     (LOSSES) ON INVESTMENTS
1.45% Institutional        14,889       $13.80          205,509      Net realized gains on investments                 268,531
1.55% Institutional        49,303       $13.76          678,561      Net unrealized appreciation on
1.65% Institutional           245       $15.37            3,762       investments                                    1,633,400
                                                                                                               ----------------
1.70% Institutional           696       $13.70            9,531
1.80% Institutional         4,264       $13.66           58,259    Net increase in net assets resulting from
1.90% Institutional           781       $13.62           10,644     operations                                    $  1,970,692
                                                                                                               ----------------
2.05% Institutional        56,506       $13.56          766,442
2.15% Institutional           433       $13.52            5,855
2.20% Institutional           338       $15.19            5,132
2.40% Institutional           980       $13.43           13,157
2.65% Institutional            30       $13.33              394
3.35% Institutional           183       $13.06            2,394
                       -----------               ---------------
                          701,769                   $12,518,427
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                  $ 6,333,734       $ 4,778,242

Net increase in net assets resulting from operations                                               1,970,692         1,136,901

Capital shares transactions
    Net premiums                                                                                   4,011,033           863,552
    Transfers of policy loans                                                                         (4,833)             (185)
    Transfers of surrenders                                                                         (429,847)         (428,378)
    Transfers of death benefits                                                                       (3,693)                -
    Transfers of other terminations                                                                 (199,760)          (76,527)
    Interfund and net transfers to general account                                                   841,101            60,129
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                   4,214,001           418,591
                                                                                            -----------------  ----------------

Total increase in net assets                                                                       6,184,693         1,555,492
                                                                                            -----------------  ----------------

Net assets at end of year                                                                       $ 12,518,427       $ 6,333,734
                                                                                            -----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. VC International Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 77,963                                  Dividend income                                $      711
     shares at net asset value of $8.56                              Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $544,616)                       $  667,361
                                                                                                                           711
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                              507
NET ASSETS                                           $  667,361        Mortality and expense risk                        6,068
                                                 ---------------
                                                                       Contract maintenance charge                         479
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional         3,124       $14.36       $   44,866           Net investment loss                           (6,343)
1.20% Institutional         2,937       $14.26           41,863
1.30% Institutional         1,843       $14.21           26,200    REALIZED AND UNREALIZED GAINS
1.40% Institutional        48,531        $8.95          434,446     (LOSSES) ON INVESTMENTS
1.45% Institutional           965       $14.15           13,660      Net realized gains on investments                  10,965
1.55% Institutional         5,478       $14.11           77,295      Net unrealized appreciation on
1.80% Institutional         1,105       $14.01           15,480       investments                                       76,107
                                                                                                               ----------------
2.05% Institutional           191       $13.91            2,650
2.15% Institutional           755       $13.87           10,463    Net increase in net assets resulting from
2.65% Institutional            32       $13.67              437     operations                                      $   80,729
                                                                                                               ----------------






                       -----------               ---------------
                           64,960                    $  667,361
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                  $   312,400       $   166,638

Net increase in net assets resulting from operations                                                  80,729            71,705

Capital shares transactions
    Net premiums                                                                                     243,023            86,193
    Transfers of policy loans                                                                            (11)            1,355
    Transfers of surrenders                                                                          (13,141)          (12,376)
    Transfers of death benefits                                                                       (6,726)                -
    Transfers of other terminations                                                                  (12,926)           (4,498)
    Interfund and net transfers to general account                                                    64,013             3,383
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                     274,232            74,057
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         354,961           145,762
                                                                                            -----------------  ----------------

Net assets at end of year                                                                        $   667,361       $   312,400
                                                                                            -----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Alger American Fund Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 97,826                                  Dividend income                                 $       -
     shares at net asset value of $35.12                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $3,106,998)                    $ 3,435,637
                                                                                                                             -
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                            2,459
NET ASSETS                                          $ 3,435,637        Mortality and expense risk                       32,785
                                                 ---------------
                                                                       Contract maintenance charge                       1,637
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional        49,781        $9.73       $  484,389           Net investment loss                          (36,881)
1.20% Institutional         5,680        $9.66           54,867
1.30% Institutional         8,273        $9.63           79,681    REALIZED AND UNREALIZED GAINS
1.40% Institutional       242,564        $6.63        1,608,537     (LOSSES) ON INVESTMENTS
1.45% Institutional        15,263        $9.59          146,366      Net realized gains on investments                  38,696
1.55% Institutional        37,195        $9.56          355,648      Net unrealized appreciation on
1.65% Institutional           367       $13.13            4,817       investments                                      156,490
                                                                                                               ----------------
1.70% Institutional           614        $9.52            5,845
1.80% Institutional         5,592        $9.49           53,078    Net increase in net assets resulting from
1.90% Institutional         1,403        $9.46           13,280     operations                                     $   158,305
                                                                                                               ----------------
2.05% Institutional        64,883        $9.42          611,415
2.15% Institutional           375        $9.40            3,525
2.40% Institutional         1,521        $9.33           14,187



                       -----------               ---------------
                          433,510                   $ 3,435,637
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                 $  1,959,549       $   771,430

Net increase in net assets resulting from operations                                                 158,305           312,828

Capital shares transactions
    Net premiums                                                                                   1,522,474           490,715
    Transfers of policy loans                                                                         (4,527)            1,029
    Transfers of surrenders                                                                         (109,443)          (75,801)
    Transfers of death benefits                                                                      (19,865)           (1,250)
    Transfers of other terminations                                                                  (73,325)          (36,295)
    Interfund and net transfers to general account                                                     2,469           496,893
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                   1,317,783           875,291
                                                                                            -----------------  ----------------

Total increase in net assets                                                                       1,476,088         1,188,119
                                                                                            -----------------  ----------------

Net assets at end of year                                                                        $ 3,435,637      $  1,959,549
                                                                                            -----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Alger American Fund MidCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 202,383                                 Dividend income                                 $       -
     shares at net asset value of $20.80                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $3,613,525)                    $ 4,209,562
                                                                                                                             -
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                            4,110
NET ASSETS                                          $ 4,209,562        Mortality and expense risk                       46,399
                                                 ---------------
                                                                       Contract maintenance charge                       2,886
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional        32,924       $11.94       $  392,990           Net investment loss                          (53,395)
1.20% Institutional         4,760       $11.85           56,406
1.30% Institutional         4,958       $11.82           58,585    REALIZED AND UNREALIZED GAINS
1.40% Institutional       296,998        $9.09        2,698,632     (LOSSES) ON INVESTMENTS
1.45% Institutional         8,492       $11.76           99,901      Net realized gains on investments                 193,639
1.55% Institutional        29,835       $11.73          349,944      Net unrealized appreciation on
1.65% Institutional           147       $15.36            2,260       investments                                      278,983
                                                                                                               ----------------
1.70% Institutional           224       $11.68            2,618
1.80% Institutional         3,449       $11.64           40,166    Net increase in net assets resulting from
1.90% Institutional           687       $11.61            7,971     operations                                     $   419,227
                                                                                                               ----------------
2.05% Institutional        41,469       $11.56          479,365
2.15% Institutional         1,041       $11.53           11,998
2.40% Institutional           763       $11.44            8,726



                       -----------               ---------------
                          425,748                   $ 4,209,562
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                 $  2,972,166       $   935,814

Net increase in net assets resulting from operations                                                 419,227           560,125

Capital shares transactions
    Net premiums                                                                                   1,424,666           516,057
    Transfers of policy loans                                                                           (417)            4,910
    Transfers of surrenders                                                                         (205,014)         (103,382)
    Transfers of death benefits                                                                      (25,391)          (15,738)
    Transfers of other terminations                                                                 (131,117)          (24,837)
    Interfund and net transfers to general account                                                  (244,558)        1,099,217
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                     818,169         1,476,227
                                                                                            -----------------  ----------------

Total increase in net assets                                                                       1,237,396         2,036,352
                                                                                            -----------------  ----------------

Net assets at end of year                                                                        $ 4,209,562      $  2,972,166
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Alger American Fund Leveraged AllCap Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                       Year Ended December 31, 2004

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 89,273                                   Dividend income                                 $       -
     shares at net asset value of $30.39                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $2,347,594)                    $  2,713,011
                                                                                                                              -
LIABILITIES                                                    -      Expenses
                                                 ----------------
                                                                        Administrative expense                            3,544
NET ASSETS                                          $  2,713,011        Mortality and expense risk                       34,839
                                                 ----------------
                                                                        Contract maintenance charge                       2,934
                                                                                                               -----------------
                         Units     Unit Value      Net Assets
0.95% Institutional        16,877        $9.80        $  165,428          Net investment loss                           (41,317)
1.20% Institutional        23,564        $9.73           229,292
1.30% Institutional         1,555        $9.70            15,088    REALIZED AND UNREALIZED GAINS
1.40% Institutional       353,725        $5.75         2,035,530     (LOSSES) ON INVESTMENTS
1.45% Institutional         3,245        $9.66            31,350      Net realized gains on investments                 158,144
1.55% Institutional        13,917        $9.63           134,046      Net unrealized appreciation on
1.70% Institutional            78        $9.59               749       investments                                       53,929
                                                                                                               -----------------
1.80% Institutional           829        $9.56             7,925
2.05% Institutional         9,228        $9.49            87,598    Net increase in net assets resulting from
2.15% Institutional           536        $9.46             5,076     operations                                     $   170,756
                                                                                                               -----------------
2.40% Institutional            99        $9.40               928





                       -----------               ----------------
                          423,655                   $  2,713,011
                       -----------               ----------------

--------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004               2003

Net assets at beginning of year                                                                 $  2,811,775       $  1,631,790

Net increase in net assets resulting from operations                                                 170,756            501,907

Capital shares transactions
    Net premiums                                                                                     547,469            662,934
    Transfers of policy loans                                                                            264                  -
    Transfers of surrenders                                                                         (116,677)          (117,619)
    Transfers of death benefits                                                                      (25,654)            (9,677)
    Transfers of other terminations                                                                 (125,369)           (70,553)
    Interfund and net transfers to general account                                                  (549,553)           212,993
                                                                                             ----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                         (269,520)           678,078
                                                                                             ----------------  -----------------

Total (decrease) increase in net assets                                                              (98,764)         1,179,985
                                                                                             ----------------  -----------------

Net assets at end of year                                                                       $  2,713,011       $  2,811,775
                                                                                             ----------------  -----------------


Midland National Life Insurance Company
Separate Account C
Alger American Fund Small Capitalization Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 95,472                                  Dividend income                                 $       -
     shares at net asset value of $20.26                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $1,667,869)                    $ 1,934,269
                                                                                                                             -
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                            1,659
NET ASSETS                                          $ 1,934,269        Mortality and expense risk                       20,751
                                                 ---------------
                                                                       Contract maintenance charge                         855
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional        15,677       $12.26       $  192,254           Net investment loss                          (23,265)
1.20% Institutional         8,616       $12.17          104,888
1.30% Institutional         1,500       $12.14           18,206    REALIZED AND UNREALIZED GAINS
1.40% Institutional       192,392        $6.51        1,252,354     (LOSSES) ON INVESTMENTS
1.45% Institutional         3,146       $12.09           38,017      Net realized gains on investments                 129,932
1.55% Institutional        16,715       $12.05          201,426      Net unrealized appreciation on
1.80% Institutional           461       $11.96            5,514       investments                                      122,949
                                                                                                               ----------------
2.05% Institutional         9,699       $11.88          115,180
2.15% Institutional           516       $11.84            6,114    Net increase in net assets resulting from
2.65% Institutional            27       $11.67              316     operations                                     $   229,616
                                                                                                               ----------------






                       -----------               ---------------
                          248,749                   $ 1,934,269
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                 $  1,410,934        $  270,449

Net increase in net assets resulting from operations                                                 229,616           180,328

Capital shares transactions
    Net premiums                                                                                     609,849           375,690
    Transfers of policy loans                                                                         (2,728)            1,125
    Transfers of surrenders                                                                          (40,013)          (15,797)
    Transfers of death benefits                                                                         (556)                -
    Transfers of other terminations                                                                  (67,814)          (11,625)
    Interfund and net transfers to general account                                                  (205,019)          610,764
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                     293,719           960,157
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         523,335         1,140,485
                                                                                            -----------------  ----------------

Net assets at end of year                                                                       $  1,934,269      $  1,410,934
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Berger IPT Funds Large Cap Growth Fund
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio                           $       -      Dividend income                                 $       -
                                                                     Capital gains distributions                             -
                                                                                                               ----------------
LIABILITIES                                                   -
                                                 ---------------
                                                                                                                             -
NET ASSETS                                            $       -      Expenses
                                                 ---------------
                                                                       Administrative expense                                -
                                                                       Mortality and expense risk                            -
                                                                       Contract maintenance charge                           -
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
                                -                     $       -           Net investment income                              -

                                                                   REALIZED AND UNREALIZED GAINS
                                                                    (LOSSES) ON INVESTMENTS
                                                                     Net realized gains on investments                       -
                                                                     Net unrealized appreciation on
                                                                      investments                                            -
                                                                                                               ----------------

                                                                   Net increase in net assets resulting from
                                                                    operations                                       $       -
                                                                                                               ----------------






                       -----------               ---------------
                                -                     $       -
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                    $       -       $     1,421

Net increase in net assets resulting from operations                                                       -               281

Capital shares transactions
    Net premiums                                                                                           -             3,002
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                                -                 -
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                        -              (121)
    Interfund and net transfers to general account                                                         -            (4,583)
                                                                                            -----------------  ----------------

      Net decrease in net assets from capital share transactions                                           -            (1,702)
                                                                                            -----------------  ----------------

Total decrease in net assets                                                                               -            (1,421)
                                                                                            -----------------  ----------------

Net assets at end of year                                                                          $       -         $       -
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Berger IPT Funds Small Company Growth Fund
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio                           $       -      Dividend income                                 $       -
                                                                     Capital gains distributions                             -
                                                                                                               ----------------
LIABILITIES                                                   -
                                                 ---------------
                                                                                                                             -
NET ASSETS                                            $       -      Expenses
                                                 ---------------
                                                                       Administrative expense                                -
                                                                       Mortality and expense risk                            -
                                                                       Contract maintenance charge                           -
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
                                -                     $       -           Net investment income                              -

                                                                   REALIZED AND UNREALIZED GAINS
                                                                    (LOSSES) ON INVESTMENTS
                                                                     Net realized gains on investments                       -
                                                                     Net unrealized appreciation on
                                                                      investments                                            -
                                                                                                               ----------------

                                                                   Net decrease in net assets resulting from
                                                                    operations                                       $       -
                                                                                                               ----------------






                       -----------               ---------------
                                -                     $       -
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                    $       -        $      142

Net decrease in net assets resulting from operations                                                       -               (10)

Capital shares transactions
    Net premiums                                                                                           -                 -
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                                -                 -
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                        -                 -
    Interfund and net transfers to general account                                                         -              (132)
                                                                                            -----------------  ----------------

      Net decrease in net assets from capital share transactions                                           -              (132)
                                                                                            -----------------  ----------------

Total decrease in net assets                                                                               -              (142)
                                                                                            -----------------  ----------------

Net assets at end of year                                                                          $       -         $       -
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Small Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 19,787                                  Dividend income                                 $       -
     shares at net asset value of $16.80                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $297,349)                       $  332,424
                                                                                                                             -
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                               69
NET ASSETS                                           $  332,424        Mortality and expense risk                        1,801
                                                 ---------------
                                                                       Contract maintenance charge                           -
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional        18,012       $10.83       $  195,059           Net investment loss                           (1,870)
1.20% Institutional           104       $10.76            1,123
1.30% Institutional         2,585       $10.73           27,730    REALIZED AND UNREALIZED GAINS
1.40% Institutional            68       $10.48              708     (LOSSES) ON INVESTMENTS
1.45% Institutional           254       $10.69            2,713      Net realized gains on investments                   2,529
1.55% Institutional         4,459       $10.66           47,524      Net unrealized appreciation on
1.80% Institutional           107       $10.59            1,128       investments                                       26,344
                                                                                                               ----------------
2.05% Institutional         5,339       $10.52           56,143
2.15% Institutional            28       $10.49              296    Net increase in net assets resulting from
                                                                    operations                                      $   27,003
                                                                                                               ----------------






                       -----------               ---------------
                           30,956                    $  332,424
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                   $   65,030        $      146

Net increase in net assets resulting from operations                                                  27,003             9,315

Capital shares transactions
    Net premiums                                                                                     181,334            24,519
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                           (3,279)                -
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                   (6,900)             (145)
    Interfund and net transfers to general account                                                    69,236            31,195
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                     240,391            55,569
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         267,394            64,884
                                                                                            -----------------  ----------------

Net assets at end of year                                                                         $  332,424        $   65,030
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social MidCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 2,261                                   Dividend income                                 $       -
     shares at net asset value of $26.36                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $55,849)                        $   59,589
                                                                                                                             -
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                               11
NET ASSETS                                           $   59,589        Mortality and expense risk                          365
                                                 ---------------
                                                                       Contract maintenance charge                           -
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional         2,001       $11.05       $   22,114           Net investment loss                             (376)
1.20% Institutional           160       $10.98            1,761
1.30% Institutional           419       $10.95            4,586    REALIZED AND UNREALIZED GAINS
1.45% Institutional            24       $10.90              261     (LOSSES) ON INVESTMENTS
1.55% Institutional         1,440       $10.87           15,653      Net realized losses on investments                    (25)
1.80% Institutional           458       $10.80            4,942      Net unrealized appreciation on
2.05% Institutional           891       $10.73            9,559       investments                                        3,525
                                                                                                               ----------------
2.15% Institutional            67       $10.70              712
                                                                   Net increase in net assets resulting from
                                                                    operations                                      $    3,124
                                                                                                               ----------------






                       -----------               ---------------
                            5,460                    $   59,589
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                   $    5,524         $       -

Net increase in net assets resulting from operations                                                   3,124               203

Capital shares transactions
    Net premiums                                                                                      39,232             4,311
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                           (3,110)                -
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                     (608)              (19)
    Interfund and net transfers to general account                                                    15,427             1,029
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                      50,941             5,321
                                                                                            -----------------  ----------------

Total increase in net assets                                                                          54,065             5,524
                                                                                            -----------------  ----------------

Net assets at end of year                                                                         $   59,589        $    5,524
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Equity Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 3,407                                   Dividend income                                 $      42
     shares at net asset value of $16.94                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $55,796)                        $   57,708
                                                                                                                            42
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                                7
NET ASSETS                                           $   57,708        Mortality and expense risk                          145
                                                 ---------------
                                                                       Contract maintenance charge                           -
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional         1,395       $11.02       $   15,371           Net investment loss                             (110)
1.20% Institutional           108       $10.95            1,182
1.30% Institutional           382       $10.92            4,167    REALIZED AND UNREALIZED GAINS
1.55% Institutional         3,411       $10.84           36,989     (LOSSES) ON INVESTMENTS
                                                                     Net realized gains on investments                     116
                                                                     Net unrealized appreciation on
                                                                      investments                                        1,719
                                                                                                               ----------------

                                                                   Net increase in net assets resulting from
                                                                    operations                                      $    1,725
                                                                                                               ----------------






                       -----------               ---------------
                            5,295                    $   57,708
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                   $    5,406         $       -

Net increase in net assets resulting from operations                                                   1,725               186

Capital shares transactions
    Net premiums                                                                                      49,597             5,220
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                                -                 -
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                     (233)                -
    Interfund and net transfers to general account                                                     1,213                 -
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                      50,577             5,220
                                                                                            -----------------  ----------------

Total increase in net assets                                                                          52,302             5,406
                                                                                            -----------------  ----------------

Net assets at end of year                                                                         $   57,708        $    5,406
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Technology Fund
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 13,876                                  Dividend income                                 $       -
     shares at net asset value of $12.42                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $157,845)                       $  172,341
                                                                                                                             -
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                               62
NET ASSETS                                           $  172,341        Mortality and expense risk                        1,475
                                                 ---------------
                                                                       Contract maintenance charge                           -
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional         1,989        $9.75       $   19,393           Net investment loss                           (1,537)
1.20% Institutional         3,282        $9.68           31,781
1.30% Institutional         1,103        $9.66           10,651    REALIZED AND UNREALIZED GAINS
1.40% Institutional           505        $9.99            5,047     (LOSSES) ON INVESTMENTS
1.45% Institutional         3,345        $9.62           32,182      Net realized gains on investments                   1,293
1.55% Institutional         3,107        $9.59           29,811      Net unrealized appreciation on
1.80% Institutional           840        $9.53            8,007       investments                                        8,194
                                                                                                               ----------------
2.05% Institutional         3,746        $9.47           35,469
                                                                   Net increase in net assets resulting from
                                                                    operations                                      $    7,950
                                                                                                               ----------------






                       -----------               ---------------
                           17,918                    $  172,341
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2003 and 2002

                                                                                                  2004              2003

Net assets at beginning of year                                                                   $   67,333        $    8,530

Net increase in net assets resulting from operations                                                   7,950             8,202

Capital shares transactions
    Net premiums                                                                                      72,673            55,025
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                           (3,726)                -
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                   (2,401)             (370)
    Interfund and net transfers to general account                                                    30,512            (4,054)
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                      97,058            50,601
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         105,008            58,803
                                                                                            -----------------  ----------------

Net assets at end of year                                                                        $   172,341        $   67,333
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Utilities Fund
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 44,435                                  Dividend income                               $    15,055
     shares at net asset value of $15.61                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $608,106)                       $  693,638
                                                                                                                        15,055
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                              105
NET ASSETS                                           $  693,638        Mortality and expense risk                        6,045
                                                 ---------------
                                                                       Contract maintenance charge                           -
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional        20,847       $12.16       $  253,409           Net investment income                          8,905
1.20% Institutional        21,627       $12.07          261,141
1.30% Institutional         1,681       $12.04           20,239    REALIZED AND UNREALIZED GAINS
1.40% Institutional           352       $12.08            4,257     (LOSSES) ON INVESTMENTS
1.45% Institutional         1,531       $11.99           18,366      Net realized gains on investments                  18,615
1.55% Institutional         8,573       $11.96          102,556      Net unrealized appreciation on
1.70% Institutional           306       $11.91            3,651       investments                                       72,647
                                                                                                               ----------------
2.05% Institutional         2,543       $11.80           30,018
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   100,167
                                                                                                               ----------------






                       -----------               ---------------
                           57,462                    $  693,638
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                   $  202,674       $    16,989

Net increase in net assets resulting from operations                                                 100,167            14,887

Capital shares transactions
    Net premiums                                                                                     590,777           177,596
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                           (2,236)                -
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                  (10,701)           (2,245)
    Interfund and net transfers to general account                                                  (187,043)           (4,553)
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                     390,797           170,798
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         490,964           185,685
                                                                                            -----------------  ----------------

Net assets at end of year                                                                         $  693,638        $  202,674
                                                                                            -----------------  ----------------

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Financial Services Fund
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 43,381                                  Dividend income                                $    4,551
     shares at net asset value of $14.61                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $589,371)                       $  633,789
                                                                                                                         4,551
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                              566
NET ASSETS                                           $  633,789        Mortality and expense risk                        7,623
                                                 ---------------
                                                                       Contract maintenance charge                         266
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional         4,870       $11.85       $   57,698           Net investment loss                           (3,904)
1.20% Institutional         1,127       $11.76           13,254
1.30% Institutional         1,273       $11.73           14,929    REALIZED AND UNREALIZED GAINS
1.40% Institutional        29,970       $11.41          341,909     (LOSSES) ON INVESTMENTS
1.45% Institutional         3,104       $11.68           36,248      Net realized gains on investments                  47,295
1.55% Institutional           536       $11.64            6,239      Net unrealized appreciation on
1.70% Institutional           173       $11.59            2,002       investments                                          395
                                                                                                               ----------------
1.80% Institutional         4,449       $11.56           51,415
2.05% Institutional         9,499       $11.47          108,983    Net increase in net assets resulting from
2.40% Institutional            98       $11.36            1,113     operations                                      $   43,786
                                                                                                               ----------------






                       -----------               ---------------
                           55,098                    $  633,789
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                   $  500,730       $   175,773

Net increase in net assets resulting from operations                                                  43,786            75,840

Capital shares transactions
    Net premiums                                                                                     202,544           202,749
    Transfers of policy loans                                                                           (941)              170
    Transfers of surrenders                                                                          (56,561)           (1,516)
    Transfers of death benefits                                                                      (19,312)          (13,785)
    Transfers of other terminations                                                                  (26,059)           (6,762)
    Interfund and net transfers to general account                                                   (10,398)           68,261
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                      89,273           249,117
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         133,059           324,957
                                                                                            -----------------  ----------------

Net assets at end of year                                                                         $  633,789        $  500,730
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Health Sciences Fund
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 50,062                                  Dividend income                                 $       -
     shares at net asset value of $18.90                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $872,997)                       $  946,167
                                                                                                                             -
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                              748
NET ASSETS                                           $  946,167        Mortality and expense risk                        8,911
                                                 ---------------
                                                                       Contract maintenance charge                         350
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional         9,390       $10.61       $   99,670           Net investment loss                          (10,009)
1.20% Institutional         9,003       $10.54           94,861
1.30% Institutional         2,420       $10.51           25,425    REALIZED AND UNREALIZED GAINS
1.40% Institutional        52,452       $10.85          569,075     (LOSSES) ON INVESTMENTS
1.45% Institutional         4,548       $10.46           47,578      Net realized gains on investments                  25,327
1.55% Institutional         4,967       $10.43           51,805      Net unrealized appreciation on
1.80% Institutional         1,741       $10.35           18,032       investments                                       32,258
                                                                                                               ----------------
2.05% Institutional         3,484       $10.28           35,817
2.15% Institutional             9       $10.25               96    Net increase in net assets resulting from
2.40% Institutional           374       $10.17            3,807     operations                                      $   47,576
                                                                                                               ----------------






                       -----------               ---------------
                           88,390                    $  946,167
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                   $  524,042       $   108,413

Net increase in net assets resulting from operations                                                  47,576            61,800

Capital shares transactions
    Net premiums                                                                                     335,407           236,041
    Transfers of policy loans                                                                         (2,072)               87
    Transfers of surrenders                                                                          (30,629)                -
    Transfers of death benefits                                                                      (13,722)          (11,145)
    Transfers of other terminations                                                                  (19,164)           (7,484)
    Interfund and net transfers to general account                                                   104,729           136,330
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                     374,549           353,829
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         422,125           415,629
                                                                                            -----------------  ----------------

Net assets at end of year                                                                        $   946,167        $  524,042
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
LEVCO Series Trust Equity Value Fund
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 193                                     Dividend income                                 $      34
     shares at net asset value of $11.24                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $1,520)                         $    2,169
                                                                                                                            34
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                                3
NET ASSETS                                           $    2,169        Mortality and expense risk                           25
                                                 ---------------
                                                                       Contract maintenance charge                          13
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
1.40% Institutional           207       $10.46       $    2,169           Net investment loss                               (7)

                                                                   REALIZED AND UNREALIZED GAINS
                                                                    (LOSSES) ON INVESTMENTS
                                                                     Net realized gains on investments                      11
                                                                     Net unrealized appreciation on
                                                                      investments                                          221
                                                                                                               ----------------

                                                                   Net increase in net assets resulting from
                                                                    operations                                       $     225
                                                                                                               ----------------






                       -----------               ---------------
                              207                    $    2,169
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                   $    1,944        $    4,305

Net increase in net assets resulting from operations                                                     225             1,619

Capital shares transactions
    Net premiums                                                                                           -            24,084
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                                -                 -
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                        -                 -
    Interfund and net transfers to general account                                                         -           (28,064)
                                                                                            -----------------  ----------------

      Net decrease in net assets from capital share transactions                                           -            (3,980)
                                                                                            -----------------  ----------------

Total increase (decrease) in net assets                                                                  225            (2,361)
                                                                                            -----------------  ----------------

Net assets at end of year                                                                         $    2,169        $    1,944
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Bond Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 126,853                                 Dividend income                                $   22,750
     shares at net asset value of $12.17                             Capital gains distributions                        12,064
                                                                                                               ----------------
     per share (cost $1,530,069)                    $ 1,543,797
                                                                                                                        34,814
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                              156
NET ASSETS                                          $ 1,543,797        Mortality and expense risk                       12,256
                                                 ---------------
                                                                       Contract maintenance charge                           -
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional        45,287       $11.25       $  509,258           Net investment income                         22,402
1.20% Institutional         3,095       $11.17           34,570
1.30% Institutional         9,461       $11.14          105,400    REALIZED AND UNREALIZED GAINS
1.40% Institutional        10,285       $10.22          105,132     (LOSSES) ON INVESTMENTS
1.45% Institutional        10,105       $11.10          112,127      Net realized gains on investments                   1,266
1.55% Institutional        14,547       $11.07          160,978      Net unrealized appreciation on
1.70% Institutional         3,145       $11.02           34,666       investments                                        9,462
                                                                                                               ----------------
1.80% Institutional         1,612       $10.99           17,717
1.90% Institutional           797       $10.96            8,734    Net increase in net assets resulting from
2.05% Institutional        40,004       $10.92          436,828     operations                                     $    33,130
                                                                                                               ----------------
2.15% Institutional             2       $10.89               21
2.20% Institutional           436       $10.55            4,594
2.40% Institutional         1,273       $10.82           13,773



                       -----------               ---------------
                          140,047                   $ 1,543,797
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                   $  325,639       $    20,971

Net increase in net assets resulting from operations                                                  33,130             3,956

Capital shares transactions
    Net premiums                                                                                   1,244,396           292,504
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                          (13,279)                -
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                  (29,551)           (1,297)
    Interfund and net transfers to general account                                                   (16,538)            9,505
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                   1,185,028           300,712
                                                                                            -----------------  ----------------

Total increase in net assets                                                                       1,218,158           304,668
                                                                                            -----------------  ----------------

Net assets at end of year                                                                       $  1,543,797        $  325,639
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Small Company Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 43,768                                  Dividend income                                 $       -
     shares at net asset value of $17.88                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $679,795)                       $  782,569
                                                                                                                             -
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                              106
NET ASSETS                                           $  782,569        Mortality and expense risk                        4,785
                                                 ---------------
                                                                       Contract maintenance charge                           -
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional        14,445       $12.93       $  186,802           Net investment loss                           (4,891)
1.20% Institutional         2,844       $12.85           36,539
1.30% Institutional         3,019       $12.81           38,682    REALIZED AND UNREALIZED GAINS
1.40% Institutional         4,203       $12.42           52,216     (LOSSES) ON INVESTMENTS
1.45% Institutional         4,351       $12.76           55,521      Net realized gains on investments                   7,816
1.55% Institutional        10,890       $12.73          138,592      Net unrealized appreciation on
1.65% Institutional           117       $16.62            1,947       investments                                       97,740
                                                                                                               ----------------
1.70% Institutional         1,068       $12.68           13,536
1.80% Institutional         1,180       $12.64           14,920    Net increase in net assets resulting from
1.90% Institutional           499       $12.61            6,293     operations                                     $   100,665
                                                                                                               ----------------
2.05% Institutional        18,360       $12.56          230,558
2.40% Institutional           533       $12.44            6,626
2.65% Institutional            27       $12.36              337



                       -----------               ---------------
                           61,538                    $  782,569
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                   $   70,024        $    3,671

Net increase in net assets resulting from operations                                                 100,665             4,878

Capital shares transactions
    Net premiums                                                                                     575,962            56,505
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                           (4,587)                -
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                   (6,919)                -
    Interfund and net transfers to general account                                                    47,424             4,970
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                     611,880            61,475
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         712,545            66,353
                                                                                            -----------------  ----------------

Net assets at end of year                                                                         $  782,569        $   70,024
                                                                                            -----------------  ----------------

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Nova Fund
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 38,749                                  Dividend income                                $      147
     shares at net asset value of $8.26                              Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $274,261)                       $  320,069
                                                                                                                           147
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                               48
NET ASSETS                                           $  320,069        Mortality and expense risk                        2,595
                                                 ---------------
                                                                       Contract maintenance charge                           -
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional        18,769       $10.90       $  204,647           Net investment loss                           (2,496)
1.20% Institutional         6,390       $10.83           69,208
1.30% Institutional           878       $10.80            9,480    REALIZED AND UNREALIZED GAINS
1.45% Institutional           622       $10.76            6,694     (LOSSES) ON INVESTMENTS
1.55% Institutional           788       $10.73            8,455      Net realized gains on investments                  26,616
2.05% Institutional         2,039       $10.59           21,585      Net unrealized appreciation on
                                                                      investments                                        6,756
                                                                                                               ----------------

                                                                   Net increase in net assets resulting from
                                                                    operations                                      $   30,876
                                                                                                               ----------------






                       -----------               ---------------
                           29,486                    $  320,069
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                  $   180,338        $    2,402

Net increase in net assets resulting from operations                                                  30,876            38,448

Capital shares transactions
    Net premiums                                                                                     118,000           103,009
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                                -                 -
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                   (2,931)                -
    Interfund and net transfers to general account                                                    (6,214)           36,479
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                     108,855           139,488
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         139,731           177,936
                                                                                            -----------------  ----------------

Net assets at end of year                                                                         $  320,069       $   180,338
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust OTC Fund
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 14,927                                  Dividend income                                 $       -
     shares at net asset value of $14.39                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $191,070)                       $  214,797
                                                                                                                             -
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                               53
NET ASSETS                                           $  214,797        Mortality and expense risk                        1,485
                                                 ---------------
                                                                       Contract maintenance charge                           -
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional         4,750       $11.88       $   56,425           Net investment loss                           (1,538)
1.20% Institutional            15       $11.80              183
1.40% Institutional           132       $10.67            1,411    REALIZED AND UNREALIZED GAINS
1.45% Institutional         2,507       $11.72           29,388     (LOSSES) ON INVESTMENTS
1.55% Institutional           594       $11.69            6,949      Net realized gains on investments                   5,868
1.80% Institutional           311       $11.61            3,606      Net unrealized appreciation on
2.05% Institutional        10,128       $11.54          116,835       investments                                       15,831
                                                                                                               ----------------

                                                                   Net increase in net assets resulting from
                                                                    operations                                     $    20,161
                                                                                                               ----------------






                       -----------               ---------------
                           18,438                    $  214,797
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                  $    61,229        $    2,383

Net increase in net assets resulting from operations                                                  20,161             7,840

Capital shares transactions
    Net premiums                                                                                      34,551            45,852
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                               (5)                -
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                     (649)             (212)
    Interfund and net transfers to general account                                                    99,510             5,366
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                     133,407            51,006
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         153,568            58,846
                                                                                            -----------------  ----------------

Net assets at end of year                                                                        $   214,797       $    61,229
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust U.S. Government Money Market Fund
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 253,699                                 Dividend income                                 $     493
     shares at net asset value of $1.00                              Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $253,699)                       $  253,699
                                                                                                                           493
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                               64
NET ASSETS                                           $  253,699        Mortality and expense risk                        4,252
                                                 ---------------
                                                                       Contract maintenance charge                           -
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional           712        $9.80        $   6,978           Net investment loss                           (3,823)
1.45% Institutional         5,644        $9.67           54,588
1.55% Institutional        12,018        $9.65          115,939    REALIZED AND UNREALIZED GAINS
2.05% Institutional         8,005        $9.52           76,194     (LOSSES) ON INVESTMENTS
                                                                     Net realized gains on investments                       -
                                                                     Net unrealized appreciation on
                                                                      investments                                            1
                                                                                                               ----------------

                                                                   Net decrease in net assets resulting from
                                                                    operations                                      $   (3,822)
                                                                                                               ----------------






                       -----------               ---------------
                           26,378                    $  253,699
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                  $ 9,803,585      $  1,281,208

Net decrease in net assets resulting from operations                                                  (3,822)          (70,242)

Capital shares transactions
    Net premiums                                                                                     308,639           412,553
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                       (9,706,414)                -
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                  (10,312)       (1,074,515)
    Interfund and net transfers to general account                                                  (137,977)        9,254,581
                                                                                            -----------------  ----------------

      Net (decrease) increase in net assets from capital share transactions                       (9,546,064)        8,592,619
                                                                                            -----------------  ----------------

Total (decrease) increase in net assets                                                           (9,549,886)        8,522,377
                                                                                            -----------------  ----------------

Net assets at end of year                                                                         $  253,699       $ 9,803,585
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Ursa Fund
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 32,430                                  Dividend income                                 $       -
     shares at net asset value of $5.19                              Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $182,369)                       $  168,312
                                                                                                                             -
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                               15
NET ASSETS                                           $  168,312        Mortality and expense risk                        2,193
                                                 ---------------
                                                                       Contract maintenance charge                           -
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional           572        $7.77        $   4,442           Net investment loss                           (2,208)
1.20% Institutional        15,747        $7.72          121,581
1.30% Institutional           182        $7.70            1,400    REALIZED AND UNREALIZED GAINS
1.40% Institutional           163        $9.10            1,487     (LOSSES) ON INVESTMENTS
1.45% Institutional         2,833        $7.67           21,723      Net realized losses on investments                 (2,745)
1.55% Institutional         2,311        $7.65           17,679      Net unrealized depreciation on
                                                                      investments                                      (11,183)
                                                                                                               ----------------

                                                                   Net decrease in net assets resulting from
                                                                    operations                                     $   (16,136)
                                                                                                               ----------------






                       -----------               ---------------
                           21,808                    $  168,312
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                  $    42,136         $       -

Net decrease in net assets resulting from operations                                                 (16,136)          (16,685)

Capital shares transactions
    Net premiums                                                                                     245,558           164,292
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                             (380)                -
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                   (2,451)                -
    Interfund and net transfers to general account                                                  (100,415)         (105,471)
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                     142,312            58,821
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         126,176            42,136
                                                                                            -----------------  ----------------

Net assets at end of year                                                                        $   168,312       $    42,136
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Arktos Fund
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 23,487                                  Dividend income                                 $       -
     shares at net asset value of $21.24                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $556,300)                       $  498,864
                                                                                                                             -
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                              160
NET ASSETS                                           $  498,864        Mortality and expense risk                        4,807
                                                 ---------------
                                                                       Contract maintenance charge                           -
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional         5,887        $6.02       $   35,418           Net investment loss                           (4,967)
1.20% Institutional        66,525        $5.98          397,559
1.30% Institutional         4,000        $5.96           23,839    REALIZED AND UNREALIZED GAINS
1.45% Institutional         3,019        $5.94           17,920     (LOSSES) ON INVESTMENTS
1.55% Institutional         4,037        $5.92           23,902      Net realized losses on investments                (25,916)
2.05% Institutional            38        $5.84              224      Net unrealized depreciation on
                                                                      investments                                      (55,794)
                                                                                                               ----------------

                                                                   Net decrease in net assets resulting from
                                                                    operations                                     $   (86,677)
                                                                                                               ----------------






                       -----------               ---------------
                           83,507                    $  498,864
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                   $   32,595         $       -

Net decrease in net assets resulting from operations                                                 (86,677)           (4,644)

Capital shares transactions
    Net premiums                                                                                     409,617            60,658
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                           (3,269)                -
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                  (11,874)                -
    Interfund and net transfers to general account                                                   158,472           (23,419)
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                     552,946            37,239
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         466,269            32,595
                                                                                            -----------------  ----------------

Net assets at end of year                                                                         $  498,864        $   32,595
                                                                                            -----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Juno Fund
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 16,350                                  Dividend income                                $    2,135
     shares at net asset value of $21.95                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $378,624)                       $  358,892
                                                                                                                         2,135
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                               35
NET ASSETS                                           $  358,892        Mortality and expense risk                        1,879
                                                 ---------------
                                                                       Contract maintenance charge                           -
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional           804        $8.97       $    7,213           Net investment income                            221
1.20% Institutional        33,750        $8.96          302,406
1.30% Institutional         3,433        $8.95           30,742    REALIZED AND UNREALIZED GAINS
1.45% Institutional           918        $8.95            8,211     (LOSSES) ON INVESTMENTS
1.55% Institutional           723        $8.94            6,464      Net realized losses on investments                 (5,808)
2.05% Institutional            36        $8.91              317      Net unrealized depreciation on
3.35% Institutional           401        $8.83            3,539       investments                                      (19,732)
                                                                                                               ----------------

                                                                   Net decrease in net assets resulting from
                                                                    operations                                     $   (25,319)
                                                                                                               ----------------






                       -----------               ---------------
                           40,064                    $  358,892
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                    $       -         $       -

Net decrease in net assets resulting from operations                                                 (25,319)                -

Capital shares transactions
    Net premiums                                                                                     120,372                 -
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                             (310)                -
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                   (2,597)                -
    Interfund and net transfers to general account                                                   266,746                 -
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                     384,211                 -
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         358,892                 -
                                                                                            -----------------  ----------------

Net assets at end of year                                                                         $  358,892         $       -
                                                                                            -----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Sector Rotation Fund
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 2,629                                   Dividend income                                 $       -
     shares at net asset value of $11.16                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $26,409)                        $   29,334
                                                                                                                             -
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                                3
NET ASSETS                                           $   29,334        Mortality and expense risk                           98
                                                 ---------------
                                                                       Contract maintenance charge                           -
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional           161       $11.34       $    1,828           Net investment loss                             (101)
1.20% Institutional         1,681       $11.32           19,028
1.40% Institutional           123       $11.31            1,385    REALIZED AND UNREALIZED GAINS
1.45% Institutional           628       $11.30            7,094     (LOSSES) ON INVESTMENTS
                                                                     Net realized gains on investments                     216
                                                                     Net unrealized appreciation on
                                                                      investments                                        2,925
                                                                                                               ----------------

                                                                   Net increase in net assets resulting from
                                                                    operations                                      $    3,040
                                                                                                               ----------------






                       -----------               ---------------
                            2,592                    $   29,334
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                    $       -         $       -

Net increase in net assets resulting from operations                                                   3,040                 -

Capital shares transactions
    Net premiums                                                                                       7,635                 -
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                                -                 -
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                     (221)                -
    Interfund and net transfers to general account                                                    18,880                 -
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                      26,294                 -
                                                                                            -----------------  ----------------

Total increase in net assets                                                                          29,334                 -
                                                                                            -----------------  ----------------

Net assets at end of year                                                                         $   29,334         $       -
                                                                                            -----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 86,394                                  Dividend income                               $     2,119
     shares at net asset value of $18.36                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $1,355,979)                    $ 1,586,192
                                                                                                                         2,119
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                              512
NET ASSETS                                          $ 1,586,192        Mortality and expense risk                       11,813
                                                 ---------------
                                                                       Contract maintenance charge                         252
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional        11,792       $16.61       $  195,853           Net investment loss                          (10,458)
1.20% Institutional        41,839       $16.49          689,845
1.30% Institutional         2,976       $16.44           48,929    REALIZED AND UNREALIZED GAINS
1.40% Institutional        28,944       $14.87          430,262     (LOSSES) ON INVESTMENTS
1.45% Institutional         2,122       $16.37           34,739      Net realized gains on investments                  52,623
1.55% Institutional         3,648       $16.32           59,541      Net unrealized appreciation on
2.05% Institutional         7,897       $16.08          127,023       investments                                      180,305
                                                                                                               ----------------

                                                                   Net increase in net assets resulting from
                                                                    operations                                      $  222,470
                                                                                                               ----------------






                       -----------               ---------------
                           99,218                   $ 1,586,192
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                   $  367,790        $   40,460

Net increase in net assets resulting from operations                                                 222,470           195,847

Capital shares transactions
    Net premiums                                                                                     953,515           244,931
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                           (6,189)           (1,867)
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                  (16,021)           (2,506)
    Interfund and net transfers to general account                                                    64,627          (109,075)
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                     995,932           131,483
                                                                                            -----------------  ----------------

Total increase in net assets                                                                       1,218,402           327,330
                                                                                            -----------------  ----------------

Net assets at end of year                                                                       $  1,586,192        $  367,790
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Emerging Markets Fund
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 36,596                                  Dividend income                                 $     607
     shares at net asset value of $15.21                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $439,537)                       $  556,621
                                                                                                                           607
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                              137
NET ASSETS                                           $  556,621        Mortality and expense risk                        4,242
                                                 ---------------
                                                                       Contract maintenance charge                           -
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional         7,193       $16.04       $  115,358           Net investment loss                           (3,772)
1.20% Institutional        15,814       $15.93          251,937
1.30% Institutional         2,274       $15.89           36,129    REALIZED AND UNREALIZED GAINS
1.40% Institutional           387       $12.10            4,686     (LOSSES) ON INVESTMENTS
1.45% Institutional         1,495       $15.83           23,654      Net realized losses on investments                   (146)
1.55% Institutional         3,890       $15.78           61,397      Net unrealized appreciation on
1.70% Institutional         1,223       $15.72           19,229       investments                                      104,082
                                                                                                               ----------------
1.80% Institutional           300       $15.68            4,700
2.05% Institutional         2,538       $15.57           39,531    Net increase in net assets resulting from
                                                                    operations                                     $   100,164
                                                                                                               ----------------






                       -----------               ---------------
                           35,114                    $  556,621
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                  $    85,231       $   132,276

Net increase in net assets resulting from operations                                                 100,164           499,354

Capital shares transactions
    Net premiums                                                                                     375,812            37,922
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                           (5,626)                -
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                   (5,047)             (539)
    Interfund and net transfers to general account                                                     6,087          (583,782)
                                                                                            -----------------  ----------------

      Net increase (decrease) in net assets from capital share transactions                          371,226          (546,399)
                                                                                            -----------------  ----------------

Total increase (decrease) in net assets                                                              471,390           (47,045)
                                                                                            -----------------  ----------------

Net assets at end of year                                                                        $   556,621       $    85,231
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Levin MidCap Value Fund
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio                           $       -      Dividend income                           $
                                                                     Capital gains distributions                             -
                                                                                                               ----------------
LIABILITIES                                                   -
                                                 ---------------
                                                                                                                             -
NET ASSETS                                            $       -      Expenses
                                                 ---------------
                                                                       Administrative expense                                -
                                                              -        Mortality and expense risk                            -
                                                                       Contract maintenance charge                           -
                                                                                                               ----------------
                                   Unit Value
                                -                     $       -           Net investment income                              -

                                                                   REALIZED AND UNREALIZED GAINS
                                                                    (LOSSES) ON INVESTMENTS
                                                                     Net realized gains on investments                       -
                                                                     Net unrealized appreciation on
                                                                      investments                                            -
                                                                                                               ----------------

                                                                   Net increase in net assets resulting from
                                                                    operations                                       $       -
                                                                                                               ----------------






                       -----------               ---------------
                                -                     $       -
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                    $       -        $    1,869

Net increase in net assets resulting from operations                                                       -                60

Capital shares transactions
    Net premiums                                                                                           -               334
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                                -                 -
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                        -                 -
    Interfund and net transfers to general account                                                         -            (2,263)
                                                                                            -----------------  ----------------

      Net decrease in net assets from capital share transactions                                           -            (1,929)
                                                                                            -----------------  ----------------

Total decrease in net assets                                                                               -            (1,869)
                                                                                            -----------------  ----------------

Net assets at end of year                                                                          $       -         $       -
                                                                                            -----------------  ----------------

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Bond Fund
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 16,152                                  Dividend income                                $    4,066
     shares at net asset value of $13.33                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $195,920)                      $   215,311
                                                                                                                         4,066
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                               38
NET ASSETS                                          $   215,311        Mortality and expense risk                        1,665
                                                 ---------------
                                                                       Contract maintenance charge                           -
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional         3,171       $13.37       $   42,395           Net investment income                          2,363
1.20% Institutional         4,774       $13.30           63,479
1.30% Institutional         1,623       $13.27           21,540    REALIZED AND UNREALIZED GAINS
1.40% Institutional           177       $10.78            1,908     (LOSSES) ON INVESTMENTS
1.45% Institutional           877       $13.23           11,604      Net realized gains on investments                     918
1.55% Institutional         2,717       $13.20           35,861      Net unrealized appreciation on
1.70% Institutional         2,385       $13.15           31,368       investments                                       16,196
                                                                                                               ----------------
2.05% Institutional           548       $13.06            7,157
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $    19,477
                                                                                                               ----------------






                       -----------               ---------------
                           16,272                   $   215,311
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                   $   48,670         $       -

Net increase in net assets resulting from operations                                                  19,477             3,085

Capital shares transactions
    Net premiums                                                                                      76,810            44,398
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                           (1,200)                -
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                   (3,275)              (80)
    Interfund and net transfers to general account                                                    74,829             1,267
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                     147,164            45,585
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         166,641            48,670
                                                                                            -----------------  ----------------

Net assets at end of year                                                                        $   215,311        $   48,670
                                                                                            -----------------  ----------------

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 74,226                                  Dividend income                                $    3,047
     shares at net asset value of $17.75                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $1,118,154)                    $ 1,317,507
                                                                                                                         3,047
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                              183
NET ASSETS                                          $ 1,317,507        Mortality and expense risk                        7,409
                                                 ---------------
                                                                       Contract maintenance charge                           -
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional        10,435       $18.44       $  192,438           Net investment loss                           (4,545)
1.20% Institutional        38,075       $18.34          698,381
1.30% Institutional         3,710       $18.30           67,911    REALIZED AND UNREALIZED GAINS
1.40% Institutional           363       $12.65            4,597     (LOSSES) ON INVESTMENTS
1.45% Institutional         2,061       $18.24           37,596      Net realized gains on investments                  25,958
1.55% Institutional        10,211       $18.20          185,887      Net unrealized appreciation on
2.05% Institutional         7,258       $18.01          130,696       investments                                      189,582
                                                                                                               ----------------

                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   210,995
                                                                                                               ----------------






                       -----------               ---------------
                           72,114                   $ 1,317,507
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                 $    161,110         $       -

Net increase in net assets resulting from operations                                                 210,995            10,333

Capital shares transactions
    Net premiums                                                                                     483,672           149,544
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                           (2,427)                -
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                  (11,105)              (30)
    Interfund and net transfers to general account                                                   475,262             1,263
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                     945,402           150,777
                                                                                            -----------------  ----------------

Total increase in net assets                                                                       1,156,397           161,110
                                                                                            -----------------  ----------------

Net assets at end of year                                                                       $  1,317,507      $    161,110
                                                                                            -----------------  ----------------

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series Growth and Income Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 10,768                                  Dividend income                                 $     884
     shares at net asset value of $15.74                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $152,641)                       $  169,492
                                                                                                                           884
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                               47
NET ASSETS                                           $  169,492        Mortality and expense risk                        1,257
                                                 ---------------
                                                                       Contract maintenance charge                           -
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional         3,889       $13.35       $   51,907           Net investment loss                             (420)
1.20% Institutional         1,997       $13.29           26,527
1.30% Institutional           591       $13.26            7,845    REALIZED AND UNREALIZED GAINS
1.40% Institutional            27       $10.88              289     (LOSSES) ON INVESTMENTS
1.45% Institutional            50       $13.23              658      Net realized gains on investments                     629
1.55% Institutional         3,304       $13.20           43,622      Net unrealized appreciation on
1.70% Institutional         1,892       $13.17           24,918       investments                                       14,523
                                                                                                               ----------------
1.80% Institutional           114       $13.14            1,504
2.05% Institutional           934       $13.09           12,224    Net increase in net assets resulting from
                                                                    operations                                     $    14,732
                                                                                                               ----------------






                       -----------               ---------------
                           12,798                    $  169,492
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                   $   27,500         $       -

Net increase in net assets resulting from operations                                                  14,732             2,778

Capital shares transactions
    Net premiums                                                                                     160,493            24,076
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                                -                 -
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                     (780)                -
    Interfund and net transfers to general account                                                   (32,453)              646
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                     127,260            24,722
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         141,992            27,500
                                                                                            -----------------  ----------------

Net assets at end of year                                                                        $   169,492        $   27,500
                                                                                            -----------------  ----------------

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Total Return Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 532,439                                 Dividend income                                $   64,509
     shares at net asset value of $10.51                             Capital gains distributions                        78,034
                                                                                                               ----------------
     per share (cost $5,575,959)                    $ 5,595,939
                                                                                                                       142,543
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                            1,225
NET ASSETS                                          $ 5,595,939        Mortality and expense risk                       46,049
                                                 ---------------
                                                                       Contract maintenance charge                         313
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional       129,645       $10.53      $ 1,364,750           Net investment income                         94,956
1.20% Institutional        31,643       $10.48          331,713
1.30% Institutional        27,541       $10.47          288,231    REALIZED AND UNREALIZED GAINS
1.40% Institutional        95,786       $10.40          996,344     (LOSSES) ON INVESTMENTS
1.45% Institutional        24,237       $10.44          253,016      Net realized gains on investments                  12,165
1.55% Institutional        58,713       $10.42          611,895      Net unrealized appreciation on
1.65% Institutional           945       $10.40            9,830       investments                                       18,386
                                                                                                               ----------------
1.70% Institutional         1,042       $10.40           10,835
1.80% Institutional        12,406       $10.38          128,757    Net increase in net assets resulting from
1.90% Institutional         2,639       $10.36           27,343     operations                                     $   125,507
                                                                                                               ----------------
2.05% Institutional       148,535       $10.34        1,535,113
2.15% Institutional            65       $10.32              669
2.40% Institutional         3,644       $10.27           37,444



                       -----------               ---------------
                          536,842                   $ 5,595,939
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                 $  1,179,472         $       -

Net increase in net assets resulting from operations                                                 125,507             9,950

Capital shares transactions
    Net premiums                                                                                   4,055,886           969,387
    Transfers of policy loans                                                                              -                 -
    Transfers of surrenders                                                                          (77,600)           (7,420)
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                  (69,395)           (8,443)
    Interfund and net transfers to general account                                                   382,069           215,998
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                   4,290,960         1,169,522
                                                                                            -----------------  ----------------

Total increase in net assets                                                                       4,416,467         1,179,472
                                                                                            -----------------  ----------------

Net assets at end of year                                                                        $ 5,595,939      $  1,179,472
                                                                                            -----------------  ----------------

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Low Duration Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 55,245                                  Dividend income                               $     6,191
     shares at net asset value of $10.30                             Capital gains distributions                         1,397
                                                                                                               ----------------
     per share (cost $569,037)                       $  569,018
                                                                                                                         7,588
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                              289
NET ASSETS                                           $  569,018        Mortality and expense risk                        6,979
                                                 ---------------
                                                                       Contract maintenance charge                          96
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional         1,896       $10.09      $    19,121           Net investment income                            224
1.30% Institutional           636       $10.03            6,380
1.40% Institutional        22,911       $10.01          229,313    REALIZED AND UNREALIZED GAINS
1.45% Institutional         8,213       $10.00           82,144     (LOSSES) ON INVESTMENTS
1.55% Institutional         4,431        $9.99           44,245      Net realized losses on investments                    (62)
2.05% Institutional        18,967        $9.90          187,815      Net unrealized appreciation on
                                                                      investments                                           11
                                                                                                               ----------------

                                                                   Net increase in net assets resulting from
                                                                    operations                                      $      173
                                                                                                               ----------------






                       -----------               ---------------
                           57,054                    $  569,018
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                  $   123,317         $       -

Net increase in net assets resulting from operations                                                     173                 4

Capital shares transactions
    Net premiums                                                                                     317,826            35,163
    Transfers of policy loans                                                                             (2)                -
    Transfers of surrenders                                                                          (13,489)                -
    Transfers of death benefits                                                                      (14,275)                -
    Transfers of other terminations                                                                  (28,195)             (578)
    Interfund and net transfers to general account                                                   183,663            88,728
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                     445,528           123,313
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         445,701           123,317
                                                                                            -----------------  ----------------

Net assets at end of year                                                                        $   569,018       $   123,317
                                                                                            -----------------  ----------------

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust High Yield Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 371,988                                 Dividend income                               $   139,839
     shares at net asset value of $8.40                              Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $3,032,274)                    $ 3,124,701
                                                                                                                       139,839
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                            1,622
NET ASSETS                                          $ 3,124,701        Mortality and expense risk                       25,315
                                                 ---------------
                                                                       Contract maintenance charge                         301
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional       101,862       $11.83      $ 1,204,851           Net investment income                        112,601
1.20% Institutional         1,653       $11.78           19,474
1.30% Institutional         1,880       $11.76           22,107    REALIZED AND UNREALIZED GAINS
1.40% Institutional       123,508       $11.50        1,419,861     (LOSSES) ON INVESTMENTS
1.45% Institutional         7,450       $11.73           87,384      Net realized losses on investments                (54,290)
1.55% Institutional        19,431       $11.71          227,545      Net unrealized appreciation on
1.70% Institutional         1,187       $11.68           13,867       investments                                       47,688
                                                                                                               ----------------
1.80% Institutional         1,008       $11.66           11,750
2.05% Institutional         9,065       $11.61          105,270    Net increase in net assets resulting from
2.15% Institutional           874       $11.59           10,135     operations                                     $   105,999
                                                                                                               ----------------
3.35% Institutional           216       $11.36            2,458





                       -----------               ---------------
                          268,134                   $ 3,124,701
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                 $  2,328,621         $       -

Net increase in net assets resulting from operations                                                 105,999            60,876

Capital shares transactions
    Net premiums                                                                                     591,235         1,569,506
    Transfers of policy loans                                                                           (198)                -
    Transfers of surrenders                                                                          (24,543)                -
    Transfers of death benefits                                                                            -                 -
    Transfers of other terminations                                                                  (57,210)          (20,562)
    Interfund and net transfers to general account                                                   180,797           718,801
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                     690,081         2,267,745
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         796,080         2,328,621
                                                                                            -----------------  ----------------

Net assets at end of year                                                                       $  3,124,701      $  2,328,621
                                                                                            -----------------  ----------------

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Real Return Portfolio
----------------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 105,472                                 Dividend income                               $    10,463
     shares at net asset value of $12.92                             Capital gains distributions                        40,143
                                                                                                               ----------------
     per share (cost $1,343,032)                    $ 1,362,695
                                                                                                                        50,606
LIABILITIES                                                   -      Expenses
                                                 ---------------
                                                                       Administrative expense                              539
NET ASSETS                                          $ 1,362,695        Mortality and expense risk                       13,704
                                                 ---------------
                                                                       Contract maintenance charge                         190
                                                                                                               ----------------
                         Units     Unit Value      Net Assets
0.95% Institutional         5,529       $11.34       $   62,688           Net investment income                         36,173
1.20% Institutional        27,607       $11.29          311,703
1.30% Institutional         4,281       $11.27           48,254    REALIZED AND UNREALIZED GAINS
1.40% Institutional        46,931       $11.25          527,835     (LOSSES) ON INVESTMENTS
1.45% Institutional         5,062       $11.24           56,913      Net realized gains on investments                  13,331
1.55% Institutional        19,671       $11.22          220,802      Net unrealized appreciation on
1.70% Institutional         2,995       $11.20           33,529       investments                                       19,041
                                                                                                               ----------------
1.80% Institutional           404       $11.18            4,521
2.05% Institutional         8,665       $11.13           96,450    Net increase in net assets resulting from
                                                                    operations                                      $   68,545
                                                                                                               ----------------






                       -----------               ---------------
                          121,145                   $ 1,362,695
                       -----------               ---------------

-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
    Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                   $  375,938         $       -

Net increase in net assets resulting from operations                                                  68,545             6,401

Capital shares transactions
    Net premiums                                                                                   1,069,051           320,779
    Transfers of policy loans                                                                           (193)                -
    Transfers of surrenders                                                                           (6,993)                -
    Transfers of death benefits                                                                       (1,342)                -
    Transfers of other terminations                                                                  (33,054)             (310)
    Interfund and net transfers to general account                                                  (109,257)           49,068
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                     918,212           369,537
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         986,757           375,938
                                                                                            -----------------  ----------------

Net assets at end of year                                                                       $  1,362,695        $  375,938
                                                                                            -----------------  ----------------

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
--------------------------------------------------------------------------------

1.     Organization and Significant Accounting Policies

       Organization
       Midland National Life Separate Account C ("Separate Account"), a unit investment trust, is a segregated investment account of Midland National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of four insurance products, each with different characteristics and product features which result in varying charges. These differences are presented as different product classes in the Statement of Assets and Liabilities. The Separate Account is used to fund variable annuity contracts of the Company. Sammons Securities Corporation, an affiliate, serves as the underwriter of the variable products.

       Investments
       The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance Products Fund II ("VIPF II"), Fidelity Variable Insurance Products Fund III ("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"), Massachusetts Financial Services Variable Insurance Trust ("MFS"), Lord Abbett Series Fund, Inc. ("LAC"), Alger American Fund ("FAM"), Berger IPT Funds ("BFG"), Calvert Variable Series, Inc. ("CAM"), AIM Variable Insurance Funds ("AIM"), LEVCO Series Trust ("LEVCO"), J.P. Morgan Series Trust II ("JP"), Rydex Variable Trust ("RYDEX"), Van Eck Worldwide Insurance Trust ("VE"), Janus Aspen Series ("JANUS") and PIMCO Variable Insurance Trust ("PIMCO") (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.

       The VE Worldwide Bond Fund, VE Worldwide Real Estate Fund, JANUS Growth and Income Portfolio, PIMCO Total Return Portfolio, PIMCO Low Duration Portfolio, PIMCO High Yield Portfolio and PIMCO Real Return Portfolio were introduced effective May 1, 2003. The VE Levin MidCap Value Fund, BFG Large Cap Growth Fund, and the BFG Small Company Growth Fund were discontinued in 2003. The VIPF III Value Strategies Portfolio, Rydex Juno Fund, and the Rydex Sector Rotation Fund were introduced effective May 1, 2004. All other portfolios have been in existence for more than three years.

       Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date. Dividends are automatically reinvested in shares of the Funds.

       The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.


       Federal Income Taxes
       The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

       Use of Estimates
       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.     Expenses and Related Party Transactions

       The Company is compensated for certain expenses as described below. The rates of each applicable charge is described in the Separate Account's prospectus.

       o A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

       o A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

       o A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.


       Each management company of the Separate Account charges fees for their management advisory services as well as other operating expenses. The fees differ between companies and by portfolio within each company; however, the fees are generally calculated based on an annual rate applied to the average net asset of the respective portfolios. The effect of the fees are netted within the share value of the respective portfolios. The portfolio fee rates charged for the years ended December 31, 2004 and 2003, respectively, were as follows:

                                                              2004        2003

Fidelity Variable Insurance Products Fund I
    Money Market Portfolio                                    0.29%       0.29%
    High Income Portfolio                                     0.97%       0.95%
    Equity-Income Portfolio                                   0.83%       0.82%
    Growth Portfolio                                          0.93%       0.92%
    Overseas Portfolio                                        1.16%       1.16%
    Midcap Portfolio                                          0.96%       0.95%
Fidelity Variable Insurance Products Fund II
    Asset Manager Portfolio                                   0.92%       0.91%
    Investment Grade Bond Portfolio                           0.81%       0.79%
    Index 500 Portfolio                                       0.35%       0.60%
    Contrafund Portfolio                                      0.93%       0.93%
    Asset Manager: Growth Portfolio                           1.05%       1.05%
Fidelity Variable Insurance Products Fund III
    Balanced Portfolio                                        0.82%       0.84%
    Growth & Income Portfolio                                 0.85%       0.85%
    Growth Opportunities Portfolio                            0.98%       0.99%
    Value Strategies Portfolio                                0.97%           -
American Century Variable Portfolios. Inc.
    Balanced Portfolio                                        0.90%       0.90%
    Capital Appreciation Portfolio                            1.00%       1.00%
    International Portfolio                                   1.42%       1.65%
    Value Portfolio                                           1.08%       1.15%
    Income and Growth Portfolio                               0.95%       0.95%
Massachusetts Financial Services Variable Insurance Trust
    Research Series                                           1.13%       1.13%
    Emerging Growth Series                                    1.12%       1.12%
    Investors Trust Series                                    1.11%       1.12%
    New Discovery Series                                      1.26%       1.29%
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                              0.89%       0.85%
    VC MidCap Value Portfolio                                 1.17%       1.08%
    VC International Portfolio                                1.34%       1.40%
Alger American Fund
    Growth Portfolio                                          0.85%       0.85%
    MidCap Growth Portfolio                                   0.92%       0.93%
    Leveraged AllCap Portfolio                                0.97%       0.97%
    Small Capitalization Portfolio                            0.97%       0.97%
Berger IPT Funds
    Large Cap Growth Fund                                         -           -
    Small Company Growth Fund                                     -           -
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio                         1.39%       1.42%
    Social MidCap Growth Portfolio                            1.17%       1.20%
    Social Equity Growth Portfolio                            1.08%       1.08%
AIM Variable Insurance Funds
    Technology Fund                                           1.40%       1.41%
    Utilities Fund                                            1.26%       1.28%
    Financial Services Fund                                   1.37%       1.38%
    Health Sciences Fund                                      1.35%       1.98%
LEVCO Series Trust
    Equity Value Fund                                             -           -
J.P. Morgan Series Trust II
    Bond Portfolio                                            0.75%       0.75%
    Small Company Portfolio                                   1.15%       1.15%
Rydex Variable Trust
    Nova Fund                                                 1.54%       1.54%
    OTC Fund                                                  1.53%       1.53%
    U.S. Government Money Market Fund                         1.22%       1.22%
    Ursa Fund                                                 1.67%       1.67%
    Arktos Fund                                               1.68%       1.68%
    Juno Fund                                                 1.69%           -
    Sector Rotation Fund                                      1.70%           -
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                                1.20%       1.23%
    Worldwide Emerging Markets Fund                           1.39%       1.43%
    Levin MidCap Value Fund                                       -           -
    Worldwide Bond Fund                                       1.27%       1.21%
    Worldwide Real Estate Fund                                1.45%       1.49%
Janus Aspen Services
    Growth and Income Portfolio                               0.75%       0.67%
PIMCO Variable Insurance Trust
    Total Return Porfolio                                     0.65%       0.65%
    Low Duration Portfolio                                    0.65%       0.65%
    High Yield Portfolio                                      0.75%       0.75%
    Real Return Portfolio                                     0.65%       0.65%


3.     Purchases and Sales of Investment Securities

       The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2004 and 2003, were as follows:

                                                         2004                                 2003
                                          -----------------------------------  -----------------------------------
Portfolio                                    Purchases            Sales           Purchases            Sales

Fidelity Variable Insurance Products
 Fund I
    Money Market Portfolio                    $ 23,138,223      $ 21,884,128       $ 76,325,453      $ 80,235,561
    High Income Portfolio                        4,098,395         1,744,657          1,925,100           950,205
    Equity-Income Portfolio                      3,513,966         3,483,897          1,881,432         3,221,057
    Growth Portfolio                             2,784,995         4,739,581          2,605,926         5,100,063
    Overseas Portfolio                           1,555,621           854,235         14,106,343        14,884,247
    Midcap Portfolio                             2,545,705         1,431,780          1,406,080         1,111,168
Fidelity Variable Insurance Products
 Fund II
    Asset Manager Portfolio                        461,430         1,158,268            753,059         1,279,694
    Investment Grade Bond Portfolio              2,005,183         1,965,979          3,588,850         4,421,686
    Index 500 Portfolio                          5,545,902         4,366,624          2,816,071         4,810,097
    Contrafund Portfolio                         6,241,035         3,061,683          2,253,026         3,124,487
    Asset Manager: Growth Portfolio                262,762           593,136            340,457           692,357
Fidelity Variable Insurance Products
 Fund III
    Balanced Portfolio                             769,676           661,221            859,659           645,518
    Growth & Income Portfolio                      727,329         1,028,697            884,440         1,355,269
    Growth Opportunities Portfolio                 192,797           442,537            370,242           624,007
    Value Strategies Portfolio                       4,937                35                  -                 -
American Century Variable
 Portfolios, Inc.
    Balanced Portfolio                             595,959           427,802            598,273           285,722
    Capital Appreciation Portfolio                 237,532           401,589            259,536           530,019
    International Portfolio                      4,033,866         1,063,277         13,482,340        13,392,484
    Value Portfolio                              3,790,322         1,365,873          1,311,017           893,560
    Income and Growth Portfolio                    339,571           220,993            205,437           258,410
Massachusetts Financial Services
 Variable Insurance Trust
    Research Series                                170,794           486,262            203,344           454,303
    Emerging Growth Series                         279,460           774,844            415,016           813,016
    Investors Trust Series                          57,446           118,329            127,071           131,695
    New Discovery Series                         1,485,092         1,396,760            944,933           585,950
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                 2,362,918           990,539          1,166,261         1,127,267
    VC MidCap Value Portfolio                    5,874,831         1,592,069          1,942,840         1,514,007
    VC International Portfolio                     431,108           163,219            117,992            43,114
Alger American Fund
    Growth Portfolio                             2,025,323           744,421          1,181,040           322,792
    MidCap Growth Portfolio                      2,144,845         1,380,071          1,687,635           235,456
    Leveraged AllCap Portfolio                     875,256         1,186,093          1,607,690           957,498
    Small Capitalization Portfolio               1,114,283           843,829          1,105,067           160,721
Berger IPT Funds
    Large Cap Growth Fund                                -                 -              6,061             7,627
    Small Company Growth Fund                            -                 -                  -               134
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio              251,733            13,212             56,645               546
    Social MidCap Growth Portfolio                  57,320             6,755              5,335                26
    Social Equity Growth Portfolio                  56,806             6,339              5,221                 9
AIM Variable Insurance Funds
    Technology Fund                                116,175            20,654             56,378             6,143
    Utilities Fund                                 908,850           509,150            198,013            25,923
    Financial Services Fund                        430,818           345,450            558,097           310,688
    Health Sciences Fund                           658,061           293,521            532,276           181,479
LEVCO Series Trust
    Equity Value Fund                                   36                43             24,761            28,762
J.P. Morgan Series Trust II
    Bond Portfolio                               1,604,663           397,232            316,619            15,545
    Small Company Portfolio                        678,548            71,560             61,531               295
Rydex Variable Trust
    Nova Fund                                      232,184           125,823            139,496               829
    OTC Fund                                       257,370           125,501             51,276               538
    U.S. Government Money Market Fund              710,121        10,260,007         28,155,070        19,632,692
    Ursa Fund                                      349,827           209,723            171,026           112,653
    Arktos Fund                                    869,337           321,359             60,688            23,521
    Juno Fund                                      825,769           441,337                  -                 -
    Sector Rotation Fund                            30,421             4,228                  -                 -
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                   1,374,033           388,560          8,394,947         8,266,318
    Worldwide Emerging Markets Fund                530,102           162,648         35,111,880        35,663,625
    Levin MidCap Value Fund                              -                 -                376             2,315
    Worldwide Bond Fund                            181,937            32,411             45,666               205
    Worldwide Real Estate Fund                   1,213,233           272,376            158,616             8,287
Janus Aspen Series
    Growth and Income Portfolio                    187,635            60,795             28,753             4,138
PIMCO Variable Insurance Trust
    Total Return Portfolio                       5,350,259           964,344          1,280,277           101,501
    Low Duration Portfolio                         589,315           143,564            124,301               947
    High Yield Portfolio                         3,782,692         2,980,009          2,415,608           128,877
    Real Return Portfolio                        1,466,362           511,975            433,063            56,713
                                          -----------------  ----------------  -----------------  ----------------
                                              $102,380,170      $ 79,241,006       $214,863,610      $208,741,766
                                          -----------------  ----------------  -----------------  ----------------




       Purchases and sales in investment shares for the years ended December 31, 2004 and 2003, were as follows:

                                                            2004                              2003
                                               --------------------------------  --------------------------------
Portfolio                                        Purchases          Sales          Purchases          Sales

Fidelity Variable Insurance Products
 Fund I
    Money Market Portfolio                         23,138,224       21,884,129       76,325,453       80,235,562
    High Income Portfolio                             618,514          270,537          307,877          151,832
    Equity-Income Portfolio                           150,779          148,994           97,538          172,375
    Growth Portfolio                                   88,705          153,704           98,191          198,842
    Overseas Portfolio                                 97,652           53,853        1,157,866        1,178,070
    Midcap Portfolio                                   98,619           55,981           69,772           59,317
Fidelity Variable Insurance Products
 Fund II
    Asset Manager Portfolio                            32,323           81,312           58,866           97,866
    Investment Grade Bond Portfolio                   153,953          150,898          269,557          331,517
    Index 500 Portfolio                                43,435           34,059           26,021           45,528
    Contrafund Portfolio                              261,268          127,504          109,759          162,185
    Asset Manager: Growth Portfolio                    21,577           48,773           32,069           63,646
Fidelity Variable Insurance Products
 Fund III
    Balanced Portfolio                                 56,102           47,937           67,458           51,511
    Growth & Income Portfolio                          55,326           77,771           76,574          115,335
    Growth Opportunities Portfolio                     12,826           29,446           28,638           49,637
    Value Strategies Portfolio                            390                3                -                -
American Century Variable
 Portfolios, Inc.
    Balanced Portfolio                                 86,040           62,240           97,453           47,759
    Capital Appreciation Portfolio                     34,524           56,637           40,209           85,187
    International Portfolio                           612,437          161,976        2,453,838        2,384,700
    Value Portfolio                                   469,475          168,965          195,130          140,701
    Income and Growth Portfolio                        50,620           33,010           36,855           47,171
Massachusetts Financial Services
 Variable Insurance Trust
    Research Series                                    12,378           34,980           17,280           40,759
    Emerging Growth Series                             17,472           48,663           30,471           61,865
    Investors Trust Series                              3,525            7,009            8,796            9,767
    New Discovery Series                              106,432          101,947           75,521           49,828
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                       93,487           39,413           55,250           56,480
    VC MidCap Value Portfolio                         316,800           86,361          134,151          107,213
    VC International Portfolio                         55,548           21,586           18,319            6,993
Alger American Fund
    Growth Portfolio                                   61,180           22,217           39,285           11,743
    MidCap Growth Portfolio                           113,437           72,585          101,779           15,414
    Leveraged AllCap Portfolio                         30,687           41,512           61,892           40,056
    Small Capitalization Portfolio                     60,823           46,532           69,654           10,622
Berger IPT Funds
    Large Cap Growth Fund                                   -                -               16              144
    Small Company Growth Fund                               -                -                -               20
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio                  16,349              837            4,308               45
    Social MidCap Portfolio                             2,306              274              230                1
    Social Equity Portfolio                             3,475              410              342                1
AIM Variable Insurance Funds
    Technology Fund                                    10,026            1,822            5,240              612
    Utilities Fund                                     67,252           38,455           16,236            2,120
    Financial Services Fund                            30,970           24,571           46,223           25,982
    Health Sciences Fund                               36,514           16,278           33,415           11,473
LEVCO Series Trust
    Equity Value Fund                                       3                4            3,169            3,519
J.P. Morgan Series Trust II
    Bond Portfolio                                    133,698           33,235           26,005            1,288
    Small Company Portfolio                            43,402            4,615            4,649               24
Rydex Variable Trust
    Nova Fund                                          31,212           17,475           24,680              131
    OTC Fund                                           19,995            9,721            4,433               44
    U.S. Government Money Market Fund                 710,121       10,260,007       28,155,070       19,632,692
    Ursa Fund                                          62,160           37,020           24,823           17,533
    Arktos Fund                                        36,304           14,170            2,201              848
    Juno Fund                                          36,245           19,895                -                -
    Sector Rotation Fund                                3,038              410                -                -
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                         86,414           24,753          737,185          716,380
    Worldwide Emerging Markets Fund                    42,783           13,202        4,200,548        4,210,298
    Levin MidCap Value Fund                                 -                -               54              318
    Worldwide Bond Fund                                15,129            2,634            3,673               16
    Worldwide Real Estate Fund                         80,630           18,573           12,848              680
Janus Aspen Series
    Growth and Income Portfolio                        13,121            4,296            2,253              309
PIMCO Variable Insurance Trust
    Total Return Portfolio                            510,370           91,779          123,613            9,764
    Low Duration Portfolio                             57,185           13,948           12,100               92
    High Yield Portfolio                              465,725          378,062          300,990           16,665
    Real Return Portfolio                             115,310           40,254           35,079            4,663
                                               ---------------  ---------------  ---------------  ---------------
                                                   29,584,296       35,237,234      115,940,905      110,685,143
                                               ---------------  ---------------  ---------------  ---------------


4.     Summary of Changes from Unit Transactions

       Transactions in units for the years ended December 31, 2004 and 2003, were as follows:

                                                              2004                            2003
                                                    ------------------------------  -----------------------------
Portfolio                                             Purchases         Sales         Purchases        Sales

Fidelity Variable Insurance Products
 Fund I
    Money Market Portfolio                              1,951,834       1,767,762       7,136,271      7,434,349
    High Income Portfolio                                 282,943         129,903         139,909         75,775
    Equity-Income Portfolio                               178,644         135,850          92,583        151,958
    Growth Portfolio                                      176,247         212,785         144,811        264,862
    Overseas Portfolio                                    116,760          54,323       1,514,884      1,533,411
    Midcap Portfolio                                      203,375         110,162         141,130        117,104
Fidelity Variable Insurance Products
 Fund II
    Asset Manager Portfolio                                23,971          64,829          40,492         75,414
    Investment Grade Bond Portfolio                       101,932         116,121         203,426        261,734
    Index 500 Portfolio                                   403,433         187,577         161,789        222,596
    Contrafund Portfolio                                  415,572         136,780         127,924        144,608
    Asset Manager: Growth Portfolio                        15,593          32,200          17,961         41,588
Fidelity Variable Insurance Products
 Fund III
    Balanced Portfolio                                     59,284          47,487          65,752         50,793
    Growth & Income Portfolio                              57,032          66,493          66,331         98,757
    Growth Opportunities Portfolio                         16,802          37,647          37,511         65,565
    Value Strategies Portfolio                                491               -               -              -
American Century Variable
 Portfolios, Inc.
    Balanced Portfolio                                     49,310          31,720          49,782         22,921
    Capital Appreciation Portfolio                         23,994          32,157          26,202         46,996
    International Portfolio                               382,724          91,457       1,520,787      1,474,270
    Value Portfolio                                       303,177          84,119         102,727         58,961
    Income and Growth Portfolio                            28,932          17,466          19,427         25,339
Massachusetts Financial Services
 Variable Insurance Trust
    Research Series                                        15,275          46,089          22,312         53,242
    Emerging Growth Series                                 29,244          74,100          49,924         93,331
    Investors Trust Series                                  5,451          10,862          14,287         15,462
    New Discovery Series                                  126,462         113,680          75,426         36,596
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                          194,564          69,820          97,503         90,898
    VC MidCap Value Portfolio                             429,460          95,578         101,982         96,270
    VC International Portfolio                             40,172          13,641          49,990          8,141
Alger American Fund
    Growth Portfolio                                      243,211         100,174         186,414         59,026
    MidCap Growth Portfolio                               224,560         153,423         218,233         31,027
    Leveraged AllCap Portfolio                            118,530         186,173         283,673        192,682
    Small Capitalization Portfolio                        139,752         108,499         177,363         25,446
Berger IPT Funds
    Large Cap Growth Fund                                       -               -             408            594
    Small Company Growth Fund                                   -               -               -             24
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio                      25,501           1,129           6,606             42
    Social MidCap Growth Portfolio                          5,535             619             546              2
    Social Equity Growth Portfolio                          5,396             622             521              -
AIM Variable Insurance Funds
    Technology Fund                                        12,866           2,162           6,683            783
    Utilities Fund                                         86,029          49,087          21,267          2,742
    Financial Services Fund                                38,979          30,392          57,759         32,236
    Health Sciences Fund                                   64,456          27,772          57,392         19,120
LEVCO Series Trust
    Equity Value Fund                                           -               1           3,370          3,747
J.P. Morgan Series Trust II
    Bond Portfolio                                        146,327          36,282          29,417          1,393
    Small Company Portfolio                                60,854           6,166           6,382             15
Rydex Variable Trust
    Nova Fund                                              23,641          12,940          18,442              -
    OTC Fund                                               24,734          11,908           5,322             23
    U.S. Government Money Market Fund                      73,567       1,050,248       2,862,560      1,988,386
    Ursa Fund                                              41,487          24,518          16,365         11,526
    Arktos Fund                                           128,644          49,889           7,738          2,986
    Juno Fund                                              88,710          48,646               -              -
    Sector Rotation Fund                                    2,986             394               -              -
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                             98,541          27,414         814,081        790,733
    Worldwide Emerging Markets Fund                        40,861          12,394       3,960,528      3,969,690
    Levin MidCap Value Fund                                     -               -              37            219
    Worldwide Bond Fund                                    14,828           2,499           3,950              7
    Worldwide Real Estate Fund                             79,011          18,722          12,547            722
Janus Aspen Series
    Growth and Income Portfolio                            15,697           5,190           2,640            349
PIMCO Variable Insurance Trust
    Total Return Portfolio                                509,773          89,585         126,520          9,866
    Low Duration Portfolio                                 58,378          13,697          12,433             60
    High Yield Portfolio                                  330,250         276,140         226,431         12,407
    Real Return Portfolio                                 131,694          46,424          41,366          5,491
                                                    --------------  --------------  --------------  -------------
                                                        8,467,476       6,173,717      21,188,117     19,722,285
                                                    --------------  --------------  --------------  -------------



5.     Net Assets

       Net assets at December 31, 2004, consisted of the following:

                                                               Accumulated          Net
                                                               Net Investment    Unrealized
                                               Capital          Income and      Appreciation
                                                Share          Net Realized     (Depreciation)
Portfolio                                   Transactions       Gains (Losses)   of Investments        Total

Fidelity Variable Insurance Products
 Fund I
    Money Market Portfolio                    $  7,037,348       $ 2,232,196         $      -       $  9,269,544
    High Income Portfolio                        6,811,607          (189,992)         459,318          7,080,933
    Equity-Income Portfolio                     10,499,930         8,215,168        2,583,446         21,298,544
    Growth Portfolio                            23,396,339         3,665,563       (3,046,077)        24,015,825
    Overseas Portfolio                           3,019,577           846,976        1,038,135          4,904,688
    Midcap Portfolio                             5,302,959            35,119        2,015,154          7,353,232
Fidelity Variable Insurance Products
 Fund II
    Asset Manager Portfolio                      2,026,548         3,447,234           81,885          5,555,667
    Investment Grade Bond Portfolio              5,738,260         2,161,254           28,124          7,927,638
    Index 500 Portfolio                         25,027,893         2,071,303          (12,788)        27,086,408
    Contrafund Portfolio                        17,199,250         3,272,969        3,304,358         23,776,577
    Asset Manager: Growth Portfolio              2,552,981           567,352         (110,022)         3,010,311
Fidelity Variable Insurance Products
 Fund III
    Balanced Portfolio                           3,688,060           (23,593)         228,422          3,892,889
    Growth & Income Portfolio                    6,483,045          (274,958)         131,743          6,339,830
    Growth Opportunities Portfolio               4,938,321        (1,018,437)        (459,857)         3,460,027
    Value Strategies Portfolio                       4,937               (34)             574              5,477
American Century Variable
 Portfolios, Inc.
    Balanced Portfolio                           1,728,459             8,686          219,810          1,956,955
    Capital Appreciation Portfolio               3,050,265        (1,163,983)         (11,333)         1,874,949
    International Portfolio                      7,099,940        (1,141,747)         951,470          6,909,663
    Value Portfolio                              6,696,779           470,730        1,339,501          8,507,010
    Income and Growth Portfolio                  2,107,356          (289,144)         164,733          1,982,945
Massachusetts Financial Services
 Variable Insurance Trust
    Research Series                              2,671,221          (855,276)          55,414          1,871,359
    Emerging Growth Series                      10,394,550        (5,463,297)        (721,982)         4,209,271
    Investors Trust Series                       1,197,271          (246,710)          49,118            999,679
    New Discovery Series                         4,845,225        (1,124,749)         391,721          4,112,197
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                 5,873,229          (120,826)       1,032,832          6,785,235
    VC MidCap Value Portfolio                    9,622,876           406,477        2,489,074         12,518,427
    VC International Portfolio                     714,059          (169,443)         122,745            667,361
Alger American Fund
    Growth Portfolio                             3,600,235          (493,236)         328,638          3,435,637
    MidCap Growth Portfolio                      3,688,625           (75,100)         596,037          4,209,562
    Leveraged AllCap Portfolio                   3,025,282          (677,689)         365,418          2,713,011
    Small Capitalization Portfolio               1,646,863            21,005          266,401          1,934,269
Berger IPT Funds
    Large Cap Growth Fund                             (154)              154                -                  -
    Small Company Growth Fund                           19               (19)               -                  -
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio              296,106             1,243           35,075            332,424
    Social MidCap Growth Portfolio                  56,262              (413)           3,740             59,589
    Social Equity Growth Portfolio                  55,797                (1)           1,912             57,708
AIM Variable Insurance Funds
    Technology Fund                                157,614               231           14,496            172,341
    Utilities Fund                                 577,738            30,368           85,532            693,638
    Financial Services Fund                        528,706            60,665           44,418            633,789
    Health Sciences Fund                           849,398            23,599           73,170            946,167
LEVCO Series Trust
    Equity Value Fund                                  742               779              648              2,169
J.P. Morgan Series Trust II
    Bond Portfolio                               1,506,344            23,725           13,728          1,543,797
    Small Company Portfolio                        677,077             2,718          102,774            782,569
Rydex Variable Trust
    Nova Fund                                      250,843            23,418           45,808            320,069
    OTC Fund                                       186,939             4,131           23,727            214,797
    U.S. Government Money Market Fund              327,523           (73,824)               -            253,699
    Ursa Fund                                      201,133           (18,764)         (14,057)           168,312
    Arktos Fund                                    590,185           (33,885)         (57,436)           498,864
    Juno Fund                                      384,211            (5,587)         (19,732)           358,892
    Sector Rotation Fund                            26,294               115            2,925             29,334
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                   1,175,640           180,339          230,213          1,586,192
    Worldwide Emerging Markets Fund                455,134           (15,597)         117,084            556,621
    Levin MidCap Value Fund                            (81)               81                -                  -
    Worldwide Bond Fund                            192,749             3,171           19,391            215,311
    Worldwide Real Estate Fund                   1,096,179            21,975          199,353          1,317,507
Janus Aspen Series
    Growth and Income Portfolio                    151,982               659           16,851            169,492
PIMCO Variable Insurance Trust
    Total Return Portfolio                       5,460,482           115,477           19,980          5,595,939
    Low Duration Portfolio                         568,841               196              (19)           569,018
    High Yield Portfolio                         2,957,826            74,448           92,427          3,124,701
    Real Return Portfolio                        1,287,749            55,284           19,662          1,362,695
                                           ----------------   ---------------  ---------------   ----------------
                                              $211,708,568       $14,568,504      $14,953,682       $241,230,754
                                           ----------------   ---------------  ---------------   ----------------


6.     Financial Highlights

       The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

       The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options. Investment options no longer available were excluded from the table.

                                                  December 31                            Year Ended December 31
                                  --------------------------------------------   ------------------------------------------------
                                               Unit Fair Value                   Investment  Expense Ratio      Total Return
                                                  Lowest to                       Income       Lowest to         Lowest to
                                    Units          Highest        Net Assets      Ratio*       Highest**         Highest***
                                  ----------- ------------------- ------------   ---------   -------------- ---------------------
Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
          2004                       804,804    $9.66 to 13.18     $9,269,544       1.45%        1.40%         -1.55% to .25%
          2003                       620,731     9.85 to 13.39     $8,015,449       1.18%        1.40%        -1.07% to 0.04%
          2002                       918,789    9.95 to 13.53     $11,925,557       1.76%        1.40%        -0.50% to 0.50%
          2001                     1,090,683        13.50         $14,720,110       4.53%        1.40%             2.74%
          2000                       854,558        13.14         $11,227,632       5.32%        1.40%             4.78%

    High Income Portfolio
          2004                       506,702    10.68 to 14.13     $7,080,933       6.63%        1.40%         6.78% to 8.35%
          2003                       353,664    12.57 to 13.18     $4,641,549       6.54%        1.40%        24.18% to 25.56%
          2002                       289,528    10.12 to 10.50     $3,040,364      11.22%        1.40%         1.20% to 2.20%
          2001                       351,995        10.30          $3,624,840      13.53%        1.40%            -12.95%
          2000                       378,755        11.83          $4,481,899       8.02%        1.40%            -23.58%

    Equity-Income Portfolio
          2004                       852,020    10.84 to 27.16    $21,298,544       1.50%        1.40%        8.32% to 10.18%
          2003                       809,226    10.45 to 24.73    $19,428,803      -1.03%        1.40%        26.63% to 28.80%
          2002                       868,601    8.28 to 19.24     $16,582,653       1.82%        1.40%       -18.13% to -16.40%
          2001                     1,009,270        23.50         $23,717,964       1.74%        1.40%             -6.30%
          2000                     1,089,815        25.08         $27,330,870       1.73%        1.40%             6.91%

    Growth Portfolio
          2004                     1,137,280    9.03 to 22.31     $24,015,824       0.26%        1.40%         .42% to 2.15%
          2003                     1,173,818    8.97 to 21.92     $25,313,935       0.27%        1.40%        29.08% to 31.29%
          2002                     1,293,869    7.00 to 16.73     $21,476,304       0.26%        1.40%       -31.10% to -29.40%
          2001                     1,530,764        24.28         $37,169,639       0.08%        1.40%            -18.82%
          2000                     1,792,936        29.91         $53,620,470       0.11%        1.40%            -12.21%

    Overseas Portfolio
          2004                       311,599    10.93 to 16.56     $4,904,688       1.03%        1.40%        10.62 to 12.24%
          2003                       249,161    11.55 to 14.91     $3,687,733       0.77%        1.40%        10.14 to 41.69%
          2002                       267,689    8.26 to 10.55      $2,819,410       0.84%        1.40%       -21.39% to -16.60%
          2001                       305,263        13.42          $4,096,695       5.50%        1.40%            -22.29%
          2000                       346,900        17.27          $5,989,762       1.42%        1.40%            -20.23%

    Midcap Portfolio
          2004                       511,413    12.14 to 15.22     $7,353,232       0.00%        1.40%        21.39% to 23.48%
          2003                       418,199    11.59 to 12.33     $4,864,077       0.36%        1.40%        34.64% to 36.95%
          2002                       394,174     8.48 to 9.00      $3,343,861       0.82%        1.40%       -11.08% to -10.00%
          2001                       274,080         9.54          $2,613,794       0.00%        1.40%             -4.54%
          2000                       123,097         9.99          $1,230,175       0.76%        1.40%             -0.10%

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
          2004                       316,683    10.52 to 18.23     $5,555,667       2.77%        1.40%         2.68% to 4.18%
          2003                       357,542    10.31 to 17.53     $6,119,650       3.69%        1.40%        15.28% to 16.67%
          2002                       392,463    8.99 to 15.07      $5,895,389       4.06%        1.40%       -10.10% to -9.60%
          2001                       443,064        16.75          $7,420,666       4.30%        1.40%             -5.43%
          2000                       523,744        17.71          $9,276,571       3.43%        1.40%             -5.29%

    Investment Grade Bond Portfolio
          2004                       488,769    10.21 to 17.20     $7,927,639       4.18%        1.40%         2.07% to 3.20%
          2003                       502,957    10.99 to 16.72     $8,132,050       5.76%        1.40%         2.81% to 3.95%
          2002                       561,266    10.69 to 16.12     $9,016,171       3.38%        1.40%         6.90% to 8.80%
          2001                       480,240        14.82          $7,115,071       4.40%        1.40%             6.97%
          2000                       340,769        13.85          $4,721,249       6.75%        1.40%             9.66%

    Index 500 Portfolio
          2004                     1,231,078    10.37 to 26.36    $27,086,408       1.21%        1.40%         7.45% to 9.30%
          2003                     1,015,223    9.65 to 24.51     $23,640,567       1.45%        1.40%        24.75% to 26.88%
          2002                     1,076,030    7.82 to 19.36     $20,680,848       1.37%        1.40%       -23.34% to -21.40%
          2001                     1,242,879        25.25         $31,388,343       1.20%        1.40%            -13.33%
          2000                     1,414,775        29.14         $41,228,375       1.05%        1.40%            -10.59%

    Contrafund Portfolio
          2004                     1,026,069    11.38 to 27.94    $23,776,578       0.30%        1.40%        11.36% to 14.07%
          2003                       747,175    11.16 to 24.56    $17,597,218       0.45%        1.40%        24.85% to 26.99%
          2002                       763,960    8.93 to 19.39     $14,723,127       0.88%        1.40%       -10.70% to -9.80%
          2001                       854,454        21.69         $18,536,195       0.80%        1.40%            -13.47%
          2000                       934,830        25.07         $23,439,413       0.34%        1.40%             -7.93%

    Asset Manager: Growth Portfolio
          2004                       170,507    10.23 to 18.31     $3,010,311       2.32%        1.40%         3.48% to 4.63%
          2003                       187,114    10.04 to 17.59     $3,241,029       2.96%        1.40%        20.53% to 21.86%
          2002                       210,741    8.33 to 14.46      $3,042,084       3.00%        1.40%       -16.72% to -16.30%
          2001                       254,141        17.36          $4,412,417       3.01%        1.40%             -8.72%
          2000                       299,570        19.02          $5,696,438       2.22%        1.40%            -13.66%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
          2004                       293,813    9.04 to 11.03      $3,892,889       1.94%        1.40%         1.67% to 9.11%
          2003                       437,160    8.28 to 10.59      $3,654,882       2.64%        1.40%       -26.60% to 16.30%
          2002                       267,058    9.02 to 11.29      $3,009,183       3.01%        1.40%        -9.97% to -8.90%
          2001                       269,866        12.54          $3,384,321       3.66%        1.40%             -2.94%
          2000                       275,343        12.92          $3,558,438       3.11%        1.40%             -5.69%

    Growth & Income Portfolio
          2004                       431,209    10.38 to 22.85     $6,339,830       0.86%        1.40%        -0.97% to 4.52%
          2003                       285,527    10.04 to 23.07     $6,345,607       1.19%        1.40%        20.94% to 93.01%
          2002                       473,096    8.30 to 11.95      $5,619,040       1.39%        1.40%       -17.81% to -16.20%
          2001                       521,679        14.54          $7,584,540       1.36%        1.40%            -10.03%
          2000                       557,245        16.16          $9,004,885       1.11%        1.40%             -4.94%

    Growth Opportunities Portfolio
          2004                       310,437    10.39 to 11.16     $3,460,027       0.53%        1.40%         4.72% to 5.88%
          2003                       331,283    10.02 to 10.56     $3,495,447       0.78%        1.40%        26.78% to 28.18%
          2002                       359,336     7.91 to 8.25      $2,962,205       1.10%        1.40%       -22.90% to -20.10%
          2001                       410,847        10.70          $4,396,210       0.39%        1.40%            -15.61%
          2000                       483,155        12.68          $6,127,285       1.37%        1.40%            -18.25%

    Value Strategies Portfolio
          2004                           491    11.13 to 11.15         $5,477       0.00%        1.40%        11.33% to 11.51%

   American Century Variable
    Portfolios, Inc.
    Balanced Portfolio
          2004                       144,647    10.68 to 14.65     $1,956,955       1.52%        1.40%         6.90% to 8.74%
          2003                       127,057    10.48 to 13.54     $1,651,386       2.21%        1.40%        16.34% to 18.33%
          2002                       100,196    8.99 to 11.50      $1,134,803       2.59%        1.40%       -10.80% to -10.00%
          2001                        96,137        12.89          $1,239,385       2.43%        1.40%             -4.93%
          2000                        77,654        13.56          $1,052,664       2.30%        1.40%             -3.97%

    Capital Appreciation Portfolio
          2004                       146,238    9.65 to 13.25      $1,874,949       0.00%        1.40%         4.76% to 6.56%
          2003                       154,400    9.11 to 12.50      $1,900,213       0.00%        1.40%        17.33% to 19.34%
          2002                       175,195    7.89 to 10.52      $1,843,106       0.00%        1.40%       -22.32% to -20.30%
          2001                       205,838        13.54          $2,787,480       0.00%        1.40%            -29.06%
          2000                       219,731        19.09          $4,195,597       0.00%        1.40%             7.49%

    International Portfolio
          2004                       574,030    11.02 to 13.67     $6,909,663       0.37%        1.40%        11.77% to 13.69%
          2003                       282,763    9.93 to 11.43      $3,152,421       0.61%        1.40%        21.11% to 23.19%
          2002                       236,246     8.38 to 9.31      $2,194,937       0.91%        1.40%       -21.46% to -15.80%
          2001                       257,976        11.85          $3,058,129       0.09%        1.40%            -30.19%
          2000                       280,155        16.98          $4,755,934       0.11%        1.40%            -17.97%

    Value Portfolio
          2004                       537,835    11.05 to 19.14     $8,507,010       1.33%        1.40%        8.88% to 13.09%
          2003                       318,778    10.89 to 17.58     $5,235,552      -4.32%        1.40%        25.76% to 27.59%
          2002                       275,011    8.72 to 13.83      $3,780,653       0.93%        1.40%       -13.83% to -11.70%
          2001                       257,059        16.05          $4,125,516       0.86%        1.40%             11.22%
          2000                       151,155        14.43          $2,180,858       1.08%        1.40%             16.46%

    Income and Growth Portfolio
          2004                       160,667    10.88 to 12.48     $1,982,945       1.38%        1.40%        9.90% to 11.51%
          2003                       149,200    10.07 to 11.21     $1,664,473       1.24%        1.40%        26.13% to 27.97%
          2002                       155,113     7.95 to 8.79      $1,360,528       1.12%        1.40%       -20.48% to -19.50%
          2001                       168,659        11.05          $1,864,235       0.87%        1.40%             -9.62%
          2000                       167,671        12.23          $2,051,090       0.51%        1.40%            -11.89%

   Massachusetts Financial Services
    Variable Insurance Trust
    Research Series
          2004                       170,766    10.59 to 11.00     $1,871,359       1.03%        1.40%        13.22% to 14.47%
          2003                       201,579     9.36 to 9.60      $1,934,761       0.61%        1.40%        21.85% to 23.19%
          2002                       232,509     7.68 to 7.81      $1,815,487       0.27%        1.40%       -25.60% to -22.40%
          2001                       243,679        10.50          $2,557,926       0.01%        1.40%            -22.36%
          2000                       216,734        13.52          $2,930,830       5.71%        1.40%             -6.18%

    Emerging Growth Series
          2004                       397,637    9.73 to 10.63      $4,209,271       0.00%        1.40%        10.43% to 11.65%
          2003                       442,493     8.81 to 9.54      $4,210,784       0.00%        1.40%        27.30% to 28.71%
          2002                       485,900     6.92 to 7.43      $3,607,932       0.00%        1.40%       -34.70% to -30.10%
          2001                       612,055        11.38          $6,963,943       0.00%        1.40%            -34.42%
          2000                       627,082        17.35         $10,880,096       6.39%        1.40%            -20.74%

    Investors Trust Series
          2004                        97,695    10.21 to 10.65       $999,679       0.60%        1.40%        8.86% to 10.07%
          2003                       103,106     9.30 to 9.67        $960,505       0.61%        1.40%        19.37% to 20.68%
          2002                       104,280         7.72            $805,128       0.54%        1.40%            -22.08%
          2001                       111,749         9.91          $1,107,132       0.62%        1.40%            -17.16%
          2000                        87,928        11.96          $1,051,267       1.08%        1.40%             -1.48%

    New Discovery Series
          2004                       243,439    9.38 to 18.63      $4,112,196       0.00%        1.40%         4.05% to 5.20%
          2003                       230,657    9.06 to 17.74      $3,800,017       0.00%        1.40%        30.73% to 32.17%
          2002                       191,827    6.97 to 13.45      $2,575,428       0.00%        1.40%       -32.61% to -30.30%
          2001                       196,868        19.96          $3,929,335       0.00%        1.40%             -6.38%
          2000                       181,758        21.32          $3,874,269       1.34%        1.40%             -3.35%

   Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio
          2004                       463,256    11.00 to 16.06     $6,785,235       0.91%        1.40%        10.36% to 11.59%
          2003                       338,512    10.42 to 14.47     $4,795,295       0.65%        1.40%        29.12% to 30.55%
          2002                       331,907    8.11 to 11.20      $3,705,477       0.54%        1.40%       -19.21% to -18.00%
          2001                       312,567        13.86          $4,333,042       0.62%        1.40%             -8.01%
          2000                       177,087        15.07          $2,668,710       1.08%        1.40%             14.25%

    VC Mid-Cap Value Portfolio
          2004                       701,769    11.92 to 21.78    $12,518,427       0.35%        1.40%        19.95% to 22.56%
          2003                       367,886    11.15 to 18.00     $6,333,734       1.61%        1.40%        22.18% to 24.28%
          2002                       327,453    9.10 to 14.64      $4,778,242       0.57%        1.40%       -11.02% to -7.80%
          2001                       286,189        16.45          $4,708,859       0.43%        1.40%             6.57%
          2000                       122,941        15.44          $1,898,823       1.48%        1.40%             50.19%

    VC International Portfolio
          2004                        64,960    8.95 to 14.36        $667,361       0.15%        1.40%        17.54% to 20.77%
          2003                        38,428    7.41 to 12.02        $312,400       1.71%        1.40%        38.96% to 41.34%
          2002                        31,302     8.54 to 9.16        $166,638       0.96%        1.40%       -18.90% to -14.60%
          2001                        31,399         6.56            $205,975       0.18%        1.40%            -27.59%
          2000                        26,139         9.06            $236,731       5.15%        1.40%            -29.60%

   Alger American Fund
    Growth Portfolio
          2004                       433,510    6.63 to 13.13      $3,435,637       0.00%        1.40%         2.99% to 6.81%
          2003                       290,474     6.21 to 9.31      $1,959,549       0.00%        1.40%        32.42% to 33.88%
          2002                       163,085     4.66 to 6.96        $771,430       0.03%        1.40%       -33.91% to -30.40%
          2001                       194,922         7.05          $1,374,366       0.37%        1.40%            -13.06%
          2000                        21,814         8.11            $176,907       0.00%        1.40%            -18.90%

    MidCap Growth Portfolio
          2004                       425,748    9.09 to 15.36      $4,209,562       0.00%        1.40%        10.36% to 12.10%
          2003                       354,611    8.11 to 10.66      $2,972,166       0.00%        1.40%        44.80% to 46.40%
          2002                       167,404     5.56 to 7.28        $935,814       0.00%        1.40%       -30.56% to -27.20%
          2001                       147,826         8.01          $1,183,607       0.00%        1.40%             -7.86%
          2000                        28,748         8.69            $249,753       0.00%        1.40%            -13.10%

    Leveraged AllCap Portfolio
          2004                       423,655    5.75 to 10.24      $2,713,011       0.00%        1.40%         5.62% to 7.16%
          2003                       491,299     5.39 to 9.15      $2,811,775       0.00%        1.40%        31.53% to 33.45%
          2002                       400,307     4.05 to 6.85      $1,631,790       0.01%        1.40%       -34.90% to -31.50%
          2001                       293,506         6.22          $1,826,061       0.00%        1.40%            -17.16%
          2000                        56,253         7.51            $422,236       0.00%        1.40%            -24.90%

    Small Capitalization Portfolio
          2004                       248,749    6.51 to 12.26      $1,934,269       0.00%        1.40%        13.51% to 15.42%
          2003                       217,497    5.64 to 10.62      $1,410,934       0.00%        1.40%        38.63% to 41.00%
          2002                        65,579     4.02 to 7.53        $270,449       0.00%        1.40%       -27.23% to -24.70%
          2001                        25,597         5.52            $141,402       0.05%        1.40%            -30.51%
          2000                         1,874         7.95             $14,901       0.00%        1.40%            -20.50%

   Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio
          2004                        30,956    10.48 to 10.83       $332,424       0.00%        1.40%         8.10% to 9.41%
          2003                         6,583     9.73 to 9.90         $65,030       2.42%        1.40%        36.75% to 38.26%
          2002                            20         7.15                $146       6.85%        1.40%            -28.50%

    Social MidCap Growth Portfolio
          2004                         5,460    10.70 to 11.05        $59,589       0.00%        1.40%         7.00% to 8.30%
          2003                           545    9.33 to 10.20          $5,524       0.00%        1.40%        29.01% to 30.43%

    Social Equity Growth Portfolio
          2004                         5,295    10.84 to 11.02        $57,708       0.13%        1.40%         5.51% to 6.14%
          2003                           521    10.34 to 10.38         $5,406       0.04%        1.40%        20.72% to 21.02%

   AIM Variable Insurance Funds
    Technology Fund
          2004                        17,918     9.47 to 9.99        $172,341       0.00%        1.40%         2.50% to 3.64%
          2003                         7,213     9.24 to 9.41         $67,333       0.00%        1.40%        42.35% to 43.92%
          2002                         1,314     6.49 to 6.54          $8,530       0.00%        1.40%       -35.10% to -34.60%

    Utilities Fund
          2004                        57,462    11.80 to 12.16       $693,638       3.36%        1.40%        21.04% to 22.39%
          2003                        20,520     9.83 to 9.93        $202,674       1.85%        1.40%        15.67% to 16.36%
          2002                         1,995         8.50             $16,989       1.05%        1.40%            -15.00%

    Financial Services Fund
          2004                        55,098    10.32 to 11.85       $633,789       0.80%        1.40%         6.09% to 7.65%
          2003                        46,512    10.68 to 11.01       $500,730       0.52%        1.40%        26.95% to 28.36%
          2002                        20,988     8.36 to 8.57        $175,773       1.31%        1.40%       -16.40% to -14.30%

    Health Sciences Fund
          2004                        88,390    10.14 to 10.85       $946,167       0.00%        1.40%         5.01% to 6.55%
          2003                        51,706    9.75 to 10.24        $524,042       0.00%        1.40%        25.19% to 26.58%
          2002                        13,434     7.79 to 8.13        $108,413       0.00%        1.40%       -22.10% to -18.70%

   LEVCO Series Trust
    Equity Value Fund
          2004                           207        $10.46             $2,169       1.65%        1.40%             12.15%
          2003                           208        $9.35              $1,944       1.79%        1.40%             25.54%
          2002                           585     7.36 to 7.40          $4,305       0.00%        1.40%       -26.40% to -26.00%

   J.P. Morgan Series Trust II
    Bond Portfolio
          2004                       140,047    10.22 to 11.25     $1,543,797       2.43%        1.40%         1.81% to 3.30%
          2003                        30,003    10.68 to 10.89       $325,639       0.41%        1.40%         1.61% to 2.74%
          2002                         1,978    10.55 to 10.60        $20,971       0.00%        1.40%         5.50% to 6.00%

    Small Company Portfolio
          2004                        61,538    12.36 to 16.62       $782,569       0.00%        1.40%        23.84% to 25.96%
          2003                         6,850    9.83 to 10.27         $70,024       0.00%        1.40%        32.43% to 34.69%
          2002                           483         7.59              $3,671       0.00%        1.40%            -24.10%

   Rydex Variable Trust
    Nova Fund
          2004                        29,486    10.59 to 10.90       $320,069       0.06%        1.40%        12.29% to 13.54%
          2003                        18,786     9.50 to 9.60        $180,338       0.00%        1.40%        37.05% to 37.88%
          2002                           345         6.97              $2,402       0.00%        1.40%            -30.30%

    OTC Fund
          2004                        18,438    10.67 to 11.88       $214,797       0.00%        1.40%        -2.18% to 8.31%
          2003                         5,611    10.81 to 10.97        $61,229       0.00%        1.40%        42.83% to 44.04%
          2002                           313     7.59 to 7.61          $2,383       0.00%        1.40%       -23.80% to -24.10%

    U.S. Gov't Money Market Fund
          2004                        26,378     9.52 to 9.80        $253,699       0.01%        1.40%        -1.80% to -0.71%
          2003                     1,003,060     9.69 to 9.88      $9,803,585       0.00%        1.40%        -0.93% to -2.02%
          2002                       128,887     9.89 to 9.93      $1,281,208       0.04%        1.40%        -0.70% to -1.10%

    Ursa Fund
          2004                        21,808     7.65 to 9.10        $168,312       0.00%        1.40%       -11.59% to -11.06%
          2003                         4,840     8.66 to 8.74         $42,136       0.00%        1.40%       -24.75% to -24.37%

    Arktos Fund
          2004                        83,506     5.92 to 6.02        $498,864       0.00%        1.40%       -13.19% to -12.67%
          2003                         4,752     6.83 to 6.89         $32,595       0.19%        1.40%       -38.27% to -37.96%

    Juno Fund
          2004                        40,064     8.83 to 8.97        $358,892       1.19%        1.40%       -11.67% to -10.25%

    Sector Rotation Fund
          2004                         2,592    11.30 to 11.34        $29,334       0.00%        1.40%        13.02% to 13.39%

   Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund
          2004                        99,218    12.45 to 16.61     $1,586,192       0.22%        1.40%        21.46% to 22.80%
          2003                        28,092    11.00 to 13.52       $367,790       0.11%        1.40%        42.14% to 43.71%
          2002                         4,743     8.53 to 9.41         $40,460       0.00%        1.40%       -14.70% to -5.90%

    Worldwide Emerging Markets Fund
          2004                        35,114    12.10 to 16.04       $556,621       0.19%        1.40%        23.33% to 24.70%
          2003                         6,647    12.71 to 12.86        $85,231       0.83%        1.40%        51.07% to 52.73%
          2002                        15,809     8.39 to 8.41        $132,276       0.00%        1.40%       -16.30% to -15.90%

    Worldwide Bond Fund
          2004                        16,272    10.78 to 13.37       $215,311       3.08%        1.40%         6.93% to 8.12%
          2003                         3,943    12.20 to 12.37        $48,670       0.00%        1.40%        15.77% to 17.05%

    Worldwide Real Estate Fund
          2004                        72,114    12.65 to 18.44     $1,317,507       0.41%        1.40%        33.44% to 34.92%
          2003                        11,826    13.50 to 13.67       $161,110       0.00%        1.40%        31.77% to 33.23%

   Janus Aspen Series
    Growth and Income Portfolio
          2004                        12,798    10.88 to 13.35       $169,492       0.90%        1.40%        9.66% to 10.88%
          2003                         2,291    11.96 to 12.03        $27,500       0.52%        1.40%        19.57% to 20.36%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
          2004                       536,842    10.27 to 10.53     $5,595,939       1.90%        1.40%         2.39% to 3.89%
          2003                       116,653    10.06 to 10.13     $1,179,472       3.59%        1.40%         0.58% to 1.32%

    Low Duration Portfolio
          2004                        57,054    9.90 to 10.09        $569,018       1.79%        1.40%         -0.22% to .88%
          2003                        12,373    9.92 to 10.00        $123,317       0.67%        1.40%        -0.76% to -0.03%

    High Yield Portfolio
          2004                       268,133    10.76 to 11.83     $3,124,701       5.13%        1.40%         5.18% to 8.50%
          2003                       214,024    10.82 to 10.90     $2,328,621       1.93%        1.40%         8.22% to 9.01%

    Real Return Portfolio
          2004                       121,145    10.59 to 11.34     $1,362,695       1.20%        1.40%         6.70% to 7.88%
          2003                        35,875    10.46 to 10.50       $375,938       2.62%        1.40%         4.32% to 5.09%



* The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.

** The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period.

NOTE: The product group 1.40 on the face of each Statement of Assets & Liabilities is comprised of multiple products originating at differing times, resulting in different unit values for that particular expense ratio category. Unit values for that product group on the Statements of Assets & Liabilities represent weighted averages for all products in that group. The unit value ranges in Note 6 above reflect each of the product group 1.40 products.

                                                               Part C
                                                          OTHER INFORMATION

Item 24.

 (a)  Financial Statements

      Financial statements are included in Part B of the Registration  Statement.

 (b)  Exhibits:

     (1)  Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate
          Account C  (4)

     (2)  Not Applicable

     (3)  (a) Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Securities (7)

          (b) Registered Representative Contract  (4)


     (4)  (a)Form of Flexible Premium Deferred Variable Annuity Contract (7)


     (5)  (a)Form of Application for Flexible Premium Deferred Variable Annuity Contract (7)

     (6)  (a)Articles of Incorporation of Midland National Life Insurance Company (4)

          (b) By-laws of Midland National Life Insurance Company  (4)

     (7)  Form of Reinsurance Agreement for contracts issued under this Registration Statement. (9)

     (8)   (a)Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II (4)

          (b) Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and
              Variable Products Fund II  (3)

          (c) Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III (4)

          (d) Form of Participation Agreement between Midland National Life Insurance Company and American Century
              Investment Services Inc. (4)

          (e) Form of Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial
              Variable  Insurance Trusts (5)

          (f) Form of Participation Agreement between Midland National Life Insurance Company and Lord Abbett Series Funds,
              Inc. (5)

          (g) Form of Participation Agreement between Midland National Life Insurance Company and Fred Alger Management,
              Inc.  (6)

          (h) Amendments to Participation Agreement for Lord Abbett Series Funds, Inc.  (2)

          (i)   Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III.
              (6)

          (j) Form of Participation Agreement between Midland National Life Insurance Company and Van Eck Associates
              Corporation (7)

          (k) Form of Participation Agreement between Midland National Life Insurance Company and INVESCO Funds Group,
              Inc. (7)

          (l) Form of Participation Agreement between Midland National Life Insurance Company and Pacific Investment
              Management Company LLC            (8)

          (m) Form of Participation Agreement between Midland National Life Insurance Company and Rydex Global Advisors (9)

          (n) Form of Participation Agreement between Midland National Life Insurance Company and J.P. Morgan Investment
              Management, Inc. (9)

          (o) Form of Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management
              Company, Inc. (9)

          (p) Form of Participation Agreement between Midland National Life Insurance Company and Janus Capital Management
              LLC (9)

          (q) Amendments to Participation Agreement between Midland National Life Insurance Company and Van Eck.(9)

          (r) Amendment to Participation Agreement between Midland National Life Insurance Company and Rydex Global
              Advisors (10)


(s)       Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck (11)

(t)       Form of Participation Agreement between Midland National Life Insurance Company and Goldman Sachs Variable
              Insurance Trust (12)

(u)       Form of Participation Agreement between Midland National Life Insurance Company and PIMCO Advisors VIT (12)

(v)       Form of Participation Agreement between Midland National Life Insurance Company and Neuberger Berman Advisers
              Management Trust (12)


     (9)  Opinion and Consent of Counsel.(13)

     (10) (a) Consent of Counsel (13)

          (b) Consent of Independent Auditors (13)


     (11) Not Applicable

     (12) Not Applicable

     (13) Performance Data Calculations  (9)

----------------------


(1)  Incorporated herein by reference to Post-Effective Amendment No. 2 on April 30, 1995 for Form N-4 (File No. 33-64016.
(2)  Incorporated herein by reference to Pre-Effective Amendment No. 1 on August 31, 1999 for Form S-6 (File No. 333-80975).
(3)  Incorporated herein by reference to Pre-Effective Amendment No. 2 on April 23, 1997 for Form S-6 (File No. 333-14061).
(4)  Incorporated herein by reference to Post-Effective Amendment No. 6 on April 30, 1998 for Form N-4 (File number 33-64016).
(5)  Incorporated herein by reference to Post-Effective Amendment No. 9 on April 30, 1999 for Form N-4 (File number 33-64016).
(6)  Incorporated herein by reference to Post-Effective Amendment No. 6 on February 15, 2001 for Form S-6 (File No. 333-14061).
(7)  Incorporated herein by reference to Post-Effective Amendment No. 1 on April 22, 2002 for Form N-4 (File 333-71800).
(8)  Incorporated herein by reference to Post-Effective Amendment No. 11 on April 29, 2003 for Form N-6 (File 333-14061)
(9)  Incorporated herein by reference to Post-Effective Amendment No. 5 on April 28, 2003 for Form N-4 (File 333-71800).
(10) Incorporated herein by reference to Post-Effective Amendment No. 1 on April 28, 2004 for Form N-4 (File 333-108437)
(11) Incorporated herein by reference to Post-Effective Amendment No. 5 on November 24, 2004 for form N-4 (File 333-108437).
(12) Incorporated herein by reference to Post-Effective Amendment No. 6 on April 29, 2005 for Form N-4 (File 333-108437)
(13) Filed herewith.


Item 25. Directors and Officers of the Depositor

---------------------------------------------------------------------- -----------------------------------------------------
Name and Principal Business Address*                                   Position and Offices with Depositor
---------------------------------------------------------------------- -----------------------------------------------------
Steven C. Palmitier..............................................      President and Chief Operating Officer - Director
---------------------------------------------------------------------- -----------------------------------------------------

Stephen P. Horvat, Jr***......................................         Senior Vice President, Chief Legal Officer and
                                                                       Secretary - Director

---------------------------------------------------------------------- -----------------------------------------------------
Donald J. Iverson.............................................         Senor Vice President and Corporate Actuary -
                                                                       Director
---------------------------------------------------------------------- -----------------------------------------------------

Melody Jensen.................................................         Vice President and General Counsel

---------------------------------------------------------------------- -----------------------------------------------------
Jon P. Newsome**..............................................         Executive Vice President, Annuity Division
---------------------------------------------------------------------- -----------------------------------------------------
Thomas M. Meyer...............................................         Senior Vice President and Chief Financial Officer
---------------------------------------------------------------------- -----------------------------------------------------
Gary J. Gaspar***................................................      Senior Vice President and Chief Information Officer
---------------------------------------------------------------------- -----------------------------------------------------

Esfandyar Dinshaw**..............................................      Executive Vice President, Annuity Division

---------------------------------------------------------------------- -----------------------------------------------------
Gary W. Helder...................................................      Vice President, Policy Administration
---------------------------------------------------------------------- -----------------------------------------------------
Robert W. Buchanan...............................................      Vice President, New Business
---------------------------------------------------------------------- -----------------------------------------------------
Timothy A. Reuer.................................................      Vice President, Product Development
---------------------------------------------------------------------- -----------------------------------------------------

Robert Tekolste**................................................      Senior Vice President, Annuity Division

---------------------------------------------------------------------- -----------------------------------------------------
Meg J. Taylor***.................................................      Vice President and Chief Compliance Officer
---------------------------------------------------------------------- -----------------------------------------------------

Tracy Michels***.................................................      Assistant Vice President and Deputy Compliance
                                                                       Officer

---------------------------------------------------------------------- -----------------------------------------------------

Kevin Bachmann...................................................      Senior Vice President, Sales, and Chief Marketing
                                                                       Officer

---------------------------------------------------------------------- -----------------------------------------------------

Gregory Helms....................................................      2nd Vice President, Policy Administration

---------------------------------------------------------------------- -----------------------------------------------------

Cindy Reed**.....................................................      Vice President and Chief Marketing Officer,
                                                                       Annuity Division

---------------------------------------------------------------------- -----------------------------------------------------
Ron Markway**....................................................      2nd Vice President, Annuity Division
---------------------------------------------------------------------- -----------------------------------------------------

Michael Yanacheak**..............................................      2nd Assistant Vice President, Product
                                                                       Development, Annuity Division

---------------------------------------------------------------------- -----------------------------------------------------
Lance Larsen**...................................................      Assistant Vice President, Annuity Division
---------------------------------------------------------------------- -----------------------------------------------------
 *   Unless noted otherwise, the principal business address for each officer and director is One Midland Plaza, Sioux Falls, SD
     57193-9991
**   Annuity Division, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266
*** 525 W. Van Buren, Chicago, IL 60607

Item 26.

Persons Controlled by or Under Common Control With the Depositor.


The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc.  The
Registrant is a segregated asset account of Midland.  Sammons Enterprises, Inc. is owned by The Charles A. Sammons 1987
Charitable Remainder Trust Number Two.  Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI) are:


  ----------------------------------------------------------- --------------------------- --------------------------
                                                                                              Percent Of Voting
  Name                                                        Jurisdiction                    Securities Owned
  ----------------------------------------------------------- --------------------------- --------------------------
     Sammons Communications, Inc.                             Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Communication of Pennsylvania, Inc.
     Sammons Communications of Pennsylvania, Inc.
     merged into Sammons Communications, Inc. as of           Delaware                              100%
     12/31/2004

  ----------------------------------------------------------- --------------------------- --------------------------
  Consolidated Investment Services, Inc. (CISI)               Nevada                                100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Richmond Holding Company, LLC                               Delaware                           5% by CISI
                                                                                                 95% by SEI
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Financial Group, Inc. (SFG)                         Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Midland National Life Insurance Company                     Iowa                                  100%
  ----------------------------------------------------------- --------------------------- --------------------------
  North American Company for Life and Health Insurance
  (NACOLAH)                                                   Illinois                              100%
  ----------------------------------------------------------- --------------------------- --------------------------

  North American Company for Life and Health Insurance                                              100%
  of New York                                                 New York

  ----------------------------------------------------------- --------------------------- --------------------------
  NACOLAH Ventures, L.L.C.                                    Delaware                         99% by NACOLAH
                                                                                                  1% by SFG
  ----------------------------------------------------------- --------------------------- --------------------------
  Parkway Holdings, Inc.                                      Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Parkway Mortgage, Inc.                                      Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  CH Holdings, Inc.                                           Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Corporation                                         Texas                                 100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Otter, Inc.                                                 Oklahoma                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Cathedral Hill Hotel, Inc.                                  Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Power Development, Inc.                             Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Gila Bend Power Partners,  L.L.C.                           Delaware                               50%
  ----------------------------------------------------------- --------------------------- --------------------------

  Mountain Valley Spring Company
     Asset sale on 4/23/2004
     Corporate name changed to H2O Distribution, Inc. as      Arkansas                              100%
     of 4/26/2004

  ----------------------------------------------------------- --------------------------- --------------------------

  Water Lines, Inc.
     Asset sale on 4/23/2004
     Corporate name changed to H2O Transportation, Inc.
     as of 4/26/2004                                          Arkansas                              100%
     H2O Transportation, Inc., merged into H2O
     Distribution, Inc. as of 12/31/2004

  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Distribution Holdings, Inc.                         Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons VSC, Inc.                                           Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------

  Vinson Supply (UK) LTD.                                     United Kingdom                         50%
     Voluntarily dissolved (in the UK) as of 4/20/2004

  ----------------------------------------------------------- --------------------------- --------------------------

  Mylon C. Jacobs Supply Co.                                  Oklahoma                              100%

  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons CTP, Inc.                                           Pennsylvania                          100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons VPC, Inc.                                           Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------

  Tie Investors, LLC                                          Texas                                  75%
     Name changed to Opus 5949 LLC as of 1/25/2005

  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Distribution, Inc.                                  Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons BW, Inc.                                            Delaware                              100%

  ----------------------------------------------------------- --------------------------- --------------------------
  TMIS, Inc.                                                  Texas                                 100%
  ----------------------------------------------------------- --------------------------- --------------------------
  B-W Mex, Inc.                                               Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Abastecedora de Services Industriales y Productos S.A.                                      99.9% by Sammons
  de C.V.  (ASPI)                                                                                 BW, Inc.
                                                              Mexico                          0.01% TMIS, Inc.
  ----------------------------------------------------------- --------------------------- --------------------------
  Sealing Specialists of Texas, Inc.                          Texas                                 100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs ITD Corp.                                            Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Equipment Trust                                      Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Equipment Mexico, Inc.                               Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Montecargas Yale de Mexico S. A. de C.V. (YALESA)                                             99% by Briggs
                                                                                               Equipment Trust
                                                              Mexico                            1% by Briggs
                                                                                           Equipment Mexico, Inc.
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Equipment S.A. de C.V. (BESA)                                                          99% by Briggs
                                                                                               Equipment Trust
                                                              Mexico                            1% by Briggs
                                                                                           Equipment Mexico, Inc.
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Construction Equipment, Inc.                         Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Crestpark LP, Inc.                                          Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Crestpark Holding, Inc.                                     Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Venture Properties, Inc.                            Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Realty Corporation                                  Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Legacy Venture GP, Inc.                             Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Legacy Venture LP, Inc.                             Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Income Properties, Inc.                             Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Eiger Venture, Inc.                                 Delaware                              100%
      Voluntarily dissolved as of 7/1/2004

  ----------------------------------------------------------- --------------------------- --------------------------
  GBH Venture Co., Inc.                                       Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Grand Bahama Hotel Co.                                      Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Jack Tar Grand Bahama Limited                               Bahamas                               100%
  ----------------------------------------------------------- --------------------------- --------------------------
  The Grove Park Inn Resort, Inc.                             Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Tours, Inc.                                         Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Securities, Inc.                                    Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Securities Company, L.L.C.                          Delaware                               50%

  ----------------------------------------------------------- --------------------------- --------------------------
  Herakles Investments, Inc.                                  Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------

  Sponsor Investments, L.L.C.                                 Texas                                  75%

  ----------------------------------------------------------- --------------------------- --------------------------
  SG Reliant Investors, LLC                                   Delaware                               80%
  ----------------------------------------------------------- --------------------------- --------------------------


Item 27. Number of Contract Owners

  As of December 31, 2004 there were 1,298 holders of nonqualified contracts and 1,669 holders of qualified contracts.


Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.


Item 29a. Relationship of Principal Underwriter to Other Investment Companies


In addition to Midland National Life Separate Account C, Sammons Securities Company LLC, the principal underwriter of the
Registrant, is also the principal underwriter for flexible premium variable life insurance contracts issued through Midland National
Life Separate Account A and flexible premium variable annuity contracts issued through North American Separate Account VAI.


Item 29b. Principal Underwriters

The directors and principal officers of Sammons Securities Company LLC are as follows:

                  ----------------------------------------------- ---------------------------------------
                  Name and Principal                              Positions and Offices with

                                                                  Sammons Securities Company,
                  Business Address*                               LLC

                  ----------------------------------------------- ---------------------------------------
                  Steve Palmitier                                 President
                  One Midland Plaza,
                  Sioux Falls, SD 57193-9991

                  ----------------------------------------------- ---------------------------------------
                  Jerome S. Rydell                                Chairman

                  ----------------------------------------------- ---------------------------------------
                  Michael Masterson                               Vice-Chairman
                  525 West Van Buren
                  Chicago, IL  60607

                  ----------------------------------------------- ---------------------------------------
                  Michael J. Brooks                               Vice-President

                  ----------------------------------------------- ---------------------------------------

                  Kevin Bachmann                                  Chief Marketing Officer
                  One Midland Plaza
                  Sioux Falls, SD  57193-9991

                  ----------------------------------------------- ---------------------------------------
                  Lisa S. Hoyne                                   Vice-President
                  One Midland Plaza,
                  Sioux Falls, SD 57193-9991

                  ----------------------------------------------- ---------------------------------------
                  Brandon D. Rydell                               Vice-President

                  ----------------------------------------------- ---------------------------------------
*  Unless otherwise indicated, the address of each executive officer of Sammons Securities Company LLC is:  4261 Park Road,
   Ann Arbor MI  48103.

Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the
Registrant with respect to these Contracts (File No. 333-71800) during the Registrant's last fiscal year:

---------------------------- -------------------------- ------------------------ --------------------- ---------------------

            (1)                         (2)                       (3)                    (4)                   (5)
                                 Net Underwriting
     Name of Principal             Discounts and           Compensation on            Brokerage               Other
        Underwriter                 Commissions               Redemption             Commissions          Compensation*

---------------------------- -------------------------- ------------------------ --------------------- ---------------------

    Sammons Securities              $ 5,033,236                    0                      0                  $394,564
       Company, LLC

---------------------------- -------------------------- ------------------------ --------------------- ---------------------

* Represents an underwriting fee paid to Sammons Securities Company for all of Midland Nationals variable annuity contracts under Separate Account C.  In exchange for the underwriting fee, Sammons Securities Company provides various administrative services.  Examples of the services provided include registered representative training sessions, tracking and notification firm element training, attendance at Annual Compliance Meetings, and continuing education required by the NASD to maintain licensing for all affiliated registered representatives licensed with Midland National.



Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3
promulgated thereunder, are maintained by Midland National Life Insurance Company at 4601 Westown Parkway, Suite 300, West
Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a
Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.


Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance
(Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.


                                                             SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland
National Life Separate Account C, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this
29th day of April,2005.

                                                                     MIDLAND NATIONAL LIFE
                                                                         SEPARATE ACCOUNT C (REGISTRANT)

Attest:  /s/                                                         By:   /s/*
        ------------------------------------------------------            --------------------------------
                                                                               MICHAEL M. MASTERSON
                                                                                   Chairman of the Board

                                                            By:  MIDLAND NATIONAL LIFE
                                                                       INSURANCE COMPANY (DEPOSITOR)


Attest:  /s/                                                By:  /s/ *
        ----------------------------------------------------     -------------------------------------------------
                                                                               MICHAEL M. MASTERSON
                                                                                  Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 29, 2005.


                       Signatures                                          Title

/s/  *                                         Chairman of the Board of Directors,
-----------------------------------------------   Director, Chief Executive Officer
      MICHAEL M. MASTERSON                            (Principal Executive Officer)


/s/  *                                         Senior Vice President, Chief Financial Officer
-----------------------------------------------   (Principal Financial Officer)
      THOMAS M. MEYER

/s/  *                                         Senior Vice President, Director
-----------------------------------------------
      JOHN J. CRAIG, II

/s/  *                                         Director, President andChief Operating Officer
-----------------------------------------------
      STEVEN C. PALMITIER

/s/  *                                         Director, Senior Vice President,
-----------------------------------------------   Corporate Actuary
      DONALD J. IVERSON

/s/  *                                         Director, Senior Vice President,
-----------------------------------------------  Chief Legal Officer and Secretary
      STEPHEN P. HORVAT, JR.

/s/  *                                         Director, President of Sammons Enterprises, Inc.
-----------------------------------------------
      ROBERT W. KORBA



*By:  /s/_______________________________________                          Date:   April 29, 2005
---------                                                                        ---------------      -------------

              Therese M. Michels
               Attorney-in-Fact
              Pursuant to Power of Attorney


                           Registration No. 333-71800


                         POST EFFECTIVE AMENDMENT NO. 7




--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


--------------------------------------------------------------------------------



                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       FOR

                    MINDLAND NAITONAL LIFE SEPARATE ACCOUNT C

                                       AND

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY



--------------------------------------------------------------------------------

                                  EXHIBIT INDEX



---------------------------- ---------------------------------------------------
Item                         Exhibit
---------------------------- ---------------------------------------------------
24(b)(9)                     Opinion and Consent of Counsel
---------------------------- ---------------------------------------------------
24(b)(10)(a)                 Consent of Sutherland Asbill & Brennan LLP
---------------------------- ---------------------------------------------------
24(b)(10)(b)                 Consent of PricewaterhouseCoopers LLP
---------------------------- ---------------------------------------------------
                             Power of Attorney
---------------------------- ---------------------------------------------------

April 26, 2005



The Board of Directors
Midland National Life Insurance Company
Des Moines, Iowa

Gentlemen:

With reference to the Registration Statement for Midland National Life Separate Account C filed on form N-4 (File number 333-71800 Amendment No. 7) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1. Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

2. The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3. The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said N-4 Registration Statement.


Sincerely,



/s/

Stephen P. Horvat, Jr.
Senior Vice President and
Chief Legal Officer

                                 April 19, 2005




Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD  57193

            RE: Midland National Life Separate Account C: National Advantage Form N-4, File No. 333-71800

Gentlemen:

                  We hereby consent to the reference to our name under the caption "Legal Matters" in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed by Midland National Life Insurance Company Separate Account C for certain variable annuity contracts (File No. 333-71800). In giving this consent, we do not admit that we are in the category of persons whose consent is required under
Section 7 of the Securities Act of 1933.

                                Very truly yours,

                                     SUTHERLAND ASBILL & BRENNAN LLP



                                     By:      /s/
                                          -------------------------------------
                                             Frederick R. Bellamy

CONSENT OF INDEPENDENT ACCOUNTANTS

We consent to the inclusion in Post effective Amendment No. 7 to this Registration Statement of Midland National Life Separate Account C on Form N-4 (File No. 333-71800) of our report dated April 22, 2005 on our audit of the financial statements of Midland National Life Separate Account C and our report dated March 4, 2005 on our audit of the financial statements of Midland National Life Insurance Company, respectively, which appear in such Registration Statement. We also consent to the reference of our firm under the caption "Financial Statements" and "Experts" in such Registration Statement.



PRICEWATERHOUSECOOPERS LLP
St. Louis, Missouri
April 25, 2005

                               POWER OF ATTORNEY

The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the "Company"), hereby constitute and appoint Stephen P. Horvat Jr., and Therese M. Michels, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.



IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this _____day of ________________ 2003.


SIGNATURE                   DATE              SIGNATURE                 DATE

/s/                         1/8/03            /s/                       1/7/03
--------------------------- ------            ------------------------- ------
Michael M. Masterson                          John J. Craig II



/s/                         1/7/03            /s/                       1/7/03
--------------------------- ------            ------------------------- ------
Steven C. Palmitier                           Donald J. Iverson



/s/                         1/7/03            /s/                       1/7/03
--------------------------- ----------        ------------------------- ------
Stephen P. Horvat, Jr.                        Thomas M. Meyer



/s/                         1/8/03
--------------------------- ------
Robert W. Korba